                                             REGISTRATION NOS. 33-75292/811-3240
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.     [ ]
                       Post Effective Amendment No. 25 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 95         [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

It is proposed that this filing will become effective:
[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
[X]     On May 2, 2005 pursuant to paragraph (b) of Rule 485
[ ]     60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]     on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

                      TITLE OF SECURITIES BEING REGISTERED:
            Group and Individual Fixed and Variable Annuity Contracts
                               PORTFOLIO DIRECTOR
                              PORTFOLIO DIRECTOR 2
                             PORTFOLIO DIRECTOR PLUS

================================================================================

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director
For Series 1.00 to 12.00                                            May 1, 2005

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2005, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG SunAmerica 2010 High Watermark Fund        VALIC Company I                    VALIC Company II
AIG SunAmerica 2015 High Watermark Fund        Asset Allocation Fund              Aggressive Growth Lifestyle Fund
AIG SunAmerica 2020 High Watermark Fund        Blue Chip Growth Fund              Capital Appreciation Fund
AIM Large Cap Growth Fund                      Capital Conservation Fund          Conservative Growth Lifestyle Fund
American Century Ultra Fund                    Core Equity Fund                   Core Bond Fund
Ariel Appreciation Fund                        Government Securities Fund         High Yield Bond Fund
Ariel Fund                                     Growth & Income Fund               International Small Cap Equity Fund
Credit Suisse Small Cap Growth Fund            Health Sciences Fund               Large Cap Value Fund
Dreyfus BASIC U.S. Mortgage Securities Fund    Income & Growth Fund               Mid Cap Growth Fund
Evergreen Equity Income Fund                   Inflation Protected Fund           Mid Cap Value Fund
Evergreen Fundamental Large Cap Fund           International Equities Fund        Moderate Growth Lifestyle Fund
Evergreen Special Equity Fund                  International Government Bond Fund Money Market II Fund
Evergreen Special Values Fund                  International Growth I Fund        Small Cap Growth Fund
Janus Adviser Worldwide Fund                   Large Cap Growth Fund              Small Cap Value Fund
Janus Fund                                     Mid Cap Index Fund                 Socially Responsible Fund
Lou Holland Growth Fund                        Money Market I Fund                Strategic Bond Fund
MSIF Trust Mid Cap Growth Portfolio            Nasdaq-100(R) Index Fund
Putnam Global Equity Fund                      Science & Technology Fund
Putnam New Opportunities Fund                  Small Cap Fund
Putnam OTC & Emerging Growth Fund              Small Cap Index Fund
Sit Mid Cap Growth Fund                        Social Awareness Fund
Sit Small Cap Growth Fund                      Stock Index Fund
Templeton Foreign Fund                         Value Fund
Templeton Global Asset Allocation Fund
Vanguard Lifestrategy Conservative Growth Fund
Vanguard Lifestrategy Growth Fund
Vanguard Lifestrategy Moderate Growth Fund
Vanguard Long-Term Investment-Grade Fund
Vanguard Long-Term Treasury Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                             Page
                                                             ----

Glossary of Terms...........................................   3

Fee Tables..................................................   4

Selected Purchase Unit Data.................................   6

Highlights..................................................  10

General Information.........................................  11
   About the Contracts......................................  11
   About VALIC..............................................  11
   About VALIC Separate Account A...........................  12
   Units of Interest........................................  12
   Distribution of the Contracts............................  12

Fixed and Variable Account Options..........................  12
   Fixed Account Options....................................  13
   Variable Account Options.................................  13

Purchase Period.............................................  21
   Account Establishment....................................  21
   When Your Account Will Be Credited.......................  22
   Purchase Units...........................................  23
   Calculation of Value for Fixed Account Options...........  23
   Calculation of Value for Variable Account Options........  23
   Stopping Purchase Payments...............................  23

Transfers Between Investment Options........................  24
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..........................  24
   Communicating Transfer or Reallocation Instructions......  25
   Effective Date of Transfer...............................  25
   Transfers During the Payout Period.......................  25

Fees and Charges............................................  25
   Account Maintenance Charge...............................  25
   Surrender Charge.........................................  25
       Amount of Surrender Charge...........................  26
       10% Free Withdrawal..................................  26
       Exceptions to Surrender Charge.......................  26
   Premium Tax Charge.......................................  26
   Separate Account Charges.................................  26
   Other Tax Charges........................................  27
   Separate Account Expense Reimbursements or Credits.......  27
   Market Value Adjustment ("MVA")..........................  27

Payout Period...............................................  27
   Fixed Payout.............................................  27
   Assumed Investment Rate..................................  27
   Variable Payout..........................................  28
   Combination Fixed and Variable Payout....................  28
   Partial Annuitization....................................  28
   Payout Date..............................................  28
   Payout Options...........................................  29
   Payout Information.......................................  29

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  29
              When Surrenders Are Allowed.......................  29
              Surrender Process.................................  30
              Amount That May Be Surrendered....................  30
              Surrender Restrictions............................  30
              Partial Surrenders................................  30
              Systematic Withdrawals............................  30
              Distributions Required by Federal Tax Law.........  31

           Exchange Privilege...................................  31
              Restrictions on Exchange Privilege................  31
              Taxes and Conversion Costs........................  31
              Surrender Charges.................................  31
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  32
              Comparison of Contracts...........................  32
              Features of Portfolio Director....................  32

           Death Benefits.......................................  32
              The Process.......................................  32
              Beneficiary Information...........................  33
                  Spousal Beneficiaries.........................  33
                  Beneficiaries Other Than Spouses..............  33
              Special Information for Individual
                Nonqualified Contracts..........................  33
              During the Purchase Period........................  33
              Interest Guaranteed Death Benefit.................  33
              Standard Death Benefit............................  34
              During the Payout Period..........................  34

           Other Contract Features..............................  35
              Changes That May Not Be Made......................  35
              Change of Beneficiary.............................  35
              Contingent Owner..................................  35
              Cancellation -- The 20 Day "Free Look"............  35
              We Reserve Certain Rights.........................  35
              Relationship to Employer's Plan...................  35

           Voting Rights........................................  36
              Who May Give Voting Instructions..................  36
              Determination of Fund Shares Attributable to
                Your Account....................................  36
                  During the Purchase Period....................  36
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  36
              How Fund Shares Are Voted.........................  36

           Federal Tax Matters..................................  36
              Types of Plans....................................  36
              Tax Consequences in General.......................  37
              Effect of Tax-Deferred Accumulations..............  38

           Legal Proceedings....................................  39

           Financial Statements.................................  39

           Table of Contents of Statement of
             Additional Information.............................  39

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------


 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges

                                                                                       $3.75
                                                                                        per
Variable Account Option Maintenance Charge (1)                                        quarter
----------------------------------------------------------------------------------------------
                                                                                      Separate
Mortality and Expense Risk Separate Account Charges by Variable Account Option (2)    Account
(as a percentage of Separate Account net assets):                                     Fee (%)
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2010 High Watermark Fund, Class I                                     1.25
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2015 High Watermark Fund, Class I                                     1.25
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2020 High Watermark Fund, Class I                                     1.25
----------------------------------------------------------------------------------------------
   AIM Large Cap Growth Fund, Investor Class                                            1.00
----------------------------------------------------------------------------------------------
   American Century Ultra Fund, Investor Class                                          1.04
----------------------------------------------------------------------------------------------
   Ariel Appreciation Fund                                                              1.00
----------------------------------------------------------------------------------------------
   Ariel Fund                                                                           1.00
----------------------------------------------------------------------------------------------
   Credit Suisse Small Cap Growth Fund, Common Class                                    1.00
----------------------------------------------------------------------------------------------
   Dreyfus BASIC U.S. Mortgage Securities Fund                                          1.00
----------------------------------------------------------------------------------------------
   Evergreen Equity Income Fund, Class A                                                1.00
----------------------------------------------------------------------------------------------
   Evergreen Fundamental Large Cap Fund, Class A                                        1.00
----------------------------------------------------------------------------------------------
   Evergreen Special Equity Fund, Class A                                               1.00
----------------------------------------------------------------------------------------------
   Evergreen Special Values Fund, Class A                                               1.00
----------------------------------------------------------------------------------------------
   Janus Adviser Worldwide Fund, Class I                                                1.00
----------------------------------------------------------------------------------------------
   Janus Fund                                                                           1.00
----------------------------------------------------------------------------------------------
   Lou Holland Growth Fund                                                              1.00
----------------------------------------------------------------------------------------------
   MSIF Trust Mid Cap Growth Portfolio, Adviser Class                                   1.00
----------------------------------------------------------------------------------------------
   Putnam Global Equity Fund, Class A                                                   1.00
----------------------------------------------------------------------------------------------
   Putnam New Opportunities Fund, Class A                                               1.00
----------------------------------------------------------------------------------------------
   Putnam OTC & Emerging Growth Fund, Class A                                           1.00
----------------------------------------------------------------------------------------------
   Sit Mid Cap Growth Fund                                                              1.00
----------------------------------------------------------------------------------------------
   Sit Small Cap Growth Fund                                                            1.00
----------------------------------------------------------------------------------------------
   Templeton Foreign Fund, Class A                                                      1.00
----------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund, Class 1                                      1.25
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Conservative Growth Fund                                       1.25
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Growth Fund                                                    1.25
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Moderate Growth Fund                                           1.25
----------------------------------------------------------------------------------------------
   Vanguard Long-Term Investment-Grade Fund, Investor Shares                            1.00
----------------------------------------------------------------------------------------------
   Vanguard Long-Term Treasury Fund, Investor Shares                                    1.00
----------------------------------------------------------------------------------------------
   Vanguard Wellington Fund, Investor Shares                                            1.25
----------------------------------------------------------------------------------------------
   Vanguard Windsor II Fund, Investor Shares                                            1.25
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC Company I
------------------------------------------------------
       Asset Allocation Fund                      1.00
------------------------------------------------------
       Blue Chip Growth Fund                      1.00
------------------------------------------------------
       Capital Conservation Fund                  1.00
------------------------------------------------------
       Core Equity Fund                           1.00
------------------------------------------------------
       Government Securities Fund                 1.00
------------------------------------------------------
       Growth & Income Fund                       1.00
------------------------------------------------------
       Health Sciences Fund                       1.00
------------------------------------------------------
       Income & Growth Fund                       1.00
------------------------------------------------------
       Inflation Protected Fund                   1.00
------------------------------------------------------
       International Equities Fund                1.00
------------------------------------------------------
       International Government Bond Fund         1.00
------------------------------------------------------
       International Growth I Fund                1.00
------------------------------------------------------
       Large Cap Growth Fund                      1.00
------------------------------------------------------
       Mid Cap Index Fund                         1.00
------------------------------------------------------
       Money Market I Fund                        1.00
------------------------------------------------------
       Nasdaq-100(R) Index Fund                   1.00
------------------------------------------------------
       Science & Technology Fund                  1.00
------------------------------------------------------
       Small Cap Fund                             1.00
------------------------------------------------------
       Small Cap Index Fund                       1.00
------------------------------------------------------
       Social Awareness Fund                      1.00
------------------------------------------------------
       Stock Index Fund                           1.00
------------------------------------------------------
       Value Fund                                 1.00
------------------------------------------------------
   VALIC Company II
------------------------------------------------------
       Aggressive Growth Lifestyle Fund           0.75
------------------------------------------------------
       Capital Appreciation Fund                  0.75
------------------------------------------------------
       Conservative Growth Lifestyle Fund         0.75
------------------------------------------------------
       Core Bond Fund                             0.75
------------------------------------------------------
       High Yield Bond Fund                       0.75
------------------------------------------------------
       International Small Cap Equity Fund        0.75
------------------------------------------------------
       Large Cap Value Fund                       0.75
------------------------------------------------------
       Mid Cap Growth Fund                        0.75
------------------------------------------------------
       Mid Cap Value Fund                         0.75
------------------------------------------------------
       Moderate Growth Lifestyle Fund             0.75
------------------------------------------------------
       Money Market II Fund                       0.75
------------------------------------------------------
       Small Cap Growth Fund                      0.75
------------------------------------------------------
       Small Cap Value Fund                       0.75
------------------------------------------------------
       Socially Responsible Fund                  0.75
------------------------------------------------------
       Strategic Bond Fund                        0.75
------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.24%   1.99%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $765. $1,413  $2,087   $3,347

(2) If you annuitize your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $306.  $936   $1,591   $3,347

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $306.  $936   $1,591   $3,347

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option.


                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
  Fund Name                                 Year at 1/1 at 12/31   at 12/31
  ---------                                 ---- ------ -------- ------------
  VALIC Company I
    Asset Allocation Fund (Division 5)      2004 4.063   4.364    42,594,301
                                            2003 3.429   4.063    42,040,433
                                            2002 3.821   3.429    43,285,442
                                            2001 4.030   3.821    48,720,402
                                            2000 4.174   4.030    52,959,577
                                            1999 3.773   4.174    61,240,667
                                            1998 3.219   3.773    60,237,818
    Blue Chip Growth Fund (Division 72)     2004 0.760   0.819    48,582,232
                                            2003 0.593   0.760    40,347,736
                                            2002 0.791   0.593    22,902,086
                                            2001 0.932   0.791    18,438,550
                                            2000    --   0.932     1,336,967
    Capital Conservation Fund (Division 7)  2004 2.638   2.715    25,767,071
                                            2003 2.559   2.638    26,764,417
                                            2002 2.373   2.559    28,140,575
                                            2001 2.223   2.373    26,621,580
                                            2000 2.057   2.223    20,656,355
                                            1999 2.086   2.057    24,749,727
                                            1998 1.962   2.086    28,751,662
    Core Equity Fund (Division 15)          2004 1.945   2.080   251,431,904
                                            2003 1.549   1.945   296,958,636
                                            2002 2.010   1.549   316,043,125
                                            2001 2.396   2.010   362,619,846
                                            2000 2.582   2.396   397,168,720
                                            1999 2.429   2.582   460,108,285
                                            1998 2.077   2.429   494,997,997

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Government Securities Fund (Division 8)  2004 2.668   2.733    41,192,679
                                             2003 2.664   2.668    48,017,234
                                             2002 2.402   2.664    57,831,831
                                             2001 2.272   2.402    44,509,286
                                             2000 2.033   2.272    39,203,845
                                             1999 2.112   2.033    45,292,728
                                             1998 1.958   2.112    53,729,671
    Growth & Income Fund (Division 16)       2004 1.985   2.175    70,680,178
                                             2003 1.634   1.985    88,456,378
                                             2002 2.103   1.634    89,012,446
                                             2001 2.363   2.103   101,022,403
                                             2000 2.677   2.363   110,018,242
                                             1999 2.201   2.677   124,329,201
                                             1998 1.941   2.201   129,550,695
    Health Sciences Fund (Division 73)       2004 0.884   1.009   140,193,273
                                             2003 0.651   0.884   111,112,131
                                             2002 0.909   0.651    71,763,339
                                             2001 1.000   0.909    45,582,144
                                             2000    --   1.000     3,398,890
    Income & Growth Fund (Division 21)       2004 1.416   1.581   125,932,333
                                             2003 1.107   1.416   136,765,754
                                             2002 1.390   1.107   140,185,069
                                             2001 1.532   1.390   152,155,061
                                             2000    --   1.532   158,568,077
    Inflation Protected Fund (Division 77)   2004    --   1.000            --

--------------------------------------------------------------------------------

                                                                    Number of
                                                    Unit    Unit      Units
                                                   Value   Value   Outstanding
 Fund Name                                    Year at 1/1 at 12/31   at 12/31
 ---------                                    ---- ------ -------- ------------
   International Equities Fund (Division 11)  2004 1.214   1.417   236,838,112
                                              2003 0.946   1.214    94,147,400
                                              2002 1.177   0.946    75,173,264
                                              2001 1.523   1.177    76,641,544
                                              2000 1.860   1.523    83,339,570
                                              1999 1.455   1.860    94,415,343
                                              1998 1.237   1.455   101,811,751
   International Government Bond Fund
    (Division 13)                             2004 2.044   2.239    60,838,720
                                              2003 1.729   2.044    66,821,042
                                              2002 1.488   1.729    67,330,936
                                              2001 1.532   1.488    62,446,759
                                              2000 1.609   1.532    71,084,248
                                              1999 1.728   1.609    90,136,603
                                              1998 1.491   1.728    97,473,851
   International Growth I Fund (Division 20)  2004 1.445   1.654   221,113,668
                                              2003 1.164   1.445   246,891,622
                                              2002 1.438   1.164   256,424,177
                                              2001 1.964   1.438   283,131,435
                                              2000    --   1.964   307,144,232
   Large Cap Growth Fund (Division 30)        2004 1.067   1.112   307,715,790
                                              2003 0.855   1.067   358,523,451
                                              2002 1.201   0.855   369,317,299
                                              2001 1.580   1.201   401,959,524
                                              2000    --   1.580   414,967,969
   Mid Cap Index Fund (Division 4)            2004 7.301   8.388   187,095,480
                                              2003 5.457   7.301   174,675,260
                                              2002 6.477   5.457   157,442,272
                                              2001 6.605   6.477   149,549,757
                                              2000 5.722   6.605   146,197,467
                                              1999 5.029   5.722   151,288,816
                                              1998 4.269   5.029   169,039,887
   Money Market I Fund (Division 6)           2004 1.944   1.940   129,467,234
                                              2003 1.952   1.944   161,634,525
                                              2002 1.947   1.952   205,010,837
                                              2001 1.897   1.947   224,050,426
                                              2000 1.807   1.897   240,116,959
                                              1999 1.743   1.807   233,940,123
                                              1998 1.674   1.743   147,547,688
   Nasdaq-100 Index Fund (Division 46)        2004 0.433   0.472   176,444,590
                                              2003 0.293   0.433   176,475,089
                                              2002 0.479   0.293    76,610,720
                                              2001 0.717   0.479    40,571,277
                                              2000    --   0.717     4,042,621
   Science & Technology Fund (Division 17)    2004 2.157   2.153   535,595,406
                                              2003 1.439   2.157   622,810,395
                                              2002 2.430   1.439   597,759,509
                                              2001 4.173   2.430   611,628,753
                                              2000 6.399   4.173   594,274,024
                                              1999 3.216   6.399   517,699,561
                                              1998 2.286   3.216   418,601,069
   Small Cap Fund (Division 18)               2004 2.144   2.526   238,208,574
                                              2003 1.588   2.144   268,362,373
                                              2002 2.093   1.588   276,885,630
                                              2001 2.226   2.093   299,564,434
                                              2000    --   2.226   314,734,469
   Small Cap Index Fund (Division 14)         2004 2.770   3.233   173,418,721
                                              2003 1.910   2.770   134,607,266
                                              2002 2.437   1.910   100,628,024
                                              2001 2.413   2.437    93,009,856
                                              2000 2.523   2.413    90,786,183
                                              1999 2.101   2.523    94,031,183
                                              1998 2.164   2.101   107,321,015

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Social Awareness Fund (Division 12)      2004 3.317   3.631   101,512,026
                                             2003 2.608   3.317   110,369,646
                                             2002 3.441   2.608   112,841,262
                                             2001 3.922   3.441   123,856,021
                                             2000 4.419   3.922   130,333,155
                                             1999 3.762   4.419   136,226,993
                                             1998 2.985   3.762   114,382,494
    Stock Index Fund (Division 10)           2004 4.332   4.739   733,344,085
                                             2003 3.413   4.332   756,956,966
                                             2002 4.444   3.413   738,928,811
                                             2001 5.113   4.444   772,475,516
                                             2000 5.697   5.113   783,994,005
                                             1999 4.772   5.697   766,975,696
                                             1998 3.753   4.772   691,680,049
   Value Fund (Division 74)                  2004 0.993   1.143     5,566,386
                                             2003 0.796   0.993     3,243,907
                                             2002 1.000   0.796     1,907,257
                                             2001    --   1.000
  VALIC Company II
    Aggressive Growth Lifestyle Fund
     (Division 48)                           2004 1.289   1.451    19,008,640
                                             2003 1.004   1.289    16,342,363
                                             2002 1.240   1.004    11,558,922
                                             2001 1.428   1.240     8,479,357
                                             2000 1.538   1.428     3,064,339
                                             1999 1.193   1.538       139,443
                                             1998    --   1.193
    Capital Appreciation Fund (Division 39)  2004 0.858   0.930     7,749,417
                                             2003 0.686   0.858     7,347,981
                                             2002 0.998   0.686     5,866,302
                                             2001 1.281   0.998     4,597,267
                                             2000 1.668   1.281     2,191,030
                                             1999 1.241   1.668       519,825
                                             1998    --   1.241
    Conservative Growth Lifestyle Fund
     (Division 50)                           2004 1.429   1.548    13,226,075
                                             2003 1.229   1.429    11,189,541
                                             2002 1.304   1.229     7,989,699
                                             2001 1.337   1.304     7,345,651
                                             2000 1.307   1.337     3,163,014
                                             1999 1.162   1.307       203,221
                                             1998    --   1.162
    Core Bond Fund (Division 58)             2004 1.285   1.337    22,213,550
                                             2003 1.245   1.285    13,199,419
                                             2002 1.152   1.245     9,930,525
                                             2001 1.087   1.152     5,667,850
                                             2000 1.010   1.087       814,285
                                             1999 1.029   1.010        54,349
                                             1998    --   1.029
    High Yield Bond Fund (Division 60)       2004 1.328   1.527    39,464,716
                                             2003 1.029   1.328    31,141,647
                                             2002 1.056   1.029    11,554,260
                                             2001 1.004   1.056     8,434,842
                                             2000 1.076   1.004       431,009
                                             1999 1.053   1.076       136,423
                                             1998    --   1.053
    International Small Cap Equity Fund
     (Division 33)                           2004 1.140   1.350    15,045,345
                                             2003 0.897   1.140    15,336,882
                                             2002 1.094   0.897     9,751,067
                                             2001 1.361   1.094     5,523,146
                                             2000 1.635   1.361     3,937,263
                                             1999 1.052   1.635       167,387
                                             1998    --   1.052

--------------------------------------------------------------------------------

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Large Cap Value Fund (Division 40)       2004 1.471   1.657    22,466,486
                                             2003 1.162   1.471    19,554,529
                                             2002 1.331   1.162    11,615,338
                                             2001 1.365   1.331     5,319,745
                                             2000 1.303   1.365     1,132,534
                                             1999 1.247   1.303       216,072
                                             1998    --   1.247
    Mid Cap Growth Fund (Division 37)        2004 0.931   1.041    38,665,585
                                             2003 0.677   0.931    38,639,597
                                             2002 0.978   0.677    28,059,999
                                             2001 1.417   0.978    18,834,319
                                             2000 1.423   1.417     3,354,590
                                             1999 1.348   1.423       477,094
                                             1998    --   1.348
    Mid Cap Value Fund (Division 38)         2004 2.305   2.660    73,553,326
                                             2003 1.620   2.305    53,467,855
                                             2002 1.897   1.620    38,928,162
                                             2001 1.947   1.897    27,418,727
                                             2000 1.522   1.947     6,374,398
                                             1999 1.255   1.522       223,437
                                             1998    --   1.255
    Moderate Growth Lifestyle Fund
     (Division 49)                           2004 1.406   1.551    31,312,396
                                             2003 1.148   1.406    24,012,378
                                             2002 1.291   1.148    16,964,088
                                             2001 1.379   1.291    12,680,095
                                             2000 1.398   1.379     5,035,039
                                             1999 1.185   1.398       215,575
                                             1998    --   1.185
    Money Market II Fund (Division 44)       2004 1.146   1.146    47,203,913
                                             2003 1.147   1.146    48,507,704
                                             2002 1.141   1.147    55,192,758
                                             2001 1.109   1.141    42,669,882
                                             2000 1.054   1.109    14,885,109
                                             1999 1.013   1.054     4,089,393
                                             1998    --   1.013
    Small Cap Growth Fund (Division 35)      2004 1.300   1.431    23,436,506
                                             2003 0.898   1.300    21,201,957
                                             2002 1.347   0.898    12,177,837
                                             2001 1.781   1.347     7,360,232
                                             2000 2.273   1.781     2,825,155
                                             1999 1.349   2.273       298,665
                                             1998    --   1.349
    Small Cap Value Fund (Division 36)       2004 1.672   1.981    36,447,218
                                             2003 1.210   1.672    26,691,411
                                             2002 1.392   1.210    23,443,070
                                             2001 1.310   1.392    13,710,867
                                             2000 1.081   1.310     2,215,195
                                             1999 1.165   1.081       166,013
                                             1998    --   1.165
    Socially Responsible Fund (Division 41)  2004 1.145   1.249    66,177,719
                                             2003 0.899   1.145     3,134,200
                                             2002 1.182   0.899     2,009,798
                                             2001 1.349   1.182     1,579,023
                                             2000 1.497   1.349       821,758
                                             1999 1.278   1.497       282,396
                                             1998    --   1.278
    Strategic Bond Fund (Division 59)        2004 1.510   1.658    48,488,686
                                             2003 1.274   1.510    29,922,875
                                             2002 1.204   1.274    13,615,201
                                             2001 1.097   1.204     8,634,572
                                             2000 1.082   1.097       212,572
                                             1999 1.050   1.082         2,324
                                             1998    --   1.050

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
  AIG SunAmerica 2010 High Watermark
   (Division 80)                             2004
  AIG SunAmerica 2015 High Watermark
   (Division 81)                             2004
  AIG SunAmerica 2020 High Watermark
   (Division 82)                             2004
  AIM Large Cap Growth Fund (Division 62)    2004 0.276   0.299    42,646,025
                                             2003 0.215   0.276    37,920,252
                                             2002 0.296   0.215    28,708,324
                                             2001 0.468   0.296    24,584,502
                                             2000 0.436   0.468     1,088,162
  American Century Ultra Fund (Division 31)  2004 1.499   1.643   568,429,663
                                             2003 1.204   1.499   626,818,023
                                             2002 1.582   1.204   588,606,681
                                             2001 1.872   1.582   585,930,644
                                             2000 2.360   1.872   551,791,383
                                             1999 1.686   2.360   411,119,880
                                             1998 1.266   1.686   209,221,513
  Ariel Appreciation Fund (Division 69)      2004 1.408   1.577   229,890,934
                                             2003 1.086   1.408   206,608,880
                                             2002 1.224   1.086   158,623,399
                                             2001 1.063   1.224    67,080,699
                                             2000    --   1.063        96,941
  Ariel Fund (Division 68)                   2004 1.495   1.805   238,319,819
                                             2003 1.179   1.495   164,155,846
                                             2002 1.257   1.179   113,898,765
                                             2001 1.111   1.257    39,549,061
                                             2000    --   1.111       159,237
  Credit Suisse Small Cap Growth Fund
   (Division 63)                             2004 0.769   0.846    56,111,197
                                             2003 0.531   0.769    43,398,267
                                             2002 0.774   0.531    22,290,229
                                             2001 0.900   0.774    10,327,801
                                             2000    --   0.900       482,730
  Dreyfus BASIC US Mortgage Securities Fund
   (Division 71)                             2004 1.218   1.239    66,996,638
                                             2003 1.188   1.218    72,358,313
                                             2002 1.102   1.188    69,936,345
                                             2001 1.034   1.102    19,563,354
                                             2000    --   1.034       734,031
  Evergreen Equity Income Fund
   (Division 57)                             2004 1.101   1.201    44,549,036
                                             2003 0.866   1.101    12,810,578
                                             2002 1.079   0.866     9,232,239
                                             2001 1.119   1.079     6,539,955
                                             2000 1.034   1.119       279,779
                                             1999    --   1.034         4,240
  Evergreen Fundamental Large Cap Fund
   (Division 56)                             2004 0.934   1.005    91,942,446
                                             2003 0.731   0.934    22,119,249
                                             2002 0.889   0.731     4,723,656
                                             2001 1.054   0.889     2,282,437
                                             2000 1.133   1.054       131,471
                                             1999    --   1.133           175
  Evergreen Specialty Equity Fund
   (Division 65)                             2004 0.880   0.921    39,785,802
                                             2003 0.584   0.880    37,390,557
                                             2002 0.814   0.584     9,553,635
                                             2001 0.906   0.814     3,387,135
                                             2000 0.994   0.906       143,811
  Evergreen Special Value Fund (Division 55) 2004 1.527   1.815   103,422,767
                                             2003 1.161   1.527    79,249,560
                                             2002 1.362   1.161    69,554,035
                                             2001 1.172   1.362    32,813,209
                                             2000 0.996   1.172       714,494
                                             1999    --   0.996           244

--------------------------------------------------------------------------------

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
  Janus Adviser Worldwide Fund (Division 47) 2004 0.635   0.659    48,413,207
                                             2003 0.522   0.635    53,972,721
                                             2002 0.713   0.522    51,359,693
                                             2001 0.912   0.713    40,304,312
                                             2000    --   0.912     2,465,341
  Janus Fund (Division 61)                   2004 0.582   0.603    72,220,892
                                             2003 0.446   0.582    79,472,087
                                             2002 0.622   0.446    71,609,093
                                             2001 0.850   0.622    58,459,245
                                             2000    --   0.850     3,541,111
  Lou Holland Growth Fund (Division 70)      2004 0.856   0.942    29,569,648
                                             2003 0.677   0.856    27,447,905
                                             2002 0.871   0.677    13,601,001
                                             2001 0.928   0.871     3,980,579
                                             2000    --   0.928       156,879
  MSIF Trust Mid Cap Growth Portfolio
   (Division 64)                             2004 0.577   0.696    79,638,529
                                             2003 0.410   0.577    53,383,272
                                             2002 0.600   0.410    29,161,848
                                             2001 0.863   0.600    16,882,839
                                             2000    --   0.863       647,858
  Putnam Global Equity Fund (Division 28)    2004 1.167   1.312   239,362,761
                                             2003 0.914   1.167   283,089,584
                                             2002 1.192   0.914   283,387,430
                                             2001 1.716   1.192   299,198,296
                                             2000 2.466   1.716   293,990,642
                                             1999 1.513   2.466   181,916,991
                                             1998 1.187   1.513   101,468,260
  Putnam New Opportunities Fund
   (Division 26)                             2004 1.085   1.182   419,852,271
                                             2003 0.826   1.085   501,826,217
                                             2002 1.202   0.826   518,855,049
                                             2001 1.737   1.202   546,882,418
                                             2000 2.376   1.737   529,608,595
                                             1999 1.415   2.376   386,064,440
                                             1998 1.149   1.415   280,523,297
  Putnam OTC & Emerging Growth Fund
   (Division 27)                             2004 0.552   0.590   309,154,764
                                             2003 0.413   0.552   367,418,709
                                             2002 0.620   0.413   366,937,061
                                             2001 1.163   0.620   366,588,061
                                             2000 2.409   1.163   328,139,044
                                             1999 1.073   2.409   170,725,977
                                             1998 0.976   1.073   129,463,792
  Sit Mid Cap Growth Fund (Division 67)      2004 0.499   0.578    32,093,708
                                             2003 0.364   0.499    29,056,311
                                             2002 0.562   0.364    15,068,188
                                             2001 0.852   0.562     7,408,190
                                             2000    --   0.852       275,923
  Sit Small Cap Growth Fund (Division 66)    2004 0.598   0.633   107,231,631
                                             2003 0.449   0.598    98,573,701
                                             2002 0.615   0.449    61,945,280
                                             2001 0.865   0.615    24,486,491
                                             2000    --   0.865       523,506
  Templeton Foreign Fund (Division 32)       2004 1.497   1.751   258,303,698
                                             2003 1.159   1.497   253,261,832
                                             2002 1.281   1.159   224,721,114
                                             2001 1.406   1.281   220,451,009
                                             2000 1.480   1.406   218,992,832
                                             1999 1.070   1.480   219,168,378
                                             1998 1.136   1.070   198,626,024

                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
  Fund Name                                 Year at 1/1 at 12/31   at 12/31
  ---------                                 ---- ------ -------- ------------
  Templeton Global Asset Allocation Fund
   (Division 19)                            2004 2.248   2.574   125,820,447
                                            2003 1.720   2.248   122,622,812
                                            2002 1.818   1.720   106,642,456
                                            2001 2.039   1.818   114,072,786
                                            2000 2.058   2.039   120,660,042
                                            1999 1.696   2.058   137,266,658
                                            1998 1.614   1.696   190,963,707
  Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                       2004 1.247   1.331    21,191,862
                                            2003 1.084   1.247    15,549,861
                                            2002 1.159   1.084    10,459,117
                                            2001 1.174   1.159     6,514,468
                                            2000 1.154   1.174     1,431,730
                                            1999 1.084   1.154       554,101
                                            1998 0.948   1.084            --
  Vanguard LifeStrategy Growth Fund
   (Division 52)                            2004 1.200   1.334    39,074,462
                                            2003 0.945   1.200    29,501,426
                                            2002 1.137   0.945    20,497,136
                                            2001 1.264   1.137    13,888,206
                                            2000 1.353   1.264     7,294,970
                                            1999 1.168   1.353     1,591,689
                                            1998 0.975   1.168            --
  Vanguard LifeStrategy Moderate Growth
   Fund (Division 53)                       2004 1.231   1.344    44,712,770
                                            2003 1.018   1.231    31,957,206
                                            2002 1.150   1.018    18,944,658
                                            2001 1.218   1.150    11,325,293
                                            2000 1.245   1.218     3,343,004
                                            1999 1.126   1.245     1,354,406
                                            1998 0.959   1.126            --
  Vanguard Long-Term Investment-Grade
   Fund (Division 22)                       2004 1.670   1.801    88,925,721
                                            2003 1.587   1.670    91,817,451
                                            2002 1.416   1.587    88,869,618
                                            2001 1.305   1.416    73,154,092
                                            2000 1.180   1.305    48,181,776
                                            1999 1.271   1.180    49,616,245
                                            1998 1.177   1.271    44,122,646
  Vanguard Long-Term Treasury Fund
   (Division 23)                            2004 1.712   1.816   133,787,616
                                            2003 1.685   1.712   156,141,471
                                            2002 1.458   1.685   172,217,498
                                            2001 1.412   1.458   142,496,202
                                            2000 1.192   1.412   127,031,428
                                            1999 1.318   1.192   110,102,115
                                            1998 1.179   1.318    86,673,300
  Vanguard Wellington Fund (Division 25)    2004 1.881   2.065   456,537,648
                                            2003 1.577   1.881   418,314,508
                                            2002 1.715   1.577   369,219,080
                                            2001 1.667   1.715   335,336,029
                                            2000 1.529   1.667   294,438,826
                                            1999 1.483   1.529   328,701,408
                                            1998 1.340   1.483   253,840,498
  Vanguard Windsor II Fund (Division 24)    2004 1.819   2.125   528,124,696
                                            2003 1.416   1.819   505,959,163
                                            2002 1.724   1.416   461,319,939
                                            2001 1.808   1.724   442,850,924
                                            2000 1.566   1.808   378,017,315
                                            1999 1.683   1.566   426,529,299
                                            1998 1.465   1.683   372,737,595

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

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Transfers:  There is no charge to transfer the money in your account among
Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-428-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased.
Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation ("AGC"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

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About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-eight Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. AIG VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of AIG VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

The Contracts offer a choice from among 68 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

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Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. AIG VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans include VALIC Company I and II, Janus Adviser Worldwide Fund and Templeton Global Asset Allocation Fund.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-428-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

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Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.
AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation to
2010 High Watermark Fund         the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at
AIG SunAmerica                   least equal to the Protected High Watermark Value. Each High
2015 High Watermark Fund         Watermark Fund seeks high total return as a secondary objective.

AIG SunAmerica                   If you hold your Variable Investment Option Units until the
2020 High Watermark Fund         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be
                                 appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
                                 Advisors, Inc.

AIM Large Cap Growth Fund        Seeks long-term growth of capital by investing primarily in marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
                                 capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
                                 1000(R) Index at the time of purchase.

American Century Ultra Fund      Seeks long-term capital growth through investments primarily in common stocks that are considered to have greater-than-average chance to increase in value over time.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $20 billion at the time of initial purchase.

                         Investment Objective                             Adviser and Sub-Adviser
                         --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation to     Adviser: Trajectory Asset
the extent consistent with preservation of capital investment gains in Management LLC order to have a price per share on its Protected Maturity Date at
least equal to the Protected High Watermark Value. Each High           (AIG SunAmerica Asset
Watermark Fund seeks high total return as a secondary objective.       Management Corp. is the daily
                                                                       business manager.)
If you hold your Variable Investment Option Units until the
Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary
expenses, and increased by appreciation in share value
subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
Advisors, Inc.

Seeks long-term growth of capital by investing primarily in            Adviser: AIM Advisors, Inc.
marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
1000(R) Index at the time of purchase.

Seeks long-term capital growth through investments primarily in        Adviser: American Century
common stocks that are considered to have greater-than-average         Investment Management, Inc.
chance to increase in value over time.

Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $20 billion at the time of initial purchase.

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
    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $500 million and $2.5 billion at the time of initial purchase.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Dreyfus BASIC U.S. Mortgage       Seeks as high a level of current income as is consistent with the
Securities Fund                   preservation of capital. To pursue this goal, the fund normally invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Evergreen Equity Income           Seeks current income and capital growth by investing primarily
Fund -- a series of Evergreen     in equity securities across all market capitalizations that produce
Equity Trust                      income.

Evergreen Fundamental Large       Seeks capital growth with the potential for current income by
Cap Fund -- a series of           investing primarily in common stocks of large and mid-sized
Evergreen Equity Trust            companies whose market capitalizations fall within the
                                  Russell 1000(R) Index.

Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Evergreen Special Values          Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).

Janus Adviser Worldwide           Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus         the preservation of capital by investing in common stocks of
Adviser Series                    companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Janus Fund                        Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential and generally invests in larger, more established companies.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------
Seeks long-term capital appreciation by investing primarily in      Adviser: Ariel Capital
the stocks of small companies with a market capitalization          Management, LLC
generally between $500 million and $2.5 billion at the time of initial purchase.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks as high a level of current income as is consistent with the   Adviser: The Dreyfus
preservation of capital. To pursue this goal, the fund normally     Corporation
invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Seeks current income and capital growth by investing primarily      Adviser: Evergreen
in equity securities across all market capitalizations that produce Investment Management
income.                                                             Company, LLC

Seeks capital growth with the potential for current income by       Adviser: Evergreen
investing primarily in common stocks of large and mid-sized         Investment Management
companies whose market capitalizations fall within the              Company, LLC
Russell 1000(R) Index.

Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital by investing in common stocks of        Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital. The fund invests primarily in common   Management, LLC
stocks selected for their growth potential and generally invests in larger, more established companies.

The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will      Management, L.P.
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks long-term capital growth and appreciation by investing        Adviser: Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investment Management Inc.
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

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
   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Putnam Global Equity Fund       Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
                                of companies worldwide. The Adviser invests mainly in mid-sized     Management, LLC
                                and large companies with favorable investment potential.
                                Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Putnam New Opportunities Fund   Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                common stocks of U.S. companies, with a focus on growth             Management, LLC
                                stocks in sectors of the economy that the Adviser believes have high growth potential.

Putnam OTC & Emerging           Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
Growth Fund                     of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
                                and "emerging growth" companies listed on securities
                                exchanges, with a focus on growth stocks. Emerging growth
                                companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund         Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2           Associates, Inc.
                                billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                believes exhibit the potential for superior growth.

Sit Small Cap Growth Fund       Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2.5         Associates, Inc.
                                billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Templeton Foreign Fund -- a     Seeks long-term capital growth by investing mainly in the equity    Adviser: Templeton Global
series of Templeton Funds, Inc. securities of companies located outside the U.S., including         Advisors Limited
                                emerging markets.

Templeton Global Asset          Seeks high total return by normally investing in equity securities  Adviser: Templeton
Allocation Fund -- a series of  of companies of any country, debt securities of companies and       Investment Counsel, LLC
Franklin Templeton Variable     governments of any country, and in money market instruments.        Sub-Adviser: Franklin
Insurance Products Trust        While the fund's debt securities investments focus on those that    Advisers, Inc.
                                are investment grade, the fund also may invest in high-yield, lower-rated bonds.

Vanguard LifeStrategy           Seeks to provide current income and low to moderate capital         The fund does not employ an
Conservative Growth Fund        appreciation. This is a fund of funds, investing in other Vanguard  investment adviser. Instead, mutual funds according to a fixed formula that typically results in the fund's Board of Trustees
                                an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
                                term fixed income investments, and 40% to common stocks. The        fund's assets among the
                                fund's indirect bond holdings are a diversified mix of short-,      underlying funds.
                                intermediate- and long-term U.S. government, agency, and
                                investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist
                                substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

--------------------------------------------------------------------------------

Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Vanguard LifeStrategy    Seeks to provide capital appreciation and some current income.       The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy    Seeks to provide capital appreciation and a low to moderate level    The fund does not employ an
Moderate Growth Fund     of current income. This is a fund of funds, investing in other       investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
                         results in an allocation of about 60% of assets to common            decides how to allocate the
                         stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
                         consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
                         extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as
                         mortgage-backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: The Vanguard Group
Treasury Fund            by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity between
                         15 and 30 years.

Vanguard Wellington Fund Seeks to provide long-term capital appreciation and reasonable       Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         large- and medium-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund also invests in investment grade corporate bonds, with some
                         exposure to U.S. Treasury, government agency and
                         mortgage-backed securities.

Vanguard Windsor II Fund Seeks to provide long-term capital appreciation and income. The      Advisers: Barrow, Hanley,
                         fund invests mainly in medium- and large-sized companies whose       Mewhinney & Strauss, Inc.;
                         stocks are considered by the fund's advisers to be undervalued.      Equinox Capital Management,
                                                                                              LLC; Hotchkis and Wiley
                                                                                              Capital Management, LLC;
                                                                                              Tukman Capital Management,
                                                                                              Inc.; and The Vanguard Group

VALIC Company I

Asset Allocation Fund    Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
                         through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                         mix among stocks, long-term debt securities and short-term           Investment Corp.
                         money market securities.

--------------------------------------------------------------------------------

  Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
  ------------------------                           --------------------                          -----------------------
Blue Chip Growth Fund         Seeks long-term capital growth by investing in the common          Adviser: VALIC
                              stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                              Income is a secondary objective.                                   Associates, Inc.

Capital Conservation Fund     Seeks the highest possible total return consistent with the        Adviser: VALIC
                              preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                              on investments in intermediate- and long-term debt instruments     Investment Corp.
                              and other income-producing securities.

Core Equity Fund              Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                              primarily in the equity securities of large-cap quality companies  Sub-Advisers: WM Advisors,
                              with long-term growth potential.                                   Inc. and Wellington
                                                                                                 Management Company, LLP

Government Securities Fund    Seeks high current income and protection of capital through        Adviser: VALIC
                              investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                              government-sponsored debt securities.                              Investment Corp.

Growth & Income Fund          Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                              current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                              equity-related securities.                                         Asset Management Corp.

Health Sciences Fund          Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                              the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                              development, production, or distribution of products or services   Associates, Inc.
                              related to health care, medicine, or the life sciences.

Income & Growth Fund          Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                              fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                              is a secondary consideration.                                      Century Investment
                                                                                                 Management, Inc.

Inflation Protected Fund      Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                              capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                              inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                              non-U.S. governments and corporations.

International Equities Fund   Seeks to provide long-term growth of capital through               Adviser: VALIC
                              investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                              equity-related securities of foreign issuers that, as a group, the Investment Corp.
                              Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                              International, Europe, Australasia and the Far East Index.

International Government Bond Seeks high current income through investments primarily in         Adviser: VALIC
Fund                          investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because  Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity       Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                              Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                              believes will increase in value over time.                         Management, Inc.

Large Cap Growth Fund         Seeks to provide long-term growth of capital by normally           Adviser: VALIC
                              investing in common stocks of well-established, high-quality       Sub-Adviser: AIG SunAmerica
                              growth companies.                                                  Asset Management Corp.

--------------------------------------------------------------------------------

Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Mid Cap Index Fund        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                          in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                          expected to provide investment results closely corresponding to    Investment Corp.
                          the performance of the S&P MidCap 400(R) Index.

Money Market I Fund       Seeks liquidity, protection of capital and current income through  Adviser: VALIC
                          investments in short-term money market instruments.                Sub-Adviser: AIG SunAmerica
                                                                                             Asset Management Corp.

Nasdaq-100(R) Index Fund  Seeks long-term capital growth through investments in the          Adviser: VALIC
                          stocks that are included in the Nasdaq-100 Index(R). The fund is a Sub-Adviser: AIG Global
                          non-diversified fund, meaning that it can invest more than 5% of   Investment Corp.
                          its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Science & Technology Fund Seeks long-term capital appreciation through investments           Adviser: VALIC
                          primarily in the common stocks of companies that are expected      Sub-Adviser: T. Rowe Price
                          to benefit from the development, advancement, and use of           Associates, Inc.
                          science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

Small Cap Fund            Seeks to provide long-term capital growth by investing primarily   Adviser: VALIC
                          in the stocks of small companies, with market capitalizations of   Sub-Advisers: American
                          approximately $2.5 billion or less.                                Century Investment
                                                                                             Management, Inc., Franklin
                                                                                             Portfolio Associates, Inc. and
                                                                                             T. Rowe Price Associates, Inc.

Small Cap Index Fund      Seeks to provide growth of capital through investment primarily    Adviser: VALIC
                          in a diversified portfolio of common stocks that, as a group, the  Sub-Adviser: AIG Global
                          Sub-Adviser believes may provide investment results closely        Investment Corp.
                          corresponding to the performance of the Russell 2000(R) Index.

Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
                          in common stocks of companies which meet the social criteria       Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies    Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                          the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

Stock Index Fund          Seeks long-term capital growth through investment in common        Adviser: VALIC
                          stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                          results closely corresponding to the performance of the S&P        Investment Corp.
                          500(R) Index.

Value Fund                Seeks capital growth and current income through investments        Adviser: VALIC
                          primarily in common stocks of large U.S. companies, focusing       Sub-Adviser:
                          on value stocks that the Sub-Adviser believes are currently        OppenheimerFunds, Inc.
                          undervalued by the market.

--------------------------------------------------------------------------------

Variable Account Options                          Investment Objective                          Adviser and Sub-Adviser
------------------------                          --------------------                          -----------------------
VALIC Company II

Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund            different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                          II. This fund of funds is suitable for investors seeking the         Investment Corp.
                          potential for capital growth that a fund investing predominately in equity securities may offer.

Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                          broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Credit Suisse
                          of U.S. companies.                                                   Asset Management, LLC

Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund            through investments in a combination of the different funds          Sub-Adviser: AIG Global
                          offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                          funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                          Aggressive Growth Lifestyle Fund or the Moderate Growth
                          Lifestyle Fund.

Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                          conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                          quality fixed income securities. These securities include            Investment Corp.
                          corporate debt securities, securities issued or guaranteed by the
                          U.S. government, mortgage-backed, or asset-backed securities.

High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                          with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                          portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                          securities include below-investment-grade junk bonds.

International Small Cap   Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Equity Fund               in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: AIG Global
                          Sub-Adviser will invest in at least three countries other than the   Investment Corp.
                          U.S., selecting countries and industries it believes have favorable investment potential.

Large Cap Value Fund      Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                          1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                          Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                          Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund       Seeks capital appreciation principally through investments in        Adviser: VALIC
                          medium-capitalization equity securities, such as common and          Sub-Adviser: AIM Capital
                          preferred stocks and securities convertible into common stocks.      Management, Inc.
                          The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

Mid Cap Value Fund        Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                          medium capitalization companies using a value-oriented               Sub-Adviser: Wellington
                          investment approach. Mid-capitalization companies include            Management Company, LLP
                          companies with a market capitalization equaling or exceeding
                          $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
   ------------------------                            --------------------                            -----------------------
Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a              Adviser: VALIC
                               combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                               VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                               invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

Money Market II Fund           Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                               investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

Small Cap Growth Fund          Seeks to provide long-term capital growth through investments         Adviser: VALIC
                               primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                               caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
                               the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

Small Cap Value Fund           Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                               reasonable risk to principal, by investing primarily in securities of Sub-Advisers: JPMorgan
                               small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                               capitalization. Small-cap companies are companies whose total market capitalizations range from $100 million to $3 billion at the time of purchase.

Socially Responsible Fund      Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                               in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                               established for the fund. The fund does not invest in companies       Investment Corp.
                               that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

Strategic Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                               with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                               portfolio of income producing securities. The fund invests in a       Investment Corp.
                               broad range of fixed-income securities, including investment-
                               grade bonds, U.S. government and agency obligations,
                               mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

The Evergreen Growth and Income Fund changed its name to the Evergreen Fundamental Large Cap Fund effective April 18, 2005. The International Growth II Fund of VALIC Company II changed its name to the International Small Cap Equity Fund effective October 12, 2004. Vanguard Long-Term Corporate Fund changed its name to the Vanguard Long-Term Investment-Grade Fund on August 19, 2004.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

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The maximum single payment that may be applied to any account without prior
Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

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Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day at the close of regular trading of the NYSE, currently 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

--------------------------------------------------------------------------------


Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded verbal consent. AIG VALIC financial advisors or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.


Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to five basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

--------------------------------------------------------------------------------

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.75% to 1.25% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

--------------------------------------------------------------------------------


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your

--------------------------------------------------------------------------------

Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

--------------------------------------------------------------------------------


  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

--------------------------------------------------------------------------------


Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

30

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  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

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For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any

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questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

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Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law. Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an IRA, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of the Contracts may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

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In addition, the Contracts are also available through "nonqualified Contracts."
Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

--------------------------------------------------------------------------------


Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

AIG, the Company's ultimate parent, delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC Separate Account A are included in the SAI, which is available upon request. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-428-2542 (press 1, then 3).

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington DC. 20549-2102.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   8
              Tax Free Rollovers, Transfers and Exchanges.......   9
           Exchange Privilege...................................  10
              Exchanges From Independence Plus Contracts........  10
              Exchanges From V-Plan Contracts...................  11
              Exchanges From SA-1 and SA-2 Contracts............  12
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information Which May Be Applicable To
                Any Exchange....................................  15

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  16
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  16
          Purchase Unit Value...................................  17
             Illustration of Calculation of Purchase Unit Value.  17
             Illustration of Purchase of Purchase Units.........  17
          Calculation of MVA Option.............................  17
          Payout Payments.......................................  18
             Assumed Investment Rate............................  18
             Amount of Payout Payments..........................  18
             Payout Unit Value..................................  19
             Illustration of Calculation of Payout Unit Value...  19
             Illustration of Payout Payments....................  19
          Distribution of Variable Annuity Contracts............  20
          Experts...............................................  20
          Comments on Financial Statements......................  20

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director
For Series 1.20 to 13.20                                            May 1, 2005

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2005, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG SunAmerica 2010 High Watermark Fund        VALIC Company I                    VALIC Company II
AIG SunAmerica 2015 High Watermark Fund        Asset Allocation Fund              Aggressive Growth Lifestyle Fund
AIG SunAmerica 2020 High Watermark Fund        Blue Chip Growth Fund              Capital Appreciation Fund
AIM Large Cap Growth Fund                      Capital Conservation Fund          Conservative Growth Lifestyle Fund
American Century Ultra Fund                    Core Equity Fund                   Core Bond Fund
Ariel Appreciation Fund                        Government Securities Fund         High Yield Bond Fund
Ariel Fund                                     Growth & Income Fund               International Small Cap Equity Fund
Credit Suisse Small Cap Growth Fund            Health Sciences Fund               Large Cap Value Fund
Dreyfus BASIC U.S. Mortgage Securities Fund    Income & Growth Fund               Mid Cap Growth Fund
Evergreen Equity Income Fund                   Inflation Protected Fund           Mid Cap Value Fund
Evergreen Fundamental Large Cap Fund           International Equities Fund        Moderate Growth Lifestyle Fund
Evergreen Special Equity Fund                  International Government Bond Fund Money Market II Fund
Evergreen Special Values Fund                  International Growth I Fund        Small Cap Growth Fund
Janus Adviser Worldwide Fund                   Large Cap Growth Fund              Small Cap Value Fund
Janus Fund                                     Mid Cap Index Fund                 Socially Responsible Fund
Lou Holland Growth Fund                        Money Market I Fund                Strategic Bond Fund
MSIF Trust Mid Cap Growth Portfolio            Nasdaq-100(R) Index Fund
Putnam Global Equity Fund                      Science & Technology Fund
Putnam New Opportunities Fund                  Small Cap Fund
Putnam OTC & Emerging Growth Fund              Small Cap Index Fund
Sit Mid Cap Growth Fund                        Social Awareness Fund
Sit Small Cap Growth Fund                      Stock Index Fund
Templeton Foreign Fund                         Value Fund
Templeton Global Asset Allocation Fund
Vanguard Lifestrategy Conservative Growth Fund
Vanguard Lifestrategy Growth Fund
Vanguard Lifestrategy Moderate Growth Fund
Vanguard Long-Term Investment-Grade Fund
Vanguard Long-Term Treasury Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                             Page
                                                             ----

Glossary of Terms...........................................   3

Fee Tables..................................................   4

Selected Purchase Unit Data.................................   6

Highlights..................................................  10

General Information.........................................  11
   About the Contracts......................................  11
   About VALIC..............................................  11
   About VALIC Separate Account A...........................  12
   Units of Interest........................................  12
   Distribution of the Contracts............................  12

Fixed and Variable Account Options..........................  12
   Fixed Account Options....................................  13
   Variable Account Options.................................  13

Purchase Period.............................................  21
   Account Establishment....................................  21
   When Your Account Will Be Credited.......................  22
   Purchase Units...........................................  23
   Calculation of Value for Fixed Account Options...........  23
   Calculation of Value for Variable Account Options........  23
   Stopping Purchase Payments...............................  23

Transfers Between Investment Options........................  24
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..........................  24
   Communicating Transfer or Reallocation Instructions......  25
   Effective Date of Transfer...............................  25
   Transfers During the Payout Period.......................  25

Fees and Charges............................................  25
   Account Maintenance Charge...............................  25
   Surrender Charge.........................................  25
       Amount of Surrender Charge...........................  26
       10% Free Withdrawal..................................  26
       Exceptions to Surrender Charge.......................  26
   Premium Tax Charge.......................................  26
   Separate Account Charges.................................  26
   Other Tax Charges........................................  27
   Separate Account Expense Reimbursements or Credits.......  27
   Market Value Adjustment ("MVA")..........................  27

Payout Period...............................................  27
   Fixed Payout.............................................  27
   Assumed Investment Rate..................................  27
   Variable Payout..........................................  28
   Combination Fixed and Variable Payout....................  28
   Partial Annuitization....................................  28
   Payout Date..............................................  28
   Payout Options...........................................  29
   Payout Information.......................................  29

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  29
              When Surrenders Are Allowed.......................  29
              Surrender Process.................................  30
              Amount That May Be Surrendered....................  30
              Surrender Restrictions............................  30
              Partial Surrenders................................  30
              Systematic Withdrawals............................  30
              Distributions Required by Federal Tax Law.........  31

           Exchange Privilege...................................  31
              Restrictions on Exchange Privilege................  31
              Taxes and Conversion Costs........................  31
              Surrender Charges.................................  31
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  32
              Comparison of Contracts...........................  32
              Features of Portfolio Director....................  32

           Death Benefits.......................................  32
              The Process.......................................  32
              Beneficiary Information...........................  33
                  Spousal Beneficiaries.........................  33
                  Beneficiaries Other Than Spouses..............  33
              Special Information for Individual
                Nonqualified Contracts..........................  33
              During the Purchase Period........................  33
              Interest Guaranteed Death Benefit.................  33
              Standard Death Benefit............................  34
              During the Payout Period..........................  34

           Other Contract Features..............................  35
              Changes That May Not Be Made......................  35
              Change of Beneficiary.............................  35
              Contingent Owner..................................  35
              Cancellation -- The 20 Day "Free Look"............  35
              We Reserve Certain Rights.........................  35
              Relationship to Employer's Plan...................  35

           Voting Rights........................................  36
              Who May Give Voting Instructions..................  36
              Determination of Fund Shares Attributable to
                Your Account....................................  36
                  During the Purchase Period....................  36
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  36
              How Fund Shares Are Voted.........................  36

           Federal Tax Matters..................................  36
              Types of Plans....................................  36
              Tax Consequences in General.......................  37
              Effect of Tax-Deferred Accumulations..............  38

           Legal Proceedings....................................  39

           Financial Statements.................................  39

           Table of Contents of Statement of
             Additional Information.............................  39

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------


 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges

                                                                                       $3.75
                                                                                        per
Variable Account Option Maintenance Charge (1)                                        quarter
----------------------------------------------------------------------------------------------
                                                                                      Separate
Mortality and Expense Risk Separate Account Charges by Variable Account Option (2)    Account
(as a percentage of Separate Account net assets):                                     Fee (%)
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2010 High Watermark Fund, Class I                                     1.05
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2015 High Watermark Fund, Class I                                     1.05
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2020 High Watermark Fund, Class I                                     1.05
----------------------------------------------------------------------------------------------
   AIM Large Cap Growth Fund, Investor Class                                            0.80
----------------------------------------------------------------------------------------------
   American Century Ultra Fund, Investor Class                                          0.84
----------------------------------------------------------------------------------------------
   Ariel Appreciation Fund                                                              0.80
----------------------------------------------------------------------------------------------
   Ariel Fund                                                                           0.80
----------------------------------------------------------------------------------------------
   Credit Suisse Small Cap Growth Fund, Common Class                                    0.80
----------------------------------------------------------------------------------------------
   Dreyfus BASIC U.S. Mortgage Securities Fund                                          0.80
----------------------------------------------------------------------------------------------
   Evergreen Equity Income Fund, Class A                                                0.80
----------------------------------------------------------------------------------------------
   Evergreen Fundamental Large Cap Fund, Class A                                        0.80
----------------------------------------------------------------------------------------------
   Evergreen Special Equity Fund, Class A                                               0.80
----------------------------------------------------------------------------------------------
   Evergreen Special Values Fund, Class A                                               0.80
----------------------------------------------------------------------------------------------
   Janus Adviser Worldwide Fund, Class I                                                0.80
----------------------------------------------------------------------------------------------
   Janus Fund                                                                           0.80
----------------------------------------------------------------------------------------------
   Lou Holland Growth Fund                                                              0.80
----------------------------------------------------------------------------------------------
   MSIF Trust Mid Cap Growth Portfolio, Adviser Class                                   0.80
----------------------------------------------------------------------------------------------
   Putnam Global Equity Fund, Class A                                                   0.80
----------------------------------------------------------------------------------------------
   Putnam New Opportunities Fund, Class A                                               0.80
----------------------------------------------------------------------------------------------
   Putnam OTC & Emerging Growth Fund, Class A                                           0.80
----------------------------------------------------------------------------------------------
   Sit Mid Cap Growth Fund                                                              0.80
----------------------------------------------------------------------------------------------
   Sit Small Cap Growth Fund                                                            0.80
----------------------------------------------------------------------------------------------
   Templeton Foreign Fund, Class A                                                      0.80
----------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund, Class 1                                      1.05
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Conservative Growth Fund                                       1.05
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Growth Fund                                                    1.05
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Moderate Growth Fund                                           1.05
----------------------------------------------------------------------------------------------
   Vanguard Long-Term Investment-Grade Fund, Investor Shares                            0.80
----------------------------------------------------------------------------------------------
   Vanguard Long-Term Treasury Fund, Investor Shares                                    0.80
----------------------------------------------------------------------------------------------
   Vanguard Wellington Fund, Investor Shares                                            1.05
----------------------------------------------------------------------------------------------
   Vanguard Windsor II Fund, Investor Shares                                            1.05
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC Company I
------------------------------------------------------
       Asset Allocation Fund                      0.80
------------------------------------------------------
       Blue Chip Growth Fund                      0.80
------------------------------------------------------
       Capital Conservation Fund                  0.80
------------------------------------------------------
       Core Equity Fund                           0.80
------------------------------------------------------
       Government Securities Fund                 0.80
------------------------------------------------------
       Growth & Income Fund                       0.80
------------------------------------------------------
       Health Sciences Fund                       0.80
------------------------------------------------------
       Income & Growth Fund                       0.80
------------------------------------------------------
       Inflation Protected Fund                   0.80
------------------------------------------------------
       International Equities Fund                0.80
------------------------------------------------------
       International Government Bond Fund         0.80
------------------------------------------------------
       International Growth I Fund                0.80
------------------------------------------------------
       Large Cap Growth Fund                      0.80
------------------------------------------------------
       Mid Cap Index Fund                         0.80
------------------------------------------------------
       Money Market I Fund                        0.80
------------------------------------------------------
       Nasdaq-100(R) Index Fund                   0.80
------------------------------------------------------
       Science & Technology Fund                  0.80
------------------------------------------------------
       Small Cap Fund                             0.80
------------------------------------------------------
       Small Cap Index Fund                       0.80
------------------------------------------------------
       Social Awareness Fund                      0.80
------------------------------------------------------
       Stock Index Fund                           0.80
------------------------------------------------------
       Value Fund                                 0.80
------------------------------------------------------
   VALIC Company II
------------------------------------------------------
       Aggressive Growth Lifestyle Fund           0.55
------------------------------------------------------
       Capital Appreciation Fund                  0.55
------------------------------------------------------
       Conservative Growth Lifestyle Fund         0.55
------------------------------------------------------
       Core Bond Fund                             0.55
------------------------------------------------------
       High Yield Bond Fund                       0.55
------------------------------------------------------
       International Small Cap Equity Fund        0.55
------------------------------------------------------
       Large Cap Value Fund                       0.55
------------------------------------------------------
       Mid Cap Growth Fund                        0.55
------------------------------------------------------
       Mid Cap Value Fund                         0.55
------------------------------------------------------
       Moderate Growth Lifestyle Fund             0.55
------------------------------------------------------
       Money Market II Fund                       0.55
------------------------------------------------------
       Small Cap Growth Fund                      0.55
------------------------------------------------------
       Small Cap Value Fund                       0.55
------------------------------------------------------
       Socially Responsible Fund                  0.55
------------------------------------------------------
       Strategic Bond Fund                        0.55
------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.24%   1.99%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $746. $1,357  $1,993   $3,158

(2) If you annuitize your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $286.  $877   $1,493   $3,158

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $286.  $877   $1,493   $3,158

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option.


                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
  Fund Name                                 Year  of Year  of Year    Year
  ---------                                 ---- --------- ------- -----------
  VALIC Company I
    Asset Allocation Fund (Division 5)      2004   4.223    4.545   2,763,735
                                            2003   3.557    4.223   1,197,046
                                            2002   3.956    3.557   1,074,736
                                            2001   4.163    3.956   1,365,458
                                            2000   4.304    4.163   1,078,319
                                            1999   3.882    4.304     673,135
                                            1998      --    3.882      31,350
    Blue Chip Growth Fund (Division 72)     2004   0.764    0.826   6,768,256
                                            2003   0.595    0.764   3,885,796
                                            2002   0.793    0.595   2,215,965
                                            2001   0.932    0.793   1,191,852
                                            2000      --    0.932       2,574
    Capital Conservation Fund (Division 7)  2004   2.731    2.817   4,379,224
                                            2003   2.644    2.731   1,348,629
                                            2002   2.446    2.644   1,072,328
                                            2001   2.288    2.446     736,319
                                            2000   2.112    2.288     241,853
                                            1999   2.138    2.112      95,480
                                            1998      --    2.138          --
    Core Equity Fund (Division 15)          2004   1.980    2.123  28,464,512
                                            2003   1.574    1.980  19,470,281
                                            2002   2.038    1.574  18,853,525
                                            2001   2.425    2.038  19,106,874
                                            2000   2.608    2.425  10,968,138
                                            1999   2.448    2.608   8,377,232
                                            1998      --    2.448   4,324,799

                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
    Fund Name                             Year  of Year  of Year    Year
    ---------                             ---- --------- ------- -----------
      Government Securities Fund
       (Division 8)                       2004   2.762    2.835   3,958,504
                                          2003   2.753    2.762   3,227,650
                                          2002   2.477    2.753   3,292,403
                                          2001   2.338    2.477   2,040,203
                                          2000   2.088    2.338     824,249
                                          1999   2.165    2.088     243,537
                                          1998      --    2.165          --
      Growth & Income Fund (Division 16)  2004   2.021    2.220   6,095,902
                                          2003   1.661    2.021   4,253,296
                                          2002   2.133    1.661   3,882,769
                                          2001   2.391    2.133   3,325,072
                                          2000   2.704    2.391   1,525,459
                                          1999   2.219    2.704     660,621
                                          1998      --    2.219          --
      Health Sciences Fund (Division 73)  2004   0.889    1.018  18,476,640
                                          2003   0.654    0.889  11,800,752
                                          2002   0.911    0.654   7,126,532
                                          2001   1.001    0.911   4,443,384
                                          2000      --    1.001      60,141
      Income & Growth Fund (Division 21)  2004   1.463    1.637  25,071,204
                                          2003   1.141    1.463  22,738,226
                                          2002   1.430    1.141  20,786,632
                                          2001   1.573    1.430  21,849,597
                                          2000      --    1.573   9,899,817

--------------------------------------------------------------------------------

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
  Fund Name                                 Year  of Year  of Year    Year
  ---------                                 ---- --------- ------- -----------
    Inflation Protected Fund (Division 77)  2004      --    1.000          --
    International Equities Fund
     (Division 11)                          2004   1.249    1.460  28,358,868
                                            2003   0.971    1.249   5,167,502
                                            2002   1.205    0.971   3,400,912
                                            2001   1.557    1.205   2,831,016
                                            2000   1.898    1.557   1,538,819
                                            1999   1.481    1.898     348,851
                                            1998      --    1.481          --
    International Government Bond Fund
     (Division 13)                          2004   2.093    2.297   7,458,086
                                            2003   1.767    2.093   5,961,121
                                            2002   1.517    1.767   5,528,660
                                            2001   1.559    1.517   4,684,913
                                            2000   1.635    1.559   1,861,115
                                            1999   1.752    1.635   1,058,856
                                            1998      --    1.752     408,156
    International Growth I Fund
     (Division 20)                          2004   1.477    1.694  20,553,185
                                            2003   1.187    1.477  13,984,886
                                            2002   1.465    1.187  12,743,207
                                            2001   1.996    1.465  12,911,877
                                            2000      --    1.996   4,203,091
    Large Cap Growth Fund (Division 30)     2004   1.103    1.152  48,017,065
                                            2003   0.882    1.103  47,768,669
                                            2002   1.237    0.882  43,795,573
                                            2001   1.623    1.237  47,794,623
                                            2000      --    1.623  27,439,775
    Mid Cap Index Fund (Division 4)         2004   7.600    8.749  23,510,000
                                            2003   5.669    7.600  11,557,436
                                            2002   6.716    5.669   7,884,899
                                            2001   6.834    6.716   5,137,857
                                            2000   5.909    6.834   2,040,360
                                            1999   5.183    5.909     523,908
                                            1998      --    5.183          --
    Money Market I Fund (Division 6)        2004   2.013    2.013  26,933,761
                                            2003   2.017    2.013  18,172,683
                                            2002   2.008    2.017  19,301,326
                                            2001   1.953    2.008  19,613,013
                                            2000   1.857    1.953  11,188,908
                                            1999   1.787    1.857   9,613,663
                                            1998   1.712    1.787   5,325,479
    Nasdaq-100 Index Fund (Division 46)     2004   0.436    0.476  22,398,281
                                            2003   0.294    0.436  16,938,599
                                            2002   0.481    0.294   5,273,086
                                            2001   0.718    0.481   2,543,964
                                            2000      --    0.718     216,742
    Science & Technology Fund
     (Division 17)                          2004   2.196    2.196  69,117,271
                                            2003   1.462    2.196  49,350,491
                                            2002   2.464    1.462  43,387,665
                                            2001   4.223    2.464  42,427,558
                                            2000   6.463    4.223  24,450,402
                                            1999   3.242    6.463  11,744,052
                                            1998   2.224    3.242   3,228,389
    Small Cap Fund (Division 18)            2004   2.193    2.589  18,364,613
                                            2003   1.621    2.193  12,011,653
                                            2002   2.132    1.621  10,322,622
                                            2001   2.263    2.132  10,143,542
                                            2000      --    2.263   4,669,805

                                                                    Number of
                                                   Unit     Unit      Units
                                                 Value at   Value  Outstanding
                                                 Beginning at End   at End of
 Fund Name                                  Year  of Year  of Year    Year
 ---------                                  ---- --------- ------- -----------
   Small Cap Index Fund (Division 14)       2004   2.832    3.312  24,717,107
                                            2003   1.949    2.832  10,500,147
                                            2002   2.481    1.949   6,154,595
                                            2001   2.452    2.481   4,102,032
                                            2000   2.558    2.452   1,758,979
                                            1999   2.126    2.558     522,127
                                            1998   1.825    2.126      58,825
   Social Awareness Fund (Division 12)      2004   3.406    3.737  11,413,457
                                            2003   2.673    3.406   7,627,455
                                            2002   3.520    2.673   6,937,701
                                            2001   4.004    3.520   7,765,337
                                            2000   4.503    4.004   4,403,285
                                            1999   3.826    4.503   3,028,346
                                            1998      --    3.826   1,218,871
   Stock Index Fund (Division 10)           2004   4.469    4.900  87,908,580
                                            2003   3.514    4.469  55,777,760
                                            2002   4.567    3.514  47,259,245
                                            2001   5.244    4.567  49,700,088
                                            2000   5.831    5.244  32,626,172
                                            1999   4.875    5.831  18,855,858
                                            1998      --    4.875   6,859,835
   Value Fund (Division 74)                 2004   0.997    1.150     507,725
                                            2003   0.798    0.997     331,439
                                            2002   1.000    0.798     123,767
                                            2001      --    1.000          --
 VALIC Company II
   Aggressive Growth Lifestyle Fund
    (Division 48)                           2004   1.302    1.470   3,117,742
                                            2003   1.012    1.302   2,677,110
                                            2002   1.248    1.012   1,960,053
                                            2001   1.434    1.248   1,242,003
                                            2000   1.542    1.434     460,167
                                            1999   1.193    1.542      46,149
                                            1998      --    1.193          --
   Capital Appreciation Fund (Division 39)  2004   0.867    0.942   1,413,834
                                            2003   0.692    0.867   1,301,251
                                            2002   1.005    0.692   1,002,903
                                            2001   1.287    1.005     809,582
                                            2000   1.672    1.287     435,416
                                            1999   1.242    1.672      95,862
                                            1998      --    1.242          --
   Conservative Growth Lifestyle Fund
    (Division 50)                           2004   1.444    1.568   3,031,412
                                            2003   1.240    1.444   2,308,156
                                            2002   1.313    1.240   1,451,290
                                            2001   1.343    1.313     960,922
                                            2000   1.310    1.343     735,103
                                            1999   1.163    1.310     246,969
                                            1998      --    1.163
   Core Bond Fund (Division 58)             2004   1.299    1.354   2,639,445
                                            2003   1.256    1.299   1,510,859
                                            2002   1.160    1.256     870,673
                                            2001   1.092    1.160     477,526
                                            2000   1.012    1.092      17,812
                                            1999   1.030    1.012      10,700
                                            1998      --    1.030          --
   High Yield Bond Fund (Division 60)       2004   1.342    1.547   4,057,359
                                            2003   1.038    1.342   2,474,955
                                            2002   1.063    1.038     680,131
                                            2001   1.009    1.063     613,841
                                            2000   1.079    1.009      44,391
                                            1999   1.054    1.079       2,397
                                            1998      --    1.054          --

                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year    Year
   ---------                              ---- --------- ------- -----------
     International Small Cap Equity Fund
      (Division 33)                       2004   1.152    1.367   2,766,497
                                          2003   0.905    1.152   2,314,835
                                          2002   1.102    0.905   1,620,256
                                          2001   1.367    1.102   1,217,774
                                          2000   1.639    1.367     845,886
                                          1999   1.052    1.639       5,641
                                          1998      --    1.052          --
     Large Cap Value Fund (Division 40)   2004   1.486    1.679   4,394,274
                                          2003   1.172    1.486   3,573,479
                                          2002   1.339    1.172   2,664,154
                                          2001   1.372    1.339   1,653,364
                                          2000   1.306    1.372     133,690
                                          1999   1.247    1.306         221
                                          1998      --    1.247          --
     Mid Cap Growth Fund (Division 37)    2004   0.940    1.054   6,194,518
                                          2003   0.683    0.940   6,055,536
                                          2002   0.984    0.683   4,401,019
                                          2001   1.423    0.984   3,064,194
                                          2000   1.427    1.423     654,531
                                          1999   1.349    1.427       1,244
                                          1998      --    1.349          --
     Mid Cap Value Fund (Division 38)     2004   2.330    2.694  10,689,956
                                          2003   1.634    2.330   7,010,024
                                          2002   1.910    1.634   5,041,443
                                          2001   1.956    1.910   2,566,084
                                          2000   1.526    1.956     687,388
                                          1999   1.256    1.526     142,103
                                          1998      --    1.256          --
     Moderate Growth Lifestyle Fund
      (Division 49)                       2004   1.421    1.571   4,669,976
                                          2003   1.158    1.421   3,960,868
                                          2002   1.300    1.158   3,015,695
                                          2001   1.386    1.300   2,200,069
                                          2000   1.401    1.386     864,680
                                          1999   1.186    1.401     213,355
                                          1998      --    1.186          --
     Money Market II Fund (Division 44)   2004   1.158    1.161   9,253,840
                                          2003   1.157    1.158  10,043,486
                                          2002   1.149    1.157   9,173,724
                                          2001   1.114    1.149   8,613,152
                                          2000   1.056    1.114   8,860,373
                                          1999   1.014    1.056   1,844,830
                                          1998      --    1.014          --
     Small Cap Growth Fund (Division 35)  2004   1.314    1.449   3,633,808
                                          2003   0.906    1.314   3,049,513
                                          2002   1.356    0.906   1,738,121
                                          2001   1.789    1.356   1,447,772
                                          2000   2.279    1.789     476,647
                                          1999   1.350    2.279     119,661
                                          1998      --    1.350          --
     Small Cap Value Fund (Division 36)   2004   1.689    2.006   5,284,700
                                          2003   1.220    1.689   3,695,332
                                          2002   1.401    1.220   2,396,378
                                          2001   1.316    1.401   1,061,602
                                          2000   1.083    1.316      87,545
                                          1999   1.166    1.083         232
                                          1998      --    1.166          --
     Socially Responsible Fund
      (Division 41)                       2004   1.157    1.265   7,262,970
                                          2003   0.907    1.157   1,855,413
                                          2002   1.190    0.907   1,518,217
                                          2001   1.355    1.190   1,275,611
                                          2000   1.501    1.355   1,291,021
                                          1999   1.279    1.501     106,148
                                          1998      --    1.279          --

                                                                   Number of
                                                  Unit     Unit      Units
                                                Value at   Value  Outstanding
                                                Beginning at End   at End of
   Fund Name                               Year  of Year  of Year    Year
   ---------                               ---- --------- ------- -----------
     Strategic Bond Fund (Division 59)     2004   1.526    1.679   5,542,385
                                           2003   1.285    1.526   2,748,551
                                           2002   1.212    1.285     987,994
                                           2001   1.102    1.212     432,470
                                           2000      --    1.102         936
   AIG SunAmerica 2010 High Watermark
    (Division 80)                          2004      --       --          --
   AIG SunAmerica 2015 High Watermark
    (Division 81)                          2004      --       --          --
   AIG SunAmerica 2020 High Watermark
    (Division 82)                          2004      --       --          --
   AIM Large Cap Growth Fund (Division 62) 2004   0.278    0.301   6,213,387
                                           2003   0.214    0.278   4,903,281
                                           2002   0.366    0.214   3,302,734
                                           2001      --    0.366   2,268,337
   American Century Ultra Fund
    (Division 31)                          2004   1.561    1.714  93,055,059
                                           2003   1.251    1.561  69,694,008
                                           2002   1.641    1.251  59,170,779
                                           2001   1.937    1.641  58,386,315
                                           2000   2.438    1.937  38,053,829
                                           1999   1.738    2.438  20,827,045
                                           1998      --    1.738   8,116,612
   Ariel Appreciation Fund (Division 69)   2004   1.417    1.590  34,489,384
                                           2003   1.091    1.417  25,946,570
                                           2002   1.226    1.091  17,307,445
                                           2001   1.064    1.226   4,782,738
                                           2000      --    1.064          32
   Ariel Fund (Division 68)                2004   1.505    1.821  41,615,562
                                           2003   1.185    1.505  23,969,761
                                           2002   1.259    1.185  13,823,829
                                           2001   1.112    1.259   3,576,909
                                           2000      --    1.112         364
   Credit Suisse Small Cap Growth Fund
    (Division 63)                          2004   0.774    0.853  10,650,267
                                           2003   0.533    0.774   6,606,853
                                           2002   0.776    0.533   3,072,771
                                           2001   0.900    0.776   1,293,375
                                           2000      --    0.900       8,617
   Dreyfus BASIC US Mortgage Securities
    Fund (Division 71)                     2004   1.226    1.250   9,490,308
                                           2003   1.193    1.226   8,504,161
                                           2002   1.105    1.193   6,785,364
                                           2001   1.034    1.105   1,327,963
                                           2000      --    1.034     122,043
   Evergreen Equity Income Fund
    (Division 57)                          2004   1.113    1.215   4,561,798
                                           2003   0.873    1.113   1,771,937
                                           2002   1.086    0.873   1,091,640
                                           2001   1.123    1.086     701,042
                                           2000      --    1.123      27,722
   Evergreen Fundamental Large Cap Fund
    (Division 56)                          2004   0.943    1.017   8,489,383
                                           2003   0.736    0.943   1,519,945
                                           2002   0.894    0.736     536,678
                                           2001   1.058    0.894     247,635
                                           2000   1.135    1.058      10,254
                                           1999      --    1.135       5,326
   Evergreen Specialty Equity Fund
    (Division 65)                          2004   0.886    0.928   5,570,195
                                           2003   0.587    0.886   4,314,779
                                           2002   0.816    0.587     879,264
                                           2001      --    0.816     191,000

--------------------------------------------------------------------------------

                                                                   Number of
                                                  Unit     Unit      Units
                                                Value at   Value  Outstanding
                                                Beginning at End   at End of
   Fund Name                               Year  of Year  of Year    Year
   ---------                               ---- --------- ------- -----------
   Evergreen Special Value Fund
    (Division 55)                          2004   1.542    1.837  16,877,160
                                           2003   1.171    1.542  10,540,416
                                           2002   1.370    1.171   8,371,514
                                           2001   1.176    1.370   2,551,614
                                           2000      --    1.176       9,967
   Janus Adviser Worldwide Fund
    (Division 47)                          2004   0.639    0.664   8,862,291
                                           2003   0.525    0.639   8,633,541
                                           2002   0.715    0.525   7,053,397
                                           2001   0.913    0.715   4,226,947
                                           2000      --    0.913     103,617
   Janus Fund (Division 61)                2004   0.586    0.608  16,648,166
                                           2003   0.448    0.586  15,565,027
                                           2002   0.624    0.448  12,521,963
                                           2001   0.851    0.624   7,914,087
                                           2000      --    0.851     138,334
   Lou Holland Growth Fund (Division 70)   2004   0.861    0.950   4,379,555
                                           2003   0.680    0.861   2,753,598
                                           2002   0.873    0.680   1,389,807
                                           2001   0.928    0.873     354,300
                                           2000      --    0.928          24
   MSIF Trust Mid Cap Growth Portfolio
    (Division 64)                          2004   0.581    0.702  19,090,870
                                           2003   0.412    0.581  12,428,034
                                           2002   0.602    0.412   6,607,721
                                           2001   0.864    0.602   2,524,416
                                           2000      --    0.864       2,678
   Putnam Global Equity Fund (Division 28) 2004   1.208    1.360  44,101,911
                                           2003   0.944    1.208  38,859,291
                                           2002   1.228    0.944  36,429,751
                                           2001   1.765    1.228  34,982,558
                                           2000   2.531    1.765  23,568,922
                                           1999   1.550    2.531  11,313,375
                                           1998      --    1.550   6,153,771
   Putnam New Opportunities Fund
    (Division 26)                          2004   1.111    1.213  83,947,246
                                           2003   0.844    1.111  74,316,799
                                           2002   1.226    0.844  69,285,939
                                           2001   1.769    1.226  66,208,396
                                           2000   2.414    1.769  37,383,151
                                           1999   1.435    2.414  19,231,737
                                           1998      --    1.435  10,725,927
   Putnam OTC & Emerging Growth Fund
    (Division 27)                          2004   0.571    0.611  44,753,734
                                           2003   0.426    0.571  38,233,626
                                           2002   0.639    0.426  34,971,866
                                           2001   1.196    0.639  34,690,902
                                           2000   2.471    1.196  20,908,160
                                           1999   1.098    2.471   6,570,152
                                           1998      --    1.098   3,092,839
   Sit Mid Cap Growth Fund (Division 67)   2004   0.502    0.583   4,352,958
                                           2003   0.365    0.502   3,342,100
                                           2002   0.563    0.365   1,776,176
                                           2001   0.853    0.563     446,811
                                           2000      --    0.853         346
   Sit Small Cap Growth Fund (Division 66) 2004   0.602    0.638  24,852,181
                                           2003   0.451    0.602  19,779,156
                                           2002   0.616    0.451  10,695,255
                                           2001   0.862    0.616   3,188,128
                                           2000      --    0.862       3,323

                                                                  Number of
                                                 Unit     Unit      Units
                                               Value at   Value  Outstanding
                                               Beginning at End   at End of
   Fund Name                              Year  of Year  of Year    Year
   ---------                              ---- --------- ------- -----------
   Templeton Foreign Fund (Division 32)   2004   1.548    1.814  46,263,532
                                          2003   1.196    1.548  33,418,311
                                          2002   1.319    1.196  27,321,331
                                          2001   1.444    1.319  21,232,087
                                          2000   1.518    1.444  13,195,521
                                          1999   1.095    1.518   8,660,425
                                          1998      --    1.095   5,437,288
   Templeton Global Asset Allocation Fund
    (Division 19)                         2004   2.314    2.655  16,011,044
                                          2003   1.768    2.314   7,155,341
                                          2002   1.864    1.768   4,180,947
                                          2001   2.087    1.864   3,125,087
                                          2000   2.102    2.087   1,210,593
                                          1999      --    2.102     485,669
   Vanguard LifeStrategy Conservative
    Growth Fund (Division 54)             2004   1.261    1.348   2,836,503
                                          2003   1.093    1.261   1,954,391
                                          2002   1.167    1.093   1,007,113
                                          2001   1.180    1.167     763,718
                                          2000   1.157    1.180     482,507
                                          1999      --    1.157     375,819
   Vanguard LifeStrategy Growth Fund
    (Division 52)                         2004   1.213    1.351   7,076,717
                                          2003   0.954    1.213   5,142,574
                                          2002   1.145    0.954   3,864,620
                                          2001   1.270    1.145   2,800,962
                                          2000   1.356    1.270   2,267,355
                                          1999      --    1.356   1,468,333
   Vanguard LifeStrategy Moderate Growth
    Fund (Division 53)                    2004   1.244    1.361   9,612,545
                                          2003   1.027    1.244   7,167,191
                                          2002   1.157    1.027   4,834,564
                                          2001   1.224    1.157   3,597,361
                                          2000   1.248    1.224   2,887,958
                                          1999      --    1.248   2,152,244
   Vanguard Long-Term Investment-Grade
    Fund (Division 22)                    2004   1.741    1.882  16,058,977
                                          2003   1.652    1.741  12,089,610
                                          2002   1.471    1.652  11,209,489
                                          2001   1.353    1.471   9,394,086
                                          2000   1.221    1.353   4,636,431
                                          1999      --    1.221   4,060,325
   Vanguard Long-Term Treasury Fund
    (Division 23)                         2004   1.770    1.882  23,918,115
                                          2003   1.738    1.770  19,619,013
                                          2002   1.502    1.738  19,883,997
                                          2001   1.451    1.502  17,009,737
                                          2000   1.222    1.451  10,177,993
                                          1999   1.349    1.222   7,578,682
                                          1998      --    1.349   3,682,809
   Vanguard Wellington Fund (Division 25) 2004   1.960    2.156  75,722,620
                                          2003   1.640    1.960  57,521,256
                                          2002   1.780    1.640  48,274,786
                                          2001   1.727    1.780  44,865,983
                                          2000   1.581    1.727  29,685,842
                                          1999   1.530    1.581  28,195,817
                                          1998      --    1.530  19,636,072
   Vanguard Windsor Fund (Division 24)    2004   1.880    2.201  87,345,541
                                          2003   1.461    1.880  56,268,484
                                          2002   1.776    1.461  46,093,281
                                          2001   1.858    1.776  36,594,309
                                          2000   1.606    1.858  24,169,868
                                          1999   1.723    1.606  20,846,053
                                          1998      --    1.723  13,800,156

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

--------------------------------------------------------------------------------


Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-428-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased.
Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation ("AGC"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

--------------------------------------------------------------------------------


About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-eight Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. AIG VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of AIG VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

The Contracts offer a choice from among 68 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

--------------------------------------------------------------------------------


Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. AIG VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans include VALIC Company I and II, Janus Adviser Worldwide Fund and Templeton Global Asset Allocation Fund.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-428-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

--------------------------------------------------------------------------------

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.
AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation to
2010 High Watermark Fund         the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at
AIG SunAmerica                   least equal to the Protected High Watermark Value. Each High
2015 High Watermark Fund         Watermark Fund seeks high total return as a secondary objective.

AIG SunAmerica                   If you hold your Variable Investment Option Units until the
2020 High Watermark Fund         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be
                                 appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
                                 Advisors, Inc.

AIM Large Cap Growth Fund        Seeks long-term growth of capital by investing primarily in marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
                                 capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
                                 1000(R) Index at the time of purchase.

American Century Ultra Fund      Seeks long-term capital growth through investments primarily in common stocks that are considered to have greater-than-average chance to increase in value over time.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $20 billion at the time of initial purchase.

                         Investment Objective                             Adviser and Sub-Adviser
                         --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation to     Adviser: Trajectory Asset
the extent consistent with preservation of capital investment gains in Management LLC order to have a price per share on its Protected Maturity Date at
least equal to the Protected High Watermark Value. Each High           (AIG SunAmerica Asset
Watermark Fund seeks high total return as a secondary objective.       Management Corp. is the daily
                                                                       business manager.)
If you hold your Variable Investment Option Units until the
Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary
expenses, and increased by appreciation in share value
subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
Advisors, Inc.

Seeks long-term growth of capital by investing primarily in            Adviser: AIM Advisors, Inc.
marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
1000(R) Index at the time of purchase.

Seeks long-term capital growth through investments primarily in        Adviser: American Century
common stocks that are considered to have greater-than-average         Investment Management, Inc.
chance to increase in value over time.

Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $20 billion at the time of initial purchase.

14

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
    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $500 million and $2.5 billion at the time of initial purchase.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Dreyfus BASIC U.S. Mortgage       Seeks as high a level of current income as is consistent with the
Securities Fund                   preservation of capital. To pursue this goal, the fund normally invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Evergreen Equity Income           Seeks current income and capital growth by investing primarily
Fund -- a series of Evergreen     in equity securities across all market capitalizations that produce
Equity Trust                      income.

Evergreen Fundamental Large       Seeks capital growth with the potential for current income by
Cap Fund -- a series of           investing primarily in common stocks of large and mid-sized
Evergreen Equity Trust            companies whose market capitalizations fall within the
                                  Russell 1000(R) Index.

Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Evergreen Special Values          Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).

Janus Adviser Worldwide           Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus         the preservation of capital by investing in common stocks of
Adviser Series                    companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Janus Fund                        Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential and generally invests in larger, more established companies.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------
Seeks long-term capital appreciation by investing primarily in      Adviser: Ariel Capital
the stocks of small companies with a market capitalization          Management, LLC
generally between $500 million and $2.5 billion at the time of initial purchase.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks as high a level of current income as is consistent with the   Adviser: The Dreyfus
preservation of capital. To pursue this goal, the fund normally     Corporation
invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Seeks current income and capital growth by investing primarily      Adviser: Evergreen
in equity securities across all market capitalizations that produce Investment Management
income.                                                             Company, LLC

Seeks capital growth with the potential for current income by       Adviser: Evergreen
investing primarily in common stocks of large and mid-sized         Investment Management
companies whose market capitalizations fall within the              Company, LLC
Russell 1000(R) Index.

Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital by investing in common stocks of        Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital. The fund invests primarily in common   Management, LLC
stocks selected for their growth potential and generally invests in larger, more established companies.

The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will      Management, L.P.
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks long-term capital growth and appreciation by investing        Adviser: Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investment Management Inc.
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                                                                             15

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
   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Putnam Global Equity Fund       Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
                                of companies worldwide. The Adviser invests mainly in mid-sized     Management, LLC
                                and large companies with favorable investment potential.
                                Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Putnam New Opportunities Fund   Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                common stocks of U.S. companies, with a focus on growth             Management, LLC
                                stocks in sectors of the economy that the Adviser believes have high growth potential.

Putnam OTC & Emerging           Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
Growth Fund                     of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
                                and "emerging growth" companies listed on securities
                                exchanges, with a focus on growth stocks. Emerging growth
                                companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund         Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2           Associates, Inc.
                                billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                believes exhibit the potential for superior growth.

Sit Small Cap Growth Fund       Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2.5         Associates, Inc.
                                billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Templeton Foreign Fund -- a     Seeks long-term capital growth by investing mainly in the equity    Adviser: Templeton Global
series of Templeton Funds, Inc. securities of companies located outside the U.S., including         Advisors Limited
                                emerging markets.

Templeton Global Asset          Seeks high total return by normally investing in equity securities  Adviser: Templeton
Allocation Fund -- a series of  of companies of any country, debt securities of companies and       Investment Counsel, LLC
Franklin Templeton Variable     governments of any country, and in money market instruments.        Sub-Adviser: Franklin
Insurance Products Trust        While the fund's debt securities investments focus on those that    Advisers, Inc.
                                are investment grade, the fund also may invest in high-yield, lower-rated bonds.

Vanguard LifeStrategy           Seeks to provide current income and low to moderate capital         The fund does not employ an
Conservative Growth Fund        appreciation. This is a fund of funds, investing in other Vanguard  investment adviser. Instead, mutual funds according to a fixed formula that typically results in the fund's Board of Trustees
                                an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
                                term fixed income investments, and 40% to common stocks. The        fund's assets among the
                                fund's indirect bond holdings are a diversified mix of short-,      underlying funds.
                                intermediate- and long-term U.S. government, agency, and
                                investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist
                                substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

16

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Vanguard LifeStrategy    Seeks to provide capital appreciation and some current income.       The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy    Seeks to provide capital appreciation and a low to moderate level    The fund does not employ an
Moderate Growth Fund     of current income. This is a fund of funds, investing in other       investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
                         results in an allocation of about 60% of assets to common            decides how to allocate the
                         stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
                         consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
                         extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as
                         mortgage-backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: The Vanguard Group
Treasury Fund            by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity between
                         15 and 30 years.

Vanguard Wellington Fund Seeks to provide long-term capital appreciation and reasonable       Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         large- and medium-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund also invests in investment grade corporate bonds, with some
                         exposure to U.S. Treasury, government agency and
                         mortgage-backed securities.

Vanguard Windsor II Fund Seeks to provide long-term capital appreciation and income. The      Advisers: Barrow, Hanley,
                         fund invests mainly in medium- and large-sized companies whose       Mewhinney & Strauss, Inc.;
                         stocks are considered by the fund's advisers to be undervalued.      Equinox Capital Management,
                                                                                              LLC; Hotchkis and Wiley
                                                                                              Capital Management, LLC;
                                                                                              Tukman Capital Management,
                                                                                              Inc.; and The Vanguard Group

VALIC Company I

Asset Allocation Fund    Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
                         through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                         mix among stocks, long-term debt securities and short-term           Investment Corp.
                         money market securities.

                                                                             17

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
  Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
  ------------------------                           --------------------                          -----------------------
Blue Chip Growth Fund         Seeks long-term capital growth by investing in the common          Adviser: VALIC
                              stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                              Income is a secondary objective.                                   Associates, Inc.

Capital Conservation Fund     Seeks the highest possible total return consistent with the        Adviser: VALIC
                              preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                              on investments in intermediate- and long-term debt instruments     Investment Corp.
                              and other income-producing securities.

Core Equity Fund              Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                              primarily in the equity securities of large-cap quality companies  Sub-Advisers: WM Advisors,
                              with long-term growth potential.                                   Inc. and Wellington
                                                                                                 Management Company, LLP

Government Securities Fund    Seeks high current income and protection of capital through        Adviser: VALIC
                              investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                              government-sponsored debt securities.                              Investment Corp.

Growth & Income Fund          Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                              current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                              equity-related securities.                                         Asset Management Corp.

Health Sciences Fund          Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                              the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                              development, production, or distribution of products or services   Associates, Inc.
                              related to health care, medicine, or the life sciences.

Income & Growth Fund          Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                              fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                              is a secondary consideration.                                      Century Investment
                                                                                                 Management, Inc.

Inflation Protected Fund      Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                              capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                              inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                              non-U.S. governments and corporations.

International Equities Fund   Seeks to provide long-term growth of capital through               Adviser: VALIC
                              investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                              equity-related securities of foreign issuers that, as a group, the Investment Corp.
                              Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                              International, Europe, Australasia and the Far East Index.

International Government Bond Seeks high current income through investments primarily in         Adviser: VALIC
Fund                          investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because  Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity       Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                              Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                              believes will increase in value over time.                         Management, Inc.

Large Cap Growth Fund         Seeks to provide long-term growth of capital by normally           Adviser: VALIC
                              investing in common stocks of well-established, high-quality       Sub-Adviser: AIG SunAmerica
                              growth companies.                                                  Asset Management Corp.

18

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Mid Cap Index Fund        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                          in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                          expected to provide investment results closely corresponding to    Investment Corp.
                          the performance of the S&P MidCap 400(R) Index.

Money Market I Fund       Seeks liquidity, protection of capital and current income through  Adviser: VALIC
                          investments in short-term money market instruments.                Sub-Adviser: AIG SunAmerica
                                                                                             Asset Management Corp.

Nasdaq-100(R) Index Fund  Seeks long-term capital growth through investments in the          Adviser: VALIC
                          stocks that are included in the Nasdaq-100 Index(R). The fund is a Sub-Adviser: AIG Global
                          non-diversified fund, meaning that it can invest more than 5% of   Investment Corp.
                          its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Science & Technology Fund Seeks long-term capital appreciation through investments           Adviser: VALIC
                          primarily in the common stocks of companies that are expected      Sub-Adviser: T. Rowe Price
                          to benefit from the development, advancement, and use of           Associates, Inc.
                          science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

Small Cap Fund            Seeks to provide long-term capital growth by investing primarily   Adviser: VALIC
                          in the stocks of small companies, with market capitalizations of   Sub-Advisers: American
                          approximately $2.5 billion or less.                                Century Investment
                                                                                             Management, Inc., Franklin
                                                                                             Portfolio Associates, Inc. and
                                                                                             T. Rowe Price Associates, Inc.

Small Cap Index Fund      Seeks to provide growth of capital through investment primarily    Adviser: VALIC
                          in a diversified portfolio of common stocks that, as a group, the  Sub-Adviser: AIG Global
                          Sub-Adviser believes may provide investment results closely        Investment Corp.
                          corresponding to the performance of the Russell 2000(R) Index.

Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
                          in common stocks of companies which meet the social criteria       Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies    Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                          the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

Stock Index Fund          Seeks long-term capital growth through investment in common        Adviser: VALIC
                          stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                          results closely corresponding to the performance of the S&P        Investment Corp.
                          500(R) Index.

Value Fund                Seeks capital growth and current income through investments        Adviser: VALIC
                          primarily in common stocks of large U.S. companies, focusing       Sub-Adviser:
                          on value stocks that the Sub-Adviser believes are currently        OppenheimerFunds, Inc.
                          undervalued by the market.

                                                                             19

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
Variable Account Options                          Investment Objective                          Adviser and Sub-Adviser
------------------------                          --------------------                          -----------------------
VALIC Company II

Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund            different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                          II. This fund of funds is suitable for investors seeking the         Investment Corp.
                          potential for capital growth that a fund investing predominately in equity securities may offer.

Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                          broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Credit Suisse
                          of U.S. companies.                                                   Asset Management, LLC

Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund            through investments in a combination of the different funds          Sub-Adviser: AIG Global
                          offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                          funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                          Aggressive Growth Lifestyle Fund or the Moderate Growth
                          Lifestyle Fund.

Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                          conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                          quality fixed income securities. These securities include            Investment Corp.
                          corporate debt securities, securities issued or guaranteed by the
                          U.S. government, mortgage-backed, or asset-backed securities.

High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                          with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                          portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                          securities include below-investment-grade junk bonds.

International Small Cap   Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Equity Fund               in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: AIG Global
                          Sub-Adviser will invest in at least three countries other than the   Investment Corp.
                          U.S., selecting countries and industries it believes have favorable investment potential.

Large Cap Value Fund      Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                          1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                          Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                          Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund       Seeks capital appreciation principally through investments in        Adviser: VALIC
                          medium-capitalization equity securities, such as common and          Sub-Adviser: AIM Capital
                          preferred stocks and securities convertible into common stocks.      Management, Inc.
                          The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

Mid Cap Value Fund        Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                          medium capitalization companies using a value-oriented               Sub-Adviser: Wellington
                          investment approach. Mid-capitalization companies include            Management Company, LLP
                          companies with a market capitalization equaling or exceeding
                          $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

20

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
   Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
   ------------------------                            --------------------                            -----------------------
Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a              Adviser: VALIC
                               combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                               VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                               invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

Money Market II Fund           Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                               investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

Small Cap Growth Fund          Seeks to provide long-term capital growth through investments         Adviser: VALIC
                               primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                               caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
                               the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

Small Cap Value Fund           Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                               reasonable risk to principal, by investing primarily in securities of Sub-Advisers: JPMorgan
                               small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                               capitalization. Small-cap companies are companies whose total market capitalizations range from $100 million to $3 billion at the time of purchase.

Socially Responsible Fund      Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                               in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                               established for the fund. The fund does not invest in companies       Investment Corp.
                               that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

Strategic Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                               with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                               portfolio of income producing securities. The fund invests in a       Investment Corp.
                               broad range of fixed-income securities, including investment-
                               grade bonds, U.S. government and agency obligations,
                               mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

The Evergreen Growth and Income Fund changed its name to the Evergreen Fundamental Large Cap Fund effective April 18, 2005. The International Growth II Fund of VALIC Company II changed its name to the International Small Cap Equity Fund effective October 12, 2004. Vanguard Long-Term Corporate Fund changed its name to the Vanguard Long-Term Investment-Grade Fund on August 19, 2004.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

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The maximum single payment that may be applied to any account without prior
Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

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Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day at the close of regular trading of the NYSE, currently 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

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Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded verbal consent. AIG VALIC financial advisors or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.


Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to five basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

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It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.55% to 1.05% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

--------------------------------------------------------------------------------


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your

--------------------------------------------------------------------------------

Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

28

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  .   The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

                                                                             29

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Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

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  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

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For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any

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questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

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Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law. Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an IRA, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of the Contracts may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

--------------------------------------------------------------------------------

In addition, the Contracts are also available through "nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

--------------------------------------------------------------------------------


Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

AIG, the Company's ultimate parent, delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC Separate Account A are included in the SAI, which is available upon request. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-428-2542 (press 1, then 3).

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington DC. 20549-2102.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   8
              Tax Free Rollovers, Transfers and Exchanges.......   9
           Exchange Privilege...................................  10
              Exchanges From Independence Plus Contracts........  10
              Exchanges From V-Plan Contracts...................  11
              Exchanges From SA-1 and SA-2 Contracts............  12
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information Which May Be Applicable To
                Any Exchange....................................  15

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  16
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  16
          Purchase Unit Value...................................  17
             Illustration of Calculation of Purchase Unit Value.  17
             Illustration of Purchase of Purchase Units.........  17
          Calculation of MVA Option.............................  17
          Payout Payments.......................................  18
             Assumed Investment Rate............................  18
             Amount of Payout Payments..........................  18
             Payout Unit Value..................................  19
             Illustration of Calculation of Payout Unit Value...  19
             Illustration of Payout Payments....................  19
          Distribution of Variable Annuity Contracts............  20
          Experts...............................................  20
          Comments on Financial Statements......................  20

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director
For Series 1.40 to 12.40                                            May 1, 2005

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2005, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-428-2542 (press 1, then 3). The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

AIG SunAmerica 2010 High Watermark Fund        VALIC Company I                    VALIC Company II
AIG SunAmerica 2015 High Watermark Fund        Asset Allocation Fund              Aggressive Growth Lifestyle Fund
AIG SunAmerica 2020 High Watermark Fund        Blue Chip Growth Fund              Capital Appreciation Fund
AIM Large Cap Growth Fund                      Capital Conservation Fund          Conservative Growth Lifestyle Fund
American Century Ultra Fund                    Core Equity Fund                   Core Bond Fund
Ariel Appreciation Fund                        Government Securities Fund         High Yield Bond Fund
Ariel Fund                                     Growth & Income Fund               International Small Cap Equity Fund
Credit Suisse Small Cap Growth Fund            Health Sciences Fund               Large Cap Value Fund
Dreyfus BASIC U.S. Mortgage Securities Fund    Income & Growth Fund               Mid Cap Growth Fund
Evergreen Equity Income Fund                   Inflation Protected Fund           Mid Cap Value Fund
Evergreen Fundamental Large Cap Fund           International Equities Fund        Moderate Growth Lifestyle Fund
Evergreen Special Equity Fund                  International Government Bond Fund Money Market II Fund
Evergreen Special Values Fund                  International Growth I Fund        Small Cap Growth Fund
Janus Adviser Worldwide Fund                   Large Cap Growth Fund              Small Cap Value Fund
Janus Fund                                     Mid Cap Index Fund                 Socially Responsible Fund
Lou Holland Growth Fund                        Money Market I Fund                Strategic Bond Fund
MSIF Trust Mid Cap Growth Portfolio            Nasdaq-100(R) Index Fund
Putnam Global Equity Fund                      Science & Technology Fund
Putnam New Opportunities Fund                  Small Cap Fund
Putnam OTC & Emerging Growth Fund              Small Cap Index Fund
Sit Mid Cap Growth Fund                        Social Awareness Fund
Sit Small Cap Growth Fund                      Stock Index Fund
Templeton Foreign Fund                         Value Fund
Templeton Global Asset Allocation Fund
Vanguard Lifestrategy Conservative Growth Fund
Vanguard Lifestrategy Growth Fund
Vanguard Lifestrategy Moderate Growth Fund
Vanguard Long-Term Investment-Grade Fund
Vanguard Long-Term Treasury Fund
Vanguard Wellington Fund
Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                             Page
                                                             ----

Glossary of Terms...........................................   3

Fee Tables..................................................   4

Selected Purchase Unit Data.................................   6

Highlights..................................................  10

General Information.........................................  11
   About the Contracts......................................  11
   About VALIC..............................................  11
   About VALIC Separate Account A...........................  12
   Units of Interest........................................  12
   Distribution of the Contracts............................  12

Fixed and Variable Account Options..........................  12
   Fixed Account Options....................................  13
   Variable Account Options.................................  13

Purchase Period.............................................  21
   Account Establishment....................................  21
   When Your Account Will Be Credited.......................  22
   Purchase Units...........................................  23
   Calculation of Value for Fixed Account Options...........  23
   Calculation of Value for Variable Account Options........  23
   Stopping Purchase Payments...............................  23

Transfers Between Investment Options........................  24
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..........................  24
   Communicating Transfer or Reallocation Instructions......  25
   Effective Date of Transfer...............................  25
   Transfers During the Payout Period.......................  25

Fees and Charges............................................  25
   Account Maintenance Charge...............................  25
   Surrender Charge.........................................  25
       Amount of Surrender Charge...........................  26
       10% Free Withdrawal..................................  26
       Exceptions to Surrender Charge.......................  26
   Premium Tax Charge.......................................  26
   Separate Account Charges.................................  26
   Other Tax Charges........................................  27
   Separate Account Expense Reimbursements or Credits.......  27
   Market Value Adjustment ("MVA")..........................  27

Payout Period...............................................  27
   Fixed Payout.............................................  27
   Assumed Investment Rate..................................  27
   Variable Payout..........................................  28
   Combination Fixed and Variable Payout....................  28
   Partial Annuitization....................................  28
   Payout Date..............................................  28
   Payout Options...........................................  29
   Payout Information.......................................  29

                                                                 Page
                                                                 ----

           Surrender of Account Value...........................  29
              When Surrenders Are Allowed.......................  29
              Surrender Process.................................  30
              Amount That May Be Surrendered....................  30
              Surrender Restrictions............................  30
              Partial Surrenders................................  30
              Systematic Withdrawals............................  30
              Distributions Required by Federal Tax Law.........  31

           Exchange Privilege...................................  31
              Restrictions on Exchange Privilege................  31
              Taxes and Conversion Costs........................  31
              Surrender Charges.................................  31
              Exchange Offers for Contracts Other Than
                Portfolio Director..............................  32
              Comparison of Contracts...........................  32
              Features of Portfolio Director....................  32

           Death Benefits.......................................  32
              The Process.......................................  32
              Beneficiary Information...........................  33
                  Spousal Beneficiaries.........................  33
                  Beneficiaries Other Than Spouses..............  33
              Special Information for Individual
                Nonqualified Contracts..........................  33
              During the Purchase Period........................  33
              Interest Guaranteed Death Benefit.................  33
              Standard Death Benefit............................  34
              During the Payout Period..........................  34

           Other Contract Features..............................  35
              Changes That May Not Be Made......................  35
              Change of Beneficiary.............................  35
              Contingent Owner..................................  35
              Cancellation -- The 20 Day "Free Look"............  35
              We Reserve Certain Rights.........................  35
              Relationship to Employer's Plan...................  35

           Voting Rights........................................  36
              Who May Give Voting Instructions..................  36
              Determination of Fund Shares Attributable to
                Your Account....................................  36
                  During the Purchase Period....................  36
                  During the Payout Period or after a Death
                    Benefit Has Been Paid.......................  36
              How Fund Shares Are Voted.........................  36

           Federal Tax Matters..................................  36
              Types of Plans....................................  36
              Tax Consequences in General.......................  37
              Effect of Tax-Deferred Accumulations..............  38

           Legal Proceedings....................................  39

           Financial Statements.................................  39

           Table of Contents of Statement of
             Additional Information.............................  39

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time. On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Guided Portfolio Services/SM/ or GPS -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.

Fee Tables
--------------------------------------------------------------------------------


 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                   5.00%
---------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                         $60
---------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized) 0-3.5%
---------------------------------------------------------------------

 (1) Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

 Separate Account Charges

                                                                                       $3.75
                                                                                        per
Variable Account Option Maintenance Charge (1)                                        quarter
----------------------------------------------------------------------------------------------
                                                                                      Separate
Mortality and Expense Risk Separate Account Charges by Variable Account Option (2)    Account
(as a percentage of Separate Account net assets):                                     Fee (%)
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2010 High Watermark Fund, Class I                                     0.85
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2015 High Watermark Fund, Class I                                     0.85
----------------------------------------------------------------------------------------------
   AIG SunAmerica 2020 High Watermark Fund, Class I                                     0.85
----------------------------------------------------------------------------------------------
   AIM Large Cap Growth Fund, Investor Class                                            0.60
----------------------------------------------------------------------------------------------
   American Century Ultra Fund, Investor Class                                          0.64
----------------------------------------------------------------------------------------------
   Ariel Appreciation Fund                                                              0.60
----------------------------------------------------------------------------------------------
   Ariel Fund                                                                           0.60
----------------------------------------------------------------------------------------------
   Credit Suisse Small Cap Growth Fund, Common Class                                    0.60
----------------------------------------------------------------------------------------------
   Dreyfus BASIC U.S. Mortgage Securities Fund                                          0.60
----------------------------------------------------------------------------------------------
   Evergreen Equity Income Fund, Class A                                                0.60
----------------------------------------------------------------------------------------------
   Evergreen Fundamental Large Cap Fund, Class A                                        0.60
----------------------------------------------------------------------------------------------
   Evergreen Special Equity Fund, Class A                                               0.60
----------------------------------------------------------------------------------------------
   Evergreen Special Values Fund, Class A                                               0.60
----------------------------------------------------------------------------------------------
   Janus Adviser Worldwide Fund, Class I                                                0.60
----------------------------------------------------------------------------------------------
   Janus Fund                                                                           0.60
----------------------------------------------------------------------------------------------
   Lou Holland Growth Fund                                                              0.60
----------------------------------------------------------------------------------------------
   MSIF Trust Mid Cap Growth Portfolio, Adviser Class                                   0.60
----------------------------------------------------------------------------------------------
   Putnam Global Equity Fund, Class A                                                   0.60
----------------------------------------------------------------------------------------------
   Putnam New Opportunities Fund, Class A                                               0.60
----------------------------------------------------------------------------------------------
   Putnam OTC & Emerging Growth Fund, Class A                                           0.60
----------------------------------------------------------------------------------------------
   Sit Mid Cap Growth Fund                                                              0.60
----------------------------------------------------------------------------------------------
   Sit Small Cap Growth Fund                                                            0.60
----------------------------------------------------------------------------------------------
   Templeton Foreign Fund, Class A                                                      0.60
----------------------------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund, Class 1                                      0.85
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Conservative Growth Fund                                       0.85
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Growth Fund                                                    0.85
----------------------------------------------------------------------------------------------
   Vanguard Lifestrategy Moderate Growth Fund                                           0.85
----------------------------------------------------------------------------------------------
   Vanguard Long-Term Investment-Grade Fund, Investor Shares                            0.60
----------------------------------------------------------------------------------------------
   Vanguard Long-Term Treasury Fund, Investor Shares                                    0.60
----------------------------------------------------------------------------------------------
   Vanguard Wellington Fund, Investor Shares                                            0.85
----------------------------------------------------------------------------------------------
   Vanguard Windsor II Fund, Investor Shares                                            0.85
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC Company I
------------------------------------------------------
       Asset Allocation Fund                      0.60
------------------------------------------------------
       Blue Chip Growth Fund                      0.60
------------------------------------------------------
       Capital Conservation Fund                  0.60
------------------------------------------------------
       Core Equity Fund                           0.60
------------------------------------------------------
       Government Securities Fund                 0.60
------------------------------------------------------
       Growth & Income Fund                       0.60
------------------------------------------------------
       Health Sciences Fund                       0.60
------------------------------------------------------
       Income & Growth Fund                       0.60
------------------------------------------------------
       Inflation Protected Fund                   0.60
------------------------------------------------------
       International Equities Fund                0.60
------------------------------------------------------
       International Government Bond Fund         0.60
------------------------------------------------------
       International Growth I Fund                0.60
------------------------------------------------------
       Large Cap Growth Fund                      0.60
------------------------------------------------------
       Mid Cap Index Fund                         0.60
------------------------------------------------------
       Money Market I Fund                        0.60
------------------------------------------------------
       Nasdaq-100(R) Index Fund                   0.60
------------------------------------------------------
       Science & Technology Fund                  0.60
------------------------------------------------------
       Small Cap Fund                             0.60
------------------------------------------------------
       Small Cap Index Fund                       0.60
------------------------------------------------------
       Social Awareness Fund                      0.60
------------------------------------------------------
       Stock Index Fund                           0.60
------------------------------------------------------
       Value Fund                                 0.60
------------------------------------------------------
   VALIC Company II
------------------------------------------------------
       Aggressive Growth Lifestyle Fund           0.35
------------------------------------------------------
       Capital Appreciation Fund                  0.35
------------------------------------------------------
       Conservative Growth Lifestyle Fund         0.35
------------------------------------------------------
       Core Bond Fund                             0.35
------------------------------------------------------
       High Yield Bond Fund                       0.35
------------------------------------------------------
       International Small Cap Equity Fund        0.35
------------------------------------------------------
       Large Cap Value Fund                       0.35
------------------------------------------------------
       Mid Cap Growth Fund                        0.35
------------------------------------------------------
       Mid Cap Value Fund                         0.35
------------------------------------------------------
       Moderate Growth Lifestyle Fund             0.35
------------------------------------------------------
       Money Market II Fund                       0.35
------------------------------------------------------
       Small Cap Growth Fund                      0.35
------------------------------------------------------
       Small Cap Value Fund                       0.35
------------------------------------------------------
       Socially Responsible Fund                  0.35
------------------------------------------------------
       Strategic Bond Fund                        0.35
------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
--------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                             0.24%   1.99%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $727. $1,300  $1,895   $2,965

(2) If you annuitize your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $266.  $817   $1,395   $2,965

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $266.  $817   $1,395   $2,965

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option.


                                                                  Number of
                                                  Unit    Unit      Units
                                                 Value   Value   Outstanding
  Fund Name                                 Year at 1/1 at 12/31   at 12/31
  ---------                                 ---- ------ -------- ------------
  VALIC Company I
    Asset Allocation Fund (Division 5)      2004 4.398   4.743      104,508
                                            2003 3.697   4.398      817,455
                                            2002 4.104   3.697      864,202
                                            2001 4.310   4.104      552,475
                                            2000 4.447   4.310      541,967
                                            1999 4.003   4.447      516,580
                                            1998    --   4.003           --
    Blue Chip Growth Fund (Division 72)     2004 0.769   0.833    1,701,083
                                            2003 0.598   0.769    2,956,387
                                            2002 0.794   0.598    1,798,857
                                            2001 0.932   0.794      744,578
                                            2000    --   0.932           --
    Capital Conservation Fund (Division 7)  2004 2.831   2.926      180,217
                                            2003 2.735   2.831      718,508
                                            2002 2.526   2.735      655,773
                                            2001 2.358   2.526      413,153
                                            2000 2.172   2.358      200,998
                                            1999 2.194   2.172      194,756
                                            1998    --   2.194           --
    Core Equity Fund (Division 15)          2004 2.019   2.168    2,966,192
                                            2003 1.602   2.019    4,451,054
                                            2002 2.070   1.602    4,247,981
                                            2001 2.457   2.070    2,770,881
                                            2000 2.638   2.457    2,802,135
                                            1999 2.471   2.638    3,034,597
                                            1998    --   2.471        3,570

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
    Government Securities Fund (Division 8)  2004 2.864   2.945      295,626
                                             2003 2.848   2.864    1,511,508
                                             2002 2.558   2.848    1,242,127
                                             2001 2.410   2.558      509,780
                                             2000 2.147   2.410      240,490
                                             1999 2.222   2.147      338,782
                                             1998    --   2.222           --
    Growth & Income Fund (Division 16)       2004 2.060   2.268      378,755
                                             2003 1.690   2.060      996,416
                                             2002 2.166   1.690      970,967
                                             2001 2.424   2.166      781,887
                                             2000 2.735   2.424      745,693
                                             1999 2.240   2.735      704,903
                                             1998    --   2.240           --
    Health Sciences Fund (Division 73)       2004 0.895   1.026    2,989,061
                                             2003 0.657   0.895    5,464,309
                                             2002 0.914   0.657    2,585,106
                                             2001 1.001   0.914    1,062,608
                                             2000    --   1.001           --
    Income & Growth Fund (Division 21)       2004 1.516   1.700    3,896,402
                                             2003 1.181   1.516    5,337,891
                                             2002 1.477   1.181    5,195,789
                                             2001 1.621   1.477    3,163,792
                                             2000    --   1.621           --

--------------------------------------------------------------------------------

                                                               Number of
                                               Unit    Unit      Units
                                              Value   Value   Outstanding
     Fund Name                           Year at 1/1 at 12/31   at 12/31
     ---------                           ---- ------ -------- ------------
       Inflation Protected Fund
        (Division 77)                    2004    --   1.000            --
       International Equities Fund
        (Division 11)                    2004 1.285   1.505       498,972
                                         2003 0.997   1.285       772,467
                                         2002 1.235   0.997       380,023
                                         2001 1.593   1.235       270,045
                                         2000 1.937   1.593       200,791
                                         1999 1.509   1.937       274,636
                                         1998    --   1.509            --
       International Government Bond
        Fund (Division 13)               2004 2.145   2.359       932,794
                                         2003 1.807   2.145     1,635,564
                                         2002 1.549   1.807     1,001,692
                                         2001 1.588   1.549       298,185
                                         2000 1.662   1.588       292,521
                                         1999 1.778   1.662       308,660
                                         1998    --   1.778         1,531
       International Growth I Fund
        (Division 20)                    2004 1.512   1.738     4,937,321
                                         2003 1.213   1.512    19,551,044
                                         2002 1.493   1.213    19,282,231
                                         2001 2.031   1.493    19,480,219
                                         2000    --   2.031            --
       Large Cap Growth Fund
        (Division 30)                    2004 1.143   1.197    16,467,768
                                         2003 0.912   1.143    38,678,713
                                         2002 1.277   0.912    38,256,877
                                         2001 1.672   1.277    34,466,412
                                         2000    --   1.672            --
       Mid Cap Index Fund (Division 4)   2004 7.930   9.147     4,150,743
                                         2003 5.904   7.930     6,153,555
                                         2002 6.980   5.904     4,544,820
                                         2001 7.088   6.980     2,759,353
                                         2000 6.117   7.088     2,054,748
                                         1999 5.355   6.117     1,244,725
                                         1998    --   5.355            --
       Money Market I Fund (Division 6)  2004 2.087   2.091    12,486,400
                                         2003 2.087   2.087    14,189,330
                                         2002 2.074   2.087    15,407,573
                                         2001 2.012   2.074     9,332,128
                                         2000 1.909   2.012     8,885,219
                                         1999 1.834   1.909     7,687,167
                                         1998    --   1.834           475
       Nasdaq-100 Index Fund
        (Division 46)                    2004 0.439   0.480     6,617,868
                                         2003 0.296   0.439    12,218,780
                                         2002 0.482   0.296     3,956,142
                                         2001 0.718   0.482     1,467,307
                                         2000    --   0.718            --
       Science & Technology Fund
        (Division 17)                    2004 2.239   2.243    13,920,657
                                         2003 1.487   2.239    16,906,927
                                         2002 2.502   1.487    12,884,236
                                         2001 4.280   2.502     4,873,682
                                         2000 6.537   4.280     4,060,355
                                         1999 3.272   6.537     3,286,480
                                         1998    --   3.272         6,377
       Small Cap Fund (Division 18)      2004 2.252   2.665     6,244,257
                                         2003 1.661   2.252    22,524,144
                                         2002 2.181   1.661    22,831,723
                                         2001 2.310   2.181    23,842,489
                                         2000    --   2.310            --

                                                               Number of
                                               Unit    Unit      Units
                                              Value   Value   Outstanding
     Fund Name                           Year at 1/1 at 12/31   at 12/31
     ---------                           ---- ------ -------- ------------
       Small Cap Index Fund
        (Division 14)                    2004 2.899   3.397     3,011,505
                                         2003 1.991   2.899     4,726,480
                                         2002 2.530   1.991     2,879,348
                                         2001 2.495   2.530     1,796,231
                                         2000 2.598   2.495     1,437,650
                                         1999 2.155   2.598       949,989
                                         1998    --   2.155            --
       Social Awareness Fund
        (Division 12)                    2004 3.505   3.853     1,007,928
                                         2003 2.745   3.505     1,734,049
                                         2002 3.607   2.745     1,868,794
                                         2001 4.095   3.607       621,775
                                         2000 4.596   4.095       653,150
                                         1999 3.897   4.596       631,193
                                         1998    --   3.897         1,451
       Stock Index Fund (Division 10)    2004 4.622   5.077    24,150,777
                                         2003 3.627   4.622    33,142,910
                                         2002 4.704   3.627    28,356,507
                                         2001 5.390   4.704    15,668,786
                                         2000 5.982   5.390    13,545,949
                                         1999 4.991   5.982    11,637,991
                                         1998    --   4.991        30,811
       Value Fund (Division 74)          2004 1.001   1.157       186,509
                                         2003 0.799   1.001       265,766
                                         2002 1.000   0.799        96,020
                                         2001    --   1.000            --
     VALIC Company II
       Aggressive Growth Lifestyle Fund
        (Division 48)                    2004 1.316   1.488     1,766,337
                                         2003 1.021   1.316     2,187,204
                                         2002 1.257   1.021     2,079,689
                                         2001 1.441   1.257     2,685,367
                                         2000 1.546   1.441     2,127,577
                                         1999 1.194   1.546     1,674,512
                                         1998    --   1.194            --
       Capital Appreciation Fund
        (Division 39)                    2004 0.876   0.954     4,224,415
                                         2003 0.698   0.876    14,435,443
                                         2002 1.012   0.698    14,138,366
                                         2001 1.293   1.012    14,375,415
                                         2000 1.676   1.293    12,563,787
                                         1999 1.242   1.676     9,513,851
                                         1998    --   1.242            --
       Conservative Growth Lifestyle
        Fund (Division 50)               2004 1.460   1.588     1,305,402
                                         2003 1.251   1.460     1,666,625
                                         2002 1.322   1.251     1,676,792
                                         2001 1.350   1.322     1,938,484
                                         2000 1.314   1.350     1,531,710
                                         1999 1.164   1.314     1,160,286
                                         1998    --   1.164            --
       Core Bond Fund (Division 58)      2004 1.313   1.371     6,464,717
                                         2003 1.267   1.313     5,850,077
                                         2002 1.168   1.267     3,812,558
                                         2001 1.097   1.168       503,652
                                         2000    --   1.097       299,331
       High Yield Bond Fund
        (Division 60)                    2004 1.356   1.566       786,706
                                         2003 1.047   1.356     1,412,082
                                         2002 1.070   1.047       369,951
                                         2001 1.013   1.070       264,978
                                         2000 1.082   1.013            --
                                         1999 1.055   1.082           410
                                         1998    --   1.055            --

--------------------------------------------------------------------------------

                                                                Number of
                                                Unit    Unit      Units
                                               Value   Value   Outstanding
     Fund Name                            Year at 1/1 at 12/31   at 12/31
     ---------                            ---- ------ -------- ------------
       International Small Cap Equity II
        Fund (Division 33)                2004 1.165   1.385      569,362
                                          2003 0.913   1.165    1,888,270
                                          2002 1.109   0.913    1,609,835
                                          2001 1.373   1.109    1,448,602
                                          2000 1.644   1.373    1,016,595
                                          1999 1.053   1.644      329,526
                                          1998    --   1.053           --
       Large Cap Value Fund
        (Division 40)                     2004 1.502   1.700      818,848
                                          2003 1.183   1.502    2,114,500
                                          2002 1.348   1.183    1,155,644
                                          2001 1.378   1.348      616,161
                                          2000 1.310   1.378      343,968
                                          1999 1.248   1.310      287,197
                                          1998    --   1.248           --
       Mid Cap Growth Fund
        (Division 37)                     2004 0.951   1.067    1,297,312
                                          2003 0.689   0.951    2,729,051
                                          2002 0.991   0.689    1,534,706
                                          2001 1.430   0.991    1,274,846
                                          2000 1.431   1.430      692,475
                                          1999 1.350   1.431      393,589
                                          1998    --   1.350           --
       Mid Cap Value Fund (Division 38)   2004 2.355   2.728    5,941,957
                                          2003 1.648   2.355    2,729,051
                                          2002 1.923   1.648    1,534,706
                                          2001 1.965   1.923    1,274,846
                                          2000 1.530   1.965    2,698,780
                                          1999 1.256   1.530    1,116,041
                                          1998    --   1.256           --
       Moderate Growth Lifestyle Fund
        (Division 49)                     2004 1.436   1.591    4,148,673
                                          2003 1.168   1.436    6,133,401
                                          2002 1.308   1.168    6,168,318
                                          2001 1.392   1.308    7,634,116
                                          2000 1.405   1.392    6,590,639
                                          1999 1.187   1.405    3,491,046
                                          1998    --   1.187           --
       Money Market II Fund
        (Division 44)                     2004 1.170   1.176    1,132,568
                                          2003 1.167   1.170    3,423,139
                                          2002 1.157   1.167    3,047,552
                                          2001 1.119   1.157    1,247,488
                                          2000    --   1.119        1,274
       Small Cap Growth Fund
        (Division 35)                     2004 1.328   1.467    2,502,710
                                          2003 0.914   1.328    8,273,066
                                          2002 1.365   0.914    7,366,646
                                          2001 1.797   1.365    7,240,731
                                          2000 2.285   1.797    6,399,633
                                          1999 1.351   2.285    2,975,505
                                          1998    --   1.351           --
       Small Cap Value Fund
        (Division 36)                     2004 1.708   2.031    4,604,101
                                          2003 1.231   1.708    4,450,137
                                          2002 1.411   1.231    3,382,127
                                          2001 1.322   1.411      935,911
                                          2000 1.086   1.322      152,120
                                          1999 1.167   1.086       80,739
                                          1998    --   1.167           --
       Socially Responsible Fund
        (Division 41)                     2004 1.169   1.281    1,558,254
                                          2003 0.915   1.169    3,159,919
                                          2002 1.198   0.915    2,954,574
                                          2001 1.362   1.198    2,984,678
                                          2000 1.505   1.362    2,795,968
                                          1999 1.279   1.505    2,715,174
                                          1998    --   1.279           --

                                                                Number of
                                                Unit    Unit      Units
                                               Value   Value   Outstanding
     Fund Name                            Year at 1/1 at 12/31   at 12/31
     ---------                            ---- ------ -------- ------------
       Strategic Bond Fund (Division 59)  2004 1.543   1.700     1,456,929
                                          2003 1.296   1.543     2,017,062
                                          2002 1.220   1.296     1,159,362
                                          2001 1.107   1.220       604,606
                                          2000 1.088   1.107       148,345
                                          1999 1.051   1.088        33,066
                                          1998    --   1.051            --
       AIM Large Cap Growth Fund
        (Division 62)                     2004 0.280   0.304     4,187,271
                                          2003 0.214   0.280     4,069,554
                                          2002 0.367   0.214     1,716,641
                                          2001 0.724   0.367       755,281
                                          2000    --   0.724         2,353
       American Century Ultra Fund
        (Division 31)                     2004 1.632   1.796    19,588,219
                                          2003 1.305   1.632    20,991,006
                                          2002 1.708   1.305    16,126,032
                                          2001 2.013   1.708     2,480,333
                                          2000 2.528   2.013     1,894,747
                                          1999 1.798   2.528     1,613,349
                                          1998    --   1.798        23,002
       Ariel Appreciation Fund
        (Division 69)                     2004 1.426   1.603     9,283,122
                                          2003 1.095   1.426    14,414,655
                                          2002 1.229   1.095     9,651,112
                                          2001 1.064   1.229     2,666,627
                                          2000    --   1.064           119
       Ariel Fund (Division 68)           2004 1.514   1.836    11,663,898
                                          2003 1.190   1.514    12,565,403
                                          2002 1.262   1.190     7,635,540
                                          2001 1.112   1.262     1,565,994
                                          2000    --   1.112            --
       Credit Suisse Small Cap Growth
        Fund (Division 63)                2004 0.779   0.860     1,389,343
                                          2003 0.535   0.779     1,930,836
                                          2002 0.778   0.535       704,536
                                          2001 0.900   0.778       259,913
                                          2000    --   0.900            --
       Dreyfus BASIC U.S. Mortgage
        Securities Fund (Division 71)     2004 1.233   1.260     1,467,327
                                          2003 1.198   1.233     3,018,754
                                          2002 1.107   1.198     2,855,918
                                          2001 1.034   1.107       763,781
                                          2000    --   1.034            --
       Evergreen Equity Income Fund
        (Division 57)                     2004 1.124   1.230       333,738
                                          2003 0.880   1.124       616,793
                                          2002 1.092   0.880       330,612
                                          2001 1.128   1.092       126,242
                                          2000    --   1.128            --
       Evergreen Fundamental Large Cap
        Fund (Division 56)                2004 0.952   1.030       183,796
                                          2003 0.742   0.952       465,993
                                          2002 0.900   0.742       246,004
                                          2001 1.063   0.900        59,860
                                          2000    --   1.063           170
       Evergreen Special Equity Fund
        (Division 65)                     2004 0.891   0.936     2,536,668
                                          2003 0.589   0.891     3,474,447
                                          2002 0.818   0.589       741,742
                                          2001 0.907   0.818       111,771
                                          2000    --   0.907            --
       Evergreen Special Values Fund
        (Division 55)                     2004 1.558   1.859     3,036,296
                                          2003 1.180   1.558     4,779,191
                                          2002 1.379   1.180     3,686,184
                                          2001 1.181   1.379     1,191,063
                                          2000    --   1.181         1,348

--------------------------------------------------------------------------------

                                                              Number of
                                              Unit    Unit      Units
                                             Value   Value   Outstanding
       Fund Name                        Year at 1/1 at 12/31   at 12/31
       ---------                        ---- ------ -------- ------------
         Janus Adviser Worldwide Fund
          (Division 47)                 2004 0.643   0.670     1,468,997
                                        2003 0.527   0.643     2,461,582
                                        2002 0.716   0.527     1,688,080
                                        2001 0.913   0.716     1,052,147
                                        2000    --   0.913            --
         Janus Fund (Division 61)       2004 0.589   0.613     1,801,589
                                        2003 0.450   0.589     4,553,386
                                        2002 0.625   0.450     3,354,422
                                        2001 0.851   0.625     2,067,712
                                        2000    --   0.851            --
         Lou Holland Growth Fund
          (Division 70)                 2004 0.867   0.958     1,878,587
                                        2003 0.683   0.867     1,996,662
                                        2002 0.875   0.683       718,560
                                        2001 0.928   0.875        72,356
                                        2000    --   0.928            --
         MSIF Trust Mid Cap Growth
          (Division 64)                 2004 0.585   0.707     2,385,809
                                        2003 0.414   0.585     2,547,372
                                        2002 0.603   0.414       996,790
                                        2001 0.864   0.603       395,337
                                        2000    --   0.864            --
         Putnam Global Equity Fund
          (Division 28)                 2004 1.252   1.414    14,122,318
                                        2003 0.977   1.252    20,455,648
                                        2002 1.269   0.977    18,566,339
                                        2001 1.819   1.269    13,853,316
                                        2000 2.604   1.819    12,132,622
                                        1999 1.591   2.604     7,494,551
                                        1998    --   1.591         5,760
         Putnam New Opportunities Fund
          (Division 26)                 2004 1.141   1.249    22,649,638
                                        2003 0.865   1.141    50,054,399
                                        2002 1.255   0.865    45,568,527
                                        2001 1.806   1.255    40,471,940
                                        2000 2.460   1.806    33,355,949
                                        1999 1.459   2.460    21,386,431
                                        1998    --   1.459        10,797
         Putnam OTC & Emerging Growth
          Fund (Division 27)            2004 0.592   0.635     8,648,878
                                        2003 0.441   0.592     9,774,036
                                        2002 0.660   0.441     9,224,902
                                        2001 1.232   0.660     4,589,464
                                        2000 2.543   1.232     3,343,890
                                        1999 1.128   2.543     1,605,024
                                        1998    --   1.128         3,073
         Sit Mid Cap Growth Fund
          (Division 67)                 2004 0.505   0.588       656,956
                                        2003 0.367   0.505       975,016
                                        2002 0.565   0.367       279,151
                                        2001 0.853   0.565        87,306
                                        2000    --   0.853            --
         Sit Small Cap Growth Fund
          (Division 66)                 2004 0.606   0.643     1,762,448
                                        2003 0.453   0.606     4,128,077
                                        2002 0.618   0.453     2,104,569
                                        2001 0.865   0.618       674,432
                                        2000    --   0.865            --
         Templeton Foreign Fund
          (Division 32)                 2004 1.605   1.885     7,738,734
                                        2003 1.237   1.605     6,713,124
                                        2002 1.362   1.237     4,076,413
                                        2001 1.488   1.362       765,413
                                        2000 1.561   1.488       434,454
                                        1999 1.124   1.561       503,020
                                        1998    --   1.124         2,604

                                                                Number of
                                                Unit    Unit      Units
                                               Value   Value   Outstanding
     Fund Name                            Year at 1/1 at 12/31   at 12/31
     ---------                            ---- ------ -------- ------------
       Templeton Global Asset Allocation
        Fund (Division 19)                2004 2.387   2.744     3,333,708
                                          2003 1.819   2.387    17,610,605
                                          2002 1.915   1.819    17,376,767
                                          2001 2.139   1.915    18,040,365
                                          2000 2.151   2.139    18,398,345
                                          1999 1.765   2.151    18,489,196
                                          1998    --   1.765            --
       Vanguard LifeStrategy
        Conservative Growth Fund
        (Division 54)                     2004 1.274   1.365     3,688,296
                                          2003 1.102   1.274     9,476,600
                                          2002 1.175   1.102     7,155,948
                                          2001 1.185   1.175     5,622,110
                                          2000 1.160   1.185     4,608,676
                                          1999 1.085   1.160     3,665,491
                                          1998    --   1.085            --
       Vanguard LifeStrategy Growth
        Fund (Division 52)                2004 1.226   1.368     7,687,043
                                          2003 0.962   1.226    37,609,185
                                          2002 1.152   0.962    32,138,316
                                          2001 1.275   1.152    26,747,154
                                          2000 1.360   1.275    20,760,221
                                          1999 1.169   1.360    15,310,158
                                          1998    --   1.169            --
       Vanguard LifeStrategy Moderate
        Growth Fund (Division 53)         2004 1.257   1.378    11,852,735
                                          2003 1.036   1.257    48,775,655
                                          2002 1.165   1.036    42,797,007
                                          2001 1.229   1.165    35,577,427
                                          2000 1.251   1.229    28,958,521
                                          1999 1.127   1.251    22,135,061
                                          1998    --   1.127            --
       Vanguard Long-Term Investment-
        Grade Fund (Division 22)          2004 1.823   1.974     3,319,915
                                          2003 1.726   1.823     6,914,295
                                          2002 1.534   1.726     6,535,896
                                          2001 1.408   1.534     5,499,147
                                          2000 1.268   1.408     3,872,413
                                          1999 1.361   1.268     3,874,406
                                          1998    --   1.361            --
       Vanguard Long-Term Treasury
        Fund (Division 23)                2004 1.834   1.953     4,506,673
                                          2003 1.797   1.834     7,156,569
                                          2002 1.550   1.797     7,071,533
                                          2001 1.494   1.550     2,633,211
                                          2000 1.256   1.494     1,825,127
                                          1999 1.384   1.256     1,466,945
                                          1998    --   1.384            --
       Vanguard Wellington Fund
        (Division 25)                     2004 2.052   2.262    19,953,736
                                          2003 1.714   2.052    29,224,994
                                          2002 1.856   1.714    25,923,835
                                          2001 1.797   1.856    16,402,597
                                          2000 1.642   1.797    13,742,690
                                          1999 1.586   1.642    13,813,418
                                          1998    --   1.586         9,214
       Vanguard Windsor II Fund
        (Division 24)                     2004 1.951   2.289    28,778,096
                                          2003 1.513   1.951    40,951,351
                                          2002 1.835   1.513    34,780,852
                                          2001 1.916   1.835    23,136,739
                                          2000 1.654   1.916    18,619,663
                                          1999 1.770   1.654    18,903,967
                                          1998    --   1.770            --

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

--------------------------------------------------------------------------------


Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-428-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased.
Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation ("AGC"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management.

--------------------------------------------------------------------------------


About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-eight Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under The Investment Company Act of 1940 (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and AGC have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. AIG VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of AIG VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

The Contracts offer a choice from among 68 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

--------------------------------------------------------------------------------


Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options               Investment Objective
      ---------------------               --------------------
      Fixed Account Plus         Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 long-term. It is credited with interest
                                 at rates set by VALIC. The account is
                                 guaranteed to earn at least a minimum
                                 rate of interest as shown in your
                                 Contract. Your money may be credited
                                 with a different rate of interest
                                 depending on the time period in which
                                 it is accumulated. Purchase Payments
                                 allocated to a fixed account option
                                 will receive a current rate of
                                 interest. There are limitations on
                                 transfers out of this option. If you
                                 transfer assets from Fixed Account Plus
                                 to another investment option, any
                                 assets transferred back into Fixed
                                 Account Plus within 90 days will
                                 receive a different rate of interest,
                                 than that paid for new Purchase
                                 Payments.

      Short-Term Fixed Account   Invests in the general account assets
                                 of the Company. This account provides
                                 fixed-return investment growth for the
                                 short-term. It is credited with
                                 interest at rates set by VALIC, which
                                 may be lower than the rates credited to
                                 Fixed Account Plus, above. The account
                                 is guaranteed to earn at least a
                                 minimum rate of interest as shown in
                                 your Contract. Your money may be
                                 credited with a different rate of
                                 interest depending on the time period
                                 in which it is accumulated.

      Multi-Year Enhanced Option Invests in the general account assets
       ("Multi-Year Option")     of the Company. This account is a
                                 long-term investment option, providing
                                 a guaranteed interest rate for a
                                 guaranteed period (three, five, seven,
                                 or ten years) ("MVA Term"). Please see
                                 your Contract for minimum investment
                                 amounts and other requirements and
                                 restrictions. This option may not be
                                 available in all employee plans or
                                 states. All MVA Terms may not be
                                 available. Please see your financial
                                 advisor for information on the MVA
                                 Terms that are currently offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. AIG VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans include VALIC Company I and II, Janus Adviser Worldwide Fund and Templeton Global Asset Allocation Fund.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from AIG VALIC at 1-800-428-2542 (press 1, then 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

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Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.
AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
AIG SunAmerica                   Each High Watermark Fund seeks to generate capital appreciation to
2010 High Watermark Fund         the extent consistent with preservation of capital investment gains in order to have a price per share on its Protected Maturity Date at
AIG SunAmerica                   least equal to the Protected High Watermark Value. Each High
2015 High Watermark Fund         Watermark Fund seeks high total return as a secondary objective.

AIG SunAmerica                   If you hold your Variable Investment Option Units until the
2020 High Watermark Fund         Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                                 Watermark Fund reaching this value, and any extraordinary
                                 expenses, and increased by appreciation in share value
                                 subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                                 The Protected Maturity Date for each High Watermark Fund is:
                                 2010 High Watermark Fund            August 31, 2010
                                 2015 High Watermark Fund            August 31, 2015
                                 2020 High Watermark Fund            August 31, 2020

                                 If you may need access to your money at any point prior to the
                                 Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
                                 Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the
                                 initial investment.

                                 An investment in the High Watermark Funds may not be
                                 appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
                                 Advisors, Inc.

AIM Large Cap Growth Fund        Seeks long-term growth of capital by investing primarily in marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
                                 capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
                                 1000(R) Index at the time of purchase.

American Century Ultra Fund      Seeks long-term capital growth through investments primarily in common stocks that are considered to have greater-than-average chance to increase in value over time.

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations between $2.5 billion and $20 billion at the time of initial purchase.

                         Investment Objective                             Adviser and Sub-Adviser
                         --------------------                             -----------------------
Each High Watermark Fund seeks to generate capital appreciation to     Adviser: Trajectory Asset
the extent consistent with preservation of capital investment gains in Management LLC order to have a price per share on its Protected Maturity Date at
least equal to the Protected High Watermark Value. Each High           (AIG SunAmerica Asset
Watermark Fund seeks high total return as a secondary objective.       Management Corp. is the daily
                                                                       business manager.)
If you hold your Variable Investment Option Units until the
Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
Watermark Fund reaching this value, and any extraordinary
expenses, and increased by appreciation in share value
subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

The Protected Maturity Date for each High Watermark Fund is:
2010 High Watermark Fund            August 31, 2010
2015 High Watermark Fund            August 31, 2015
2020 High Watermark Fund            August 31, 2020

If you may need access to your money at any point prior to the Protected Maturity Date, you should consider the appropriateness of investing in the High Watermark Funds. Investors who redeem before the Protected Maturity Date will receive the current
Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

An investment in the High Watermark Funds may not be appropriate for persons enrolled in Guided Portfolio Services/SM/, an investment advisory product offered by VALIC Financial
Advisors, Inc.

Seeks long-term growth of capital by investing primarily in            Adviser: AIM Advisors, Inc.
marketable equity securities, including convertible securities and other securities, such as synthetic instruments, of large-
capitalization companies with a market capitalization no smaller than the smallest capitalized company included in the Russell
1000(R) Index at the time of purchase.

Seeks long-term capital growth through investments primarily in        Adviser: American Century
common stocks that are considered to have greater-than-average         Investment Management, Inc.
chance to increase in value over time.

Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel Capital
stocks of medium-sized companies with market capitalizations           Management, LLC
between $2.5 billion and $20 billion at the time of initial purchase.

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
    Variable Account Options                             Investment Objective
    ------------------------                             --------------------
Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $500 million and $2.5 billion at the time of initial purchase.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Dreyfus BASIC U.S. Mortgage       Seeks as high a level of current income as is consistent with the
Securities Fund                   preservation of capital. To pursue this goal, the fund normally invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Evergreen Equity Income           Seeks current income and capital growth by investing primarily
Fund -- a series of Evergreen     in equity securities across all market capitalizations that produce
Equity Trust                      income.

Evergreen Fundamental Large       Seeks capital growth with the potential for current income by
Cap Fund -- a series of           investing primarily in common stocks of large and mid-sized
Evergreen Equity Trust            companies whose market capitalizations fall within the
                                  Russell 1000(R) Index.

Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Evergreen Special Values          Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).

Janus Adviser Worldwide           Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus         the preservation of capital by investing in common stocks of
Adviser Series                    companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Janus Fund                        Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund invests primarily in common stocks selected for their growth potential and generally invests in larger, more established companies.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------
Seeks long-term capital appreciation by investing primarily in      Adviser: Ariel Capital
the stocks of small companies with a market capitalization          Management, LLC
generally between $500 million and $2.5 billion at the time of initial purchase.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks as high a level of current income as is consistent with the   Adviser: The Dreyfus
preservation of capital. To pursue this goal, the fund normally     Corporation
invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Seeks current income and capital growth by investing primarily      Adviser: Evergreen
in equity securities across all market capitalizations that produce Investment Management
income.                                                             Company, LLC

Seeks capital growth with the potential for current income by       Adviser: Evergreen
investing primarily in common stocks of large and mid-sized         Investment Management
companies whose market capitalizations fall within the              Company, LLC
Russell 1000(R) Index.

Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital by investing in common stocks of        Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
the preservation of capital. The fund invests primarily in common   Management, LLC
stocks selected for their growth potential and generally invests in larger, more established companies.

The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will      Management, L.P.
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks long-term capital growth and appreciation by investing        Adviser: Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investment Management Inc.
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

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
   Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                            --------------------                           -----------------------
Putnam Global Equity Fund       Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
                                of companies worldwide. The Adviser invests mainly in mid-sized     Management, LLC
                                and large companies with favorable investment potential.
                                Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Putnam New Opportunities Fund   Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                common stocks of U.S. companies, with a focus on growth             Management, LLC
                                stocks in sectors of the economy that the Adviser believes have high growth potential.

Putnam OTC & Emerging           Seeks capital appreciation by investing mainly in common stocks     Adviser: Putnam Investment
Growth Fund                     of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
                                and "emerging growth" companies listed on securities
                                exchanges, with a focus on growth stocks. Emerging growth
                                companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund         Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2           Associates, Inc.
                                billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                believes exhibit the potential for superior growth.

Sit Small Cap Growth Fund       Seeks to maximize long-term capital appreciation by investing in    Adviser: Sit Investment
                                the common stocks of companies with capitalizations of $2.5         Associates, Inc.
                                billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Templeton Foreign Fund -- a     Seeks long-term capital growth by investing mainly in the equity    Adviser: Templeton Global
series of Templeton Funds, Inc. securities of companies located outside the U.S., including         Advisors Limited
                                emerging markets.

Templeton Global Asset          Seeks high total return by normally investing in equity securities  Adviser: Templeton
Allocation Fund -- a series of  of companies of any country, debt securities of companies and       Investment Counsel, LLC
Franklin Templeton Variable     governments of any country, and in money market instruments.        Sub-Adviser: Franklin
Insurance Products Trust        While the fund's debt securities investments focus on those that    Advisers, Inc.
                                are investment grade, the fund also may invest in high-yield, lower-rated bonds.

Vanguard LifeStrategy           Seeks to provide current income and low to moderate capital         The fund does not employ an
Conservative Growth Fund        appreciation. This is a fund of funds, investing in other Vanguard  investment adviser. Instead, mutual funds according to a fixed formula that typically results in the fund's Board of Trustees
                                an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
                                term fixed income investments, and 40% to common stocks. The        fund's assets among the
                                fund's indirect bond holdings are a diversified mix of short-,      underlying funds.
                                intermediate- and long-term U.S. government, agency, and
                                investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist
                                substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Vanguard LifeStrategy    Seeks to provide capital appreciation and some current income.       The fund does not employ an
Growth Fund              This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
                         according to a fixed formula that typically results in an allocation the fund's Board of Trustees
                         of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
                         The fund's indirect stock holdings consist substantially of large-   fund's assets among the
                         cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
                         stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                         government, agency, and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy    Seeks to provide capital appreciation and a low to moderate level    The fund does not employ an
Moderate Growth Fund     of current income. This is a fund of funds, investing in other       investment adviser. Instead,
                         Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
                         results in an allocation of about 60% of assets to common            decides how to allocate the
                         stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
                         consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
                         extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                         investment-grade corporate bonds, as well as
                         mortgage-backed securities.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: Wellington
Investment-Grade Fund    by investing in a variety of high quality and, to a lesser extent,   Management Company, LLP
                         medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term       Seeks to provide a high and sustainable level of current income      Adviser: The Vanguard Group
Treasury Fund            by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity between
                         15 and 30 years.

Vanguard Wellington Fund Seeks to provide long-term capital appreciation and reasonable       Adviser: Wellington
                         current income by investing in dividend-paying, and, to a lesser     Management Company, LLP
                         extent, non-dividend-paying common stocks of established
                         large- and medium-sized companies. In choosing these
                         companies, the Adviser seeks those that appear to be
                         undervalued but which have prospects to improve. The fund also invests in investment grade corporate bonds, with some
                         exposure to U.S. Treasury, government agency and
                         mortgage-backed securities.

Vanguard Windsor II Fund Seeks to provide long-term capital appreciation and income. The      Advisers: Barrow, Hanley,
                         fund invests mainly in medium- and large-sized companies whose       Mewhinney & Strauss, Inc.;
                         stocks are considered by the fund's advisers to be undervalued.      Equinox Capital Management,
                                                                                              LLC; Hotchkis and Wiley
                                                                                              Capital Management, LLC;
                                                                                              Tukman Capital Management,
                                                                                              Inc.; and The Vanguard Group

VALIC Company I

Asset Allocation Fund    Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
                         through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                         mix among stocks, long-term debt securities and short-term           Investment Corp.
                         money market securities.

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
  Variable Account Options                           Investment Objective                          Adviser and Sub-Adviser
  ------------------------                           --------------------                          -----------------------
Blue Chip Growth Fund         Seeks long-term capital growth by investing in the common          Adviser: VALIC
                              stocks of large and medium-sized blue chip growth companies.       Sub-Adviser: T. Rowe Price
                              Income is a secondary objective.                                   Associates, Inc.

Capital Conservation Fund     Seeks the highest possible total return consistent with the        Adviser: VALIC
                              preservation of capital through current income and capital gains   Sub-Adviser: AIG Global
                              on investments in intermediate- and long-term debt instruments     Investment Corp.
                              and other income-producing securities.

Core Equity Fund              Seeks to provide long-term growth of capital through investment    Adviser: VALIC
                              primarily in the equity securities of large-cap quality companies  Sub-Advisers: WM Advisors,
                              with long-term growth potential.                                   Inc. and Wellington
                                                                                                 Management Company, LLP

Government Securities Fund    Seeks high current income and protection of capital through        Adviser: VALIC
                              investments in intermediate- and long-term U.S. government and     Sub-Adviser: AIG Global
                              government-sponsored debt securities.                              Investment Corp.

Growth & Income Fund          Seeks to provide long-term growth of capital and secondarily,      Adviser: VALIC
                              current income, through investment in common stocks and            Sub-Adviser: AIG SunAmerica
                              equity-related securities.                                         Asset Management Corp.

Health Sciences Fund          Seeks long-term capital growth through investments primarily in    Adviser: VALIC
                              the common stocks of companies engaged in the research,            Sub-Adviser: T. Rowe Price
                              development, production, or distribution of products or services   Associates, Inc.
                              related to health care, medicine, or the life sciences.

Income & Growth Fund          Seeks capital growth by investing in common stocks, though the     Adviser: VALIC
                              fund may invest in securities other than stocks. Current income    Sub-Adviser: American
                              is a secondary consideration.                                      Century Investment
                                                                                                 Management, Inc.

Inflation Protected Fund      Seeks maximum real return, consistent with appreciation of         Adviser: VALIC
                              capital and prudent investment engagement. The fund invests in     Sub-Adviser: AIG Global
                              inflation-indexed bonds of varying maturities issued by U.S. and   Investment Corp.
                              non-U.S. governments and corporations.

International Equities Fund   Seeks to provide long-term growth of capital through               Adviser: VALIC
                              investments primarily in a diversified portfolio of equity and     Sub-Adviser: AIG Global
                              equity-related securities of foreign issuers that, as a group, the Investment Corp.
                              Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                              International, Europe, Australasia and the Far East Index.

International Government Bond Seeks high current income through investments primarily in         Adviser: VALIC
Fund                          investment grade debt securities issued or guaranteed by foreign   Sub-Adviser: AIG Global
                              governments. This fund is classified as "non-diversified" because  Investment Corp.
                              it expects to concentrate in certain foreign government
                              securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund   Seeks capital growth through investments primarily in equity       Adviser: VALIC
                              securities of issuers in developed foreign countries. The Sub-     Sub-Adviser: American
                              Adviser uses a growth strategy it developed to invest in stocks it Century Global Investment
                              believes will increase in value over time.                         Management, Inc.

Large Cap Growth Fund         Seeks to provide long-term growth of capital by normally           Adviser: VALIC
                              investing in common stocks of well-established, high-quality       Sub-Adviser: AIG SunAmerica
                              growth companies.                                                  Asset Management Corp.

18

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
Variable Account Options                         Investment Objective                           Adviser and Sub-Adviser
------------------------                         --------------------                           -----------------------
Mid Cap Index Fund        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
                          in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                          expected to provide investment results closely corresponding to    Investment Corp.
                          the performance of the S&P MidCap 400(R) Index.

Money Market I Fund       Seeks liquidity, protection of capital and current income through  Adviser: VALIC
                          investments in short-term money market instruments.                Sub-Adviser: AIG SunAmerica
                                                                                             Asset Management Corp.

Nasdaq-100(R) Index Fund  Seeks long-term capital growth through investments in the          Adviser: VALIC
                          stocks that are included in the Nasdaq-100 Index(R). The fund is a Sub-Adviser: AIG Global
                          non-diversified fund, meaning that it can invest more than 5% of   Investment Corp.
                          its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

Science & Technology Fund Seeks long-term capital appreciation through investments           Adviser: VALIC
                          primarily in the common stocks of companies that are expected      Sub-Adviser: T. Rowe Price
                          to benefit from the development, advancement, and use of           Associates, Inc.
                          science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

Small Cap Fund            Seeks to provide long-term capital growth by investing primarily   Adviser: VALIC
                          in the stocks of small companies, with market capitalizations of   Sub-Advisers: American
                          approximately $2.5 billion or less.                                Century Investment
                                                                                             Management, Inc., Franklin
                                                                                             Portfolio Associates, Inc. and
                                                                                             T. Rowe Price Associates, Inc.

Small Cap Index Fund      Seeks to provide growth of capital through investment primarily    Adviser: VALIC
                          in a diversified portfolio of common stocks that, as a group, the  Sub-Adviser: AIG Global
                          Sub-Adviser believes may provide investment results closely        Investment Corp.
                          corresponding to the performance of the Russell 2000(R) Index.

Social Awareness Fund     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
                          in common stocks of companies which meet the social criteria       Sub-Adviser: AIG Global
                          established for the fund. The fund does not invest in companies    Investment Corp.
                          that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                          the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

Stock Index Fund          Seeks long-term capital growth through investment in common        Adviser: VALIC
                          stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                          results closely corresponding to the performance of the S&P        Investment Corp.
                          500(R) Index.

Value Fund                Seeks capital growth and current income through investments        Adviser: VALIC
                          primarily in common stocks of large U.S. companies, focusing       Sub-Adviser:
                          on value stocks that the Sub-Adviser believes are currently        OppenheimerFunds, Inc.
                          undervalued by the market.

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
Variable Account Options                          Investment Objective                          Adviser and Sub-Adviser
------------------------                          --------------------                          -----------------------
VALIC Company II

Aggressive Growth         Seeks growth through investments in a combination of the             Adviser: VALIC
Lifestyle Fund            different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
                          II. This fund of funds is suitable for investors seeking the         Investment Corp.
                          potential for capital growth that a fund investing predominately in equity securities may offer.

Capital Appreciation Fund Seeks long-term capital appreciation by investing primarily in a     Adviser: VALIC
                          broadly diversified portfolio of stocks and other equity securities  Sub-Adviser: Credit Suisse
                          of U.S. companies.                                                   Asset Management, LLC

Conservative Growth       Seeks current income and low to moderate growth of capital           Adviser: VALIC
Lifestyle Fund            through investments in a combination of the different funds          Sub-Adviser: AIG Global
                          offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                          funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                          Aggressive Growth Lifestyle Fund or the Moderate Growth
                          Lifestyle Fund.

Core Bond Fund            Seeks the highest possible total return consistent with the          Adviser: VALIC
                          conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                          quality fixed income securities. These securities include            Investment Corp.
                          corporate debt securities, securities issued or guaranteed by the
                          U.S. government, mortgage-backed, or asset-backed securities.

High Yield Bond Fund      Seeks the highest possible total return and income consistent        Adviser: VALIC
                          with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                          portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                          securities include below-investment-grade junk bonds.

International Small Cap   Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Equity Fund               in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: AIG Global
                          Sub-Adviser will invest in at least three countries other than the   Investment Corp.
                          U.S., selecting countries and industries it believes have favorable investment potential.

Large Cap Value Fund      Seeks to provide total returns that exceed over time the Russell     Adviser: VALIC
                          1000(R) Value Index through investment in equity securities. The     Sub-Adviser: SSgA Funds
                          Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)    Management, Inc.
                          Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund       Seeks capital appreciation principally through investments in        Adviser: VALIC
                          medium-capitalization equity securities, such as common and          Sub-Adviser: AIM Capital
                          preferred stocks and securities convertible into common stocks.      Management, Inc.
                          The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Index.

Mid Cap Value Fund        Seeks capital growth, through investment in equity securities of     Adviser: VALIC
                          medium capitalization companies using a value-oriented               Sub-Adviser: Wellington
                          investment approach. Mid-capitalization companies include            Management Company, LLP
                          companies with a market capitalization equaling or exceeding
                          $500 million, but not exceeding the largest market capitalization of the Russell Mid-Cap(R) Index range.

--------------------------------------------------------------------------------

   Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
   ------------------------                            --------------------                            -----------------------
Moderate Growth Lifestyle Fund Seeks growth and current income through investments in a              Adviser: VALIC
                               combination of the different funds offered in VALIC Company I and     Sub-Adviser: AIG Global
                               VALIC Company II. This fund of funds is suitable for investors who    Investment Corp.
                               invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle Fund.

Money Market II Fund           Seeks liquidity, protection of capital and current income through     Adviser: VALIC
                               investments in short-term money market instruments.                   Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

Small Cap Growth Fund          Seeks to provide long-term capital growth through investments         Adviser: VALIC
                               primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
                               caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
                               the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

Small Cap Value Fund           Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
                               reasonable risk to principal, by investing primarily in securities of Sub-Advisers: JPMorgan
                               small-capitalization companies in terms of revenue and/or market      Investment Advisors, Inc.
                               capitalization. Small-cap companies are companies whose total market capitalizations range from $100 million to $3 billion at the time of purchase.

Socially Responsible Fund      Seeks to obtain growth of capital through investment, primarily       Adviser: VALIC
                               in equity securities, of companies which meet the social criteria     Sub-Adviser: AIG Global
                               established for the fund. The fund does not invest in companies       Investment Corp.
                               that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

Strategic Bond Fund            Seeks the highest possible total return and income consistent         Adviser: VALIC
                               with conservation of capital through investment in a diversified      Sub-Adviser: AIG Global
                               portfolio of income producing securities. The fund invests in a       Investment Corp.
                               broad range of fixed-income securities, including investment-
                               grade bonds, U.S. government and agency obligations,
                               mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

The Evergreen Growth and Income Fund changed its name to the Evergreen Fundamental Large Cap Fund effective April 18, 2005. The International Growth II Fund of VALIC Company II changed its name to the International Small Cap Equity Fund effective October 12, 2004. Vanguard Long-Term Corporate Fund changed its name to the Vanguard Long-Term Investment-Grade Fund on August 19, 2004.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

--------------------------------------------------------------------------------


The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

--------------------------------------------------------------------------------


Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day at the close of regular trading of the NYSE, currently 4:00 p.m. Eastern time. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received at our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received at our Home Office after 4:00 p.m. Eastern time will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the Mutual Fund (which may be positive or negative) and the deduction of the separate account charges. See "Fees and Charges." Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.aigvalic.com. Your employer's plan may also limit your rights to transfer.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 15 transfers per calendar year between Account Options. These transfers may be submitted via the internet or by telephone. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. Transfers resulting from your participation in the Guided Portfolio Services/SM/ Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

The Contracts and Account Options are not designed to accommodate short-term trading or "market timing" organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and may restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider when reviewing transfer activities include:

  .   the dollar amount of the transfer;

  .   the total assets of the Variable Account Option involved in the transfer;

  .   the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners and Participants. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500.

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

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Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded verbal consent. AIG VALIC financial advisors or authorized AIG VALIC employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 p.m. Eastern time; otherwise,

  .   The next date values are calculated.


Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                       % of Account Value                    Frequency
-------------                                       ------------------                    ---------
Variable Payout:                                        Up to 100%                   Once every 365 days
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days
Fixed Payout:                                          Not permitted                         N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to five basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.aigvalic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

--------------------------------------------------------------------------------

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.35% to 0.85% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

--------------------------------------------------------------------------------


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Other Tax Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, proxy mailing and tabulation, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.375% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your

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Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

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  .   The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

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Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                    Allowed  = (equals) Your Account Value(1)
                   Surrender                  - (minus)
                     Value                 Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any surrender charge               our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

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  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

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For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a financial advisor at 1-800-448-2542 with any

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questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

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Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

           A. 100% of Purchase Payments
           -  (minus)
           B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
           +  (plus)
           C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law. Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an IRA, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of the Contracts may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

--------------------------------------------------------------------------------

In addition, the Contracts are also available through "nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

--------------------------------------------------------------------------------


Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

              TAXABLE        NONQUALIFIED CONTRACT       TAX-DEFERRED
              ACCOUNT        TAX-DEFERRED ANNUITY          ANNUITY
            ----------       ---------------------       ------------
10 Years     $16,325               $ 18,128                $ 24,171
20 Years      45,560                 57,266                  76,355
30 Years      97,917                141,761                 189,015


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 8% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 6% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments................        0    $ (600)
            Net retirement plan
              Purchase Payments................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

AIG, the Company's ultimate parent, delayed filing its Annual Report on Form 10-K for the year ended December 31, 2004 to allow AIG's Board of Directors and new management adequate time to complete an extensive review of AIG's books and records. The review includes issues arising from pending investigations into non-traditional insurance products and certain assumed reinsurance transactions by the Office of the Attorney General for the State of New York and the Securities and Exchange Commission and from AIG's decision to review the accounting treatment of certain additional items. Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.

Financial Statements
--------------------------------------------------------------------------------


Financial statements of VALIC Separate Account A are included in the SAI, which is available upon request. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-428-2542 (press 1, then 3).

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington DC. 20549-2102.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
           General Information..................................   3
           Federal Tax Matters..................................   3
              Economic Growth and Tax Relief Reconciliation Act
                of 2001.........................................   3
              Tax Consequences of Purchase Payments.............   4
              Tax Consequences of Distributions.................   6
              Special Tax Consequences -- Early Distribution....   7
              Special Tax Consequences -- Required
                Distributions...................................   8
              Tax Free Rollovers, Transfers and Exchanges.......   9
           Exchange Privilege...................................  10
              Exchanges From Independence Plus Contracts........  10
              Exchanges From V-Plan Contracts...................  11
              Exchanges From SA-1 and SA-2 Contracts............  12
              Exchanges From Impact Contracts...................  14
              Exchanges From Compounder Contracts...............  15
              Information Which May Be Applicable To
                Any Exchange....................................  15

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  16
             Illustration of Surrender Charge on Total
               Surrender........................................  16
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  16
          Purchase Unit Value...................................  17
             Illustration of Calculation of Purchase Unit Value.  17
             Illustration of Purchase of Purchase Units.........  17
          Calculation of MVA Option.............................  17
          Payout Payments.......................................  18
             Assumed Investment Rate............................  18
             Amount of Payout Payments..........................  18
             Payout Unit Value..................................  19
             Illustration of Calculation of Payout Unit Value...  19
             Illustration of Payout Payments....................  19
          Distribution of Variable Annuity Contracts............  20
          Experts...............................................  20
          Comments on Financial Statements......................  20

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A

                        UNITS OF INTEREST UNDER GROUP AND

                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                           PORTFOLIO DIRECTOR(R) PLUS

                              PORTFOLIO DIRECTOR 2

                               PORTFOLIO DIRECTOR

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                 FORM N-4 PART B

                                   May 1, 2005

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2005 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at 2929 Allen Parkway, Houston, Texas 77019; 1-800-428-2542 (option 1, then 3). Prospectuses are also available on the internet at www.aigvalic.com.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information.........................................................   3
Federal Tax Matters.........................................................   3
  Economic Growth and Tax Relief Reconciliation Act of 2001.................   3
  Tax Consequences of Purchase Payments.....................................   4
  Tax Consequences of Distributions.........................................   6
  Special Tax Consequences-- Early Distribution.............................   7
  Special Tax Consequences-- Required Distributions.........................   8
  Tax-Free Rollovers, Transfers and Exchanges...............................   9
Exchange Privilege..........................................................  10
  Exchanges From Independence Plus Contracts................................  10
  Exchanges From V-Plan Contracts...........................................  11
  Exchanges From SA-1 and SA-2 Contracts....................................  12
  Exchanges From Impact Contracts...........................................  14
  Exchanges From Compounder Contracts.......................................  15
  Information Which May Be Applicable To Any Exchange.......................  15
Calculation of Surrender Charge.............................................  16
  Illustration of Surrender Charge on Total Surrender.......................  16
  Illustration of Surrender Charge on a 10% Partial Surrender
   Followed by a Full Surrender.............................................  16
Purchase Unit Value.........................................................  17
  Illustration of Calculation of Purchase Unit Value........................  18
  Illustration of Purchase of Purchase Units................................  18
Calculation of MVA Option...................................................  18
Payout Payments.............................................................  19
  Assumed Investment Rate...................................................  19
  Amount of Payout Payments.................................................  19
  Payout Unit Value.........................................................  20
  Illustration of Calculation of Payout Unit Value..........................  20
  Illustration of Payout Payments...........................................  20
Distribution of Variable Annuity Contracts..................................  20
Experts.....................................................................  21
Comments on Financial Statements............................................  21

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

        Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

        Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract.

        The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

        This section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.

        It is the opinion of VALIC and its tax counsel that a qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

        In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these qualified Contracts under current law.

        It is also the opinion of VALIC and its tax counsel that for each other type of qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

        For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

Economic Growth and Tax Relief Reconciliation Act of 2001

        For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

Tax Consequences of Purchase Payments

        403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

        For 2005, your voluntary salary reduction contributions are generally limited to $14,000, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $42,000, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

        401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code sections 401(k) or 414(h).

        408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2005, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and generally fully deductible in 2005 only by individuals who:

        (i) are not active Participants in another retirement plan, and are not married;

        (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $150,000.

        (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $50,000 or less; or

        (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of $70,000 or less.

        Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $8,000 or 100% of the working spouse's earned income, and no more than $4,000 may be contributed to either spouse's IRA for any year. The $8,000 limit increases to $9,000 if each spouse is age 50 or older ($500 each).

        You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

        (i) the lesser of $4,000 ($4,500 if you are age 50 or older; $8,000 for you and your spouse's IRAs, or $9,000 if you are both age 50 or older) or 100% of compensation, over

        (ii) your applicable IRA deduction limit.

        You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

        408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2005, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $4,000 or 100% of compensation ($4,500 if you are age 50 or older), and a full contribution may be made only by individuals who:

        (i)     are unmarried and have adjusted gross income of $95,000 or less;
                or

        (ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

        The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

        All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

        457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

        This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2005, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $14,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $4,000 are also permitted for individuals age 50 or older.

        The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

        Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2005, the employer may contribute up to 25% of your compensation or $42,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

        Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

        SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2005, employee salary reduction contributions cannot exceed $10,000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

        Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

        Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

        An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

        403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

        (1)     attainment of age 591/2;

        (2)     separation from service;

        (3)     death;

        (4)     disability, or

        (5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

        Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than rollover contributions.

        Distributions are taxed as ordinary income to the recipient in accordance with Code section 72.

        401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

        408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

        408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

        457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

        Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

        Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

        When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences -- Early Distribution

        403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

        (1)     death;

        (2)     disability;

        (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

        (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of 5 years or until the Participant attains age 59 1/2, and

        (5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

        Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

        Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

        (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

        (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

        (3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

        408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.

        457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

        Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 591/2under a nonqualified Contract, unless the distribution is:

        (1)     to a Beneficiary on or after the Contract Owner's death;

        (2)     upon the Contract Owner's disability;

        (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

        (4)     made under an immediate annuity contract, or

        (5)     allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences -- Required Distributions

        403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

        Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

        (i)     must begin to be paid when the Participant attains age 75; and

        (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

        The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

        At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

        A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

        401(a) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

        408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

        (1)     there is no exception for pre-1987 amounts; and

        (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

        A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the Contract or account otherwise provides.

        408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

        A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

        457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

        Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

        At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

Tax-Free Rollovers, Transfers and Exchanges (Please see the EGTRRA information above)

        403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs, are permitted under certain circumstances.

        401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.

        408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

        408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

        (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

        (ii)    are not married filing separately.

        Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

        408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

        457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) qualified plans, or 408(b) IRAs are permitted under certain circumstances.

        Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

        In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

Exchanges From Independence Plus Contracts
(UIT-585 and UITG-585)

        Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

        Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

        Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 31 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

        Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From V-Plan Contracts
(IFA-582 and GFA-582)

        Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

        If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

        Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

        Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

        Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)

        Agents' and Managers' Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

        Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:
..       Remain in the SA-1 Contract and Independence Plus Contract.
..       Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or
..       Transfer all current assets and future Purchase Payments to Portfolio
        Director.

        If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

        Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

        Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

        Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

        Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 31 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

        Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Impact Contracts
(UIT-981)

        Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

        Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

        Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company. Under Portfolio Director, 68 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 31 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

        Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Compounder Contracts
(C-1-75 AND IFA-78)

        Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

        Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

        Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

        Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

Information Which May Be Applicable To Any Exchange

        Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

        To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

        Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

--------------------------------------------------------------------------------
                         CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

        The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               Illustration of Surrender Charge on Total Surrender

    Example 1.

                               Transaction History

    Date                                                     Transaction               Amount
    ---------------------------------------------   --------------------------------  --------
    10/1/94......................................   Purchase Payment                  $ 10,000
    10/1/95......................................   Purchase Payment                     5,000
    10/1/96......................................   Purchase Payment                    15,000
    10/1/97......................................   Purchase Payment                     2,000
    10/1/98......................................   Purchase Payment                     3,000
    10/1/99......................................   Purchase Payment                     4,000
    12/31/99.....................................   Total Purchase Payments (Assumes
                                                     Account Value is $50,000)          39,000

     Surrender Charge is lesser of (a) or (b):

a.  Surrender Charge calculated on 60 months of Purchase Payments
    1.  Surrender Charge against Purchase Payment of 10/1/94............ $     0
    2.  Surrender Charge against Purchase Payment of 10/1/95............ $   250
    3.  Surrender Charge against Purchase Payment of 10/1/96............ $   750
    4.  Surrender Charge against Purchase Payment of 10/1/97............ $   100
    5.  Surrender Charge against Purchase Payment of 10/1/98............ $   150
    6.  Surrender Charge against Purchase Payment of 10/1/99............ $   200
    Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6). $ 1,450

b.  Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
     Account Value at time of surrender          $   50,000
     Less 10% not subject to Surrender Charge       - 5,000
                                                 ----------
    Subject to Surrender Charge                      45,000
                                                  x     .05
                                                 ----------
    Surrender Charge based on Account Value      $    2,250............. $ 2,250

c.  Surrender Charge is the lesser of a or b............................ $ 1,450

     Illustration of Surrender Charge on a 10% Partial Surrender Followed by
                                a Full Surrender

     Example 2.

                Transaction History (Assumes No Interest Earned)

   Date                                              Transaction                     Amount
   ---------------------------------------------   ------------------------------   --------
   10/1/94......................................   Purchase Payment                 $ 10,000
   10/1/95......................................   Purchase Payment                    5,000
   10/1/96......................................   Purchase Payment                   15,000
   10/1/97......................................   Purchase Payment                    2,000
   10/1/98......................................   Purchase Payment                    3,000
   10/1/99......................................   Purchase Payment                    4,000
   12/31/99.....................................   10% Partial Surrender (Assumes      3,900
                                                    Account Value is $39,000)
   2/1/00.......................................   Full Surrender                     35,100

     a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 -- $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 x .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.

--------------------------------------------------------------------------------
                               PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

          Gross Investment Rate

     = (equals) The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.

     / (divided by) The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

          Net Investment Rate

     = (equals) Gross Investment Rate (calculated in Step 1) - (minus) Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

          Purchase Unit Value for that day.

     =    (equals)
          Purchase Unit Value for immediate preceding day.

     x    (multiplied by)
          Net Investment Rate (as calculated in Step 2) plus 1.00.

        The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               Illustration of Calculation of Purchase Unit Value

    Example 3.

   1. Purchase Unit value, beginning of period.................... $    1.800000
   2. Value of Fund share, beginning of period.................... $   21.200000
   3. Change in value of Fund share............................... $     .500000
   4. Gross investment return (3)/(2).............................       .023585
   5. Daily separate account fee*.................................       .000027
    *Fee of 1% per annum used for illustrative purposes.

   6. Net investment return (4)--(5)..............................       .023558
   7. Net investment factor 1.000000+(6)..........................      1.023558
   8. Purchase Unit value, end of period (1)x(7).................. $    1.842404

   Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)

    Example 4.

   1. First Periodic Purchase Payment...............................................................  $    100.00
   2. Purchase Unit value on effective date of purchase (see Example 3).............................  $  1.800000
   3. Number of Purchase Units purchased (1)/(2)....................................................       55.556
   4. Purchase Unit value for valuation date following purchase (see Example 3).....................  $  1.842404
   5. Value of Purchase Units in account for valuation date following purchase (3)x(4)..............  $    102.36

--------------------------------------------------------------------------------
                            CALCULATION of MVA Option
--------------------------------------------------------------------------------

        The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

        The market value adjustment is determined by the formula below, using the following factors:

..       A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

..       B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

..       N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

..       The index rates for A and B will be the U.S. Treasury Yield as quoted by
        Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

        The market value adjustment will equal:

        The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)](N/12)--1

        The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

        Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

--------------------------------------------------------------------------------
                                 PAYOUT PAYMENTS
--------------------------------------------------------------------------------

Assumed Investment Rate

        The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

        The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

        The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

        The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

        In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

        Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division . If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

        Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

        The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

        The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                Illustration of Calculation of Payout Unit Value

    Example 8.

     1. Payout Unit value, beginning of period.....................  $   .980000
     2. Net investment factor for Period (see Example 3)...........     1.023558
     3. Daily adjustment for 31/2% Assumed Investment Rate.........      .999906
     4. (2)x(3)....................................................     1.023462
     5. Payout Unit value, end of period (1)x(4)...................  $  1.002993

                         Illustration of Payout Payments

    Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

    1. Number of Purchase Units at Payout Date......................   10,000.00
    2. Purchase Unit value (see Example 3).......................... $  1.800000
    3. Account Value of Contract (1)x(2)............................ $ 18,000.00
    4. First monthly Payout Payment per $1,000 of Account Value..... $      5.63
    5. First monthly Payout Payment (3)x(4)/1,000................... $    101.34
    6. Payout Unit value (see Example 8)............................ $   .980000
    7. Number of Payout Units (5)/(6)...............................     103.408
    8. Assume Payout Unit value for second month equal to........... $   .997000
    9. Second monthly Payout Payment (7)x(8)........................ $    103.10
   10. Assume Payout Unit value for third month equal to............ $   .953000
   11. Third monthly Payout Payment (7)x(10)........................ $     98.55

--------------------------------------------------------------------------------
                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

        The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

        The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the National Association of Securities Dealers ("NASD"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.

        The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.

        Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid i.e. for Portfolio Director, Portfolio Director 2 and Portfolio Director Plus totaled $134,938,410 in 2004, $106,038,119 in 2003, and $102,404,163 in 2002. The Distributor
retained $0 in commissions for each of the Portfolio Director products those same years.

--------------------------------------------------------------------------------
                                     EXPERTS
--------------------------------------------------------------------------------

        The consolidated financial statements of The Variable Annuity Insurance Company as of December 31, 2003 and 2004 and for the three years then ended December 31, 2004 and the financial statements of The Variable Annuity Insurance Company Separate Account A as of December 31, 2003 and 2004 and for the two years then ended December 31, 2004, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.

--------------------------------------------------------------------------------
                        COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

        The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

        Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                       Page
                                                                     Number(s)
                                                                     ---------
Report of Independent Registered Public Accounting Firm                  1

Consolidated Balance Sheet - December 31, 2004 and 2003               2 to 3

Consolidated Statement of Income and Comprehensive Income
- Years Ended December 31, 2004, 2003 and 2002                        4 to 5

Consolidated Statement of Cash Flows - Years Ended
December 31, 2004, 2003 and 2002                                      6 to 7

Notes to Consolidated Financial Statements                            8 to 33

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.


PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2005

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                                        December 31,          December 31,
                                                                                           2004                  2003
                                                                                     -----------------     -----------------
                                                                                                  (In millions)
ASSETS

Investments and cash
    Cash and short-term investments                                                  $             107     $             116
    Bonds, notes and redeemable preferred stocks
      Available for sale, at fair value (amortized cost: December 2004,
       $28,636; December 2003, $27,202)                                                         30,034                28,382
      Trading securities, at fair value (cost: December 2004, $9;
       December 2003, $52)                                                                          12                    59
    Mortgage loans                                                                               2,344                 2,033
    Policy loans                                                                                   924                   895
    Separate account seed money (cost: December 2004, $40; December 2003, $91)                      41                    92
    Common stocks and non-redeemable preferred stocks:
       Available for sale, at fair value (cost: December 2004, $29; December
        2003, $80)                                                                                  48                    89
       Trading securities, at fair value (cost: December 2004, $2; December
        2003, $7)                                                                                    6                    10
    Partnerships and other invested assets                                                         844                   750
    Securities lending collateral                                                                9,286                 4,451
                                                                                     -----------------     -----------------
    Total investments and cash                                                                  43,646                36,877

    Variable annuity assets held in separate accounts                                           22,401                19,921
    Accrued investment income                                                                      421                   399
    Deferred acquisition costs                                                                   1,485                 1,418
    Income taxes currently receivable                                                               16                     -
    Receivable from brokers                                                                         29                    45
    Other assets                                                                                    89                    78
                                                                                     -----------------     -----------------
    TOTAL ASSETS                                                                     $          68,087     $          58,738
                                                                                     =================     =================

           See accompanying notes to consolidated financial statements.
                                        2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                              December 31,     December 31,
                                                                 2004             2003
                                                             -------------    -------------
                                                                      (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
    Reserves for fixed annuity contracts                     $      30,091    $      28,644
    Income taxes currently payable                                       -               21
    Securities lending payable                                       9,286            4,451
    Payable to brokers                                                  20               88
    Other liabilities                                                  275              256
                                                             -------------    -------------
    Total reserves, payables and accrued liabilities                39,672           33,460

Variable annuity liabilities related to separate accounts           22,401           19,921
Deferred income taxes                                                1,014              834
                                                             -------------    -------------
    Total liabilities                                               63,087           54,215
                                                             -------------    -------------
Shareholder's equity
     Common stock                                                        4                4
     Additional paid-in capital                                      1,607            1,547
     Retained earnings                                               2,719            2,399
     Accumulated other comprehensive income                            670              573
                                                             -------------    -------------
     Total shareholder's equity                                      5,000            4,523
                                                             -------------    -------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $      68,087    $      58,738
                                                             =============    =============

          See accompanying notes to consolidated financial statements.
                                        3

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                           Years Ended December 31,
                                                         ----------------------------------------------------------
                                                               2004                 2003                 2002
                                                         ----------------     ----------------     ----------------
                                                                                (In millions)
REVENUES

     Investment income                                   $          2,219     $          2,050     $          1,891
     Fee income
        Variable annuity fees                                         260                  214                  205
        Other fee income                                               53                   37                   37
     Net realized investment gains (losses)                          (100)                  36                 (179)
                                                         ----------------     ----------------     ----------------
     Total revenues                                                 2,432                2,337                1,954
                                                         ----------------     ----------------     ----------------
BENEFITS AND EXPENSES

     Interest credited to fixed annuity contracts                   1,122                1,154                1,181
     General and administrative expenses, net of
      deferrals                                                       143                  127                  140
     Amortization of deferred acquisition costs                        62                   62                  (35)
     Annual commissions, net of deferrals                              82                   72                   70
     Guaranteed minimum death benefits                                  7                    8                    6
                                                         ----------------     ----------------     ----------------
     Total benefits and expenses                                    1,416                1,423                1,362
                                                         ----------------     ----------------     ----------------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE                                                             1,016                  914                  592
Income tax expense                                                    335                  298                  189
                                                         ----------------     ----------------     ----------------
INCOME BEFORE CUMULATIVE EFFECT
 OF ACCOUNTING CHANGE                                                 681                  616                  403

Cumulative effect of accounting change, net of tax                     (1)                   -                    -
                                                         ----------------     ----------------     ----------------
NET INCOME                                               $            680     $            616     $            403
                                                         ----------------     ----------------     ----------------

          See accompanying notes to consolidated financial statements.
                                        4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                            Years Ended December 31,
                                                          ----------------------------------------------------------
                                                                2004                2003                  2002
                                                          ----------------    ----------------     -----------------
                                                                                (In millions)
OTHER COMPREHENSIVE INCOME

      Net unrealized gains on
       invested assets arising during the current
       period                                             $            184    $            358     $             468
      Reclassification adjustment adjustment
       for net realized losses included in net income                   28                  26                   227
      Net change related to cash flow and foreign
       currency hedges                                                 (15)                (34)                    3
      Adjustment to deferred acquisition costs                         (46)                (69)                 (201)
      Income tax expense                                               (54)               (100)                 (180)
                                                          ----------------    ----------------     -----------------
OTHER COMPREHENSIVE INCOME                                              97                 181                   317
                                                          ----------------    ----------------     -----------------
COMPREHENSIVE INCOME                                      $            777    $            797     $             720
                                                          ================    ================     =================

          See accompanying notes to consolidated financial statements.
                                        5

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                  Years Ended December 31,
                                                                  -------------------------------------------------------
                                                                        2004                2003               2002
                                                                  -----------------    ----------------    --------------
                                                                                        (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES

     Net income                                                   $             680    $            616    $          403
     Adjustments to reconcile net income to net cash provided
      by operating activities
        Cumulative effect of accounting change, net of tax                        1                   -                 -
        Interest credited to fixed annuity contracts                          1,122               1,154             1,181
        Net realized investment (gains) losses                                  100                 (36)              179
        Equity in income of partnerships and other
         invested assets                                                        (86)                (54)                -
        Amortization of premium and discount on securities                      (47)                 40               (49)
        Provision for deferred income taxes                                     126                  63                40
     Changes in:
        Trading securities at fair value                                         51                 (69)                -
        Accrued investment income                                               (22)                 (7)              (10)
        Deferred acquisition costs                                             (113)               (111)             (190)
        Income taxes currently receivable/payable                               (37)                 (5)              (18)
        Other liabilities                                                         9                  51               (51)
     Other, net                                                                 (18)                 (7)               27
                                                                  -----------------    ----------------    --------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     1,766               1,635             1,512
                                                                  -----------------    ----------------    --------------

CASH FLOWS FROM INVESTING ACTIVITIES

     Purchases and issuances of:
        Bonds, notes and redeemable preferred stocks available
         for sale                                                            (8,790)            (12,655)          (16,063)
        Mortgage loans                                                         (511)               (351)             (246)
        Other investments, excluding short-term investments                  (1,942)             (1,994)           (2,751)
     Sales of:
        Bonds, notes and redeemable preferred stocks available
         for sale                                                             6,124               9,137            12,063
        Other investments, excluding short-term investments                   1,958               1,894             2,954
     Redemptions and maturities of:
        Bonds, notes and redeemable preferred stocks available
         for sale                                                             1,175                 923             1,423
        Mortgage loans                                                          186                 155               117
                                                                  -----------------    ----------------    --------------
NET CASH USED IN INVESTING ACTIVITIES                                        (1,800)             (2,891)           (2,503)
                                                                  -----------------    ----------------    --------------

          See accompanying notes to consolidated financial statements.
                                        6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                  Years Ended December 31,
                                                                  -------------------------------------------------------
                                                                        2004                 2003               2002
                                                                  -----------------    ----------------    --------------
                                                                                       (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES

    Deposits on fixed annuity contracts                           $           2,753    $          2,775    $        2,244
    Net exchanges to the fixed accounts
     of variable annuity contracts                                              238                 312               739
    Withdrawal payments on fixed annuity contracts                           (2,502)             (1,970)           (1,803)
    Claims and annuity payments on fixed annuity contracts                     (164)               (155)             (208)
    Capital contributions from Parent                                            60                 223                 -
    Dividends paid to Parent                                                   (360)                  -              (321)
                                                                  -----------------    ----------------    --------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                        25               1,185               651
                                                                  -----------------    ----------------    --------------
NET DECREASE IN CASH AND SHORT-TERM INVESTMENTS                                  (9)                (71)             (340)

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                          116                 187               527
                                                                  -----------------    ----------------    --------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                  $             107    $            116    $          187
                                                                  =================    ================    ==============
SUPPLEMENTAL CASH FLOW INFORMATION

    Income taxes paid                                             $             244    $            240    $          163
                                                                  =================    ================    ==============

          See accompanying notes to consolidated financial statements.
                                        7

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

         The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value and changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

         Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income currently.

         The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments among other factors. If there is a decline in a security's value, a determination is made as to whether that decline is temporary or other-than-temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other-than-temporary, the Company writes down the investment and records a realized loss in the consolidated statement of income and comprehensive income.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

         Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value.

         Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded in investment income, consistent with the equity method of accounting.

         Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

         DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The dollar roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio. At December 31, 2004 and 2003, the Company had no dollar roll agreements outstanding.

         SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

         DERIVATIVE FINANCIAL INSTRUMENTS: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the consolidated balance sheet at fair value.

         Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the consolidated balance sheet.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Interest rate swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, fixed-rate payments exchanged for floating-rate payments), based on an underlying principal balance (notional amount). Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one party at each interest payment due date.

         The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other invested assets on the consolidated balance sheet.

         Fair value hedges are used to mitigate the Company's exposure to changes in the value of specifically identified assets or liabilities. Swap agreements converting fixed-rate payments to floating-rate payments are considered fair value hedges. For fair value hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings.

         Cash flow hedges are used to mitigate the risks of changes in market interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Swap agreements converting floating-rate payments to fixed-rate payments are considered cash flow hedges. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges is reported in net realized investment gains (losses).

         Some of the swap agreements discussed above also include exchanges between foreign currencies and U.S. dollars, and thus serve as foreign currency swaps as well as interest rate swaps.

         All of the Company's interest rate and currency swap agreements entered into during 2004 were accounted for as hedges and there was no significant ineffectiveness associated with these instruments in the year ended December 31, 2004.

         The Company buys and sells short futures options on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures options have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in DAC in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.65% in 2004, 2003 and 2002. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

         AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as a DAC unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

         The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
         ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statement of income and comprehensive income.

         GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. GMDB-related variable annuity contractholder benefits were $8.2 million and $6.1 million for the years ended December 31, 2003 and 2002, respectively. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments ("SFAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

         Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investement yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

         Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

         FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. All other entities not considered VIEs are evaluated for consolidation under existing guidance.

         In December 2003, the FASB issued a Revision to Interpretation No. 46 ("FIN 46R"). The provisions of FIN 46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN 46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. The adoption of FIN 46R did not have a significant impact on the Company's consolidated results of operations or financial condition.

         In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-1. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for guaranteed minimum death benefits related to variable annuity contracts and modify certain disclosures and financial statement presentations for these products (see Note 7). The Company reported a one-time cumulative accounting charge upon adoption of $1.4 million, net of tax, to reflect the guaranteed minimum death benefit liability as of January 1, 2004.

         SOP 03-1 also requires that variable annuity assets held in separate accounts continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The adoption of SOP 03-1 did not have a material impact on the Company's separate accounts or separate account seed money.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                            Amortized               Estimated
                                                              Cost                 Fair Value
                                                        -----------------      ------------------
                                                                     (In millions)
         At December 31, 2004:

         Securities of the United States government     $              57      $               58
         Securities of foreign governments                            103                     112
         Corporate bonds and notes                                 15,198                  16,218
         Mortgage-backed securities                                 9,945                  10,151
         Other debt securities                                      3,068                   3,216
         Affiliated fixed maturity securities                         255                     264
         Redeemable preferred stocks                                   10                      15
                                                        -----------------      ------------------
             Total                                      $          28,636      $           30,034
                                                        =================      ==================

         At December 31, 2003:

         Securities of the United States government     $              75      $               76
         Securities of foreign governments                            143                     157
         Corporate bonds and notes                                 14,073                  14,969
         Mortgage-backed securities                                 9,786                   9,909
         Other debt securities                                      2,876                   3,021
         Affiliated fixed maturity securities                         249                     249
         Redeemable preferred stocks                                    -                       1
                                                        -----------------      ------------------
             Total                                      $          27,202      $           28,382
                                                        =================      ==================

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2004, follow:

                                                            Amortized              Estimated
                                                              Cost                 Fair Value
                                                        -----------------      ------------------
                                                                     (In millions)
         Due in one year or less                        $             478      $              492
         Due after one year through five years                      2,659                   2,856
         Due after five years through ten years                     8,934                   9,471
         Due after ten years                                        6,620                   7,065
         Mortgage-backed securities                                 9,945                  10,150
                                                        -----------------      ------------------
             Total                                      $          28,636      $           30,034
                                                        =================      ==================

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                              Gross                   Gross
                                                            Unrealized              Unrealized
                                                               Gains                  Losses
                                                        -----------------      ------------------
                                                                     (In millions)
        At December 31, 2004:

        Securities of the United States government      $               1      $                -
        Securities of foreign governments                               9                       -
        Corporate bonds and notes                                   1,066                     (46)
        Mortgage-backed securities                                    234                     (28)
        Other debt securities                                         172                     (24)
        Affiliated fixed maturity securities                            9                       -
        Redeemable preferred stocks                                     6                      (1)
                                                        -----------------      ------------------
            Total fixed maturity securities                         1,497                     (99)
            Common stocks and non-redeemable
             preferred stocks                                          20                      (1)
            Separate account seed money                                 2                       -
                                                        -----------------      ------------------
                Total                                   $           1,519      $             (100)
                                                        =================      ==================

        At December 31, 2003:

        Securities of the United States government      $               1      $                -
        Securities of foreign governments                              14                       -
        Corporate bonds and notes                                   1,034                    (138)
        Mortgage-backed securities                                    216                     (93)
        Other debt securities                                         162                     (17)
        Redeemable preferred stocks                                     1                       -
                                                        -----------------      ------------------

            Total fixed maturity securities                         1,428                    (248)
            Common stocks and non-redeemable
             preferred stocks                                          12                      (3)
            Separate account seed money                                 6                      (5)
                                                        -----------------      ------------------
                Total                                   $           1,446      $             (256)
                                                        =================      ==================

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as December 31, 2004:

        (In millions)                  Less than 12 Months             12 Months or More                    Total
                                   ---------------------------    ---------------------------    --------------------------
                                     Fair          Unrealized       Fair         Unrealized        Fair         Unrealized
                                     Value           Losses         Value          Losses          Value          Losses
                                   ----------    -------------    ---------    --------------    ---------    -------------
        Corporate bonds and notes  $      834    $         (18)   $     584    $          (28)   $   1,418    $         (46)
        Mortgage-backed
         securities                     2,346              (22)         421                (6)       2,767              (28)
        Other debt securities             210               (3)         183               (22)         393              (25)
                                   ----------    -------------    ---------    --------------    ---------    -------------
            Total                  $    3,390    $         (43)   $   1,188    $          (56)   $   4,578    $         (99)
                                   ==========    =============    =========    ==============    =========    =============

         The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

         Gross realized investment gains and losses on investments were as follows:

                                                              Years Ended December 31,
                                                -----------------------------------------------------
                                                     2004               2003                2002
                                                ---------------     --------------      -------------
                                                                   (In millions)
        Bonds, notes and redeemable preferred
         stocks available for sale
            Realized gains                      $           131     $          241      $         288
            Realized losses                                (139)               (65)              (272)

        Mortgage loans
            Realized gains                                  --                  -                  4

        Common stocks and non-redeemable
         preferred stocks
            Realized gains                                   14                  1                  -
            Realized losses                                  (2)                 -                 (1)

        Partnerships
            Realized gains                                   --                  -                  4
            Realized losses                                  --                  -                 (2)

        Other investments
            Realized gains                                    1                  -                 --
            Realized losses                                  (8)                (2)                (1)

        Impairment writedowns                               (97)              (139)              (199)
                                                ---------------     --------------      -------------
        Total net realized investment
         gains(losses)                          $          (100)    $           36      $        (179)
                                                ===============     ==============      =============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         The sources and related amounts of investment income (losses) were as follows:

                                                                Years Ended December 31,
                                                 -------------------------------------------------------
                                                      2004                2003                2002
                                                 ---------------      --------------     ---------------
                                                                     (In millions)
         Bonds, notes and redeemable preferred
          stocks-non-affiliated                  $         1,882      $        1,770     $         1,698
         Bonds, notes and redeemable preferred
          stocks-affiliated                                   17                   6                   2
         Mortgage loans                                      159                 156                 140
         Common stocks                                         6                  10                   2
         Real estate                                          --                   -                   4
         Partnerships                                         95                  62                   3
         Other invested assets                                58                  53                  48
         Short-term investments                               14                   9                   8

         Less:  investment expenses                          (12)                (16)                (14)
                                                 ---------------      --------------     ---------------
             Total investment income             $         2,219      $        2,050     $         1,891
                                                 ===============      ==============     ===============

         At December 31, 2004, the Company's investments included five investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and four of the issuing entities were U.S. government agencies.

         At December 31, 2004, bonds, notes and redeemable preferred stocks included $2.36 billion of bonds and notes rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with approximately 21% in utilities, 16% in communications, 14% in consumer noncyclical and 12% in basic industrial. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2004, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 19% of the aggregate carrying value of the portfolio secured by properties located in California and 11% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

         At December 31, 2004, the type of property collateralizing the mortgage loan portfolio was approximately 40% office, 27% retail, 13% industrial and 20% residential and other types.

         At December 31, 2004, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $99.4 million.

         At December 31, 2004, $2.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4.       DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment losses in any of the three years in the period ended December 31, 2004, and there was no significant ineffectiveness associated with derivative financial instruments accounted for as hedges in the years ended December 31, 2004 and 2003. At December 31, 2004, there were no net derivative losses to be reclassified into net income within the next twelve months.

         Interest rate and currency swap agreements related to investment securities were as follows:

                                             December 31,        December 31,
                                                2004                2003
                                         ------------------   -----------------
                                                       (In millions)
         Interest rate swap agreements
            Notional amount              $               43   $              43
            Fair value                                    -                   4

         Currency swap agreements
            Notional amount                             166                 102
            Fair value                                  (23)                (12)

         The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

         Fair value of interest rate and currency swap liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

         SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2004 and 2003 compared with their respective carrying values are as follows:

                                                                           Carrying            Fair
                                                                             Value             Value
                                                                         -------------     -------------
                                                                                  (In millions)
         December 31, 2004:

         ASSETS
             Cash and short-term investments                             $         107     $         107
             Bonds, notes and redeemable preferred stocks                       30,046            30,046
             Mortgage loans                                                      2,344             2,475
             Policy loans                                                          924               918
             Separate account seed money                                            41                41
             Common and non-redeemable preferred stocks                             54                54
             Partnerships and other invested assets                                844               844
             Securities lending collateral                                       9,286             9,286
             Variable annuity assets held in separate accounts                  22,401            22,401

         LIABILITIES
             Reserves for fixed annuity contracts                               30,091            27,400
             Interest rate and currency swap liabilities                            23                23
             Securities lending payable                                          9,286             9,286
             Variable annuity liabilities related to separate accounts          22,401            22,401

         December 31, 2003:

         ASSETS
             Cash and short-term investments                             $         116     $         116
             Bonds, notes and redeemable preferred stocks                       28,441            28,441
             Mortgage loans                                                      2,033             2,221
             Policy loans                                                          895               884
             Separate account seed money                                            92                92
             Common and non-redeemable preferred stocks                             99                99
             Partnerships and other invested assets                                750               750
             Securities lending collateral                                       4,451             4,451
             Variable annuity assets held in separate accounts                  19,921            19,921

         LIABILITIES
             Reserves for fixed annuity contracts                               28,644            26,044
             Interest rate and currency swap liabilities                            12                12
             Securities lending payable                                          4,451             4,451
             Variable annuity liabilities related to separate accounts          19,921            19,921

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6.       DAC

         Activity in DAC was as follows:

                                                            Years Ended December 31,
                                                 ------------------------------------------------
                                                     2004              2003             2002
                                                 --------------    -------------    -------------
                                                                  (In millions)
         Balance at January 1                    $        1,418    $       1,376    $       1,387
         Deferrals                                          175              174              155
         Amortization related to operations                 (73)             (54)               2
         Amortization related to net realized
          Investment (gains) losses                          11               (9)              33
         Effect of net unrealized gains on
          securities                                        (46)             (69)            (201)
                                                 --------------    -------------    -------------
         Balance at December 31                  $        1,485    $       1,418    $       1,376
                                                 ==============    =============    =============

         The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period, and reduced by $56.0 million due to improved persistency, offset by a $56.0 million increase to reflect lower earnings from equity markets.

7.       RESERVES FOR GUARANTEED BENEFITS

         Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2004 were as follows:

                                                    Return of Net Deposits Plus
                                                         a Minimum Return
                                                    ---------------------------
                                                       (dollars in millions)

         Account value                                                 $ 42,478
         Net amount at risk (a)                                           2,033
         Average attained age of contract holders                            54
         Range of guaranteed minimum return rates                    2.00%-3.00%

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                       (In millions)

         Balance at January 1, 2004 (b)                $            2
         Guaranteed benefits incurred                               7
         Guaranteed benefits paid                                  (6)
                                                       --------------
         Balance at December 31, 2004                  $            3
                                                       ==============

         (b) Reflects the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

         The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2004:

         . Data used was 1,000 stochastically generated investment performance scenarios.

         .    Mean investment performance assumption was 10%.

         .    Volatility assumption was 16%.

         .    Mortality was assumed to be 70% of the 1983a table.

         . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

         .    The discount rate was 3% to 7% with an average of 6%.

8.       COMMITMENTS AND CONTINGENT LIABILITIES

         At December 31, 2004, The Company had unfunded investment commitments totaling $259.2 million, of which $67.8 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining unfunded commitments are related to various funding obligations, including $76.8 million associated with investments in mortgage loans and $114.6 million in bonds. These have a commitment period that expires within a year.

         The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         Agreement is October 28, 2005 but may be extended by agreement of the parties. The Company receives annual facility fees of 0.04% on its commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2004 or 2003.

         The Company's ultimate parent, AIG, pursuant to various filings with the SEC, has reported that its Annual Report on Form 10-K for the fiscal year ended December 31, 2004 could not be filed within the prescribed time period due to management changes, as well as AIG's ongoing internal review of the accounting for certain transactions, which review was commenced in connection with regulatory inquiries announced by AIG and described in Current Reports on Forms 8-K filed with the SEC by AIG, including those filed on February 14, 2005, March 15, 2005 and March 30, 2005. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the Company's consolidated financial condition or results of operations.

         Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

         All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2004 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.9 million represents the Company's best estimate of its liability, this estimate may change in the future.

         The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2004 and 2003, 3,575,000 shares were issued and outstanding. The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

         Changes in shareholder's equity were as follows:

                                                       Years Ended December 31,
                                         ------------------------------------------------------
                                              2004                 2003               2002
                                         ---------------      --------------     --------------
                                                              (In millions)
         ADDITIONAL PAID-IN CAPITAL
         Beginning balances              $         1,547      $        1,324     $          880
         Cash capital contributions
          from Parent                                 60                 223                  -
         Non-cash capital contribution
          from Parent                                  -                   -                444
                                         ---------------      --------------     --------------
            Ending balances              $         1,607      $        1,547     $        1,324
                                         ===============      ==============     ==============

         RETAINED EARNINGS
         Beginning balances              $         2,399      $        1,783     $        1,701
         Net income                                  680                 616                403
         Dividends paid to Parent                   (360)                  -               (321)
                                         ---------------      --------------     --------------
              Ending balances            $         2,719      $        2,399     $        1,783
                                         ===============      ==============     ==============

        ACCUMULATED OTHER COMPREHENSIVE
         INCOME (LOSS)
        Beginning balances               $           573      $          392     $           75
        Other comprehensive income                    97                 181                317
                                         ---------------      --------------     --------------
             Ending balances             $           670      $          573     $          392
                                         ===============      ==============     ==============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         The components of accumulated other comprehensive income at December 31 were as follows:

                                                                   2004               2003               2002
                                                              --------------     ---------------     -------------
                                                                                 (In millions)
         Fixed maturity and equity securities available for
          sale
           Gross unrealized gains                             $        1,519     $         1,446     $       1,395
           Gross unrealized losses                                      (100)               (256)             (567)
         Net unrealized gains (losses) on other invested
          assets                                                         (17)                 14                26
         DAC adjustments                                                (355)               (309)             (240)
         Deferred federal income taxes                                  (377)               (322)             (222)
                                                              --------------     ---------------     -------------
             Accumulated other comprehensive income           $          670     $           573     $         392
                                                              ==============     ===============     =============

         On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings, LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The amount of the capital contribution represented the equity of SAHFH.

         Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2005 without obtaining the prior approval of the Insurance Commissioner is $704.1 million.

         The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and all bonds are carried at amortized cost.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2004, 2003 and 2002 totaled $644.7 million, $462.2 million, and $80.5 million, respectively. The Company's statutory capital and surplus totaled $2.68 billion at December 31, 2004 and $2.34 billion at December 31, 2003.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.      INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:

                                                     Net Realized
                                                      Investment
                                                    Gains (Losses)         Operations           Total
                                                   ----------------      --------------     ------------
                                                                       (In millions)
         Year ended December 31, 2004:
         Currently payable                         $            (32)     $          241     $        209
         Deferred                                                (3)                129              126
                                                   ----------------      --------------     ------------
             Total income tax expense (benefit)    $            (35)     $          370     $        335
                                                   ================      ==============     ============

         Year ended December 31, 2003:
         Currently payable                         $             49      $          186     $        235
         Deferred                                               (36)                 99               63
                                                   ----------------      --------------     ------------
             Total income tax expense (benefit)    $             13      $          285     $        298
                                                   ================      ==============     ============

         Year ended December 31, 2002:
         Currently payable                         $             48      $          101     $        149
         Deferred                                              (110)                150               40
                                                   ----------------      --------------     ------------
             Total income tax expense (benefit)    $            (62)     $          251     $        189
                                                   ================      ==============     ============

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                        Years Ended December 31,
                                                         -------------------------------------------------------
                                                              2004                2003                2002
                                                         ---------------    ----------------    ----------------
                                                                             (In millions)
        Amount computed at statutory rate                $           356    $            320    $            207
        Increases (decreases) resulting from:
               State income taxes, net  of federal tax
                benefit                                                6                   5                   4
               Dividends-received deduction                          (18)                (17)                (15)
               Tax credits                                            (7)                 (7)                 (6)
               Other, net                                             (2)                 (3)                 (1)
                                                         ---------------    ----------------    ----------------
               Total income tax expense                  $           335    $            298    $            189
                                                         ===============    ================    ================

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31,           December 31,
                                                         2004                   2003
                                                   -----------------     ------------------
                                                                (In millions)
         DEFERRED TAX LIABILITIES
             DAC                                   $             515     $              491
             Investments - basis differential                     47                      -
             Net unrealized gains on investments                 491                    424
             Other                                                48                     40
                                                   -----------------     ------------------
             Total deferred tax liabilities                    1,101                    955
                                                   -----------------     ------------------
         DEFERRED TAX ASSETS
             Investments - basis differential                      -                    (31)
             Reserves for annuity contracts                      (87)                   (90)
                                                   -----------------     ------------------
             Total deferred tax assets                           (87)                  (121)
                                                   -----------------     ------------------
             Liability for deferred income taxes   $           1,014     $              834
                                                   =================     ==================

11.      RELATED-PARTY TRANSACTIONS

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $57.4 million, $47.9 million, and $63.2 million for the years ended December 31, 2004, 2003 and 2002, respectively.

         Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.8 million, $11.7 million, and $11.4 million for the years ended December 31, 2004, 2003 and 2002, respectively.

         During the years ended December 31, 2004, 2003 and 2002, the Company paid $9.6 million, $5.8 million and $0.4 million, respectively, to an affiliate of the Company to administer its securities lending program (see Note 2).

         Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2004, 2003 and 2002 totaled $7.5 million, $6.8 million and $6.5 million, respectively.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

         On September 23, 2003, the Company purchased 25% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 29, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

         As of June 23, 2003, the Company extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels LLC ("Highstar"), an indirect, wholly owned subsidiary of AIG. The Credit Extension was evidenced by a note dated June 23, 2003 (the "Note"), which matured on June 30, 2004. The Credit Extension was comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank which is not affiliated with the Company (the "Bank"). Pursuant to the terms of the Guaranty, the Company guaranteed the obligations of other companies (the "LOC Applicants") to the Bank, which obligations were set forth in reimbursement agreements related to standby letters of credit (the "Letters of Credit") issued by the Bank. Highstar has a non-controlling partial indirect ownership interest in the LOC Applicants.

         The primary beneficiaries of the Letters of Credit are partially owned by the LOC Applicant. If any beneficiary of a Letter of Credit drew against the Letter of Credit, the Company may have been required to pay

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.      RELATED-PARTY TRANSACTIONS (Continued)

         the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more that the Guaranteed Amount. Pursuant to the terms of the Note, Highstar was obligated to reimburse the Company for any amounts paid by the Company under the Guaranty. Pursuant to the terms of the Guaranty, the Company had a maximum liability of $12.5 million plus cost of enforcement and collection, if any. Interest on the Note, which accrued on the outstanding principal amount of the Note at a rate of 12% per annum, and a commitment fee of $0.5 million, were due at maturity. The Company recognized interest income on the Note of $1.9 million and $2.4 million for the years ended December 31, 2004 and 2003, respectively. The Loan matured and the Commitment expired on June 30, 2004. As of June 30, 2004, the Company had received from Highstar all amounts due under the Note, and Highstar caused the Guaranty to be released by the Bank on that date.

         In 2002, the Company sold certain nonaffiliated surplus debentures with an aggregate carrying value of $68.0 million to an affiliate for their estimated market value, and recorded realized losses of $26.9 million on the sales.

         On September 25, 2001, the Company invested $41.0 million in an adjustable rate senior promissory note due September 25, 2006, issued by AGC. The Company recognized interest income on the note of $0.8 million, $0.8 million and $1.0 million during 2004, 2003 and 2002, respectively.

         On December 31, 1984, the Company entered into a $49.0 million note purchase agreement with American General Corporation ("AGC"), its then-ultimate parent. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note was due in 20 equal installment payments commencing December 29, 1985 and matured on December 29, 2004. Principal payments of $2.4 million were received on December 29, 2004, 2003 and 2002. The Company recognized $0.1 million, $0.2 million and $0.4 million of interest income on the note during 2004, 2003 and 2002, respectively.

         The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

12.      EMPLOYEE BENEFIT PLANS

         Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

         The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2004.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                                  Annual Report
                                December 31, 2004

                                    Contents

Report of Independent Registered Public Accounting Firm..................     1
Statements of Net Assets and Operations..................................     2
Schedule of Portfolio Investments........................................    13
Statements of Changes in Net Assets......................................    15
Notes to Financial Statements............................................    39

[LOGO] PricewaterhouseCoopers

--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Louisiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713) 356-4000

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 6, 2002, expressed an unqualified opinion thereon.

April 15, 2005

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                     Statements of Net Assets and Operations

                                                        VALIC Company I       VALIC Company I    VALIC Company I   VALIC Company I
                                                     Capital Conservation  Capital Conservation   Money Market I   Money Market I
                                                             Fund                   Fund               Fund             Fund
                                                     --------------------  --------------------  ---------------  ----------------
                                                          Division 1            Division 7          Division 2       Division 6
                                                     --------------------  --------------------  ---------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                              $  3,901,315        $    82,660,812      $  1,804,919    $    329,953,166
   Balance Due From (To) VALIC General Account, Net              (998)               (20,639)             (534)            (93,313)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                                   5                234,561                49           1,877,667
                                                         ------------        ---------------      ------------    ----------------
Net Assets                                               $  3,900,322        $    82,874,734      $  1,804,434    $    331,737,520
                                                         ============        ===============      ============    ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
      (Net of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)            $  3,900,322        $    82,825,222      $  1,804,434    $    331,709,720
   Reserves For Annuity Contracts On Benefit                       --                 49,512                --              27,800
                                                         ------------        ---------------      ------------    ----------------
Total Contract Owner Reserves                               3,900,322             82,874,734         1,804,434         331,737,520
   Capital Surplus                                                 --                     --                --                  --
                                                         ------------        ---------------      ------------    ----------------
Total Contract Owner Reserves and Capital Surplus        $  3,900,322        $    82,874,734      $  1,804,434    $    331,737,520
                                                         ============        ===============      ============    ================

Net Assets Attributable To:
   Accumulation Units Outstanding                        $  3,900,322        $    82,825,222      $  1,804,434    $    331,709,720
   Contracts in Payout (Annuitization) Period                      --                 49,512                --              27,800
   Funds Retained in Separate Account A by VALIC                   --                     --                --                  --
                                                         ------------        ---------------      ------------    ----------------
Total Net Assets                                         $  3,900,322        $    82,874,734      $  1,804,434    $    331,737,520
                                                         ============        ===============      ============    ================
Total Units Outstanding                                   804,609.683         30,328,498.858       656,879.834     169,101,573.184
                                                         ============        ===============      ============    ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

Investment Income:
   Dividends From Mutual Funds                           $    141,967        $     2,793,033      $     15,786    $      2,754,131
Expenses:
   Mortality And Expense Risk Charge                           39,902                767,724            20,118           3,290,212
   Reimbursements Of Expenses                                      --                     --                --                  --
                                                         ------------        ---------------      ------------    ----------------
Net Investment Income (Loss)                             $    102,065        $     2,025,309      $     (4,332)   $       (536,081)
                                                         ------------        ---------------      ------------    ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                             $     12,344        $       335,577      $         --    $             --
   Realized Gain Distributions From Mutual Funds               20,446                434,071                --                  --
                                                         ------------        ---------------      ------------    ----------------
Net Realized Gains (Losses)                                    32,790                769,648                --                  --
                                                         ------------        ---------------      ------------    ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                           (19,704)              (362,037)               --                  --
                                                         ------------        ---------------      ------------    ----------------
Increase (Decrease) In Net Assets From Operations        $    115,151        $     2,432,920      $     (4,332)   $       (536,081)
                                                         ============        ===============      ============    ================

                                                      VALIC Company I   VALIC Company I     VALIC Company I
                                                       Mid Cap Index   Asset Allocation  Government Securities
                                                           Fund              Fund                 Fund
                                                     ----------------  ----------------  ---------------------
                                                        Division 4        Division 5           Division 8
                                                     ----------------  ----------------  ---------------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                          $  1,806,400,249  $   198,650,847      $   124,294,043
   Balance Due From (To) VALIC General Account, Net           208,697          (42,918)             (45,207)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                           7,640,009          567,956              685,498
                                                     ----------------  ---------------      ---------------
Net Assets                                           $  1,814,248,955  $   199,175,885      $   124,934,334
                                                     ================  ===============      ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
      (Net of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)        $  1,813,127,495  $   198,948,731      $   124,652,931
   Reserves For Annuity Contracts On Benefit                1,121,460          227,154              281,403
                                                     ----------------  ---------------      ---------------
Total Contract Owner Reserves                           1,814,248,955      199,175,885          124,934,334
   Capital Surplus                                                 --               --                   --
                                                     ----------------  ---------------      ---------------
Total Contract Owner Reserves and Capital Surplus    $  1,814,248,955  $   199,175,885      $   124,934,334
                                                     ================  ===============      ===============

Net Assets Attributable To:
   Accumulation Units Outstanding                    $  1,813,127,495  $   198,948,731      $   124,652,931
   Contracts in Payout (Annuitization) Period               1,121,460          227,154              281,403
   Funds Retained in Separate Account A by VALIC                   --               --                   --
                                                     ----------------  ---------------      ---------------
Total Net Assets                                     $  1,814,248,955  $   199,175,885      $   124,934,334
                                                     ================  ===============      ===============
Total Units Outstanding                               214,906,730.959   45,465,876.550       45,450,704.723
                                                     ================  ===============      ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                       $     12,889,948  $     3,548,846      $     3,687,518
Expenses:
   Mortality And Expense Risk Charge                       15,060,766        1,910,657            1,273,127
   Reimbursements Of Expenses                                      --               --                   --
                                                     ----------------  ---------------      ---------------
Net Investment Income (Loss)                         $     (2,170,818) $     1,638,189      $     2,414,391
                                                     ----------------  ---------------      ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                         $     10,796,395  $       400,066      $    (2,041,678)
   Realized Gain Distributions From Mutual Funds           30,796,784        7,240,515                   --
                                                     ----------------  ---------------      ---------------
Net Realized Gains (Losses)                                41,593,179        7,640,581           (2,041,678)
                                                     ----------------  ---------------      ---------------

Net Change in Unrealized Appreciation
   (Depreciation) During The Period                       189,733,532        4,847,027            2,692,425
                                                     ----------------  ---------------      ---------------
Increase (Decrease) In Net Assets From Operations    $    229,155,893  $    14,125,797      $     3,065,138
                                                     ================  ===============      ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                            VALIC Company I   VALIC Company I    VALIC Company I   VALIC Company I
                                              Stock Index       Stock Index        Stock Index       Stock Index
                                                  Fund              Fund               Fund              Fund
                                            ---------------   ---------------   ----------------   ---------------
                                              Division 10A      Division 10B       Division 10C      Division 10D
                                            ---------------   ---------------   ----------------   ---------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds,
      at Fair Value                         $   256,852,108     $ 22,044,151    $  4,017,159,132    $ 29,260,362
   Balance Due From (To) VALIC General
      Account, Net                                  (21,743)           6,340            (226,352)         (4,741)
   Receivable (Payable) For Mutual Fund
      Sales (Purchases)                               9,149               70          16,615,600             801
                                            ---------------     ------------    ----------------   -------------
Net Assets                                  $   256,839,514     $ 22,050,561    $  4,033,548,380    $ 29,256,422
                                            ===============     ============    ================    ============
Contract Owner Reserves and Capital
   Surplus:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                      $   250,804,766     $ 21,479,335    $  4,028,809,810   $   29,113,857
   Reserves For Annuity Contracts On
      Benefit                                     6,034,748          571,226           4,738,570          142,565
                                            ---------------     ------------    ----------------   --------------
Total Contract Owner Reserves                   256,839,514       22,050,561       4,033,548,380       29,256,422
   Capital Surplus                                       --               --                  --               --
                                            ---------------     ------------    ----------------   --------------
Total Contract Owner Reserves and Capital
   Surplus                                  $   256,839,514     $ 22,050,561    $  4,033,548,380   $   29,256,422
                                            ===============     ============    ================   ==============
Net Assets Attributable To:
   Accumulation Units Outstanding           $   250,804,766     $ 21,479,335    $  4,028,809,810   $   29,113,857
   Contracts in Payout (Annuitization)
      Period                                      6,034,748          571,226           4,738,570          142,565
   Funds Retained in Separate Account A
      by VALIC                                           --               --                  --               --
                                            ---------------     ------------    ----------------   --------------
Total Net Assets                            $   256,839,514     $ 22,050,561    $  4,033,548,380   $   29,256,422
                                            ===============     ============    ================   ==============

Total Units Outstanding                      11,233,825.686      578,774.002     845,578,046.207    3,466,864.789
                                            ===============     ============    ================   ==============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds              $     3,978,131     $    336,870    $     59,248,815   $      444,221
Expenses:
   Mortality And Expense Risk Charge              2,538,426           81,645          36,321,701          282,472
   Reimbursements Of Expenses                            --               --                  --               --
                                            ---------------     ------------    ----------------   --------------
Net Investment Income (Loss)                $     1,439,705     $    255,225    $     22,927,114   $      161,749
                                            ---------------     ------------    ----------------   --------------
Net Realized Gains (Losses) On
   Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                           $     5,656,964     $    258,902    $     57,191,715   $      327,884
   Realized Gain Distributions From
      Mutual Funds                                3,507,531          300,626          54,753,872          397,924
                                            ---------------     ------------    ----------------   --------------
Net Realized Gains (Losses)                       9,164,495          559,528         111,945,587          725,808
                                            ---------------     ------------    ----------------   --------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period              11,943,148        1,231,300         211,968,306        1,665,575
                                            ---------------     ------------    ----------------   --------------
Increase (Decrease) In Net Assets From
   Operations                               $    22,547,348     $  2,046,053    $    346,841,007   $    2,553,132
                                            ===============     ============    ================   ==============

                                                VALIC Company I       VALIC Company I       VALIC Company I
                                            International Equities   Social Awareness   Int'l Government Bond
                                                     Fund                  Fund                 Fund
                                            ----------------------   ----------------   ---------------------
                                                 Division 11           Division 12           Division 13
                                            ----------------------   ----------------   ---------------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds,
      at Fair Value                            $    376,837,438      $    414,408,277      $   154,892,442
   Balance Due From (To) VALIC General
      Account, Net                                      605,226              (223,736)             176,536
   Receivable (Payable) For Mutual Fund
      Sales (Purchases)                                 410,641             1,239,992              580,223
                                               ----------------      ----------------      ---------------
Net Assets                                     $    377,853,305      $    415,424,533      $   155,649,201
                                               ================      ================      ===============
Contract Owner Reserves and Capital
   Surplus:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                         $    377,718,914      $    415,192,219      $   155,563,727
   Reserves For Annuity Contracts On
      Benefit                                           134,391               232,314               85,474
                                               ----------------      ----------------      ---------------
Total Contract Owner Reserves                       377,853,305           415,424,533          155,649,201
   Capital Surplus                                           --                    --                   --
                                               ----------------      ----------------      ---------------
Total Contract Owner Reserves and Capital
   Surplus                                     $    377,853,305      $    415,424,533      $   155,649,201
                                               ================      ================      ===============
Net Assets Attributable To:
   Accumulation Units Outstanding              $    377,718,914      $    415,192,219      $   155,563,727
   Contracts in Payout (Annuitization)
      Period                                            134,391               232,314               85,474
   Funds Retained in Separate Account A
      by VALIC                                               --                    --                   --
                                               ----------------      ----------------      ---------------
Total Net Assets                               $    377,853,305      $    415,424,533      $   155,649,201
                                               ================      ================      ===============

Total Units Outstanding                         265,712,242.353       113,968,410.154       69,235,092.632
                                               ================      ================      ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                 $      3,200,846      $      5,051,408      $     7,575,043
Expenses:
   Mortality And Expense Risk Charge                  2,202,356             4,011,799            1,453,207
   Reimbursements Of Expenses                                --                    --                   --
                                               ----------------      ----------------      ---------------
Net Investment Income (Loss)                   $        998,490      $      1,039,609      $     6,121,836
                                               ----------------      ----------------      ---------------
Net Realized Gains (Losses) On
   Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                              $      6,934,037      $     (2,753,830)     $     5,562,262
   Realized Gain Distributions From
      Mutual Funds                                           --                    --           12,733,073
                                               ----------------      ----------------      ---------------
Net Realized Gains (Losses)                           6,934,037            (2,753,830)          18,295,335
                                               ----------------      ----------------      ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                  38,429,074            40,100,566          (10,898,600)
                                               ----------------      ----------------      ---------------
Increase (Decrease) In Net Assets From
   Operations                                  $     46,361,601      $     38,386,345      $    13,518,571
                                               ================      ================      ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                    VALIC Company I   VALIC Company I  VALIC Company I     VALIC Company I
                                                    Small Cap Index     Core Equity    Growth & Income  Science & Technology
                                                         Fund              Fund             Fund                Fund
                                                   ----------------  ----------------  ---------------  --------------------
                                                      Division 14       Division 15      Division 16        Division 17
                                                   ----------------  ----------------  ---------------  --------------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                        $    650,837,172  $    585,906,584  $   167,042,292    $  1,328,628,080
   Balance Due From (To) VALIC General Account,
      Net                                                   407,847          (153,412)        (103,563)           (885,327)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                         2,094,090         4,589,739        1,328,008           8,908,634
                                                   ----------------  ----------------  ---------------    ----------------
Net Assets                                         $    653,339,109  $    590,342,911  $   168,266,737    $  1,336,651,387
                                                   ================  ================  ===============    ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
      of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)      $    652,881,816  $    589,894,545  $   168,168,427    $  1,336,003,173
   Reserves For Annuity Contracts On Benefit                457,293           448,366           98,310             648,214
                                                   ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves                           653,339,109       590,342,911      168,266,737       1,336,651,387
   Capital Surplus                                               --                --               --                  --
                                                   ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves and Capital Surplus  $    653,339,109  $    590,342,911  $   168,266,737    $  1,336,651,387
                                                   ================  ================  ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding                  $    652,881,816  $    589,894,545  $   168,168,427    $  1,336,003,173
   Contracts in Payout (Annuitization) Period               457,293           448,366           98,310             648,214
   Funds Retained in Separate Account A by VALIC                 --                --               --                  --
                                                   ----------------  ----------------  ---------------    ----------------
Total Net Assets                                   $    653,339,109  $    590,342,911  $   168,266,737    $  1,336,651,387
                                                   ================  ================  ===============    ================
Total Units Outstanding                             201,258,343.159   282,887,193.335   77,184,457.463     618,736,279.159
                                                   ================  ================  ===============    ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                     $      4,214,691  $      7,035,001  $     1,601,804    $             --
Expenses:
   Mortality And Expense Risk Charge                      4,901,081         5,858,852        1,658,837          13,185,321
   Reimbursements Of Expenses                                    --                --               --                  --
                                                   ----------------  ----------------  ---------------    ----------------
Net Investment Income (Loss)                       $       (686,390) $      1,176,149  $       (57,033)   $    (13,185,321)
                                                   ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                       $      5,481,842  $    (29,967,264) $    (8,431,658)   $   (242,703,729)
   Realized Gain Distributions From Mutual Funds                 --                --               --                  --
                                                   ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses)                               5,481,842       (29,967,264)      (8,431,658)       (242,703,729)
                                                   ----------------  ----------------  ---------------    ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                      82,300,912        68,207,193       23,802,379         244,722,707
                                                   ----------------  ---------------------------------    ----------------
Increase (Decrease) In Net Assets From Operations  $     87,096,364  $     39,416,078  $    15,313,688    $    (11,166,343)
                                                   ================  ================  ===============    ================

                                                    VALIC Company I   Templeton Global      VALIC Company I
                                                       Small Cap      Asset Allocation  International Growth I
                                                         Fund              Fund                  Fund
                                                   -----------------  ----------------  ----------------------
                                                      Division 18        Division 19          Division 20
                                                   -----------------  ----------------  ----------------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                        $    662,328,491   $    374,152,007     $    407,359,473
   Balance Due From (To) VALIC General Account,
      Net                                                  (137,153)           188,084              (86,143)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                         4,156,588          1,658,096            2,232,794
                                                   -----------------  ----------------     ----------------
Net Assets                                         $    666,347,926   $    375,998,187     $    409,506,124
                                                   =================  ================     ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
      of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)      $    665,985,091   $    375,477,553     $    409,107,953
   Reserves For Annuity Contracts On Benefit                362,835            520,634              398,171
                                                   -----------------------------------     ----------------
Total Contract Owner Reserves                           666,347,926        375,998,187          409,506,124
   Capital Surplus                                               --                 --                   --
                                                   -----------------------------------     ----------------
Total Contract Owner Reserves and Capital Surplus  $    666,347,926   $    375,998,187     $    409,506,124
                                                   ===================================     ================
Net Assets Attributable To:
   Accumulation Units Outstanding                  $    665,985,091   $    375,477,553     $    409,107,953
   Contracts in Payout (Annuitization) Period               362,835            520,634              398,171
   Funds Retained in Separate Account A by VALIC                 --                 --                   --
                                                   -----------------  ----------------     ----------------
Total Net Assets                                   $    666,347,926   $    375,998,187     $    409,506,124
                                                   =================  ================     ================
Total Units Outstanding                             262,834,740.038    145,175,166.139      246,623,610.525
                                                   =================  ================     ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                                   --   $      9,530,434     $      2,315,003
Expenses:
   Mortality And Expense Risk Charge                      6,029,901          3,946,409            3,775,297
   Reimbursements Of Expenses                                    --                 --                   --
                                                   -----------------  ----------------     ----------------
Net Investment Income (Loss)                       $     (6,029,901)  $      5,584,025     $     (1,460,294)
                                                   -----------------  ----------------     ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                       $      8,424,906   $      8,367,066     $     (4,874,523)
   Realized Gain Distributions From Mutual Funds                 --                 --                   --
                                                   -----------------  ----------------     ----------------
Net Realized Gains (Losses)                               8,424,906          8,367,066           (4,874,523)
                                                   -----------------  ----------------     ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                     100,713,668         33,424,891           59,383,851
                                                   -----------------  ----------------     ----------------
Increase (Decrease) In Net Assets From Operations  $    103,108,673   $     47,375,982     $     53,049,034
                                                   =================  ================     ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                     VALIC Company I         Vanguard             Vanguard            Vanguard
                                                     Income & Growth   LT Investment Grade   Long-Term Treasury      Windsor II
                                                          Fund                Fund                  Fund                Fund
                                                    ----------------   -------------------   ------------------   ----------------
                                                       Division 21         Division 22           Division 23         Division 24
                                                    ----------------   -------------------   ------------------   ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at
      Fair Value                                    $    241,353,923    $    195,275,112      $    295,239,954    $  1,372,830,321
   Balance Due From (To) VALIC General
      Account, Net                                            47,105             (25,526)              (39,656)            448,641
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                          5,548,820           1,749,269             1,638,529           7,535,941
                                                    ----------------    ----------------      ----------------    ----------------
Net Assets                                          $    246,949,848    $    196,998,855      $    296,838,827    $  1,380,814,903
                                                    ================    ================      ================    ================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
      (Net of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)       $    246,770,328    $    196,929,986      $    296,789,250    $  1,380,418,647
   Reserves For Annuity Contracts On Benefit                 179,520              68,869                49,577             396,256
                                                    ----------------    ----------------      ----------------    ----------------
Total Contract Owner Reserves                            246,949,848         196,998,855           296,838,827       1,380,814,903
   Capital Surplus                                                --                  --                    --                  --
                                                    ----------------    ----------------      ----------------    ----------------
Total Contract Owner Reserves and Capital Surplus   $    246,949,848    $    196,998,855      $    296,838,827    $  1,380,814,903
                                                    ================    ================      ================    ================

Net Assets Attributable To:
   Accumulation Units Outstanding                   $    246,770,328    $    196,929,986      $    296,789,250    $  1,380,418,647
   Contracts in Payout (Annuitization) Period                179,520              68,869                49,577             396,256
   Funds Retained in Separate Account A by VALIC                  --                  --                    --                  --
                                                    ----------------    ----------------      ----------------    ----------------
Total Net Assets                                    $    246,949,848    $    196,998,855      $    296,838,827    $  1,380,814,903
                                                    ================    ================      ================    ================

Total Units Outstanding                              154,911,953.448     108,313,238.632       162,226,780.886     644,293,037.839
                                                    ================    ================      ================    ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                      $      4,209,483    $     10,229,126      $     14,847,886    $     25,030,498
Expenses:
   Mortality And Expense Risk Charge                       2,239,896           2,210,326             3,588,109          14,326,460
   Reimbursements Of Expenses                                     --            (455,775)             (738,121)                 --
                                                    ----------------    ----------------      ----------------    ----------------
Net Investment Income (Loss)                        $      1,969,587    $      8,474,575      $     11,997,898    $     10,704,038
                                                    ----------------    ----------------      ----------------    ----------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                        $      1,804,983    $      1,608,930      $      2,087,686    $      8,348,689
   Realized Gain Distributions From Mutual Funds                  --                  --             1,888,486                  --
                                                    ----------------    ----------------      ----------------    ----------------
Net Realized Gains (Losses)                                1,804,983           1,608,930             3,976,172           8,348,689
                                                    ----------------    ----------------      ----------------    ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                       22,503,671           3,816,478             1,404,477         172,994,467
                                                    ----------------    ----------------      ----------------    ----------------
Increase (Decrease) In Net Assets From Operations   $     26,278,241    $     13,899,983      $     17,378,547    $    192,047,194
                                                    ================    ================      ================    ================

                                                        Vanguard             Putnam            Putnam OTC
                                                       Wellington      New Opportunities   & Emerging Growth
                                                          Fund               Fund                Fund
                                                    ----------------   -----------------   -----------------
                                                       Division 25        Division 26         Division 27
                                                    ----------------   -----------------   -----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at
      Fair Value                                    $  1,142,920,371   $    617,990,962    $    214,218,350
   Balance Due From (To) VALIC General
      Account, Net                                            40,044           (629,864)           (241,003)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                          9,053,635          9,342,965           1,285,108
                                                    ----------------   ----------------    ----------------
Net Assets                                          $  1,152,014,050   $    626,704,063    $    215,262,455
                                                    ================   ================    ================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
      (Net of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)       $  1,151,104,105   $    626,591,407    $    215,220,751
   Reserves For Annuity Contracts On Benefit                 909,945            112,656              41,704
                                                    ----------------   ----------------    ----------------
Total Contract Owner Reserves                          1,152,014,050        626,704,063         215,262,455
   Capital Surplus                                                --                 --                  --
                                                    ----------------   ----------------    ----------------
Total Contract Owner Reserves and Capital Surplus   $  1,152,014,050   $    626,704,063    $    215,262,455
                                                    ================   ================    ================

Net Assets Attributable To:
   Accumulation Units Outstanding                   $  1,151,104,105   $    626,591,407    $    215,220,751
   Contracts in Payout (Annuitization) Period                909,945            112,656              41,704
   Funds Retained in Separate Account A by VALIC                  --                 --                  --
                                                    ----------------   ----------------    ----------------
Total Net Assets                                    $  1,152,014,050   $    626,704,063    $    215,262,455
                                                    ================   ================    ================

Total Units Outstanding                              552,255,928.019    526,535,055.244     362,618,981.643
                                                    ================   ================    ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                      $     30,735,229   $             --    $             --
Expenses:
   Mortality And Expense Risk Charge                      12,325,540          7,488,364           2,614,424
   Reimbursements Of Expenses                                     --         (1,554,664)           (536,194)
                                                    ----------------   ----------------    ----------------
Net Investment Income (Loss)                        $     18,409,689   $     (5,933,700)   $     (2,078,230)
                                                    ----------------   ----------------    ----------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                        $      6,062,060   $    (59,608,427)   $    (21,710,423)
   Realized Gain Distributions From Mutual Funds          33,184,605                 --                  --
                                                    ----------------   ----------------    ----------------
Net Realized Gains (Losses)                               39,246,665        (59,608,427)        (21,710,423)
                                                    ----------------   ----------------    ----------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                       42,461,693        118,327,705          37,184,103
                                                    ----------------   ----------------    ----------------
Increase (Decrease) In Net Assets From Operations   $    100,118,047   $     52,785,578    $     13,395,450
                                                    ================   ================    ================

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                              Putnam         VALIC Company I       American
                                                                           Global Equity    Large Cap Growth     Century Ultra
                                                                               Fund               Fund               Fund
                                                                         ----------------   ----------------   ----------------
                                                                            Division 28        Division 30        Division 31
                                                                         ----------------   ----------------   ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value                  $    392,170,061   $    411,133,260   $  1,121,768,354
   Balance Due From (To) VALIC General Account, Net                              (125,556)          (148,980)          (395,401)
   Receivable (Payable) For Mutual Fund Sales (Purchases)                       2,135,198          6,359,474          7,455,290
                                                                         ----------------   ----------------   ----------------
Net Assets                                                               $    394,179,703   $    417,343,754   $  1,128,828,243
                                                                         ================   ================   ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of Applicable
      Contract Loans - Partial Withdrawals with Right of Reinvestment)   $    394,089,639   $    417,230,622   $  1,128,489,457
   Reserves For Annuity Contracts On Benefit                                       90,064            113,132            338,786
                                                                         ----------------   ----------------   ----------------
Total Contract Owner Reserves                                                 394,179,703        417,343,754      1,128,828,243
   Capital Surplus                                                                     --                 --                 --
                                                                         ----------------   ----------------   ----------------
Total Contract Owner Reserves and Capital Surplus                        $    394,179,703   $    417,343,754   $  1,128,828,243
                                                                         ================   ================   ================
Net Assets Attributable To:
   Accumulation Units Outstanding                                        $    394,089,639   $    417,230,622   $  1,128,489,457
   Contracts in Payout (Annuitization) Period                                      90,064            113,132            338,786
   Funds Retained in Separate Account A by VALIC                                       --                 --                 --
                                                                         ----------------   ----------------   ----------------
Total Net Assets                                                         $    394,179,703   $    417,343,754   $  1,128,828,243
                                                                         ================   ================   ================
Total Units Outstanding                                                   297,644,476.925    372,246,509.567    681,208,884.082
                                                                         ================   ================   ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                                           $        933,072   $             --   $             --
Expenses:
   Mortality And Expense Risk Charge                                            4,574,274          4,097,918         12,993,571
   Reimbursements Of Expenses                                                    (949,288)                --         (2,241,271)
                                                                         ----------------   ----------------   ----------------
Net Investment Income (Loss)                                             $     (2,691,914)  $     (4,097,918)  $    (10,752,300)
                                                                         ----------------   ----------------   ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                    $    (35,529,147)  $    (30,295,237)  $    (24,299,403)
   Realized Gain Distributions From Mutual Funds                                       --                 --                 --
                                                                         ----------------   ----------------   ----------------
Net Realized Gains (Losses)                                                   (35,529,147)       (30,295,237)       (24,299,403)
                                                                         ----------------   ----------------   ----------------
Net Change in Unrealized Appreciation (Depreciation) During The Period         83,140,776         51,231,243        134,900,035
                                                                         ----------------   ----------------   ----------------
Increase (Decrease) In Net Assets From Operations                        $     44,919,715   $     16,838,088   $     99,848,332
                                                                         ================   ================   ================

                                                                             Templeton        VALIC Company II
                                                                              Foreign       International Small
                                                                               Fund           Cap Equity Fund
                                                                         ----------------   -------------------
                                                                            Division 32         Division 33
                                                                         ----------------   -------------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value                  $    545,727,394     $    24,572,038
   Balance Due From (To) VALIC General Account, Net                               671,584               7,643
   Receivable (Payable) For Mutual Fund Sales (Purchases)                       4,648,423             308,128
                                                                         ----------------     ---------------
Net Assets                                                               $    551,047,401     $    24,887,809
                                                                         ================     ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of Applicable
      Contract Loans - Partial Withdrawals with Right of Reinvestment)   $    550,914,785     $    24,887,809
   Reserves For Annuity Contracts On Benefit                                      132,616                  --
                                                                         ----------------     ---------------
Total Contract Owner Reserves                                                 551,047,401          24,887,809
   Capital Surplus                                                                     --                  --
                                                                         ----------------     ---------------
Total Contract Owner Reserves and Capital Surplus                        $    551,047,401     $    24,887,809
                                                                         ================     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding                                        $    550,914,785     $    24,887,809
   Contracts in Payout (Annuitization) Period                                     132,616                  --
   Funds Retained in Separate Account A by VALIC                                       --                  --
                                                                         ----------------     ---------------
Total Net Assets                                                         $    551,047,401     $    24,887,809
                                                                         ================     ===============
Total Units Outstanding                                                   312,327,230.069      18,382,925.954
                                                                         ================     ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                                           $      9,759,242     $       314,567
Expenses:
   Mortality And Expense Risk Charge                                            5,703,931             218,704
   Reimbursements Of Expenses                                                  (1,173,204)            (56,730)
                                                                         ----------------     ---------------
Net Investment Income (Loss)                                             $      5,228,515     $       152,593
                                                                         ----------------     ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                    $     10,399,440     $     1,216,533
   Realized Gain Distributions From Mutual Funds                                  848,156             144,019
                                                                         ----------------     ---------------
Net Realized Gains (Losses)                                                    11,247,596           1,360,552
                                                                         ----------------     ---------------
Net Change in Unrealized Appreciation (Depreciation) During The Period         62,155,951           2,356,920
                                                                         ----------------     ---------------
Increase (Decrease) In Net Assets From Operations                        $     78,632,062     $     3,870,065
                                                                         ================     ===============

                                                                         VALIC Company II   VALIC Company II
                                                                         Small Cap Growth   small Cap Value
                                                                               Fund              Fund
                                                                         ----------------   ----------------
                                                                            Division 35        Division 36
                                                                         ----------------   ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value                   $    42,219,736    $    91,702,625
   Balance Due From (To) VALIC General Account, Net                                  (315)           28,285
   Receivable (Payable) For Mutual Fund Sales (Purchases)                         319,097            443,463
                                                                          ---------------    ---------------
Net Assets                                                                $    42,538,518    $    92,174,373
                                                                          ===============    ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of Applicable
      Contract Loans - Partial Withdrawals with Right of Reinvestment)    $    42,520,442    $    92,136,555
   Reserves For Annuity Contracts On Benefit                                       18,076             37,818
                                                                          ---------------    ---------------
Total Contract Owner Reserves                                                  42,538,518         92,174,373
   Capital Surplus                                                                     --                 --
                                                                          ---------------    ---------------
Total Contract Owner Reserves and Capital Surplus                         $    42,538,518    $    92,174,373
                                                                          ===============    ===============
Net Assets Attributable To:
   Accumulation Units Outstanding                                         $    42,520,442    $    92,136,555
   Contracts in Payout (Annuitization) Period                                      18,076             37,818
   Funds Retained in Separate Account A by VALIC                                       --                 --
                                                                          ---------------    ---------------
Total Net Assets                                                          $    42,538,518    $    92,174,373
                                                                          ===============    ===============
Total Units Outstanding                                                    29,634,277.145     46,339,165.008
                                                                          ===============    ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                                            $            --    $       489,476
Expenses:
   Mortality And Expense Risk Charge                                              359,667            661,578
   Reimbursements Of Expenses                                                     (95,654)          (176,225)
                                                                          ---------------    ---------------
Net Investment Income (Loss)                                              $      (264,013)   $         4,123
                                                                          ---------------    ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                     $       508,014    $     5,070,043
   Realized Gain Distributions From Mutual Funds                                       --          4,450,423
                                                                          ---------------    ---------------
Net Realized Gains (Losses)                                                       508,014          9,520,466
                                                                          ---------------    ---------------
Net Change in Unrealized Appreciation (Depreciation) During The Period          3,727,562          4,010,059
                                                                          ---------------    ---------------
Increase (Decrease) In Net Assets From Operations                         $     3,971,563    $    13,534,648
                                                                          ===============    ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                             VALIC Company II    VALIC Company II     VALIC Company II     VALIC Company II
                                              Mid Cap Growth      Mid Cap Value     Capital Appreciation   Large Cap Value
                                                   Fund                Fund                 Fund                 Fund
                                             ----------------   -----------------   --------------------   ----------------
                                                Division 37        Division 38           Division 39          Division 40
                                             ----------------   -----------------   --------------------   ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds,
      at Fair Value                           $    47,973,392    $   239,126,252      $    12,431,045       $    44,861,097
   Balance Due From (To) VALIC General
      Account, Net                                     16,289            132,805              (34,423)               69,632
   Receivable (Payable) For Mutual Fund
      Sales (Purchases)                               192,122          1,475,488              175,500             1,074,586
                                              ---------------    ---------------      ---------------       ---------------
Net Assets                                    $    48,181,803    $   240,734,545      $    12,572,122       $    46,005,315
                                              ===============    ===============      ===============       ===============
Contract Owner Reserves and Capital
   Surplus:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial Withdrawals
      with Right of Reinvestment)             $    48,174,823    $   240,651,806      $    12,572,122       $    46,005,315
   Reserves For Annuity Contracts On
      Benefit                                           6,980             82,739                   --                    --
                                              ---------------    ---------------      ---------------       ---------------
Total Contract Owner Reserves                      48,181,803        240,734,545           12,572,122            46,005,315
   Capital Surplus                                         --                 --                   --                    --
                                              ---------------    ---------------      ---------------       ---------------
Total Contract Owner Reserves and Capital
   Surplus                                    $    48,181,803    $   240,734,545      $    12,572,122       $    46,005,315
                                              ===============    ===============      ===============       ===============

Net Assets Attributable To:
   Accumulation Units Outstanding             $    48,174,823    $   240,651,806      $    12,572,122       $    46,005,315
   Contracts in Payout (Annuitization)
      Period                                            6,980             82,739                   --                    --
   Funds Retained in Separate Account A
      by VALIC                                             --                 --                   --                    --
                                              ---------------    ---------------      ---------------       ---------------
Total Net Assets                              $    48,181,803    $   240,734,545      $    12,572,122       $    46,005,315
                                              ===============    ===============      ===============       ===============
Total Units Outstanding                        46,181,191.248     90,191,370.881       13,388,320.418        27,681,275.708
                                              ===============    ===============      ===============       ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                $            --    $       330,111      $        36,013       $       552,406
Expenses:
   Mortality And Expense Risk Charge                  429,280          1,788,153              100,593               383,622
   Reimbursements Of Expenses                        (111,455)          (468,925)             (29,718)             (100,276)
                                              ---------------    ---------------      ---------------       ---------------
Net Investment Income (Loss)                  $      (317,825)   $      (989,117)     $       (34,862)      $       269,060
                                              ---------------    ---------------      ---------------       ---------------
Net Realized Gains (Losses) On
   Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                             $    (1,202,550)   $     8,206,748      $    (1,947,408)      $     3,266,003
   Realized Gain Distributions From
      Mutual Funds                                         --         19,470,933                   --             1,883,954
                                              ---------------    ---------------      ---------------       ---------------
Net Realized Gains (Losses)                        (1,202,550)        27,677,681           (1,947,408)            5,149,957
                                              ---------------    ---------------      ---------------       ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                 6,638,085          3,593,344            2,994,564                37,045
                                              ---------------    ---------------      ---------------       ---------------
Increase (Decrease) In Net Assets From
   Operations                                 $     5,117,710    $    30,281,908      $     1,012,294       $     5,456,062
                                              ===============    ===============      ===============       ===============

                                               VALIC Company II     VALIC Company II    VALIC Company I
                                             Socially Responsible   Money Market II         Growth
                                                     Fund                 Fund               Fund
                                             --------------------   ----------------   -----------------
                                                  Division 41          Division 44     Division 45 /(1)/
                                             --------------------   ----------------   -----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds,
      at Fair Value                             $    93,677,565      $    65,499,504       $      --
   Balance Due From (To) VALIC General
      Account, Net                                      282,064               57,338              --
   Receivable (Payable) For Mutual Fund
      Sales (Purchases)                                (116,380)             695,251              --
                                                ---------------      ---------------       ---------
Net Assets                                      $    93,843,249      $    66,252,093       $      --
                                                ===============      ===============       =========
Contract Owner Reserves and Capital
   Surplus:
   Reserves For Redeemable Annuity
      Contracts (Net of Applicable
      Contract Loans - Partial Withdrawals
      with Right of Reinvestment)               $    93,843,249      $    66,191,110       $      --
   Reserves For Annuity Contracts On
      Benefit                                                --               60,983              --
                                                ---------------      ---------------       ---------
Total Contract Owner Reserves                        93,843,249           66,252,093              --
   Capital Surplus                                           --                   --              --
                                                ---------------      ---------------       ---------
Total Contract Owner Reserves and Capital
   Surplus                                      $    93,843,249      $    66,252,093       $      --
                                                ===============      ===============       =========

Net Assets Attributable To:
   Accumulation Units Outstanding               $    93,843,249      $    66,191,110       $      --
   Contracts in Payout (Annuitization)
      Period                                                 --               60,983              --
   Funds Retained in Separate Account A
      by VALIC                                               --                   --              --
                                                ---------------      ---------------       ---------
Total Net Assets                                $    93,843,249      $    66,252,093       $      --
                                                ===============      ===============       =========
Total Units Outstanding                          75,008,207.535       57,593,479.104              --
                                                ===============      ===============       =========

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                  $       494,048      $       587,342       $      --
Expenses:
   Mortality And Expense Risk Charge                    329,202              678,056          11,222
   Reimbursements Of Expenses                           (85,823)            (175,070)             --
                                                ---------------      ---------------       ---------
Net Investment Income (Loss)                    $       250,669      $        84,356       $ (11,222)
                                                ---------------      ---------------       ---------
Net Realized Gains (Losses) On
   Investments:
   Net Realized Gains (Losses) on Sale of
      Fund Shares                               $      (405,851)     $            --       $  27,231
   Realized Gain Distributions From
      Mutual Funds                                           --                   --              --
                                                ---------------      ---------------       ---------
Net Realized Gains (Losses)                            (405,851)                  --          27,231
                                                ---------------      ---------------       ---------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                   4,360,830                   --        (144,627)
                                                ---------------      ---------------       ---------
Increase (Decrease) In Net Assets From
   Operations                                   $     4,205,648      $        84,356       $(128,618)
                                                ===============      ===============       =========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                     VALIC Company I          Janus           VALIC Company II   VALIC Company II
                                                   Nasdaq-100(R) Index   Adviser Worldwide   Aggressive Growth    Moderate Growth
                                                          Fund                 Fund            Lifestyle Fund     Lifestyle Fund
                                                   -------------------   -----------------   -----------------   ----------------
                                                       Division 46         Division 47          Division 48         Division 49
                                                   -------------------   -----------------   -----------------   ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at
      Fair Value                                     $     96,495,021     $    38,569,070     $    35,658,755     $    62,528,310
   Balance Due From (To) VALIC General Account,
      Net                                                    (170,323)             (1,217)             65,287              50,654
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                             787,079             228,462             107,418             204,090
                                                     ----------------     ---------------     ---------------     ---------------
Net Assets                                           $     97,111,777     $    38,796,315     $    35,831,460     $    62,783,054
                                                     ================     ===============     ===============     ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
      (Net of Applicable Contract Loans -
      Partial Withdrawals with Right of
      Reinvestment)                                  $     97,111,777     $    38,789,351     $    34,831,619     $    62,783,054
   Reserves For Annuity Contracts On Benefit                       --               6,964                  --                  --
                                                     ----------------     ---------------     ---------------     ---------------
Total Contract Owner Reserves                              97,111,777          38,796,315          34,831,619          62,783,054
   Capital Surplus                                                 --                  --             999,841                  --
                                                     ----------------     ---------------     ---------------     ---------------
Total Contract Owner Reserves and Capital
   Surplus                                           $     97,111,777     $    38,796,315     $    35,831,460     $    62,783,054
                                                     ================     ===============     ===============     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding                    $     97,111,777     $    38,789,351     $    34,831,619     $    62,783,054
   Contracts in Payout (Annuitization) Period                      --               6,964                  --                  --
   Funds Retained in Separate Account A by VALIC                   --                  --             999,841                  --
                                                     ----------------     ---------------     ---------------     ---------------
Total Net Assets                                     $     97,111,777     $    38,796,315     $    35,831,460     $    62,783,054
                                                     ================     ===============     ===============     ===============
Total Units Outstanding                               205,478,010.051      58,804,532.013      23,935,036.741      40,377,985.324
                                                     ================     ===============     ===============     ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                       $        513,142     $       137,066     $       386,089     $     1,126,908
Expenses:
   Mortality And Expense Risk Charge                          864,731             472,873             282,787             501,353
   Reimbursements Of Expenses                                      --             (97,220)            (74,847)           (133,893)
                                                     ----------------     ---------------     ---------------     ---------------
Net Investment Income (Loss)                         $       (351,589)    $      (238,587)    $       178,149     $       759,448
                                                     ----------------     ---------------     ---------------     ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                         $      7,840,515     $      (483,172)    $       291,196     $       856,425
   Realized Gain Distributions From Mutual Funds                   --                  --                  --                  --
                                                     ----------------     ---------------     ---------------     ---------------
Net Realized Gains (Losses)                                 7,840,515            (483,172)            291,196             856,425
                                                     ----------------     ---------------     ---------------     ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                            19,079           1,993,633           3,662,921           4,211,765
                                                     ----------------     ---------------     ---------------     ---------------
Increase (Decrease) In Net Assets From
   Operations                                        $      7,508,005     $     1,271,874     $     4,132,266     $     5,827,638
                                                     ================     ===============     ===============     ===============

                                                     VALIC Company II    Vanguard LifeStrategy   Vanguard LifeStrategy
                                                   Conservative Growth           Growth             Moderate Growth
                                                      Lifestyle Fund              Fund                    Fund
                                                   -------------------   ---------------------   ---------------------
                                                        Division 50           Division 52             Division 53
                                                   -------------------   ---------------------   ---------------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at
      Fair Value                                     $    28,400,711        $    71,438,016         $    88,306,578
   Balance Due From (To) VALIC General Account,
      Net                                                     62,714                 90,774                  88,171
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                             36,394                703,423               1,123,141
                                                     ---------------        ---------------         ---------------
Net Assets                                           $    28,499,819        $    72,232,213         $    89,517,890
                                                     ===============        ===============         ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
      (Net of Applicable Contract Loans -
      Partial Withdrawals with Right of
      Reinvestment)                                  $    27,428,545        $    72,203,704         $    89,506,859
   Reserves For Annuity Contracts On Benefit                      --                 28,509                  11,031
                                                     ---------------        ---------------         ---------------
Total Contract Owner Reserves                             27,428,545             72,232,213              89,517,890
   Capital Surplus                                         1,071,274                     --                      --
                                                     ---------------        ---------------         ---------------
Total Contract Owner Reserves and Capital
   Surplus                                           $    28,499,819        $    72,232,213         $    89,517,890
                                                     ===============        ===============         ===============
Net Assets Attributable To:
   Accumulation Units Outstanding                    $    27,428,545        $    72,203,704         $    89,506,859
   Contracts in Payout (Annuitization) Period                     --                 28,509                  11,031
   Funds Retained in Separate Account A by VALIC           1,071,274                     --                      --
                                                     ---------------        ---------------         ---------------
Total Net Assets                                     $    28,499,819        $    72,232,213         $    89,517,890
                                                     ===============        ===============         ===============
Total Units Outstanding                               17,680,400.116         53,842,530.214          66,183,517.125
                                                     ===============        ===============         ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                       $       749,732        $     1,326,664         $     2,057,836
Expenses:
   Mortality And Expense Risk Charge                         227,604                696,260                 854,706
   Reimbursements Of Expenses                                (60,248)                    --                      --
                                                     ---------------        ---------------         ---------------
Net Investment Income (Loss)                         $       582,376        $       630,404         $     1,203,130
                                                     ---------------        ---------------         ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                         $       536,190        $     4,511,605         $     4,933,118
   Realized Gain Distributions From Mutual Funds                  --                     --                      --
                                                     ---------------        ---------------         ---------------
Net Realized Gains (Losses)                                  536,190              4,511,605               4,933,118
                                                     ---------------        ---------------         ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                        1,162,170              2,042,776               1,313,707
                                                     ---------------        ---------------         ---------------
Increase (Decrease) In Net Assets From
   Operations                                        $     2,280,736        $     7,184,785         $     7,449,955
                                                     ===============        ===============         ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                   Vanguard LifeStrategy     Evergreen          Evergreen        Evergreen
                                                    Conservative Growth    Special Values    Growth & Income   Equity Income
                                                            Fund                Fund              Fund              Fund
                                                   ---------------------  ----------------  ----------------  ---------------
                                                        Division 54          Division 55       Division 56      Division 57
                                                   ---------------------  ----------------  ----------------  ---------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                           $    36,592,812     $    222,790,671  $    101,040,166  $    59,178,286
   Balance Due From (To) VALIC General Account,
      Net                                                       4,399              268,303           250,195           56,843
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                             459,271            1,381,064           (32,143)         218,086
                                                      ---------------     ----------------  ----------------  ---------------
Net Assets                                            $    37,056,482     $    224,440,038  $    101,258,218  $    59,453,215
                                                      ===============     ================  ================  ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
      of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)         $    37,056,482     $    224,327,854  $    101,258,218  $    59,453,215
   Reserves For Annuity Contracts On Benefit                       --              112,184                --               --
                                                      ---------------     ----------------  ----------------  ---------------
Total Contract Owner Reserves                              37,056,482          224,440,038       101,258,218       59,453,215
   Capital Surplus                                                 --                   --                --               --
                                                      ---------------     ----------------  ----------------  ---------------
Total Contract Owner Reserves and Capital Surplus     $    37,056,482     $    224,440,038  $    101,258,218  $    59,453,215
                                                      ===============     ================  ================  ===============

Net Assets Attributable To:
   Accumulation Units Outstanding                     $    37,056,482     $    224,327,854  $    101,258,218  $    59,453,215
   Contracts in Payout (Annuitization) Period                      --              112,184                --               --
   Funds Retained in Separate Account A by VALIC                   --                   --                --               --
                                                      ---------------     ----------------  ----------------  ---------------
Total Net Assets                                      $    37,056,482     $    224,440,038  $    101,258,218  $    59,453,215
                                                      ===============     ================  ================  ===============
Total Units Outstanding                                27,718,882.536      123,345,415.730   100,628,076.854   49,455,082.297
                                                      ===============     ================  ================  ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

Investment Income:
   Dividends From Mutual Funds                        $       953,173     $      1,468,425  $        324,611  $       632,931
Expenses:
   Mortality And Expense Risk Charge                          367,240            2,117,032           599,414          461,746
   Reimbursements Of Expenses                                      --             (434,525)         (120,865)         (93,551)
                                                      ---------------     ----------------  ----------------  ---------------
Net Investment Income (Loss)                          $       585,933     $       (214,082) $       (153,938) $       264,736
                                                      ---------------     ----------------  ----------------  ---------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                          $     1,091,728     $      3,904,939  $        665,865  $       797,211
   Realized Gain Distributions From Mutual Funds                   --            8,793,084         4,229,629        1,849,454
                                                      ---------------     ----------------  ----------------  ---------------
Net Realized Gains (Losses)                                 1,091,728           12,698,023         4,895,494        2,646,665
                                                      ---------------     ----------------  ----------------  ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                           537,709           20,271,630         1,551,817        2,344,640
                                                      ---------------     ----------------  ----------------  ---------------
Increase (Decrease) In Net Assets From Operations     $     2,215,370     $     32,755,571  $      6,293,373  $     5,256,041
                                                      ===============     ================  ================  ===============

                                                   VALIC Company II  VALIC Company II  VALIC Company II
                                                       Core Bond       Strategic Bond   High Yield Bond
                                                         Fund              Fund              Fund
                                                   ----------------  ----------------  ----------------
                                                      Division 58       Division 59       Division 60
                                                   ----------------  ----------------  ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                        $    41,882,145   $    91,514,359   $    66,980,306
   Balance Due From (To) VALIC General Account,
      Net                                                  (25,105)          184,571           106,830
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                          342,223           587,675           693,277
                                                   ---------------   ---------------   ---------------
Net Assets                                         $    42,199,263   $    92,286,605   $    67,780,413
                                                   ===============   ===============   ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net
      of Applicable Contract Loans - Partial
      Withdrawals with Right of Reinvestment)      $    42,181,840   $    92,261,133   $    67,778,947
   Reserves For Annuity Contracts On Benefit                17,423            25,472             1,466
                                                   ---------------   ---------------    --------------
Total Contract Owner Reserves                           42,199,263        92,286,605        67,780,413
   Capital Surplus                                              --                --                --
                                                   ---------------   ---------------   ---------------
Total Contract Owner Reserves and Capital Surplus  $    42,199,263   $    92,286,605   $    67,780,413
                                                   ===============   ===============   ===============

Net Assets Attributable To:
   Accumulation Units Outstanding                  $    42,181,840   $    92,261,133   $    67,778,947
   Contracts in Payout (Annuitization) Period               17,423            25,472             1,466
   Funds Retained in Separate Account A by VALIC                --                --                --
                                                   ---------------   ---------------   ---------------
Total Net Assets                                   $    42,199,263   $    92,286,605   $    67,780,413
                                                   ===============   ===============   ===============
Total Units Outstanding                             31,363,550.223    55,555,538.654    44,312,567.210
                                                   ===============   ===============   ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

Investment Income:
   Dividends From Mutual Funds                     $     1,481,361   $     4,161,591   $     4,758,858
Expenses:
   Mortality And Expense Risk Charge                       312,829           691,183           498,967
   Reimbursements Of Expenses                              (86,925)         (176,498)         (127,288)
                                                   ---------------   ---------------   ---------------
Net Investment Income (Loss)                       $     1,255,457   $     3,646,906   $     4,387,179
                                                   ---------------   ---------------   ---------------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund
      Shares                                       $       161,819   $     1,649,001   $     1,441,414
   Realized Gain Distributions From Mutual Funds           117,587         2,019,672         1,333,008
                                                   ---------------   ---------------   ---------------
Net Realized Gains (Losses)                                279,406         3,668,673         2,774,422
                                                   ---------------   ---------------   ---------------
Net Change in Unrealized Appreciation
   (Depreciation) During The Period                         51,515           153,632           807,979
                                                   ---------------   ---------------   ---------------
Increase (Decrease) In Net Assets From Operations  $     1,586,378   $     7,469,211   $     7,969,580
                                                   ===============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                              AIM Large      Credit Suisse        MSIF Trust
                                                             Janus           Cap Growth     Small Cap Growth    Mid Cap Growth
                                                              Fund              Fund              Fund            Portfolio
                                                        ---------------   ---------------   ----------------   ----------------
                                                          Division 61       Division 62       Division 63         Division 64
                                                        ---------------   ---------------   ----------------   ----------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                             $    54,444,454   $    15,756,615    $    57,452,043   $     70,176,016
   Balance Due From (To) VALIC General Account, Net              21,165             3,260           (108,981)           125,756
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                               312,739           135,863            419,071            194,151
                                                        ---------------   ---------------    ---------------   ----------------
Net Assets                                              $    54,778,358   $    15,895,738    $    57,762,133   $     70,495,923
                                                        ===============   ===============    ===============   ================

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                       $    54,778,358   $    15,886,746    $    57,762,133   $     70,481,560
   Reserves For Annuity Contracts On Benefit                         --             8,992                 --             14,363
                                                        ---------------   ---------------    ---------------   ----------------
Total Contract Owner Reserves                                54,778,358        15,895,738         57,762,133         70,495,923
   Capital Surplus                                                   --                --                 --                 --
                                                        ---------------   ---------------    ---------------   ----------------
Total Contract Owner Reserves and Capital Surplus       $    54,778,358   $    15,895,738    $    57,762,133   $     70,495,923
                                                        ===============   ===============    ===============   ================

Net Assets Attributable To:
   Accumulation Units Outstanding                       $    54,778,358   $    15,886,746    $    57,762,133   $     70,481,560
   Contracts in Payout (Annuitization) Period                        --             8,992                 --             14,363
   Funds Retained in Separate Account A by VALIC                     --                --                 --                 --
                                                        ---------------   ---------------    ---------------   ----------------
Total Net Assets                                        $    54,778,358   $    15,895,738    $    57,762,133   $     70,495,923
                                                        ===============   ===============    ===============   ================

Total Units Outstanding                                  90,681,945.239    53,052,946.447     68,155,936.902    101,121,528.400
                                                        ===============   ===============    ===============   ================

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                          $            --   $            --    $           --    $             --
Expenses:
   Mortality And Expense Risk Charge                            655,992           168,128            632,490            602,818
   Reimbursements Of Expenses                                  (135,622)          (35,012)          (129,280)          (124,842)
                                                        ---------------   ---------------    ---------------   ----------------
Net Investment Income (Loss)                            $      (520,370)  $      (133,116)   $      (503,210)  $       (477,976)
                                                        ---------------   ---------------    ---------------   ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares   $      (819,384)  $      (246,395)   $     3,646,061   $      1,267,963
   Realized Gain Distributions From Mutual Funds                     --                --                 --                 --
                                                        ---------------   ---------------    ---------------   ----------------
Net Realized Gains (Losses)                                    (819,384)         (246,395)         3,646,061          1,267,963
                                                        ---------------   ---------------    ---------------   ----------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                          3,204,809         1,513,800            931,755          9,459,893
                                                        ---------------   ---------------    ---------------   ----------------
Increase (Decrease) In Net Assets From Operations       $     1,865,055   $     1,134,289    $     4,074,606   $     10,249,880
                                                        ===============   ===============    ===============   ================

                                                            Evergreen             SIT               SIT
                                                         Special Equity    Small Cap Growth    Mid Cap Growth
                                                              Fund               Fund               Fund
                                                        ----------------   ----------------   ---------------
                                                            Division 65        Division 66      Division 67
                                                        ----------------   ----------------   ---------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                             $     44,053,149   $     83,847,575   $    21,325,114
   Balance Due From (To) VALIC General Account, Net              (92,150)            13,068            (2,955)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                                229,154            958,699           146,833
                                                        ----------------   ----------------   ---------------
Net Assets                                              $     44,190,153   $     84,819,342   $    21,468,992
                                                        ================   ================   ===============

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable Contract Loans - Partial Withdrawals
      with Right of Reinvestment)                       $     44,174,011   $     84,812,098   $    21,465,948
   Reserves For Annuity Contracts On Benefit                      16,142              7,244             3,044
                                                        ----------------   ----------------   ---------------
Total Contract Owner Reserves                                 44,190,153         84,819,342        21,468,992
   Capital Surplus                                                    --                 --                --
                                                        ----------------   ----------------   ---------------
Total Contract Owner Reserves and Capital Surplus       $     44,190,153   $     84,819,342   $    21,468,992
                                                        ================   ================   ===============

Net Assets Attributable To:
   Accumulation Units Outstanding                       $     44,174,011   $     84,812,098   $    21,465,948
   Contracts in Payout (Annuitization) Period                     16,142              7,244             3,044
   Funds Retained in Separate Account A by VALIC                      --                 --                --
                                                        ----------------   ----------------   ---------------
Total Net Assets                                        $     44,190,153   $     84,819,342   $    21,468,992
                                                        ================   ================   ===============

Total Units Outstanding                                  47,897,152.243     133,858,125.731    37,106,632.401
                                                        ================   ================   ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                          $             --   $             --                --
Expenses:
   Mortality And Expense Risk Charge                             519,408            923,859           224,685
   Reimbursements Of Expenses                                   (107,032)          (188,979)          (45,919)
                                                        ----------------   ----------------   ---------------
Net Investment Income (Loss)                            $       (412,376)  $       (734,880)  $      (178,766)
                                                        ----------------   ----------------   ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares   $      2,608,582   $      1,547,277   $       689,797
   Realized Gain Distributions From Mutual Funds                      --                 --                --
                                                        ----------------   ----------------   ---------------
Net Realized Gains (Losses)                                    2,608,582          1,547,277           689,797
                                                        ----------------   ----------------   ---------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                            (655,444)         3,819,393         2,261,310
                                                        ----------------   ----------------   ---------------
Increase (Decrease) In Net Assets From Operations       $      1,540,762   $      4,631,790   $     2,772,341
                                                        ================   ================   ===============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                                 Ariel          Lou Holland      Dreyfus BASIC
                                                             Ariel           Appreciation         Growth         U.S. Mortgage
                                                             Fund                Fund              Fund         Securities Fund
                                                        ----------------   ----------------   ---------------   ---------------
                                                          Division 68         Division 69       Division 70       Division 71
                                                        ----------------   ----------------   ---------------   ---------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                             $    523,918,471   $    430,032,418   $    33,601,674   $    95,776,814
   Balance Due From (To) VALIC General Account, Net              363,300           (129,438)           25,162          (141,688)
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                              3,478,938          2,891,983           197,871         1,134,479
                                                        ----------------   ----------------   ---------------   ---------------
Net Assets                                              $    527,760,709   $    432,794,963   $    33,824,707   $    96,769,605
                                                        ================   ================   ===============   ===============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable
      Contract Loans - Partial Withdrawals with Right
         of Reinvestment)                               $    527,461,497   $    432,216,993   $    33,816,542   $    96,750,876
   Reserves For Annuity Contracts On Benefit                     299,212            577,970             8,165            18,729
                                                        ----------------   ----------------   ---------------   ---------------
Total Contract Owner Reserves                                527,760,709        432,794,963        33,824,707        96,769,605
   Capital Surplus                                                    --                 --                --                --
                                                        ----------------   ----------------   ---------------   ---------------
Total Contract Owner Reserves and Capital Surplus       $    527,760,709   $    432,794,963   $    33,824,707   $    96,769,605
                                                        ================   ================   ===============   ===============
Net Assets Attributable To:
   Accumulation Units Outstanding                       $    527,461,497   $    432,216,993   $    33,816,542   $    96,750,876
   Contracts in Payout (Annuitization) Period                    299,212            577,970             8,165            18,729
   Funds Retained in Separate Account A by VALIC                      --                 --                --                --
                                                        ----------------   ----------------   ---------------   ---------------
Total Net Assets                                        $    527,760,709   $    432,794,963   $    33,824,707   $    96,769,605
                                                        ================   ================   ===============   ===============
Total Units Outstanding                                  291,622,629.036    273,688,441.242    35,830,063.018    77,961,883.781
                                                        ================   ================   ===============   ===============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                          $        226,553   $        414,802   $        86,657   $     4,576,323
Expenses:
   Mortality And Expense Risk Charge                           4,643,191          4,581,106           339,251         1,199,882
   Reimbursements Of Expenses                                   (955,639)          (939,688)          (69,703)         (244,904)
                                                        ----------------   ----------------   ---------------   ---------------
Net Investment Income (Loss)                            $     (3,460,999)  $     (3,226,616)  $      (182,891)  $     3,621,345
                                                        ----------------   ----------------   ---------------   ---------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares   $      7,732,259   $      7,777,640   $     1,501,323   $      (529,908)
   Realized Gain Distributions From Mutual Funds              16,269,792         10,500,528           275,509           986,983
                                                        ----------------   ----------------   ---------------   ---------------
Net Realized Gains (Losses)                                   24,002,051         18,278,168         1,776,832           457,075
                                                        ----------------   ----------------   ---------------   ---------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                          55,669,739         30,046,605         1,472,139        (2,314,004)
                                                        ----------------   ----------------   ---------------   ---------------
Increase (Decrease) In Net Assets From Operations       $     76,210,791   $     45,098,157   $     3,066,080   $     1,764,416
                                                        ================   ================   ===============   ===============

                                                         VALIC Company I    VALIC Company I   VALIC Company I
                                                        Blue Chip Growth    Health Sciences        Value
                                                              Fund               Fund              Fund
                                                        ----------------   ----------------   ---------------
                                                           Division 72        Division 73       Division 74
                                                        ----------------   ----------------   ---------------
STATEMENT OF NET ASSETS
As of December 31, 2004
-----------------------

Assets:
   Investments in Shares Of Mutual Funds, at Fair
      Value                                              $    48,393,967   $    162,276,980    $   18,880,355
   Balance Due From (To) VALIC General Account, Net                   74             30,289           121,092
   Receivable (Payable) For Mutual Fund Sales
      (Purchases)                                                870,748          1,133,402           (52,903)
                                                         ---------------   ----------------    --------------
Net Assets                                               $    49,264,789   $    163,440,671    $   18,948,544
                                                         ===============   ================    ==============
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of
      Applicable
      Contract Loans - Partial Withdrawals with Right
         of Reinvestment)                                $    46,808,311   $    163,391,909    $    7,164,998
   Reserves For Annuity Contracts On Benefit                       7,336             48,762                --
                                                         ---------------   ----------------    --------------
Total Contract Owner Reserves                                 46,815,647        163,440,671         7,164,998
   Capital Surplus                                             2,449,142                 --        11,783,546
                                                         ---------------   ----------------    --------------
Total Contract Owner Reserves and Capital Surplus        $    49,264,789   $    163,440,671    $   18,948,544
                                                         ===============   ================    ==============
Net Assets Attributable To:
   Accumulation Units Outstanding                        $    46,808,311   $    163,391,909    $    7,164,998
   Contracts in Payout (Annuitization) Period                      7,336             48,762                --
   Funds Retained in Separate Account A by VALIC               2,449,142                 --        11,783,546
                                                         ---------------   ----------------    --------------
Total Net Assets                                         $    49,264,789   $    163,440,671    $   18,948,544
                                                         ===============   ================    ==============
Total Units Outstanding                                   57,056,229.963    161,674,198.480     6,261,056.931
                                                         ===============   ================    ==============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
------------------------------------

Investment Income:
   Dividends From Mutual Funds                           $       168,211   $             --    $       67,649
Expenses:
   Mortality And Expense Risk Charge                             398,396          1,406,228            45,901
   Reimbursements Of Expenses                                         --                 --                --
                                                         ---------------   ----------------    --------------
Net Investment Income (Loss)                             $      (230,185)  $     (1,406,228)   $       21,748
                                                         ---------------   ----------------    --------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares    $     1,371,626   $      5,551,295    $      456,366
   Realized Gain Distributions From Mutual Funds                      --          7,249,566           491,833
                                                         ---------------   ----------------    --------------
Net Realized Gains (Losses)                                    1,371,626         12,800,861           948,199
                                                         ---------------   ----------------    --------------
Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                           2,480,825          5,893,351         1,454,949
                                                         ---------------   ----------------    --------------
Increase (Decrease) In Net Assets From Operations        $     3,622,266   $     17,287,984    $    2,424,896
                                                         ===============   ================    ==============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

               Statements of Net Assets and Operations (Continued)

                                                                    Valic Company I       Valic Company I       Valic Company I
                                                                  Mid Capital Growth   Large Capital Growth   Inflation Protected
                                                                         Fund                  Fund                  Fund
                                                                  ------------------   --------------------   -------------------
                                                                   Division 75 /(2)/     Division 76 /(2)/      Division 77 /(2)/
                                                                  ------------------   --------------------   -------------------
STATEMENT OF NET ASSETS
As of December 31, 2004

Assets:
   Investments in Shares Of Mutual Funds, at Fair Value               $10,101,552           $10,081,068            $5,002,402
   Balance Due From (To) VALIC General Account, Net                            --                    --                    --
   Receivable (Payable) For Mutual Fund Sales (Purchases)                      --                    --                    --
                                                                      -----------           -----------            ----------
Net Assets                                                            $10,101,552           $10,081,068            $5,002,402
                                                                      ===========           ===========            ==========

Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts (Net of Applicable
      Contract Loans - Partial Withdrawals with Right of
      Reinvestment)                                                   $        --           $        --            $       --
   Reserves For Annuity Contracts On Benefit                                   --                    --                    --
                                                                      -----------           -----------            ----------
Total Contract Owner Reserves                                                  --                    --                    --
   Capital Surplus                                                     10,101,552            10,081,068             5,002,402
                                                                      -----------           -----------            ----------
Total Contract Owner Reserves and Capital Surplus                     $10,101,552           $10,081,068            $5,002,402
                                                                      ===========           ===========            ==========

Net Assets Attributable To:
   Accumulation Units Outstanding                                     $        --           $        --            $       --
   Contracts in Payout (Annuitization) Period                                  --                    --                    --
   Funds Retained in Separate Account A by VALIC                       10,101,552            10,081,068             5,002,402
                                                                      -----------           -----------            ----------
Total Net Assets                                                      $10,101,552           $10,081,068            $5,002,402
                                                                      ===========           ===========            ==========
Total Units Outstanding                                                        --                    --                    --
                                                                      ===========           ===========            ==========

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

Investment Income:
   Dividends From Mutual Funds                                        $     1,555           $     1,070            $    7,350
Expenses:
   Mortality And Expense Risk Charge                                           --                    --                    --
   Reimbursements Of Expenses                                                  --                    --                    --
                                                                      -----------           -----------            ----------
Net Investment Income (Loss)                                          $     1,555           $     1,070            $    7,350
                                                                      -----------           -----------            ----------

Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of Fund Shares                 $        --           $        --            $       --
   Realized Gain Distributions From Mutual Funds                               --                    --                    --
                                                                      -----------           -----------            ----------
Net Realized Gains (Losses)                                                    --                    --                    --
                                                                      -----------           -----------            ----------
Net Change in Unrealized Appreciation (Depreciation) During The
   Period                                                                  99,997                79,998                (4,948)
                                                                      -----------           -----------            ----------
Increase (Decrease) In Net Assets From Operations                     $   101,552           $    81,068            $    2,402
                                                                      ===========           ===========            ==========

/(1)/ The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip
     Growth Fund as of August 27, 2004.
/(2)/ Funds commenced operations on December 17, 2004.

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                        Schedule of Portfolio Investments
                                December 31, 2004

                                                                                   Net Asset Value      Net Asset
Underlying Fund                                      Division         Shares          Per Share           Value            Cost
--------------------------------------------------   --------   ----------------   ---------------   --------------   --------------
VALIC Company I Capital Conservation Fund                1           400,957.348       $ 9.73        $    3,901,315   $    3,816,760
VALIC Company I Money Market I Fund                      2         1,804,919.000         1.00             1,804,919        1,804,919
VALIC Company I Mid Cap Index Fund                       4        84,807,523.427        21.30         1,806,400,249    1,549,317,349
VALIC Company I Asset Allocation Fund                    5        15,955,891.325        12.45           198,650,847      196,179,132
VALIC Company I Money Market I Fund                      6       329,953,166.000         1.00           329,953,166      329,953,166
VALIC Company I Capital Conservation Fund                7         8,495,458.582         9.73            82,660,812       82,236,037
VALIC Company I Government Securities Fund               8        12,330,758.234        10.08           124,294,043      130,007,261
VALIC Company I Stock Index Fund                        10A        7,838,025.877        32.77           256,852,108      202,993,696
VALIC Company I Stock Index Fund                        10B          672,693.042        32.77            22,044,151       17,270,716
VALIC Company I Stock Index Fund                        10C      122,586,485.566        32.77         4,017,159,132    3,239,928,057
VALIC Company I Stock Index Fund                        10D          892,900.885        32.77            29,260,362       24,424,057
VALIC Company I International Equities Fund             11        47,943,694.402         7.86           376,837,438      323,243,064
VALIC Company I Social Awareness Fund                   12        21,035,953.147        19.70           414,408,277      397,724,916
VALIC Company I International Government Bond Fund      13        11,473,514.222        13.50           154,892,442      145,905,803
VALIC Company I Small Cap Index Fund                    14        40,575,883.541        16.04           650,837,172      543,748,450
VALIC Company I Core Equity Fund                        15        46,985,291.419        12.47           585,906,584      674,116,207
VALIC Company I Growth & Income Fund                    16        11,763,541.690        14.20           167,042,292      175,118,256
VALIC Company I Science & Technology Fund               17       116,342,213.660        11.42         1,328,628,080    2,115,612,214
VALIC Company I Small Cap Fund                          18        58,457,942.718        11.33           662,328,491      551,186,169
Templeton Global Asset Allocation Fund                  19        17,723,922.643        21.11           374,152,007      328,321,813
VALIC Company I International Growth I Fund             20        48,495,175.357         8.40           407,359,473      392,505,827
VALIC Company I Income & Growth Fund                    21        24,208,016.349         9.97           241,353,923      218,011,475
Vanguard Long-Term Investment Grade Fund                22        20,447,655.707         9.55           195,275,112      186,801,589
Vanguard Long-Term Treasury Fund                        23        25,650,734.492        11.51           295,239,954      292,899,834
Vanguard Windsor II Fund                                24        44,673,944.712        30.73         1,372,830,321    1,175,455,507
Vanguard Wellington Fund                                25        37,857,581.020        30.19         1,142,920,371    1,052,768,185
Putnam New Opportunities Fund                           26        14,880,591.428        41.53           617,990,962      754,052,428
Putnam OTC & Emerging Growth Fund                       27        29,145,353.741         7.35           214,218,350      231,970,418
Putnam Global Equity Fund                               28        46,410,658.107         8.45           392,170,061      477,018,705
VALIC Company I Large Cap Growth Fund                   30        62,577,360.731         6.57           411,133,260      508,573,087
American Century Ultra Fund                             31        38,026,045.898        29.50         1,121,768,354    1,157,707,448
Templeton Foreign Fund                                  32        44,368,080.813        12.30           545,727,394      431,370,744
VALIC Company II International Small Cap Equity
   Fund                                                 33         1,991,251.053        12.34            24,572,038       20,704,763
VALIC Company II Small Cap Growth Fund                  35         3,538,955.239        11.93            42,219,736       34,442,738
VALIC Company II Small Cap Value Fund                   36         6,158,671.927        14.89            91,702,625       76,753,723
VALIC Company II Mid Cap Growth Fund                    37         6,833,816.524         7.02            47,973,392       38,961,127

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                  Schedule of Portfolio Investments (Continued)
                                December 31, 2004

                                                                                  Net Asset Value    Net Asset
Underlying Fund                                       Division       Shares          Per Share         Value          Cost
---------------------------------------------------   --------   --------------   ---------------   -----------   -----------
VALIC Company II Mid Cap Value Fund                      38      13,830,321.110        17.29        239,126,252   203,115,357
VALIC Company II Capital Appreciation Fund               39       1,396,746.629         8.90         12,431,045    11,061,935
VALIC Company II Large Cap Value Fund                    40       3,414,086.530        13.14         44,861,097    39,735,474
VALIC Company II Socially Responsible Fund               41       8,326,894.667        11.25         93,677,565    89,622,834
VALIC Company II Money Market II Fund                    44      65,499,504.000         1.00         65,499,504    65,499,642
VALIC Company I Nasdaq-100(R) Index Fund                 46      21,395,791.796         4.51         96,495,021    82,898,586
Janus Adviser Worldwide Fund                             47       1,400,474.582        27.54         38,569,070    36,498,924
VALIC Company II Aggressive Growth Lifestyle Fund        48       3,428,726.442        10.40         35,658,755    29,237,047
VALIC Company II Moderate Growth Lifestyle Fund          49       5,399,681.347        11.58         62,528,310    53,568,084
VALIC Company II Conservative Growth Lifestyle Fund      50       2,702,256.042        10.51         28,400,711    25,682,606
Vanguard LifeStrategy Growth Fund                        52       3,564,771.257        20.04         71,438,016    60,427,057
Vanguard LifeStrategy Moderate Growth Fund               53       4,930,573.869        17.91         88,306,578    78,074,501
Vanguard LifeStrategy Conservative Growth Fund           54       2,397,956.225        15.26         36,592,812    33,625,613
Evergreen Special Values Fund                            55       8,107,375.218        27.48        222,790,671   179,330,727
Evergreen Growth & Income Fund                           56       4,594,823.374        21.99        101,040,166    98,248,202
Evergreen Equity Income Fund                             57       2,521,443.801        23.47         59,178,286    55,012,355
VALIC Company II Core Bond Fund                          58       4,184,030.470        10.01         41,882,145    42,140,724
VALIC Company II Strategic Bond Fund                     59       8,357,475.708        10.95         91,514,359    88,481,341
VALIC Company II High Yield Bond Fund                    60       7,752,350.231         8.64         66,980,306    64,963,644
Janus Fund                                               61       2,215,891.494        24.57         54,444,454    50,581,133
AIM Large Cap Growth Fund                                62       1,577,238.739         9.99         15,756,615    13,757,567
Credit Suisse Small Cap Growth Fund                      63       2,788,934.126        20.60         57,452,043    50,137,139
MSIF Trust Mid Cap Growth Portfolio                      64       3,418,218.022        20.53         70,176,016    55,800,616
Evergreen Special Equity Fund                            65       3,425,594.790        12.86         44,053,149    40,717,316
SIT Small Cap Growth Fund                                66       3,136,834.082        26.73         83,847,575    70,422,762
SIT Mid Cap Growth Fund                                  67       1,926,387.895        11.07         21,325,114    16,977,706
Ariel Fund                                               68       9,853,648.129        53.17        523,918,471   417,085,695
Ariel Appreciation Fund                                  69       9,021,028.278        47.67        430,032,418   340,870,867
Lou Holland Growth Fund                                  70       1,843,207.570        18.23         33,601,674    29,304,091
Dreyfus BASIC U.S. Mortgage Securities Fund              71       6,372,376.181        15.03         95,776,814    98,765,957
VALIC Company I Blue Chip Growth Fund                    72       5,700,113.899         8.49         48,393,967    42,056,630
VALIC Company I Health Sciences Fund                     73      16,163,045.817        10.04        162,276,980   142,505,859
VALIC Company I Value Fund                               74       1,687,252.458        11.19         18,880,355    17,030,621
VALIC Company I Mid Capital Growth Fund/(2)/             75       1,000,153.663        10.10         10,101,552    10,001,555
VALIC Company I Large Capital Growth Fund/(2)/           76       1,000,105.952        10.08         10,081,068    10,001,070
VALIC Company I Inflation Protected Fund/(2)/            77         500,740.941         9.99          5,002,402     5,007,350

/(2)/ Funds commenced operations on December 17, 2004.

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                       Statements of Changes in Net Assets

                                                              VALIC Company I               VALIC Company I
                                                            Capital Conservation          Capital Conservation
                                                                    Fund                          Fund
                                                        ---------------------------   ---------------------------
                                                                 Division 1                    Division 7
                                                        ---------------------------   ---------------------------
                                                           For The        For The        For The       For The
                                                         Year Ended     Year Ended     Year Ended     Year Ended
                                                        December 31,   December 31,   December 31,   December 31,
                                                            2004           2003           2004           2003
                                                        ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                          $  102,065     $   98,676    $ 2,025,309    $ 1,779,353
   Net Realized Gains (Losses) From Securities
      Transactions                                           32,790       (173,400)       769,648      2,034,333
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                      (19,704)       217,041       (362,037)    (1,459,829)
                                                         ----------     ----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations           115,151        142,317      2,432,920      2,353,857
                                                         ----------     ----------    -----------    -----------

Principal Transactions:
   Purchase Payments                                         33,988         56,842      7,786,303      9,748,196
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                     (237,026)      (298,707)    (7,310,863)    (6,730,728)
   Annuity Benefit Payments                                      --             --             --             --
   Amounts Transferred From (To) Other Divisions Or
   VALIC General Account, Net                               (83,128)      (356,718)     3,676,573     (5,659,617)
   Contract Maintenance Charge                               (3,930)        (4,285)       (22,383)       (23,808)
   Return Of Capital To VALIC                                    --             --             --             --
   Capital Contributed By VALIC                                  --             --             --             --
                                                         ----------     ----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                               (290,096)      (602,868)     4,129,630     (2,665,957)
                                                         ----------     ----------    -----------    -----------
Total Increase (Decrease) In Net Assets                    (174,945)      (460,551)     6,562,550       (312,100)

Net Assets:
Beginning Of Period                                       4,075,267      4,535,818     76,312,184     76,624,284
                                                         ----------     ----------    -----------    -----------
End Of Period                                            $3,900,322     $4,075,267    $82,874,734    $76,312,184
                                                         ==========     ==========    ===========    ===========

                                                              VALIC Company I
                                                            Money Market I Fund
                                                                    Fund
                                                        ---------------------------
                                                                 Division 2
                                                        ---------------------------
                                                           For The        For The
                                                         Year Ended     Year Ended
                                                        December 31,   December 31,
                                                            2004           2003
                                                        ------------   ------------
Operations:
   Net Investment Income (Loss)                          $   (4,332)   $   (11,467)
   Net Realized Gains (Losses) From Securities
      Transactions                                               --             --
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                           --             --
                                                         ----------    -----------
Increase (Decrease) In Net Assets From Operations            (4,332)       (11,467)
                                                         ----------    -----------

Principal Transactions:
   Purchase Payments                                         72,598         38,024
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                     (159,368)      (971,394)
   Annuity Benefit Payments                                      --             --
   Amounts Transferred From (To) Other Divisions Or
   VALIC General Account, Net                              (127,116)      (588,620)
   Contract Maintenance Charge                               (1,715)        (2,113)
   Return Of Capital To VALIC                                    --             --
   Capital Contributed By VALIC                                  --             --
                                                         ----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                               (215,601)    (1,524,103)
                                                         ----------    -----------
Total Increase (Decrease) In Net Assets                    (219,933)    (1,535,570)

Net Assets:
Beginning Of Period                                       2,024,367      3,559,937
                                                         ----------    -----------
End Of Period                                            $1,804,434    $ 2,024,367
                                                         ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                               VALIC Company I                  VALIC Company I
                                                             Money Market I Fund                 Mid Cap Index
                                                                     Fund                             Fund
                                                        -----------------------------   -------------------------------
                                                                  Division 6                       Division 4
                                                        -----------------------------   -------------------------------
                                                            For The         For The         For The         For The
                                                          Year Ended      Year Ended      Year Ended       Year Ended
                                                         December 31,    December 31,    December 31,     December 31,
                                                             2004            2003            2004             2003
                                                        -------------   -------------   --------------   --------------
Operations:
   Net Investment Income (Loss)                         $    (536,081)  $  (1,495,672)  $   (2,170,818)  $   (3,208,416)
   Net Realized Gains (Losses) From Securities
      Transactions                                                 --              --       41,593,179          627,367
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                             --              --      189,733,532      339,348,199
                                                        -------------   -------------   --------------   --------------
Increase (Decrease) In Net Assets From Operations            (536,081)     (1,495,672)     229,155,893      336,767,150
                                                        -------------   -------------   --------------   --------------

Principal Transactions:
   Purchase Payments                                      146,268,019     149,272,636      206,166,999      159,993,595
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                    (70,411,586)    (63,344,235)    (118,542,391)     (59,682,521)
   Annuity Benefit Payments                                    (1,481)         (1,539)         (74,789)         (59,102)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                         (123,904,222)   (175,060,351)      85,001,622       44,941,764
   Contract Maintenance Charge                               (141,707)       (155,837)        (418,084)        (355,571)
   Return Of Capital To VALIC                                      --              --               --               --
   Capital Contributed By VALIC                                    --              --               --               --
                                                        -------------   -------------   --------------   --------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                              (48,190,977)    (89,289,326)     172,133,357      144,838,165
                                                        -------------   -------------   --------------   --------------
Total Increase (Decrease) In Net Assets                   (48,727,058)    (90,784,998)     401,289,250      481,605,315

Net Assets:
Beginning Of Period                                       380,464,578     471,249,576    1,412,959,705      931,354,390
                                                        -------------   -------------   --------------   --------------
End Of Period                                           $ 331,737,520   $ 380,464,578   $1,814,248,955   $1,412,959,705
                                                        =============   =============   ==============   ==============

                                                              VALIC Company I
                                                              Asset Allocation
                                                                    Fund
                                                        ---------------------------
                                                                 Division 5
                                                        ---------------------------
                                                           For The        For The
                                                         Year Ended     Year Ended
                                                        December 31,   December 31,
                                                            2004           2003
                                                        ---------------------------
Operations:
   Net Investment Income (Loss)                         $  1,638,189   $  1,447,548
   Net Realized Gains (Losses) From Securities
      Transactions                                         7,640,581        (20,855)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                     4,847,027     26,630,428
                                                        ------------   ------------
Increase (Decrease) In Net Assets From Operations         14,125,797     28,057,121
                                                        ------------   ------------

Principal Transactions:
   Purchase Payments                                      11,962,141      8,475,181
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                   (16,213,015)   (10,599,647)
   Annuity Benefit Payments                                  (22,427)       (20,944)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                           9,690,956     (1,813,088)
   Contract Maintenance Charge                               (56,915)       (57,115)
   Return Of Capital To VALIC                                     --             --
   Capital Contributed By VALIC                                   --             --
                                                        ------------   ------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                               5,360,740     (4,015,613)
                                                        ------------   ------------
Total Increase (Decrease) In Net Assets                   19,486,537     24,041,508

Net Assets:
Beginning Of Period                                      179,689,348    155,647,840
                                                        ------------   ------------
End Of Period                                           $199,175,885   $179,689,348
                                                        ============   ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                              VALIC Company I               VALIC Company I
                                                           Government Securities              Stock Index
                                                                    Fund                          Fund
                                                        ---------------------------   ---------------------------
                                                                 Division 8                   Division 10A
                                                        ---------------------------   ---------------------------
                                                           For The        For The        For The        For The
                                                         Year Ended     Year Ended     Year Ended     Year Ended
                                                        December 31,   December 31,   December 31,   December 31,
                                                            2004           2003           2004           2003
                                                        ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                         $  2,414,391   $  3,433,717   $  1,439,705   $    819,464
   Net Realized Gains (Losses) From Securities
      Transactions                                        (2,041,678)    12,370,640      9,164,495      1,499,665
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                     2,692,425    (15,689,350)    11,943,148     54,508,216
                                                        ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations          3,065,138        115,007     22,547,348     56,827,345
                                                        ------------   ------------   ------------   ------------

Principal Transactions:
   Purchase Payments                                      13,653,241     23,966,984      1,966,085      2,360,406
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                   (13,376,387)   (12,814,175)   (24,080,656)   (20,991,723)
   Annuity Benefit Payments                                   (3,199)        (1,486)      (802,438)      (806,531)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                         (19,747,858)   (36,516,897)    (2,933,712)    (2,815,524)
   Contract Maintenance Charge                               (46,369)       (58,982)            --             --
   Return Of Capital To VALIC                                     --             --             --             --
   Capital Contributed By VALIC                                   --             --             --             --
                                                        ------------   ------------   ------------   ------------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                             (19,520,572)   (25,424,556)   (25,850,721)   (22,253,372)
                                                        ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                  (16,455,434)   (25,309,549)    (3,303,373)    34,573,973

Net Assets:
Beginning Of Period                                      141,389,768    166,699,317    260,142,887    225,568,914
                                                        ------------   ------------   ------------   ------------
End Of Period                                           $124,934,334   $141,389,768   $256,839,514   $260,142,887
                                                        ============   ============   ============   ============

                                                              VALIC Company I
                                                                Stock Index
                                                                    Fund
                                                        ---------------------------
                                                                Division 10B
                                                        ---------------------------
                                                           For The        For The
                                                         Year Ended     Year Ended
                                                        December 31,   December 31,
                                                            2004           2003
                                                        ---------------------------
Operations:
   Net Investment Income (Loss)                         $   255,225    $   205,536
   Net Realized Gains (Losses) From Securities
      Transactions                                          559,528         88,561
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                    1,231,300      4,579,242
                                                        -----------    -----------
Increase (Decrease) In Net Assets From Operations         2,046,053      4,873,339
                                                        -----------    -----------

Principal Transactions:
   Purchase Payments                                          4,744         24,908
   Surrenders Of Accumulation Units By Terminations
      And Withdrawals,                                   (1,351,281)    (1,469,275)
   Annuity Benefit Payments                                (126,126)      (136,148)
   Amounts Transferred From (To) Other Divisions Or
      VALIC General Account, Net                           (141,130)      (525,410)
   Contract Maintenance Charge                                   --             --
   Return Of Capital To VALIC                                    --             --
   Capital Contributed By VALIC                                  --             --
                                                        -----------    -----------
   Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                             (1,613,793)    (2,105,925)
                                                        -----------    -----------
Total Increase (Decrease) In Net Assets                     432,260      2,767,414

Net Assets:
Beginning Of Period                                      21,618,301     18,850,887
                                                        -----------    -----------
End Of Period                                           $22,050,561    $21,618,301
                                                        ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                    VALIC Company I                 VALIC Company I
                                                      Stock Index                     Stock Index
                                                         Fund                            Fund
                                           -------------------------------   ---------------------------
                                                    Division 10C                     Division 10D
                                           -------------------------------   ---------------------------
                                               For The          For The        For The         For The
                                             Year Ended       Year Ended      Year Ended     Year Ended
                                            December 31,     December 31,    December 31,   December 31,
                                               2004              2003            2004           2003
                                           --------------   --------------   ------------   ------------
Operations:
   Net Investment Income (Loss)            $   22,927,114   $   11,921,580   $   161,749    $    88,251
   Net Realized Gains (Losses) From
      Securities Transactions                 111,945,587       13,372,846       725,808        (15,849)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period        211,968,306      743,602,339     1,665,575      6,131,443
                                           --------------   --------------   -----------    -----------
Increase (Decrease) In Net Assets From
   Operations                                 346,841,007      768,896,765     2,553,132      6,203,845
                                           --------------   --------------   -----------    -----------

Principal Transactions:
   Purchase Payments                          370,497,521      355,340,867       273,154        224,591
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,          (325,178,291)    (185,178,183)   (2,149,698)    (1,849,951)
   Annuity Benefit Payments                      (333,718)        (289,645)      (13,540)       (11,889)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                            (43,029,179)     (45,476,946)     (247,677)       357,134
   Contract Maintenance Charge                 (1,254,816)      (1,295,474)      (13,670)       (14,597)
   Return Of Capital To VALIC                          --               --            --             --
   Capital Contributed By VALIC                        --               --            --             --
                                           --------------   --------------   -----------    -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                                701,517      123,100,619    (2,151,431)    (1,294,712)
                                           --------------   --------------   -----------    -----------
Total Increase (Decrease) In Net Assets       347,542,524      891,997,384       401,701      4,909,133

Net Assets:
Beginning Of Period                         3,686,005,856    2,794,008,472    28,854,721     23,945,588
                                           --------------   --------------   -----------    -----------
End Of Period                              $4,033,548,380   $3,686,005,856   $29,256,422    $28,854,721
                                           ==============   ==============   ===========    ===========

                                                  VALIC Company I
                                              International Equities
                                                       Fund
                                           ---------------------------
                                                    Division 11
                                           ---------------------------
                                              For The       For The
                                            Year Ended     Year Ended
                                           December 31,   December 31,
                                               2004           2003
                                           ------------   ------------
Operations:
   Net Investment Income (Loss)            $    998,490   $    520,170
   Net Realized Gains (Losses) From
      Securities Transactions                 6,934,037     11,814,783
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period       38,429,074     14,644,137
                                           ------------   ------------
Increase (Decrease) In Net Assets From
   Operations                                46,361,601     26,979,090
                                           ------------   ------------

Principal Transactions:
   Purchase Payments                         50,139,389      9,513,021
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,         (13,469,856)    (7,054,984)
   Annuity Benefit Payments                     (10,902)        (8,741)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                          173,027,674     17,613,166
   Contract Maintenance Charge                  (73,385)       (46,562)
   Return Of Capital To VALIC                        --             --
   Capital Contributed By VALIC                      --             --
                                           ------------   ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                          209,612,920     20,015,900
                                           ------------   ------------
Total Increase (Decrease) In Net Assets     255,974,521     46,994,990

Net Assets:
Beginning Of Period                         121,878,784     74,883,794
                                           ------------   ------------
End Of Period                              $377,853,305   $121,878,784
                                           ============   ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                  VALIC Company I                VALIC Company I
                                                 Social Awareness            Int'l Government Bond
                                                       Fund                          Fund
                                           ---------------------------   ----------------------------
                                                   Division 12                   Division 13
                                           ---------------------------   ----------------------------
                                              For The        For The        For The         For The
                                            Year Ended     Year Ended      Year Ended     Year Ended
                                           December 31,   December 31,    December 31,   December 31,
                                               2004           2003           2004            2003
                                           ------------   ------------   -------------   ------------
Operations:
   Net Investment Income (Loss)            $  1,039,609   $     58,991   $  6,121,836    $  2,099,763
   Net Realized Gains (Losses) From
      Securities Transactions                (2,753,830)    (8,032,775)    18,295,335      10,995,387
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period       40,100,566     93,393,210    (10,898,600)     10,621,121
                                           ------------   ------------   ------------    ------------
Increase (Decrease) In Net Assets From
   Operations                                38,386,345     85,419,426     13,518,571      23,716,271
                                           ------------   ------------   ------------    ------------

Principal Transactions:
   Purchase Payments                         35,797,003     31,417,731     12,355,921      14,118,660
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,         (27,650,336)   (20,182,278)   (12,110,148)     (9,599,614)
   Annuity Benefit Payments                     (19,225)       (17,201)        (3,632)         (2,654)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                          (29,261,620)   (16,248,716)   (10,695,362)     (3,565,078)
   Contract Maintenance Charge                 (173,080)      (175,607)       (51,969)        (55,650)
   Return Of Capital To VALIC                        --             --             --              --
   Capital Contributed By VALIC                      --             --             --              --
                                           ------------   ------------   ------------    ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                          (21,307,258)    (5,206,071)   (10,505,190)        895,664
                                           ------------   ------------   ------------    ------------
Total Increase (Decrease) In Net Assets      17,079,087     80,213,355      3,013,381      24,611,935

Net Assets:
Beginning Of Period                         398,345,446    318,132,091    152,635,820     128,023,885
                                           ------------   ------------   ------------    ------------
End Of Period                              $415,424,533   $398,345,446   $155,649,201    $152,635,820
                                           ============   ============   ============    ============

                                                 VALIC Company I
                                                 Small Cap Index
                                                      Fund
                                           ---------------------------
                                                   Division 14
                                           ---------------------------
                                              For The       For The
                                            Year Ended     Year Ended
                                           December 31,   December 31,
                                               2004           2003
                                           ------------   ------------
Operations:
   Net Investment Income (Loss)            $   (686,390)  $ (1,205,129)
   Net Realized Gains (Losses) From
      Securities Transactions                 5,481,842     (4,851,556)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period       82,300,912    116,176,590
                                           ------------   ------------
Increase (Decrease) In Net Assets From
   Operations                                87,096,364    110,119,905
                                           ------------   ------------

Principal Transactions:
   Purchase Payments                         89,811,244     51,412,508
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,         (35,987,965)   (14,865,341)
   Annuity Benefit Payments                     (26,187)       (18,994)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                           95,905,952     60,004,912
   Contract Maintenance Charge                 (170,218)      (114,579)
   Return Of Capital To VALIC                        --             --
   Capital Contributed By VALIC                      --             --
                                           ------------   ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                          149,532,826     96,418,506
                                           ------------   ------------
Total Increase (Decrease) In Net Assets     236,629,190    206,538,411

Net Assets:
Beginning Of Period                         416,709,919    210,171,508
                                           ------------   ------------
End Of Period                              $653,339,109   $416,709,919
                                           ============   ============


   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                  VALIC Company I               VALIC Company I
                                                    Core Equity                 Growth & Income
                                                       Fund                          Fund
                                           ---------------------------   ---------------------------
                                                    Division 15                   Division 16
                                           ---------------------------   ---------------------------
                                              For The        For The        For The        For The
                                            Year Ended     Year Ended     Year Ended     Year Ended
                                           December 31,   December 31,   December 31,   December 31,
                                               2004           2003           2004           2003
                                           ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)            $  1,176,149   $    323,020   $    (57,033)  $   (516,008)
   Net Realized Gains (Losses) From
      Securities Transactions               (29,967,264)   (31,466,450)    (8,431,658)    (6,189,736)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period       68,207,193    160,884,147     23,802,379     39,147,316
                                           ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From
   Operations                                39,416,078    129,740,717     15,313,688     32,441,572
                                           ------------   ------------   ------------   ------------

Principal Transactions:
   Purchase Payments                         33,232,093     42,410,640     11,148,802     13,748,708
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,         (46,523,912)   (34,944,318)   (15,339,904)   (10,460,411)
   Annuity Benefit Payments                     (26,762)       (24,750)        (8,757)       (10,770)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                          (61,060,381)   (37,824,988)   (29,097,511)    (2,981,626)
   Contract Maintenance Charge                 (220,476)      (252,801)       (55,954)       (64,672)
   Return Of Capital To VALIC                        --             --             --             --
   Capital Contributed By VALIC                      --             --             --             --
                                           ------------   ------------   ------------   ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                          (74,599,438)   (30,636,217)   (33,353,324)       231,229
                                           ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets     (35,183,360)    99,104,500    (18,039,636)    32,672,801

Net Assets:
Beginning Of Period                         625,526,271    526,421,771    186,306,373    153,633,572
                                           ------------   ------------   ------------   ------------
End Of Period                              $590,342,911   $625,526,271   $168,266,737   $186,306,373
                                           ============   ============   ============   ============

                                                    VALIC Company I
                                                 Science & Technology
                                                         Fund
                                           -------------------------------
                                                      Division 17
                                           -------------------------------
                                               For The          For The
                                             Year Ended       Year Ended
                                            December 31,     December 31,
                                                2004             2003
                                           --------------   --------------
Operations:
   Net Investment Income (Loss)            $  (13,185,321)  $  (11,682,564)
   Net Realized Gains (Losses) From
      Securities Transactions                (242,703,729)    (136,775,920)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period        244,722,707      633,940,418
                                           --------------   --------------
Increase (Decrease) In Net Assets From
   Operations                                 (11,166,343)     485,481,934
                                           --------------   --------------

Principal Transactions:
   Purchase Payments                          134,626,527      157,379,890
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,          (105,817,592)     (64,052,058)
   Annuity Benefit Payments                       (36,703)         (33,248)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                           (170,687,171)     (30,158,344)
   Contract Maintenance Charge                   (739,923)        (839,276)
   Return Of Capital To VALIC                          --               --
   Capital Contributed By VALIC                        --               --
                                           --------------   --------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                           (142,654,862)      62,296,964
                                           --------------   --------------
Total Increase (Decrease) In Net Assets      (153,821,205)     547,778,898

Net Assets:
Beginning Of Period                         1,490,472,592      942,693,694
                                           --------------   --------------
End Of Period                              $1,336,651,387   $1,490,472,592
                                           ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                       VALIC Company I            Templeton Global             VALIC Company I
                                                          Small Cap               Asset Allocation         International Growth I
                                                            Fund                        Fund                        Fund
                                                 --------------------------  --------------------------  --------------------------
                                                         Division 18                 Division 19                 Division 20
                                                 --------------------------  --------------------------  --------------------------
                                                    For The       For The       For The       For The       For The       For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                  $ (6,029,901) $ (5,275,480) $  5,584,025  $  3,978,170  $ (1,460,294) $    321,506
   Net Realized Gains (Losses) From Securities
      Transactions                                  8,424,906   (10,503,878)    8,367,066    (3,112,222)   (4,874,523)  (39,530,798)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period            100,713,668   186,513,495    33,424,891    71,976,976    59,383,851   119,796,827
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
   Operations                                     103,108,673   170,734,137    47,375,982    72,842,924    53,049,034    80,587,535
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Principal Transactions:
   Purchase Payments                               37,219,875    42,922,218    43,170,658    30,444,302    25,978,651    30,273,461
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (81,262,501)  (33,970,388)  (57,606,269)  (16,236,813)  (50,068,409)  (21,083,741)
   Annuity Benefit Payments                           (29,757)      (24,675)      (30,922)      (27,622)      (19,489)      (17,653)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     (45,306,628)  (21,149,120)    8,610,783    24,931,225   (26,673,469)  (19,428,411)
   Contract Maintenance Charge                       (185,208)     (203,785)     (100,858)      (87,907)     (137,011)     (151,621)
   Return Of Capital To VALIC                              --            --            --            --            --            --
   Capital Contributed By VALIC                            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                 (89,564,219)  (12,425,750)   (5,956,608)   39,023,185   (50,919,727)  (10,407,965)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets            13,544,454   158,308,387    41,419,374   111,866,109     2,129,307    70,179,570

Net Assets:
Beginning Of Period                               652,803,472   494,495,085   334,578,813   222,712,704   407,376,817   337,197,247
                                                 ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                                    $666,347,926  $652,803,472  $375,998,187  $334,578,813  $409,506,124  $407,376,817
                                                 ============  ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                       VALIC Company I                Vanguard                    Vanguard
                                                       Income & Growth       Long-Term Investment Grade       Long-Term Treasury
                                                            Fund                        Fund                        Fund
                                                 --------------------------  --------------------------  --------------------------
                                                         Division 21                 Division 22                 Division 23
                                                 --------------------------  --------------------------  --------------------------
                                                    For The       For The       For The      For The        For The      For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                  $  1,969,587  $  1,058,608  $  8,474,575  $  8,821,258  $ 11,997,898  $ 13,186,602
   Net Realized Gains (Losses) From Securities
      Transactions                                  1,804,983    (4,967,309)    1,608,930     2,139,222     3,976,172     8,357,123
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period             22,503,671    55,196,032     3,816,478    (2,022,188)    1,404,477   (16,687,161)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
   Operations                                      26,278,241    51,287,331    13,899,983     8,938,292    17,378,547     4,856,564
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Principal Transactions:
   Purchase Payments                               18,560,421    21,226,679    31,548,961    39,342,387    45,991,986    68,895,708
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (20,649,787)  (12,793,329)  (20,656,102)  (11,759,500)  (29,383,746)  (24,002,667)
   Annuity Benefit Payments                            (5,798)       (6,679)       (5,555)       (4,865)       (3,352)       (3,499)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     (12,283,998)   (9,603,547)  (14,729,182)  (20,344,850)  (52,309,963)  (71,789,421)
   Contract Maintenance Charge                        (80,425)      (89,882)      (64,564)      (69,783)     (113,518)     (135,855)
   Return Of Capital To VALIC                              --            --            --            --            --            --
   Capital Contributed By VALIC                            --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                 (14,459,587)   (1,266,758)   (3,906,442)    7,163,389   (35,818,593)  (27,035,734)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets            11,818,654    50,020,573     9,993,541    16,101,681   (18,440,046)  (22,179,170)

Net Assets:
Beginning Of Period                               235,131,194   185,110,621   187,005,314   170,903,633   315,278,873   337,458,043
                                                 ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                                    $246,949,848  $235,131,194  $196,998,855  $187,005,314  $296,838,827  $315,278,873
                                                 ============  ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                     Vanguard                       Vanguard                       Putnam
                                                    Windsor II                     Wellington                New Opportunities
                                                       Fund                           Fund                          Fund
                                          ------------------------------  ----------------------------  ---------------------------
                                                    Division 24                    Division 25                  Division 26
                                          ------------------------------  ----------------------------  ---------------------------
                                              For The         For The         For The       For The        For The        For The
                                            Year Ended      Year Ended      Year Ended     Year Ended     Year Ended    Year Ended
                                           December 31,    December 31,    December 31,   December 31,   December 31,   December 31,
                                               2004            2003            2004           2003           2004          2003
                                          --------------  --------------  --------------  ------------  -------------  ------------
Operations:
   Net Investment Income (Loss)           $   10,704,038  $   10,436,180  $   18,409,689  $ 14,279,352  $  (5,933,700) $ (5,741,245)
   Net Realized Gains (Losses) From
      Securities Transactions                  8,348,689      (5,552,419)     39,246,665    (1,868,139)   (59,608,427)  (46,359,834)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period       172,994,467     230,994,376      42,461,693   135,987,336    118,327,705   219,717,336
                                          --------------  --------------  --------------  ------------  -------------  ------------
Increase (Decrease) In Net Assets From
   Operations                                192,047,194     235,878,137     100,118,047   148,398,549     52,785,578   167,616,257
                                          --------------  --------------  --------------  ------------  -------------  ------------

Principal Transactions:
   Purchase Payments                         166,303,770     149,389,370     169,655,567   149,019,288     61,755,767    86,497,567
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,         (119,355,377)    (51,583,777)    (97,507,859)  (49,669,579)   (79,884,798)  (33,977,960)
   Annuity Benefit Payments                      (26,056)        (23,174)        (46,643)      (36,088)        (7,119)       (6,340)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General
      Account, Net                            35,955,075        (253,511)     20,131,904     6,277,476    (91,786,437)  (64,581,604)
   Contract Maintenance Charge                  (383,403)       (387,769)       (346,999)     (329,671)      (300,312)     (353,548)
   Return Of Capital To VALIC                         --              --              --            --             --            --
   Capital Contributed By VALIC                       --              --              --            --             --            --
                                          --------------  --------------  --------------  ------------  -------------  ------------
   Increase (Decrease) In Net Assets
      Resulting From Principal
      Transactions                            82,494,009      97,141,139      91,885,970   105,261,426   (110,222,899)  (12,421,885)
                                          --------------  --------------  --------------  ------------  -------------  ------------
Total Increase (Decrease) In Net Assets      274,541,203     333,019,276     192,004,017   253,659,975    (57,437,321)  155,194,372

Net Assets:
Beginning Of Period                        1,106,273,700     773,254,424     960,010,033   706,350,058    684,141,384   528,947,012
                                          --------------  --------------  --------------  ------------  -------------  ------------
End Of Period                             $1,380,814,903  $1,106,273,700  $1,152,014,050  $960,010,033  $ 626,704,063  $684,141,384
                                          ==============  ==============  ==============  ============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                               Putnam OTC                       Putnam
                                                                            & Emerging Growth               Global Equity
                                                                                  Fund                           Fund
                                                                       ---------------------------   ---------------------------
                                                                               Division 27                   Division 28
                                                                       ---------------------------   ---------------------------
                                                                         For The        For The         For The       For The
                                                                        Year Ended     Year Ended     Year Ended     Year Ended
                                                                       December 31,   December 31,   December 31,   December 31,
                                                                           2004           2003           2004           2003
                                                                       ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                        $ (2,078,230)  $ (1,962,900)  $ (2,691,914)  $  4,962,201
   Net Realized Gains (Losses) From Securities Transactions             (21,710,423)   (73,437,698)   (35,529,147)   (26,507,905)
   Net Change In Unrealized Appreciation (Depreciation) During The
      Period                                                             37,184,103    134,202,029     83,140,776    109,331,641
                                                                       ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                        13,395,450     58,801,431     44,919,715     87,785,937
                                                                       ------------   ------------   ------------   ------------

Principal Transactions:
   Purchase Payments                                                     24,033,989     32,175,654     40,229,161     49,819,379
   Surrenders Of Accumulation Units By Terminations And Withdrawals,    (16,714,689)   (10,396,895)   (39,126,245)   (19,118,600)
   Annuity Benefit Payments                                                  (1,715)        (1,717)        (4,247)        (4,173)
   Amounts Transferred From (To) Other Divisions Or VALIC General
      Account, Net                                                      (35,786,217)   (20,275,988)   (54,772,274)   (26,878,489)
   Contract Maintenance Charge                                             (150,455)      (178,325)      (171,875)      (195,908)
   Return Of Capital To VALIC                                                    --             --             --             --
   Capital Contributed By VALIC                                                  --             --             --             --
                                                                       ------------   ------------   ------------   ------------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                      (28,619,087)     1,322,729    (53,845,480)     3,622,209
                                                                       ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                 (15,223,637)    60,124,160     (8,925,765)    91,408,146

Net Assets:
Beginning Of Period                                                     230,486,092    170,361,932    403,105,468    311,697,322
                                                                       ------------   ------------   ------------   ------------
End Of Period                                                          $215,262,455   $230,486,092   $394,179,703   $403,105,468
                                                                       ============   ============   ============   ============

                                                                             VALIC Company I
                                                                             Large Cap Growth
                                                                                   Fund
                                                                       ---------------------------
                                                                               Division 30
                                                                       ---------------------------
                                                                          For The       For The
                                                                        Year Ended     Year Ended
                                                                       December 31,   December 31,
                                                                           2004           2003
                                                                       ------------   ------------
Operations:
   Net Investment Income (Loss)                                        $ (4,097,918)  $ (3,954,853)
   Net Realized Gains (Losses) From Securities Transactions             (30,295,237)   (24,444,716)
   Net Change In Unrealized Appreciation (Depreciation) During The
      Period                                                             51,231,243    124,800,234
                                                                       ------------   ------------
Increase (Decrease) In Net Assets From Operations                        16,838,088     96,400,665
                                                                       ------------   ------------

Principal Transactions:
   Purchase Payments                                                     38,543,382     54,177,412
   Surrenders Of Accumulation Units By Terminations And Withdrawals,    (59,469,543)   (25,716,654)
   Annuity Benefit Payments                                                  (2,363)        (1,957)
   Amounts Transferred From (To) Other Divisions Or VALIC General
      Account, Net                                                      (57,826,468)   (34,269,931)
   Contract Maintenance Charge                                             (221,293)      (256,152)
   Return Of Capital To VALIC                                                    --             --
   Capital Contributed By VALIC                                                  --             --
                                                                       ------------   ------------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                      (78,976,285)    (6,067,282)
                                                                       ------------   ------------
Total Increase (Decrease) In Net Assets                                 (62,138,197)    90,333,383

Net Assets:
Beginning Of Period                                                     479,481,951    389,148,568
                                                                       ------------   ------------
End Of Period                                                          $417,343,754   $479,481,951
                                                                       ============   ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                  American                       Templeton
                                                                               Century Ultra                      Foreign
                                                                                   Fund                             Fund
                                                                      -------------------------------   ---------------------------
                                                                                Division 31                     Division 32
                                                                      -------------------------------   ---------------------------
                                                                          For The          For The         For The       For The
                                                                        Year Ended       Year Ended      Year Ended     Year Ended
                                                                       December 31,     December 31,    December 31,   December 31,
                                                                           2004             2003            2004           2003
                                                                      --------------   --------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                       $  (10,752,300)  $   (8,979,344)  $  5,228,515   $  4,231,816
   Net Realized Gains (Losses) From Securities Transactions              (24,299,403)     (15,584,829)    11,247,596        660,134
   Net Change In Unrealized Appreciation (Depreciation) During The
      Period                                                             134,900,035      231,558,532     62,155,951     90,846,093
                                                                      --------------   --------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                         99,848,332      206,994,359     78,632,062     95,738,043
                                                                      --------------   --------------   ------------   ------------

Principal Transactions:
   Purchase Payments                                                     133,522,281      149,765,731     61,124,482     50,286,525
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                                       (89,415,087)     (51,594,112)   (35,554,977)   (19,765,052)
   Annuity Benefit Payments                                                  (26,567)         (24,167)        (4,206)        (4,605)
   Amounts Transferred From (To) Other Divisions Or VALIC General
      Account, Net                                                       (97,848,823)     (25,010,708)     5,131,154     17,567,679
   Contract Maintenance Charge                                              (467,748)        (514,474)      (149,412)      (144,321)
   Return Of Capital To VALIC                                                     --               --             --             --
   Capital Contributed By VALIC                                                   --               --             --             --
                                                                      --------------   --------------   ------------   ------------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                       (54,235,944)      72,622,270     30,547,041     47,940,226
                                                                      --------------   --------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                   45,612,388      279,616,629    109,179,103    143,678,269

Net Assets:
Beginning Of Period                                                    1,083,215,855      803,599,226    441,868,298    298,190,029
                                                                      --------------   --------------   ------------   ------------
End Of Period                                                         $1,128,828,243   $1,083,215,855   $551,047,401   $441,868,298
                                                                      ==============   ==============   ============   ============

                                                                             VALIC Company II
                                                                      International Small Cap Equity
                                                                                   Fund
                                                                      ------------------------------
                                                                                Division 33
                                                                      ------------------------------
                                                                           For The       For The
                                                                         Year Ended     Year Ended
                                                                        December 31,   December 31,
                                                                            2004           2003
                                                                        ------------   ------------
Operations:
   Net Investment Income (Loss)                                          $   152,593   $   135,268
   Net Realized Gains (Losses) From Securities Transactions                1,360,552     1,608,408
   Net Change In Unrealized Appreciation (Depreciation) During The
      Period                                                               2,356,920     4,480,565
                                                                         -----------   -----------
Increase (Decrease) In Net Assets From Operations                          3,870,065     6,224,241
                                                                         -----------   -----------

Principal Transactions:
   Purchase Payments                                                       5,028,837     4,314,730
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                                        (2,968,230)     (695,413)
   Annuity Benefit Payments                                                       --            --
   Amounts Transferred From (To) Other Divisions Or VALIC General
      Account, Net                                                        (3,208,750)    2,482,934
   Contract Maintenance Charge                                               (11,324)       (7,755)
   Return Of Capital To VALIC                                             (7,702,705)           --
   Capital Contributed By VALIC                                                   --            --
                                                                         -----------   -----------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                        (8,862,172)    6,094,496
                                                                         -----------   -----------
Total Increase (Decrease) In Net Assets                                   (4,992,107)   12,318,737

Net Assets:
Beginning Of Period                                                       29,879,916    17,561,179
                                                                         -----------   -----------
End Of Period                                                            $24,887,809   $29,879,916
                                                                         ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                            VALIC Company II              VALIC Company II
                                                                            Small Cap Growth               Small Cap Value
                                                                                  Fund                          Fund
                                                                      ---------------------------   ---------------------------
                                                                              Division 35                   Division 36
                                                                      ---------------------------   ---------------------------
                                                                        For The        For The         For The       For The
                                                                       Year Ended     Year Ended     Year Ended     Year Ended
                                                                      December 31,   December 31,   December 31,   December 31,
                                                                          2004           2003           2004           2003
                                                                      ------------   ------------   ------------   ------------
Operations:
   Net Investment Income (Loss)                                       $   (264,013)  $  (174,376)   $     4,123    $   (77,695)
   Net Realized Gains (Losses) From Securities Transactions                508,014       263,055      9,520,466       (354,833)
   Net Change In Unrealized Appreciation (Depreciation) During The
      Period                                                             3,727,562    12,301,781      4,010,059     17,169,826
                                                                      ------------   -----------    -----------    -----------
Increase (Decrease) In Net Assets From Operations                        3,971,563    12,390,460     13,534,648     16,737,298
                                                                      ------------   -----------    -----------    -----------

Principal Transactions:
   Purchase Payments                                                     7,344,941     6,663,136     13,168,000     10,802,606
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                                     (10,404,616)   (2,226,560)    (7,107,048)    (2,799,142)
   Annuity Benefit Payments                                                   (240)         (497)        (2,589)        (1,158)
   Amounts Transferred From (To) Other Divisions Or VALIC General
      Account, Net                                                        (945,931)    8,045,074     14,439,116        160,987
   Contract Maintenance Charge                                             (13,300)      (11,153)       (23,654)       (20,254)
   Return Of Capital To VALIC                                           (4,864,345)           --     (6,853,203)            --
   Capital Contributed By VALIC                                                 --            --             --             --
                                                                      ------------   -----------    -----------    -----------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                      (8,883,491)   12,470,000     13,620,622      8,143,039
                                                                      ------------   -----------    -----------    -----------
Total Increase (Decrease) In Net Assets                                 (4,911,928)   24,860,460     27,155,270     24,880,337

Net Assets:
Beginning Of Period                                                     47,450,446    22,589,986     65,019,103     40,138,766
                                                                      ------------   -----------    -----------    -----------
End Of Period                                                         $ 42,538,518   $47,450,446    $92,174,373    $65,019,103
                                                                      ============   ===========    ===========    ===========

                                                                            VALIC Company II
                                                                             Mid Cap Growth
                                                                                  Fund
                                                                      ---------------------------
                                                                              Division 37
                                                                      ---------------------------
                                                                         For The       For The
                                                                       Year Ended     Year Ended
                                                                      December 31,   December 31,
                                                                          2004           2003
                                                                      ------------   ------------
Operations:
   Net Investment Income (Loss)                                       $  (317,825)   $  (227,239)
   Net Realized Gains (Losses) From Securities Transactions            (1,202,550)    (1,095,047)
   Net Change In Unrealized Appreciation (Depreciation) During The
      Period                                                            6,638,085     12,879,085
                                                                      -----------    -----------
Increase (Decrease) In Net Assets From Operations                       5,117,710     11,556,799
                                                                      -----------    -----------

Principal Transactions:
   Purchase Payments                                                    7,904,773      8,295,636
   Surrenders Of Accumulation Units By Terminations And
      Withdrawals,                                                     (4,459,526)    (1,747,752)
   Annuity Benefit Payments                                                    --           (126)
   Amounts Transferred From (To) Other Divisions Or VALIC General
      Account, Net                                                     (4,585,703)     4,146,604
   Contract Maintenance Charge                                            (17,036)       (17,260)
   Return Of Capital To VALIC                                          (3,807,741)            --
   Capital Contributed By VALIC                                                --             --
                                                                      -----------    -----------
   Increase (Decrease) In Net Assets Resulting From Principal
      Transactions                                                     (4,965,233)    10,677,102
                                                                      -----------    -----------
Total Increase (Decrease) In Net Assets                                   152,477     22,233,901

Net Assets:
Beginning Of Period                                                    48,029,326     25,795,425
                                                                      -----------    -----------
End Of Period                                                         $48,181,803    $48,029,326
                                                                      ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                      VALIC Company II            VALIC Company II            VALIC Company II
                                                        Mid Cap Value           Capital Appreciation           Large Cap Value
                                                            Fund                        Fund                        Fund
                                                 --------------------------  --------------------------  --------------------------
                                                         Division 38                 Division 39                 Division 40
                                                 --------------------------  --------------------------  --------------------------
                                                    For The       For The       For The       For The       For The      For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                  $   (989,117) $   (631,443) $    (34,862) $   (73,116)  $   269,060   $   239,268
   Net Realized Gains (Losses) From Securities
      Transactions                                 27,677,681        96,524    (1,947,408)    (631,082)    5,149,957       (18,632)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period              3,593,344    43,423,795     2,994,564    5,063,805        37,045     6,930,486
                                                 ------------  ------------  ------------  -----------   -----------   -----------
Increase (Decrease) In Net Assets From
   Operations                                      30,281,908    42,888,876     1,012,294    4,359,607     5,456,062     7,151,122
                                                 ------------  ------------  ------------  -----------   -----------   -----------

Principal Transactions:
   Purchase Payments                               44,523,636    28,537,006     1,755,805    3,430,159     7,514,254     6,950,472
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (22,490,566)   (6,027,865)   (9,534,748)  (1,123,143)   (5,510,696)   (1,614,413)
   Annuity Benefit Payments                            (3,963)       (3,254)           --           --            --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net      28,866,064    13,890,123      (782,577)    (736,968)    1,429,820     7,476,571
   Contract Maintenance Charge                        (63,026)      (47,129)       (2,693)      (2,685)      (11,257)       (8,887)
   Return Of Capital To VALIC                      (5,892,692)           --    (2,068,643)          --    (3,361,678)           --
   Capital Contributed By VALIC                            --            --            --           --            --            --
                                                 ------------  ------------  ------------  -----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                  44,939,453    36,348,881   (10,632,856)   1,567,363        60,443    12,803,743
                                                 ------------  ------------  ------------  -----------   -----------   -----------
Total Increase (Decrease) In Net Assets            75,221,361    79,237,757    (9,620,562)   5,926,970     5,516,505    19,954,865

Net Assets:
Beginning Of Period                               165,513,184    86,275,427    22,192,684   16,265,714    40,488,810    20,533,945
                                                 ------------  ------------  ------------  -----------   -----------   -----------
End Of Period                                    $240,734,545  $165,513,184  $ 12,572,122  $22,192,684   $46,005,315   $40,488,810
                                                 ============  ============  ============  ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                  VALIC Company II            VALIC Company II              VALIC Company I
                                                Socially Responsible           Money Market II                   Growth
                                                        Fund                        Fund                          Fund
                                             --------------------------  --------------------------  -----------------------------
                                                     Division 41                 Division 44                Division 45/(1)/
                                             --------------------------  --------------------------  -----------------------------
                                                For The       For The       For The      For The     For the Period      For The
                                              Year Ended    Year Ended    Year Ended    Year Ended   January 1, 2004   Year Ended
                                             December 31,  December 31,  December 31,  December 31,  to December 31,  December 31,
                                                 2004          2003          2004          2003           2004            2003
                                             ------------  ------------  ------------  ------------  ---------------  ------------
Operations:
   Net Investment Income (Loss)              $   250,669   $    58,917   $     84,356  $    (39,690)   $   (11,222)    $  (14,171)
   Net Realized Gains (Losses) From
      Securities Transactions                   (405,851)     (169,872)            (1)           --         27,231         (7,887)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period         4,360,830     3,058,553              1            --       (144,627)       327,415
                                             -----------   -----------   ------------  ------------    -----------     ----------
Increase (Decrease) In Net Assets From
   Operations                                  4,205,648     2,947,598         84,356       (39,690)      (128,618)       305,357
                                             -----------   -----------   ------------  ------------    -----------     ----------

Principal Transactions:
   Purchase Payments                          11,727,609     1,610,223     41,949,848    41,661,580        228,946        463,043
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,           (3,011,792)     (343,654)   (18,967,055)  (12,179,162)      (354,784)       (70,064)
   Annuity Benefit Payments                           --            --         (4,378)       (4,581)            --             --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account,
      Net                                     71,694,810       461,435    (28,061,559)  (35,678,641)    (1,673,764)       219,619
   Contract Maintenance Charge                   (27,867)       (1,861)       (15,267)      (16,297)          (483)          (900)
   Return Of Capital To VALIC                 (5,310,126)           --     (2,929,043)           --             --             --
   Capital Contributed By VALIC                       --            --             --            --             --             --
                                             -----------   -----------   ------------  ------------    -----------     ----------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions   75,072,634     1,726,143     (8,027,454)   (6,217,101)    (1,800,085)       611,698
                                             -----------   -----------   ------------  ------------    -----------     ----------
Total Increase (Decrease) In Net Assets       79,278,282     4,673,741     (7,943,098)   (6,256,791)    (1,928,703)       917,055

Net Assets:
Beginning Of Period                           14,564,967     9,891,226     74,195,191    80,451,982      1,928,703      1,011,648
                                             -----------   -----------   ------------  ------------    -----------     ----------
End Of Period                                $93,843,249   $14,564,967   $ 66,252,093  $ 74,195,191    $        --     $1,928,703
                                             ===========   ===========   ============  ============    ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                   VALIC Company I                  Janus                 VALIC Company II
                                                Nasdaq-100 (R) Index         Adviser Worldwide           Aggressive Growth
                                                        Fund                        Fund                   Lifestyle Fund
                                             --------------------------  --------------------------  --------------------------
                                                     Division 46                 Division 47                 Division 48
                                             --------------------------  --------------------------  --------------------------
                                                For The       For The       For The      For The        For The      For The
                                              Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                             December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                 2004          2003          2004          2003          2004          2003
                                             ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)              $  (351,589)  $  (513,058)  $  (238,587)  $  (109,178)  $   178,149   $   117,305
   Net Realized Gains (Losses) From
      Securities Transactions                  7,840,515     2,051,802      (483,172)   (2,505,530)      291,196      (119,404)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period            19,079    17,999,554     1,993,633    10,173,450     3,662,921     6,899,183
                                             -----------   -----------   -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets From
   Operations                                  7,508,005    19,538,298     1,271,874     7,558,742     4,132,266     6,897,084
                                             -----------   -----------   -----------   -----------   -----------   -----------

Principal Transactions:
   Purchase Payments                          18,663,835    13,793,300     7,462,890     9,897,707     7,462,351     6,379,669
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,           (8,383,509)   (3,223,337)   (3,727,113)   (2,194,076)   (2,379,938)   (1,290,163)
   Annuity Benefit Payments                           --            --          (321)         (931)           --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account,
      Net                                     (9,831,613)   33,934,542    (7,600,444)   (5,257,402)   (1,503,905)    1,221,836
   Contract Maintenance Charge                   (34,135)      (25,500)      (19,597)      (22,556)      (16,508)      (14,074)
   Return Of Capital To VALIC                         --            --            --            --    (5,748,028)           --
   Capital Contributed By VALIC                       --            --            --            --            --            --
                                             -----------   -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets
      Resulting From Principal Transactions      414,578    44,479,005    (3,884,585)    2,422,742    (2,186,028)    6,297,268
                                             -----------   -----------   -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net Assets        7,922,583    64,017,303    (2,612,711)    9,981,484     1,946,238    13,194,352

Net Assets:
Beginning Of Period                           89,189,194    25,171,891    41,409,026    31,427,542    33,885,222    20,690,870
                                             -----------   -----------   -----------   -----------   -----------   -----------
End Of Period                                $97,111,777   $89,189,194   $38,796,315   $41,409,026   $35,831,460   $33,885,222
                                             ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                       VALIC Company II            VALIC Company II          Vanguard LifeStrategy
                                                        Moderate Growth           Conservative Growth               Growth
                                                        Lifestyle Fund              Lifestyle Fund                   Fund
                                                  --------------------------  --------------------------  --------------------------
                                                          Division 49                 Division 50                 Division 52
                                                  --------------------------  --------------------------  --------------------------
                                                     For The       For The       For The       For The       For The       For The
                                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                      2004          2003          2004          2003          2004          2003
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                   $   759,448   $   766,035   $   582,376   $   628,857   $    630,404  $   594,045
   Net Realized Gains (Losses) From Securities
      Transactions                                    856,425       (93,066)      536,190        58,219      4,511,605     (154,019)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period              4,211,765     8,594,912     1,162,170     3,012,425      2,042,776   16,648,037
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Increase (Decrease) In Net Assets From
   Operations                                       5,827,638     9,267,881     2,280,736     3,699,501      7,184,785   17,088,063
                                                  -----------   -----------   -----------   -----------   ------------  -----------

Principal Transactions:
   Purchase Payments                               15,162,570    11,266,873     5,946,427     6,120,616     16,992,675   19,139,927
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                (5,549,426)   (1,814,553)   (2,245,302)   (1,135,213)   (42,233,956)  (3,278,235)
   Annuity Benefit Payments                                --            --            --            --             --           --
   Amounts Transferred From (To) Other Divisions
      Or VALIC General Account, Net                  (757,795)      650,219      (108,850)      433,386      2,576,592      833,323
   Contract Maintenance Charge                        (25,118)      (19,321)       (8,312)       (6,668)       (22,199)     (16,015)
   Return Of Capital To VALIC                      (7,040,088)           --    (6,320,586)           --             --           --
   Capital Contributed By VALIC                            --            --            --            --             --           --
                                                  -----------   -----------   -----------   -----------   ------------  -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                   1,790,143    10,083,218    (2,736,623)    5,412,121    (22,686,888)  16,679,000
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Total Increase (Decrease) In Net Assets             7,617,781    19,351,099      (455,887)    9,111,622    (15,502,103)  33,767,063

Net Assets:
Beginning Of Period                                55,165,273    35,814,174    28,955,706    19,844,084     87,734,316   53,967,253
                                                  -----------   -----------   -----------   -----------   ------------  -----------
End Of Period                                     $62,783,054   $55,165,273   $28,499,819   $28,955,706   $ 72,232,213  $87,734,316
                                                  ===========   ===========   ===========   ===========   ============  ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                   Vanguard LifeStrategy       Vanguard LifeStrategy             Evergreen
                                                      Moderate Growth           Conservative Growth           Special Values
                                                           Fund                        Fund                        Fund
                                                --------------------------  --------------------------  --------------------------
                                                        Division 53                 Division 54                 Division 55
                                                --------------------------  --------------------------  --------------------------
                                                   For The       For The       For The       For The       For The       For The
                                                 Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                    2004          2003          2004          2003          2004          2003
                                                ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                 $  1,203,130  $  1,292,828  $    585,933  $   490,143   $   (214,082) $ (1,047,106)
   Net Realized Gains (Losses) From Securities
      Transactions                                 4,933,118       (64,299)    1,091,728       25,951     12,698,023    (2,972,440)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period             1,313,707    16,070,085       537,709    3,402,535     20,271,630    36,720,572
                                                ------------  ------------  ------------  -----------   ------------  ------------
Increase (Decrease) In Net Assets From
   Operations                                      7,449,955    17,298,614     2,215,370    3,918,629     32,755,571    32,701,026
                                                ------------  ------------  ------------  -----------   ------------  ------------

Principal Transactions:
   Purchase Payments                              22,352,208    25,803,429     9,222,022    9,292,162     41,711,866    33,098,147
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,              (53,183,339)   (4,515,928)  (10,025,375)  (1,428,629)   (15,794,587)   (5,723,954)
   Annuity Benefit Payments                             (480)         (190)           --           --         (3,503)       (1,380)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net      3,356,751     2,424,680     1,721,175    1,842,824     21,093,486   (10,213,131)
   Contract Maintenance Charge                       (27,675)      (19,177)      (11,755)      (9,217)       (63,996)      (59,501)
   Return Of Capital To VALIC                             --            --            --           --             --            --
   Capital Contributed By VALIC                           --            --            --           --             --            --
                                                ------------  ------------  ------------  -----------   ------------  ------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                 (27,502,535)   23,692,814       906,067    9,697,140     46,943,266    17,100,181
                                                ------------  ------------  ------------  -----------   ------------  ------------
Total Increase (Decrease) In Net Assets          (20,052,580)   40,991,428     3,121,437   13,615,769     79,698,837    49,801,207

Net Assets:
Beginning Of Period                              109,570,470    68,579,042    33,935,045   20,319,276    144,741,201    94,939,994
                                                ------------  ------------  ------------  -----------   ------------  ------------
End Of Period                                   $ 89,517,890  $109,570,470  $ 37,056,482  $33,935,045   $224,440,038  $144,741,201
                                                ============  ============  ============  ===========   ============  ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                           Evergreen                   Evergreen               VALIC Company II
                                                        Growth & Income              Equity Income                 Core Bond
                                                             Fund                        Fund                        Fund
                                                  --------------------------  --------------------------  --------------------------
                                                          Division 56                 Division 57                 Division 58
                                                  --------------------------  --------------------------  --------------------------
                                                     For The       For The       For The       For The       For The       For The
                                                   Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                      2004          2003          2004          2003          2004          2003
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                   $   (153,938) $   (72,902)  $   264,736   $    95,403   $ 1,255,457   $   744,742
   Net Realized Gains (Losses) From Securities
      Transactions                                   4,895,494    1,066,659     2,646,665      (425,857)      279,406       972,107
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period               1,551,817    1,698,635     2,344,640     3,430,205        51,515      (718,550)
                                                  ------------  -----------   -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets From
   Operations                                        6,293,373    2,692,392     5,256,041     3,099,751     1,586,378       998,299
                                                  ------------  -----------   -----------   -----------   -----------   -----------

Principal Transactions:
   Purchase Payments                                17,923,862    3,281,414     9,867,661     3,336,485     8,540,333     8,700,389
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                 (1,840,990)    (364,832)   (2,299,515)     (716,714)   (3,059,436)   (1,312,447)
   Annuity Benefit Payments                                 --           --            --            --        (1,260)       (1,025)
   Amounts Transferred From (To) Other Divisions
      Or VALIC General Account, Net                 56,387,826   12,894,287    29,887,414     1,819,878     8,587,375       205,093
   Contract Maintenance Charge                         (31,352)      (5,628)      (33,109)       (6,705)      (11,026)       (8,507)
   Return Of Capital To VALIC                               --           --            --            --    (6,240,105)           --
   Capital Contributed By VALIC                             --           --            --            --            --            --
                                                  ------------  -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                   72,439,346   15,805,241    37,422,451     4,432,944     7,815,881     7,583,503
                                                  ------------  -----------   -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net Assets             78,732,719   18,497,633    42,678,492     7,532,695     9,402,259     8,581,802

Net Assets:
Beginning Of Period                                 22,525,499    4,027,866    16,774,723     9,242,028    32,797,004    24,215,202
                                                  ------------  -----------   -----------   -----------   -----------   -----------
End Of Period                                     $101,258,218  $22,525,499   $59,453,215   $16,774,723   $42,199,263   $32,797,004
                                                  ============  ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                      VALIC Company II            VALIC Company II
                                                       Strategic Bond             High Yield Bond                   Janus
                                                            Fund                        Fund                         Fund
                                                 --------------------------  --------------------------  --------------------------
                                                         Division 59                  Division 60                  Division 61
                                                 --------------------------  --------------------------  --------------------------
                                                    For The       For The       For The       For The      For The       For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                  $ 3,646,906   $ 2,301,741   $ 4,387,179   $ 3,153,320   $   (520,370) $  (461,013)
   Net Realized Gains (Losses) From Securities
      Transactions                                 3,668,673     1,274,961     2,774,422     2,205,807       (819,384)  (1,791,828)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period               153,632     3,065,090       807,979     3,407,471      3,204,809   15,465,440
                                                 -----------   -----------   -----------   -----------   ------------  -----------
Increase (Decrease) In Net Assets From
   Operations                                      7,469,211     6,641,792     7,969,580     8,766,598      1,865,055   13,212,599
                                                 -----------   -----------   -----------   -----------   ------------  -----------

Principal Transactions:
   Purchase Payments                              23,002,307    11,538,128    11,538,354     7,365,696     10,939,694   13,561,296
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (5,719,593)   (1,552,589)   (5,408,158)   (2,309,368)    (5,805,301)  (3,047,155)
   Annuity Benefit Payments                             (244)          (60)         (217)         (924)            --           --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     15,116,146    16,911,489     7,212,009    21,349,845    (10,226,640)  (4,721,866)
   Contract Maintenance Charge                       (24,106)      (13,086)      (20,895)      (13,092)       (29,569)     (33,581)
   Return Of Capital To VALIC                     (6,953,616)           --    (6,846,254)           --             --           --
   Capital Contributed By VALIC                           --            --            --            --             --           --
                                                 -----------   -----------   -----------   -----------   ------------  -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                 25,420,894    26,883,882     6,474,839    26,392,157     (5,121,816)   5,758,694
                                                 -----------   -----------   -----------   -----------   ------------  -----------
Total Increase (Decrease) In Net Assets           32,890,105    33,525,674    14,444,419    35,158,755     (3,256,761)  18,971,293

Net Assets:
Beginning Of Period                               59,396,500    25,870,826    53,335,994    18,177,239     58,035,119   39,063,826
                                                 -----------   -----------   -----------   -----------   ------------  -----------
End Of Period                                    $92,286,605   $59,396,500   $67,780,413   $53,335,994   $ 54,778,358  $58,035,119
                                                 ===========   ===========   ===========   ===========   ============  ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                          AIM Large                 Credit Suisse                MSIF Trust
                                                         Cap Growth               Small Cap Growth             Mid Cap Growth
                                                            Fund                         Fund                     Portfolio
                                                 --------------------------  --------------------------  --------------------------
                                                         Division 62                  Division 63                  Division 64
                                                 --------------------------  --------------------------  --------------------------
                                                    For The       For The       For The       For The      For The        For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                  $  (133,116)  $   (93,036)  $  (503,210)  $  (223,143)  $  (477,976)  $  (236,210)
   Net Realized Gains (Losses) From Securities
      Transactions                                  (246,395)   (1,150,703)    3,646,061       137,867     1,267,963      (115,957)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period             1,513,800     3,879,938       931,755     8,825,912     9,459,893     8,779,009
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets From
   Operations                                      1,134,289     2,636,199     4,074,606     8,740,636    10,249,880     8,426,842
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Principal Transactions:
   Purchase Payments                               3,324,543     3,028,678    12,605,858     7,889,631    11,955,761     8,278,265
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (1,298,199)     (576,416)   (3,984,864)   (1,012,983)   (3,387,760)     (716,717)
   Annuity Benefit Payments                             (567)         (345)           --            --            --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net       (237,035)      725,765     5,082,945    10,559,257    12,159,132     8,471,381
   Contract Maintenance Charge                        (7,883)       (8,241)      (17,775)      (12,484)      (15,941)      (12,058)
   Return Of Capital To VALIC                             --            --            --            --            --            --
   Capital Contributed By VALIC                           --            --            --            --            --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                  1,780,859     3,169,441    13,686,164    17,423,421    20,711,192    16,020,871
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net Assets            2,915,148     5,805,640    17,760,770    26,164,057    30,961,072    24,447,713

Net Assets:
Beginning Of Period                               12,980,590     7,174,950    40,001,363    13,837,306    39,534,851    15,087,138
                                                 -----------   -----------   -----------   -----------   -----------   -----------
End Of Period                                    $15,895,738   $12,980,590   $57,762,133   $40,001,363   $70,495,923   $39,534,851
                                                 ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                          Evergreen                      SIT                         SIT
                                                       Special Equity             Small Cap Growth             Mid Cap Growth
                                                            Fund                        Fund                        Fund
                                                 --------------------------  --------------------------  --------------------------
                                                         Division 65                  Division 66                  Division 67
                                                 --------------------------  --------------------------  --------------------------
                                                    For The       For The       For The       For The      For The        For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)                  $  (412,376)  $  (158,347)  $  (734,880)  $  (495,558)  $  (178,766)  $  (107,193)
   Net Realized Gains (Losses) From Securities
      Transactions                                 2,608,582     1,260,686     1,547,277        63,683       689,797      (152,479)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period              (655,444)    5,068,067     3,819,393    15,542,532     2,261,310     3,721,059
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Increase (Decrease) In Net Assets From
   Operations                                      1,540,762     6,170,406     4,631,790    15,110,657     2,772,341     3,461,387
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Principal Transactions:
   Purchase Payments                              12,198,230     5,770,588    20,011,841    20,208,103     3,952,793     3,601,934
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (4,233,674)   (1,398,854)   (6,416,101)   (2,475,941)   (1,635,925)     (468,998)
   Annuity Benefit Payments                           (1,225)         (976)         (214)         (195)           --            --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     (5,134,687)   22,758,279    (6,768,559)    6,988,588      (278,958)    3,847,088
   Contract Maintenance Charge                       (17,360)       (9,347)      (31,765)      (28,876)       (7,104)       (5,997)
   Return Of Capital To VALIC                             --            --            --            --            --            --
   Capital Contributed By VALIC                           --            --            --            --            --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                  2,811,284    27,119,690     6,795,202    24,691,679     2,030,806     6,974,027
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Total Increase (Decrease) In Net Assets            4,352,046    33,290,096    11,426,992    39,802,336     4,803,147    10,435,414
Net Assets:
Beginning Of Period                               39,838,107     6,548,011    73,392,350    33,590,014    16,665,845     6,230,431
                                                 -----------   -----------   -----------   -----------   -----------   -----------
End Of Period                                    $44,190,153   $39,838,107   $84,819,342   $73,392,350   $21,468,992   $16,665,845
                                                 ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                                                        Ariel                    Lou Holland
                                                            Ariel                   Appreciation                    Growth
                                                            Fund                        Fund                         Fund
                                                 --------------------------  --------------------------  -------------------------
                                                         Division 68                 Division 69                 Division 70
                                                 --------------------------  --------------------------  -------------------------
                                                    For The       For The       For The       For The       For The      For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  ------------  ------------  -----------   -----------
Operations:
   Net Investment Income (Loss)                  $ (3,460,999) $ (2,056,298) $ (3,226,616) $ (2,474,770) $  (182,891)  $  (162,071)
   Net Realized Gains (Losses) From Securities
      Transactions                                 24,002,051       533,352    18,278,168        39,275    1,776,832       (36,124)
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period             55,669,739    57,593,590    30,046,605    74,974,556    1,472,139     4,293,561
                                                 ------------  ------------  ------------  ------------  -----------   -----------
Increase (Decrease) In Net Assets From
   Operations                                      76,210,791    56,070,644    45,098,157    72,539,061    3,066,080     4,095,366
                                                 ------------  ------------  ------------  ------------  -----------   -----------

Principal Transactions:
   Purchase Payments                               89,530,227    74,030,925    80,273,316    79,644,340    5,972,016     4,969,791
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,               (32,207,342)  (10,973,063)  (34,891,133)  (13,871,927)  (2,505,821)   (1,034,172)
   Annuity Benefit Payments                            (1,515)         (947)       (7,288)       (4,798)        (371)           --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net      93,828,749    22,954,386    (5,833,897)    8,455,125     (285,546)    8,920,596
   Contract Maintenance Charge                       (155,603)     (125,434)     (161,592)     (151,833)      (8,321)       (6,801)
   Return Of Capital To VALIC                              --            --            --            --           --            --
   Capital Contributed By VALIC                            --            --            --            --           --            --
                                                 ------------  ------------  ------------  ------------  -----------   -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                 150,994,516    85,885,867    39,379,406    74,070,907    3,171,957    12,849,414
                                                 ------------  ------------  ------------  ------------  -----------   -----------
Total Increase (Decrease) In Net Assets           227,205,307   141,956,511    84,477,563   146,609,968    6,238,037    16,944,780

Net Assets:
Beginning Of Period                               300,555,402   158,598,891   348,317,400   201,707,432   27,586,670    10,641,890
                                                 ------------  ------------  ------------  ------------  -----------   -----------
End Of Period                                    $527,760,709  $300,555,402  $432,794,963  $348,317,400  $33,824,707   $27,586,670
                                                 ============  ============  ============  ============  ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                        Dreyfus BASIC              VALIC Company I             VALIC Company I
                                                  U.S. Mortgage Securities        Blue Chip Growth             Health Sciences
                                                            Fund                        Fund                        Fund
                                                 --------------------------  -------------------------   --------------------------
                                                         Division 71                 Division 72                 Division 73
                                                 --------------------------  -------------------------   --------------------------
                                                    For The       For The       For The       For The       For The      For The
                                                  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                 December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                                     2004          2003          2004          2003          2004          2003
                                                 ------------  ------------  -----------   -----------   ------------  ------------
Operations:
   Net Investment Income (Loss)                  $  3,621,345  $  3,005,187  $  (230,185)  $  (221,328)  $ (1,406,228) $   (785,575)
   Net Realized Gains (Losses) From Securities
      Transactions                                    457,075       391,068    1,371,626      (284,117)    12,800,861       569,381
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period             (2,314,004)     (859,165)   2,480,825     6,514,299      5,893,351    23,770,873
                                                 ------------  ------------  -----------   -----------   ------------  ------------
Increase (Decrease) In Net Assets From
   Operations                                       1,764,416     2,537,090    3,622,266     6,008,854     17,287,984    23,554,679
                                                 ------------  ------------  -----------   -----------   ------------  ------------

Principal Transactions:
   Purchase Payments                               23,114,348    35,204,250    9,709,576     6,843,446     30,264,132    23,772,782
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                (9,751,819)   (7,705,169)  (4,539,243)   (1,516,594)   (12,190,491)   (4,467,792)
   Annuity Benefit Payments                            (2,966)       (2,954)        (384)         (351)        (3,306)       (3,119)
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net     (20,596,479)  (22,314,914)   2,386,340     8,606,185     14,526,744    17,666,064
   Contract Maintenance Charge                        (41,293)      (49,173)     (15,481)      (11,828)       (61,975)      (49,409)
   Return Of Capital To VALIC                              --            --           --            --             --            --
   Capital Contributed By VALIC                            --            --    2,205,000            --             --            --
                                                 ------------  ------------  -----------   -----------   ------------  ------------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                  (7,278,209)    5,132,040    9,745,808    13,920,858     32,535,104    36,918,526
                                                 ------------  ------------  -----------   -----------   ------------  ------------
Total Increase (Decrease) In Net Assets            (5,513,793)    7,669,130   13,368,074    19,929,712     49,823,088    60,473,205

Net Assets:
Beginning Of Period                               102,283,398    94,614,268   35,896,715    15,967,003    113,617,583    53,144,378
                                                 ------------  ------------  -----------   -----------   ------------  ------------
End Of Period                                    $ 96,769,605  $102,283,398  $49,264,789   $35,896,715   $163,440,671  $113,617,583
                                                 ============  ============  ===========   ===========   ============  ============

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                 Statements of Changes in Net Assets (Continued)

                                                       VALIC Company I           Valic Company I
                                                            Value              Mid Capital Growth
                                                            Fund                      Fund
                                                 ---------------------------   ------------------
                                                         Division 74            Division 75 /(2)/
                                                 ---------------------------   ------------------
                                                    For The        For The       For the Period
                                                  Year Ended     Year Ended     December 17, 2004
                                                 December 31,   December 31,     to December 31,
                                                     2004           2003               2004
                                                 ------------   ------------   ------------------
Operations:
   Net Investment Income (Loss)                  $    21,748    $   104,011        $     1,555
   Net Realized Gains (Losses) From Securities
      Transactions                                   948,199        159,294                 --
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period             1,454,949      2,462,349             99,997
                                                 -----------    -----------        -----------
Increase (Decrease) In Net Assets From
   Operations                                      2,424,896      2,725,654            101,552
                                                 -----------    -----------        -----------

Principal Transactions:
   Purchase Payments                               1,288,295      1,001,604                 --
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                 (626,094)      (112,610)                --
   Annuity Benefit Payments                               --             --                 --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net      1,913,067        599,973                 --
   Contract Maintenance Charge                        (1,688)        (1,312)                --
   Return Of Capital To VALIC                             --             --                 --
   Capital Contributed By VALIC                           --             --         10,000,000
                                                 -----------    -----------        -----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                  2,573,580      1,487,655         10,000,000
                                                 -----------    -----------        -----------
Total Increase (Decrease) In Net Assets            4,998,476      4,213,309         10,101,552

Net Assets:
Beginning Of Period                               13,950,068      9,736,759                 --
                                                 -----------    -----------        -----------
End Of Period                                    $18,948,544    $13,950,068        $10,101,552
                                                 ===========    ===========        ===========

                                                    Valic Company I       Valic Company I
                                                 Large Capital Growth   Inflation Protected
                                                         Fund                   Fund
                                                 --------------------   -------------------
                                                   Division 76 /(2)/     Division 77 /(2)/
                                                 --------------------   -------------------
                                                    For the Period         For the Period
                                                   December 17, 2004     December 17, 2004
                                                    to December 31,       to December 31,
                                                         2004                   2004
                                                 --------------------   -------------------
Operations:
   Net Investment Income (Loss)                       $     1,070           $    7,350
   Net Realized Gains (Losses) From Securities
      Transactions                                             --                   --
   Net Change In Unrealized Appreciation
      (Depreciation) During The Period                     79,998               (4,948)
                                                      -----------           ----------
Increase (Decrease) In Net Assets From
   Operations                                              81,068                2,402
                                                      -----------           ----------

Principal Transactions:
   Purchase Payments                                           --                   --
   Surrenders Of Accumulation Units By
      Terminations And Withdrawals,                            --                   --
   Annuity Benefit Payments                                    --                   --
   Amounts Transferred From (To) Other
      Divisions Or VALIC General Account, Net                  --                   --
   Contract Maintenance Charge                                 --                   --
   Return Of Capital To VALIC                                  --                   --
   Capital Contributed By VALIC                        10,000,000            5,000,000
                                                      -----------           ----------
   Increase (Decrease) In Net Assets Resulting
      From Principal Transactions                      10,000,000            5,000,000
                                                      -----------           ----------
Total Increase (Decrease) In Net Assets                10,081,068            5,002,402

Net Assets:
Beginning Of Period                                            --                   --
                                                      -----------           ----------
End Of Period                                         $10,081,068           $5,002,402
                                                      ===========           ==========

/(1)/ The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip
     Growth Fund as of August 27, 2004.

/(2)/ Funds commenced operations on December 17, 2004.

   The accompanying notes are an integral part of these financial statements.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                          Notes to Financial Statements

1.   Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products: Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

Effective June 30, 2003, the VALIC Company I Opportunities Fund changed its name to the VALIC Company I Growth Fund. Effective June 13, 2003, the Evergreen Value Fund merged into the Evergreen Equity Income Fund. Effective July 11, 2003, the Evergreen Small Cap Value Fund merged into the Evergreen Special Values Fund. Effective November 3, 2003, the INVESCO Growth Fund merged into the AIM Large Cap Growth Fund. Effective August 19, 2004, the Vanguard Long Term Corporate Fund changed its name to the Vanguard Long Term Investment-Grade Fund. Effective August 27, 2004, the VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund. Effective October 8, 2004, the VALIC Company II International Growth II Fund changed its name to the VALIC Company II International Small Cap Equity Fund.

As of December 17, 2004, the VALIC Company I Mid Capital Growth Fund, the VALIC Company I Large Capital Growth Fund and the VALIC Company I Inflation Protected Fund were added to the Separate Account by VALIC's investment in these funds. These funds were not available to contract holders in the 2004 calendar year.

The Separate Account is comprised of seventy-two sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC Company I

     Capital Conservation Fund (Division 1 and 7)
     Money Market I Fund (Division 2 and 6)
     Mid Cap Index Fund (Division 4)
     Asset Allocation Fund (Division 5)
     Government Securities Fund (Division 8)
     Stock Index Fund (Divisions 10A, B, C, and D)
     International Equities Fund (Division 11)
     Social Awareness Fund (Division 12)
     International Government Bond Fund (Division 13)
     Small Cap Index Fund (Division 14)
     Core Equity Fund (Division 15)
     Growth & Income Fund (Division 16)
     Science & Technology Fund (Division 17)
     Small Cap Fund (Division 18)
     International Growth I Fund (Division 20)
     Income & Growth Fund (Division 21)
     Large Cap Growth Fund (Division 30)

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

1.   Organization (Continued)

VALIC Company I (continued)

     Nasdaq-100(R) Index Fund (Division 46)
     Blue Chip Growth Fund (Division 72)
     Health Sciences Fund (Division 73)
     Value Fund (Division 74)
     Mid Capital Growth Fund (Division 75) /(1)/
     Large Capital Growth Fund (Division 76) /(1)/
     Inflation Protected Fund (Division 77) /(1)/

/(1)/ Funds not available to contract holders during the 2004 calendar year.

VALIC Company II

     International Small Cap Equity Fund (Division 33)
     Small Cap Growth Fund (Division 35)
     Small Cap Value Fund (Division 36)
     Mid Cap Growth Fund (Division 37)
     Mid Cap Value Fund (Division 38)
     Capital Appreciation Fund (Division 39)
     Large Cap Value Fund (Division 40)
     Socially Responsible Fund (Division 41)
     Money Market II Fund (Division 44)
     Aggressive Growth Lifestyle Fund (Division 48)
     Moderate Growth Lifestyle Fund (Division 49)
     Conservative Growth Lifestyle Fund (Division 50)
     Core Bond Fund (Division 58)
     Strategic Bond Fund (Division 59)
     High Yield Bond Fund (Division 60)

Other Funds

     Templeton Global Asset Allocation Fund (Division 19)
     Vanguard Long-Term Investment-Grade Fund (Division 22)
     Vanguard Long-Term Treasury Fund (Division 23)
     Vanguard Windsor II Fund (Division 24)
     Vanguard Wellington Fund (Division 25)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)
     Putnam Global Equity Fund (Division 28)
     American Century Ultra Fund (Division 31)
     Templeton Foreign Fund (Division 32)
     Janus Adviser Worldwide Fund (Division 47)
     Vanguard LifeStrategy Growth Fund (Division 52)
     Vanguard LifeStrategy Moderate Growth Fund (Division 53)
     Vanguard LifeStrategy Conservative Growth Fund (Division 54)
     Evergreen Special Values Fund (Division 55)
     Evergreen Growth & Income Fund (Division 56)/(2)/
     Evergreen Equity Income Fund (Division 57)
     Janus Fund (Division 61)
     AIM Large Cap Growth Fund (Division 62)
     Credit Suisse Small Cap Growth Fund (Division 63)

/(2)/ Effective April 15, 2005, the Evergreen Growth & Income Fund changed its name to Evergreen Fundamental Large Cap Fund.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

1.   Organization (Continued)

     Other Funds (Continued)

     MSIF Trust Mid Cap Growth Portfolio (Division 64)
     Evergreen Special Equity Fund (Division 65)
     SIT Small Cap Growth Fund (Division 66)
     SIT Mid Cap Growth Fund (Division 67)
     Ariel Fund (Division 68)
     Ariel Appreciation Fund (Division 69)
     Lou Holland Growth Fund (Division 70)
     Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the seventy-two divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

2.   Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are valued at the net asset values of such Funds, which value their investment securities at fair value, on the trade date. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. No mortality transfers occurred during the current reporting period.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

2.   Summary of Significant Accounting Policies (Continued)

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3.   Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges may be called separate account charges.

The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be.

Divisions                                  Risk Charges
--------------------------------------------------------------------------------
10B                                        0.85% on the first $10 million
                                           0.425% on the next $90 million
                                           0.21% on the excess over $100 million
--------------------------------------------------------------------------------
1, 2, 4 through 8,                         0.60% - 1.00%
10A, 10C and 10D,
11 through 18,
20, 21, 30, 72, 73 through 77
33, 35 through 41, 44 through 46,
48 through 50,
58 through 60

--------------------------------------------------------------------------------
19, 22 through 28,                         0.85% - 1.25%
31, 32 and 47,
52 through 57,
61 through 71

--------------------------------------------------------------------------------
Potentia Product
4, 6, 10, 12, 14, 16, 17, 26 through       0.95% - 1.45%
28, 31, 35, 39, 47 through 50, 58 and 59

--------------------------------------------------------------------------------

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

3.   Charges and Deductions (Continued)

--------------------------------------------------------------------------------

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

--------------------------------------------------------------------------------

Divisions                                  Expense Limitations
--------------------------------------------------------------------------------
10A                                        1.4157% on the first $359,065,787
                                           1.36% on the next $40,934,213
                                           1.32% on the excess over $400 million
--------------------------------------------------------------------------------

10B                                        0.6966% on the first $25,434,267
                                           0.50% on the next $74,565,733
                                           0.25% on the excess over $100 million
--------------------------------------------------------------------------------

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provide to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements of expenses are included in the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

Divisions                                  Expense Reduction
--------------------------------------------------------------------------------
22 and 23,                                 0.25%
26 through 28,
32 through 33,
35 through 41, 44,
47 through 50,
55 through 71

31                                         0.21%
--------------------------------------------------------------------------------

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges assessed totaled $7,426,718 and $7,495,541 for the years ended December 31, 2004 and 2003, respectively. The account maintenance charges are paid by redemption of units outstanding.

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $7,387,854 and $6,048,496 for the years ended December 31, 2004 and 2003, respectively. The surrender charges are paid by redemption of units outstanding.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

3.   Charges and Deductions (Continued)

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $15,234 and $816 for the year ended December 31, 2004, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $16,486 and $917 for the year ended December 31, 2003, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, and 74 through 77 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

4.   Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2004 consist of the following:

                                                                          Cost of       Proceeds from
                  Underlying Fund                        Division     Shares Acquired    Shares Sold
----------------------------------------------------   ------------   ---------------   -------------
VALIC Company I Capital Conservation Fund                  1 & 7        $ 32,281,002     $ 26,040,005
VALIC Company I Money Market I Fund                        2 & 6         239,461,451      289,744,899
VALIC Company I Mid Cap Index Fund                           4           363,405,822      169,651,049
VALIC Company I Asset Allocation Fund                        5            54,432,372       40,579,545
VALIC Company I Government Securities Fund                   8            23,409,237       41,088,032
VALIC Company I Stock Index Fund                       10A, B, C, D      526,969,213      485,352,518
VALIC Company I International Equities Fund                 11           295,264,742       85,666,498
VALIC Company I Social Awareness Fund                       12            60,578,016       81,546,475
VALIC Company I International Government Bond Fund          13            45,338,259       37,638,381
VALIC Company I Small Cap Index Fund                        14           213,968,179       67,460,429
VALIC Company I Core Equity Fund                            15            48,211,803      125,703,322
VALIC Company I Growth & Income Fund                        16            18,048,355       52,651,392
VALIC Company I Science & Technology Fund                   17           112,155,864      274,822,237
VALIC Company I Small Cap Fund                              18            39,453,408      138,711,708
Templeton Global Asset Allocation Fund                      19            84,896,918       86,850,984
VALIC Company I International Growth I Fund                 20            44,425,492       98,728,579
VALIC Company I Income & Growth Fund                        21            27,243,079       45,082,167
Vanguard LT Investment-Grade Fund                           22            47,231,840       44,293,580
Vanguard LT Treasury Fund                                   23            57,036,771       80,175,325
Vanguard Windsor II Fund                                    24           233,368,396      146,805,001
Vanguard Wellington Fund                                    25           250,841,083      115,423,946
Putnam New Opportunities Fund                               26            43,327,183      167,303,695
Putnam OTC & Emerging Growth Fund                           27            19,676,613       51,079,710
Putnam Global Equity Fund                                   28            32,661,044       90,645,607
VALIC Company I Large Cap Growth Fund                       30            23,769,367      112,492,608
American Century Ultra Fund                                 31           105,406,046      176,043,740
Templeton Foreign Fund                                      32           111,436,649       79,890,682
VALIC Company II International Small Cap Equity Fund        33            13,503,744       22,375,897
VALIC Company II Small Cap Growth Fund                      35            16,126,706       25,585,285
VALIC Company II Small Cap Value Fund                       36            42,675,524       25,006,246
VALIC Company II Mid Cap Growth Fund                        37             9,932,430       15,385,915
VALIC Company II Mid Cap Value Fund                         38           100,120,741       38,192,835
VALIC Company II Capital Appreciation Fund                  39             3,031,700       13,826,746
VALIC Company II Large Cap Value Fund                       40            22,379,689       21,284,391
VALIC Company II Socially Responsible Fund                  41            99,181,311       24,024,214
VALIC Company II Money Market II Fund                       44           108,841,166      117,504,116
VALIC Company I Growth Fund /(1)/                           45               591,630        2,399,266
VALIC Company I Nasdaq-100(R) Index Fund                    46            40,562,696       41,074,010
Janus Adviser Worldwide Fund                                47             7,142,436       11,389,681
VALIC Company II Aggressive Growth Lifestyle Fund           48             9,815,447       11,994,668

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

4.   Purchases and Sales of Investments (Continued)

                                                                     Cost of       Proceeds from
                  Underlying Fund                     Division   Shares Acquired    Shares Sold
---------------------------------------------------   --------   ---------------   -------------
VALIC Company II Moderate Growth Lifestyle Fund          49        $ 21,410,198     $19,078,718
VALIC Company II Conservative Growth Lifestyle Fund      50          10,020,356      12,274,579
Vanguard LifeStrategy Growth Fund                        52          23,779,666      46,596,093
Vanguard LifeStrategy Moderate Growth Fund               53          32,880,277      60,368,570
Vanguard LifeStrategy Conservative Growth Fund           54          15,224,993      14,182,265
Evergreen Special Values Fund                            55          75,242,949      21,163,563
Evergreen Growth & Income Fund                           56          85,785,564       9,487,352
Evergreen Equity Income Fund                             57          47,575,260       8,286,566
VALIC Company II Core Bond Fund                          58          26,216,729      17,333,072
VALIC Company II Strategic Bond Fund                     59          52,558,896      22,175,511
VALIC Company II High Yield Bond Fund                    60          47,109,991      35,700,133
Janus Fund                                               61           9,010,929      14,847,400
AIM Large Cap Growth Fund                                62           6,071,785       4,549,103
Credit Suisse Small Cap Growth Fund                      63          33,188,144      20,255,285
MSIF Trust Mid Cap Growth Portfolio                      64          28,742,801       8,782,978
Evergreen Special Equity Fund                            65          20,780,520      18,456,189
SIT Small Cap Growth Fund                                66          21,644,579      16,475,035
SIT Mid Cap Growth Fund                                  67           7,406,054       5,677,727
Ariel Fund                                               68         198,924,363      38,821,533
Ariel Appreciation Fund                                  69          89,912,976      45,959,111
Lou Holland Growth Fund                                  70          14,389,493      11,330,996
Dreyfus BASIC U.S. Mortgage Securities Fund              71          22,972,449      26,573,260
VALIC Company I Blue Chip Growth Fund                    72          19,582,178      10,924,857
VALIC Company I Health Sciences Fund                     73          70,914,606      33,587,866
VALIC Company I Value Fund                               74           6,079,099       3,055,787
VALIC Company I Mid Capital Growth Fund /(2)/            75          10,001,555              --
VALIC Company I Large Capital Growth Fund /(2)/          76          10,001,070              --
VALIC Company I Inflation Protected Fund /(2)/           77           5,007,350              --

/(1)/ The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip
     Growth Fund as of August 27, 2004.

/(2)/ Funds commenced operations on December 17, 2004.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                        VALIC Company I                           VALIC Company I
                                                      Capital Conservation                      Capital Conservation
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 1                                Division 7
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                    14,373.337            89,058.317        12,026,227.911       13,601,303.969
   Accumulation Units Redeemed                 (75,395.473)         (216,835.590)      (13,025,673.817)     (14,977,461.857)
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                 (61,022.137)         (127,777.273)         (999,445.905)      (1,376,157.888)
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
  Change in Units Outstanding                           --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                            --                    --         4,229,496.917          950,441.190
   Accumulation Units Redeemed                          --                    --        (1,198,902.710)        (674,139.617)
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --         3,030,594.207          276,301.572
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                            --                    --            59,796.312          495,496.455
   Accumulation Units Redeemed                          --                    --          (598,087.593)        (432,761.057)
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --          (538,291.281)          62,735.398
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                            --                    --                    --                   --
   Accumulation Units Redeemed                          --                    --                    --                   --
                                               -----------          ------------       ---------------      ---------------
   Change in Units Outstanding                          --                    --                    --                   --
                                               ===========          ============       ===============      ===============

                                                        VALIC Company I                           VALIC Company I
                                                         Money Market I                            Money Market I
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 2                                Division 6
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                             --                   --            477,179.110           90,185.186
   Accumulation Units Redeemed                           --                   --           (295,688.042)         (93,449.450)
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --            181,491.068           (3,264.264)
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                    152,581.262          438,219.788        186,208,885.326      473,927,335.716
   Accumulation Units Redeemed                 (231,339.112)        (990,955.063)      (218,393,765.672)    (517,303,647.129)
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                  (78,757.850)        (552,735.275)       (32,184,880.347)     (43,376,311.413)
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                             --                   --                 50.709                   --
   Accumulation Units Redeemed                           --                   --                (50.814)                  --
                                               ------------         ------------       ----------------     ----------------
  Change in Units Outstanding                            --                   --                 (0.105)                  --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                             --                   --         30,062,793.196       31,009,234.183
   Accumulation Units Redeemed                           --                   --        (21,301,715.105)     (32,137,877.323)
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --          8,761,078.092       (1,128,643.140)
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                             --                   --          9,472,508.494       14,627,195.698
   Accumulation Units Redeemed                           --                   --        (11,175,438.043)     (15,845,438.521)
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --         (1,702,929.549)      (1,218,242.823)
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                   --                     --                   --
   Accumulation Units Redeemed                           --                   --                     --                   --
                                               ------------         ------------       ----------------     ----------------
   Change in Units Outstanding                           --                   --                     --                   --
                                               ============         ============       ================     ================

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company I                            VALIC Company I
                                                         Mid Cap Index                            Asset Allocation
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 4                              Division 5
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                     102,732.339           57,959.220                   --                   --
   Accumulation Units Redeemed                   (57,999.019)         (19,304.819)                  --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                    44,733.319           38,654.402                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  48,412,513.171       42,270,913.371       12,368,803.938        4,585,497.000
   Accumulation Units Redeemed               (36,005,004.118)     (25,037,925.585)     (11,818,587.591)      (5,830,506.781)
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                12,407,509.053       17,232,987.786          550,216.348       (1,245,009.781)
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                      14,275.623                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                    14,275.623                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  14,961,726.989        4,958,785.101        2,422,732.755          339,557.214
   Accumulation Units Redeemed                (3,009,162.666)      (1,286,248.571)        (856,043.647)        (217,246.636)
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                11,952,564.324        3,672,536.530        1,566,689.108          122,310.578
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   1,607,117.314        3,042,265.810           46,779.976          170,638.911
   Accumulation Units Redeemed                (3,609,929.381)      (1,433,531.232)        (759,726.827)        (217,386.197)
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                (2,002,812.067)       1,608,734.578         (712,946.851)         (46,747.286)
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============

                                                          VALIC Company I                          VALIC Company I
                                                       Government Securities                         Stock Index
                                                                Fund                                    Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 8                               Division 10A
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  10,282,295.866       23,075,943.971          786,672.234        1,390,536.038
   Accumulation Units Redeemed               (17,111,710.701)     (32,890,540.918)      (1,978,143.988)      (2,642,444.865)
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                (6,829,414.834)      (9,814,596.947)      (1,191,471.754)      (1,251,908.827)
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   2,052,830.725        2,188,912.766                   --                   --
   Accumulation Units Redeemed                (1,321,976.350)      (2,253,666.137)                  --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                   730,854.375          (64,753.371)                  --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     146,692.840        1,302,286.448                   --                   --
   Accumulation Units Redeemed                (1,362,574.560)      (1,032,905.531)                  --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                (1,215,881.720)         269,380.917                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                       VALIC Company I                              VALIC Company I
                                                         Stock Index                                  Stock Index
                                                             Fund                                        Fund
                                            ---------------------------------------   ---------------------------------------
                                                         Division 10B                                Division 10C
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                            --                   --              56,042.085           44,441.447
   Accumulation Units Redeemed                          --                   --              (6,514.321)         (25,727.376)
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --              49,527.764           18,714.071
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                            --                   --         131,093,868.402      138,689,947.069
   Accumulation Units Redeemed                          --                   --        (154,779,607.183)    (120,661,791.998)
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --         (23,685,738.781)      18,028,155.071
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                            --                   --               2,204.549                   --
   Accumulation Units Redeemed                          --                   --              (2,022.516)                  --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                 182.033                   --
                                               -----------          -----------        ----------------     ----------------
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                            --                   --          46,040,821.035       17,007,548.969
   Accumulation Units Redeemed                          --                   --         (13,910,000.913)      (8,489,033.973)
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --          32,130,820.123        8,518,514.997
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                            --                   --           5,722,029.356        9,624,896.531
   Accumulation Units Redeemed                          --                   --         (14,714,161.827)      (4,838,493.758)
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --          (8,992,132.471)       4,786,402.773
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                            --                   --                      --                   --
   Accumulation Units Redeemed                          --                   --                      --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                          --                   --                      --                   --
                                               ===========          ===========        ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                     5,749.008            6,181.891                      --                   --
   Accumulation Units Redeemed                 (47,868.952)         (75,050.691)                     --                   --
                                               -----------          -----------        ----------------     ----------------
   Change in Units Outstanding                 (42,119.944)         (68,868.800)                     --                   --
                                               ===========          ===========        ================     ================

                                                          VALIC Company I                          VALIC Company I
                                                            Stock Index                        International Equities
                                                               Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 10D                              Division 11
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                     68,451.937          231,408.561       238,884,055.272       459,015,797.865
   Accumulation Units Redeemed                 (342,957.985)        (431,104.160)      (96,203,616.629)     (440,041,661.206)
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                 (274,506.048)        (199,695.599)      142,680,438.643        18,974,136.658
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                             --                   --        38,072,467.746        79,961,627.066
   Accumulation Units Redeemed                           --                   --       (14,881,101.645)      (78,195,037.676)
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --        23,191,366.100         1,766,589.390
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                             --                   --           492,755.867         2,681,200.935
   Accumulation Units Redeemed                           --                   --          (766,251.280)       (2,288,756.745)
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --          (273,495.413)          392,444.190
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                   --                    --                    --
   Accumulation Units Redeemed                           --                   --                    --                    --
                                               ------------         ------------       ---------------      ----------------
   Change in Units Outstanding                           --                   --                    --                    --
                                               ============         ============       ===============      ================

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company I                           VALIC Company I
                                                        Social Awareness                       Int'l Government Bond
                                                              Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 12                               Division 13
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       24,066.558                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                     24,066.558                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   21,909,785.686       14,444,302.434       16,899,900.111       63,578,646.688
   Accumulation Units Redeemed                (30,780,020.513)     (16,915,918.066)     (22,888,827.938)     (64,088,540.361)
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                 (8,870,234.826)      (2,471,615.632)      (5,988,927.827)        (509,893.674)
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                    6,451,790.123        1,748,145.330        3,924,020.030        4,137,912.374
   Accumulation Units Redeemed                 (2,665,788.171)      (1,058,391.801)      (2,427,055.768)      (3,705,450.920)
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                  3,786,001.952          689,753.529        1,496,964.262          432,461.454
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                      158,129.967          248,429.398          535,335.021        1,723,010.444
   Accumulation Units Redeemed                   (884,250.345)        (383,174.322)      (1,238,104.651)      (1,089,138.777)
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                   (726,120.378)        (134,744.924)        (702,769.630)         633,871.667
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                              ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                   --                   --                   --
                                              ===============      ===============      ===============      ===============

                                                         VALIC Company I                          VALIC Company I
                                                         Small Cap Index                            Core Equity
                                                              Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 14                               Division 15
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      71,930.389           28,990.256                   --                   --
   Accumulation Units Redeemed                    (4,080.223)         (14,298.407)                  --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                    67,850.166           14,691.849                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  82,453,309.641       70,608,316.665       22,462,280.416       31,021,640.220
   Accumulation Units Redeemed               (43,653,510.031)     (36,629,074.589)     (68,019,628.465)     (50,106,129.605)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                38,799,799.609       33,979,242.076      (45,557,348.049)     (19,084,489.385)
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                       1,533.311                   --                   --                   --
   Accumulation Units Redeemed                    (1,533.311)                  --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  18,955,133.567        8,919,978.085       14,389,487.542        3,202,009.873
   Accumulation Units Redeemed                (4,738,174.041)      (4,574,425.161)      (5,395,257.091)      (2,585,253.622)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                14,216,959.526        4,345,552.924        8,994,230.451          616,756.251
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   1,892,554.948        2,701,519.187          278,642.169          940,490.461
   Accumulation Units Redeemed                (3,607,529.870)        (854,387.170)      (1,763,504.627)        (737,416.918)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (1,714,974.922)       1,847,132.017       (1,484,862.458)         203,073.544
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============


                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company I                           VALIC Company I
                                                        Growth & Income                         Science & Technology
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 16                               Division 17
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      11,636.200           13,038.717           204,072.166           46,496.027
   Accumulation Units Redeemed                            --             (985.701)         (201,560.408)         (25,162.159)
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                    11,636.200           12,053.016             2,511.758           21,333.867
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   8,385,159.949       15,455,827.601        94,855,132.396      178,487,614.610
   Accumulation Units Redeemed               (26,169,540.742)     (16,011,896.187)     (182,162,991.601)    (153,436,728.847)
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding               (17,784,380.793)        (556,068.586)      (87,307,859.205)      25,050,885.763
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --            13,255.166                   --
   Accumulation Units Redeemed                            --                   --           (13,255.166)                  --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   4,048,267.459        1,150,542.608        36,614,032.054       19,330,665.091
   Accumulation Units Redeemed                (2,205,661.697)        (780,015.649)      (16,847,251.564)     (13,367,838.989)
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                 1,842,605.762          370,526.959        19,766,780.491        5,962,826.102
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                      94,031.786          336,816.085         3,865,674.316        7,535,589.295
   Accumulation Units Redeemed                  (711,692.928)        (311,366.935)       (6,851,944.375)      (3,512,898.572)
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                  (617,661.142)          25,449.150        (2,986,270.059)       4,022,690.723
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------      ----------------     ----------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============      ================     ================

                                                        VALIC Company I                           Templeton Global
                                                           Small Cap                              Asset Allocation
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 18                               Division 19
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --        38,656,239.942       35,559,709.800
   Accumulation Units Redeemed                            --                   --       (35,469,158.126)     (19,579,353.348)
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --         3,187,081.817       15,980,356.452
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --        11,647,917.687        4,926,726.933
   Accumulation Units Redeemed                            --                   --        (2,792,215.069)      (1,952,332.703)
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --         8,855,702.618        2,974,394.230
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  25,227,697.289       34,724,133.957                    --                   --
   Accumulation Units Redeemed               (55,404,324.515)     (43,247,390.489)                   --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding               (30,176,627.225)      (8,523,256.532)                   --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --           871,937.245        2,677,185.929
   Accumulation Units Redeemed                            --                   --       (15,148,834.240)      (2,443,347.621)
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --       (14,276,896.995)         233,838.308
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   9,509,428.762        3,248,083.315                    --                   --
   Accumulation Units Redeemed                (3,156,468.202)      (1,559,052.836)                   --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                 6,352,960.560        1,689,030.479                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     993,749.028        3,123,992.715                    --                   --
   Accumulation Units Redeemed               (17,273,635.771)      (3,431,572.117)                   --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding               (16,279,886.743)        (307,579.403)                   --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                    --                   --
   Accumulation Units Redeemed                            --                   --                    --                   --
                                             ---------------      ---------------       ---------------      ---------------
   Change in Units Outstanding                            --                   --                    --                   --
                                             ===============      ===============       ===============      ===============


                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company I                           VALIC Company I
                                                     International Growth I                       Income & Growth
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 20                               Division 21
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   37,601,100.061      113,714,271.731      18,055,190.802       20,716,358.735
   Accumulation Units Redeemed                (63,404,135.516)    (123,246,826.469)    (28,903,673.056)     (24,135,673.306)
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                (25,803,035.454)      (9,532,554.738)    (10,848,482.254)      (3,419,314.571)
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   12,817,339.947        8,102,565.670       7,613,252.744        4,296,799.674
   Accumulation Units Redeemed                 (6,249,040.574)      (6,860,886.996)     (5,280,274.767)      (2,345,205.150)
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                  6,568,299.373        1,241,678.674       2,332,977.976        1,951,594.524
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                      954,389.496        3,511,059.410         981,134.662        1,068,281.630
   Accumulation Units Redeemed                (15,568,112.364)      (3,242,246.460)     (2,422,623.300)        (926,179.982)
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                (14,613,722.868)         268,812.950      (1,441,488.638)         142,101.648
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------     ----------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============     ================     ===============      ===============

                                                             Vanguard                                  Vanguard
                                                   Long-Term Investment Grade                    Long-Term Treasury
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 22                               Division 23
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  32,535,731.496       52,871,822.634       39,413,150.623       73,444,072.581
   Accumulation Units Redeemed               (35,437,517.900)     (49,923,989.304)     (61,785,316.289)     (89,520,099.762)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (2,901,786.404)       2,947,833.330      (22,372,165.666)     (16,076,027.180)
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   7,744,888.404       14,263,749.982       10,983,558.313       12,555,817.682
   Accumulation Units Redeemed                (3,775,521.285)     (13,383,628.608)      (6,684,455.871)     (12,820,802.229)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                 3,969,367.119          880,121.374        4,299,102.442         (264,984.546)
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     587,035.451        2,244,387.412          947,318.692        3,380,023.785
   Accumulation Units Redeemed                (4,181,416.061)      (1,865,988.296)      (3,597,215.532)      (3,294,987.492)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (3,594,380.610)         378,399.116       (2,649,896.839)          85,036.293
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                            Vanguard                                  Vanguard
                                                           Windsor II                                Wellington
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 24                               Division 25
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                  138,099,146.627     117,239,745.699      131,535,077.017      110,858,468.069
   Accumulation Units Redeemed               (115,986,167.961)    (72,600,521.748)     (93,355,997.485)     (61,763,039.130)
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                 22,112,978.666      44,639,223.952       38,179,079.532       49,095,428.940
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                   43,296,363.925      16,631,074.645       28,972,766.696       16,413,382.835
   Accumulation Units Redeemed                (12,219,307.232)     (6,455,871.279)     (10,771,402.728)      (7,166,912.945)
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                 31,077,056.693      10,175,203.366       18,201,363.968        9,246,469.890
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                    7,905,632.740      11,647,175.113        4,549,886.689        7,095,542.880
   Accumulation Units Redeemed                (20,078,888.620)     (5,476,675.670)     (13,821,144.834)      (3,794,384.504)
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                (12,173,255.881)      6,170,499.444       (9,271,258.145)       3,301,158.376
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                  --                   --                   --
   Accumulation Units Redeemed                             --                  --                   --                   --
                                             ----------------     ---------------      ---------------      ---------------
   Change in Units Outstanding                             --                  --                   --                   --
                                             ================     ===============      ===============      ===============

                                                             Putnam                                  Putnam OTC
                                                       New Opportunities                         & Emerging Growth
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 26                               Division 27
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       11,332.575           27,322.275            3,333.439                   --
   Accumulation Units Redeemed                    (10,984.655)                  --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                        347.920           27,322.275            3,333.439                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   58,801,776.757       92,471,813.444       52,949,297.893      174,437,061.000
   Accumulation Units Redeemed               (140,851,673.972)    (109,500,645.359)    (111,288,754.463)    (173,955,412.946)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                (82,049,897.214)     (17,028,831.914)     (58,339,456.570)         481,648.053
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                        1,481.736                   --                   --                   --
   Accumulation Units Redeemed                     (1,481.736)                  --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   29,189,488.997       16,453,682.220       19,626,762.317       10,250,171.914
   Accumulation Units Redeemed                (19,559,042.188)     (11,422,822.358)     (13,106,654.406)      (6,988,411.335)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                  9,630,446.809        5,030,859.861        6,520,107.911        3,261,760.579
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                    3,941,278.632       11,707,724.581        2,176,211.562        4,102,302.427
   Accumulation Units Redeemed                (31,346,039.256)     (10,221,853.156)      (3,301,369.001)      (3,553,169.074)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                (27,404,760.624)       1,485,871.425       (1,125,157.439)         549,133.353
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                           Putnam                                 VALIC Company I
                                                        Global Equity                             Large Cap Growth
                                                            Fund                                        Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 28                               Division 30
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       23,623.620            4,831.322                  --                    --
   Accumulation Units Redeemed                     (9,831.534)          (2,334.337)                 --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                     13,792.086            2,496.985                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   38,086,502.767       57,154,530.807      40,531,418.004        57,730,354.168
   Accumulation Units Redeemed                (81,853,393.988)     (57,452,377.495)    (91,395,564.092)      (68,524,202.282)
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                (43,766,891.220)        (297,846.687)    (50,864,146.088)      (10,793,848.114)
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                        9,437.720                                       --                    --
   Accumulation Units Redeemed                       (777.359)                                      --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                      8,660.361                                       --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   15,368,795.113        8,418,841.395      12,461,790.262         9,831,803.842
   Accumulation Units Redeemed                (10,126,174.796)      (5,989,301.554)    (12,213,393.932)       (5,858,708.273)
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                  5,242,620.316        2,429,539.842         248,396.331         3,973,095.569
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                    3,521,100.043        5,534,264.430       2,250,214.651         6,959,756.487
   Accumulation Units Redeemed                 (9,854,429.320)      (3,644,955.601)    (24,461,160.319)       (6,537,920.026)
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                 (6,333,329.277)       1,889,308.830     (22,210,945.668)          421,836.461
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                  --                    --
   Accumulation Units Redeemed                             --                   --                  --                    --
                                              ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                             --                   --                  --                    --
                                              ===============      ===============     ===============       ===============

                                                            American                                 Templeton
                                                         Century Ultra                                Foreign
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 31                               Division 32
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                       42,705.412          56,983.583                    --                   --
   Accumulation Units Redeemed                    (14,801.338)        (15,528.969)                   --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                     27,904.074          41,454.614                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                   99,659,045.071     132,192,078.216                    --                   --
   Accumulation Units Redeemed               (158,129,941.500)    (93,980,735.729)                   --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                (58,470,896.429)     38,211,342.487                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                               --                  --        81,368,454.496      206,608,241.833
   Accumulation Units Redeemed                             --                  --       (76,351,300.376)    (178,067,523.760)
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --         5,017,154.120       28,540,718.073
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                        9,477.048                  --                    --                   --
   Accumulation Units Redeemed                     (9,477.048)                 --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                   40,913,225.080      18,220,225.116                    --                   --
   Accumulation Units Redeemed                (17,552,174.103)     (7,696,996.233)                   --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                 23,361,050.976      10,523,228.884                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                               --                  --        22,466,801.018       18,117,232.436
   Accumulation Units Redeemed                             --                  --        (9,621,580.425)     (12,020,252.130)
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --        12,845,220.593        6,096,980.306
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                    5,487,961.376       7,539,433.033                    --                   --
   Accumulation Units Redeemed                 (6,890,748.392)     (2,674,458.646)                   --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                 (1,402,787.016)      4,864,974.386                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                               --                  --         3,629,752.283        3,534,512.508
   Accumulation Units Redeemed                             --                  --        (2,604,141.935)        (897,801.060)
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --         1,025,610.349        2,636,711.448
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
      Charge of 0.55% (2)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                  --                    --                   --
   Accumulation Units Redeemed                             --                  --                    --                   --
                                             ----------------     ---------------       ---------------     ----------------
   Change in Units Outstanding                             --                  --                    --                   --
                                             ================     ===============       ===============     ================

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company II                           VALIC Company II
                                                 International Small Cap Equity                    Small Cap Growth
                                                             Fund                                       Fund
                                            ---------------------------------------   ---------------------------------------
                                                         Division 33                                 Division 35
                                            ---------------------------------------------------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                    --          38,690.762           42,624.008
   Accumulation Units Redeemed                            --                    --         (16,180.190)         (16,524.673)
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --          22,510.571           26,099.335
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  14,604,932.945        41,413,025.004      14,550,670.062       24,786,804.986
   Accumulation Units Redeemed               (14,898,297.041)      (35,827,209.057)    (12,318,521.757)     (15,762,684.800)
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                  (293,364.096)        5,585,815.947       2,232,148.305        9,024,120.186
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   1,657,912.688         2,420,166.939       1,718,347.265        7,053,942.373
   Accumulation Units Redeemed                (1,206,251.029)       (1,725,587.755)     (1,134,051.802)      (5,742,550.743)
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                   451,661.659           694,579.184         584,295.462        1,311,391.631
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     526,377.715         3,699,079.440         497,644.538        2,350,505.960
   Accumulation Units Redeemed                (1,845,285.772)       (3,420,644.177)     (6,268,000.138)      (1,444,086.536)
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                (1,318,908.057)          278,435.263      (5,770,355.600)         906,419.424
                                             ===============       ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                    --                  --                   --
   Accumulation Units Redeemed                            --                    --                  --                   --
                                             ---------------       ---------------     ---------------      ---------------
   Change in Units Outstanding                            --                    --                  --                   --
                                             ===============       ===============     ===============      ===============

                                                        VALIC Company II                          VALIC Company II
                                                         Small Cap Value                            Mid Cap Growth
                                                             Fund                                       Fund
                                            ---------------------------------------   ---------------------------------------
                                                             Division 36                             Division 37
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  23,731,109.464       13,030,962.651       13,344,012.195       20,192,943.339
   Accumulation Units Redeemed               (13,978,353.410)      (9,782,621.903)     (13,302,735.438)      (9,613,345.105)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                 9,752,756.053        3,248,340.748           41,276.757       10,579,598.234
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   3,128,492.733        2,154,326.654        2,126,170.008        2,679,389.586
   Accumulation Units Redeemed                (1,539,123.974)        (855,372.819)      (1,987,188.006)      (1,024,871.813)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                 1,589,368.759        1,298,953.835          138,982.002        1,654,517.772
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                   2,060,548.212        2,057,080.761          440,820.197        1,925,975.576
   Accumulation Units Redeemed                (1,906,584.109)        (989,070.671)      (1,872,558.757)        (731,630.353)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                   153,964.103        1,068,010.090       (1,431,738.559)       1,194,345.223
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company II                          VALIC Company II
                                                         Mid Cap Value                          Capital Appreciation
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 38                               Division 39
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --            8,386.753                   --
   Accumulation Units Redeemed                            --                   --           (8,386.753)                  --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  38,923,851.482       24,481,965.768        2,772,460.541        3,670,659.504
   Accumulation Units Redeemed               (18,843,742.931)      (9,942,272.630)      (2,371,802.821)      (2,188,980.369)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                20,080,108.552       14,539,693.138          400,657.720        1,481,679.135
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   6,023,867.607        3,065,524.071          605,415.566          662,943.045
   Accumulation Units Redeemed                (2,343,935.678)      (1,096,943.244)        (492,832.575)        (364,595.219)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                 3,679,931.929        1,968,580.827          112,582.991          298,347.825
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                   2,734,526.051        3,584,727.166          586,858.534        2,945,161.855
   Accumulation Units Redeemed                (5,333,152.054)      (1,670,125.148)     (10,797,886.321)      (2,648,085.586)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                (2,598,626.003)       1,914,602.018      (10,211,027.787)         297,076.268
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============

                                                       VALIC Company II                          VALIC Company II
                                                        Large Cap Value                        Socially Responsible
                                                             Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 40                               Division 41
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  14,559,906.885       13,090,520.823       82,313,695.981        2,673,557.786
   Accumulation Units Redeemed               (11,649,634.455)      (5,151,329.785)     (19,270,638.923)      (1,549,156.002)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                 2,910,272.430        7,939,191.037       63,043,057.058        1,124,401.783
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   2,166,946.264        1,741,704.997        6,810,959.338          595,452.777
   Accumulation Units Redeemed                (1,346,151.735)        (832,379.579)      (1,403,402.073)        (258,257.178)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                   820,794.529          909,325.418        5,407,557.265          337,195.599
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     504,357.652        1,245,586.397          265,168.149          515,027.945
   Accumulation Units Redeemed                (1,800,009.536)        (286,730.424)      (1,866,833.322)        (309,683.584)
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                (1,295,651.884)         958,855.973       (1,601,665.173)         205,344.361
                                             ===============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============       ==============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company II                          VALIC Company I
                                                        Money Market II                               Growth
                                                              Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 44                              Division 45 (6)
                                            ---------------------------------------   ---------------------------------------
                                                                                        For the Period
                                            For The Year Ended   For The Year Ended   January 1, 2004 to   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                               --                   --        1,316,446.331        5,538,602.038
   Accumulation Units Redeemed                             --                   --       (4,749,678.168)      (4,426,564.623)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --       (3,433,231.837)       1,112,037.415
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                               --                   --          123,936.514          164,167.757
   Accumulation Units Redeemed                             --                   --         (366,338.323)         (52,912.862)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --         (242,401.809)         111,254.895
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  114,829,748.594      222,674,933.929                   --                   --
   Accumulation Units Redeemed               (116,136,595.679)    (229,359,987.386)                  --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                 (1,306,847.085)      (6,685,053.457)                  --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                               --                   --           30,154.039          363,556.243
   Accumulation Units Redeemed                             --                   --         (472,150.937)        (110,532.109)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --         (441,996.898)         253,024.133
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   25,902,560.275       40,157,425.762                   --                   --
   Accumulation Units Redeemed                (26,692,205.899)     (39,287,664.309)                  --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                   (789,645.624)         869,761.453                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                    2,312,224.619        6,680,730.715                   --                   --
   Accumulation Units Redeemed                 (4,602,795.813)      (6,305,143.752)                  --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                 (2,290,571.194)         375,586.964                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================

                                                         VALIC Company I                               Janus
                                                      Nasdaq-100 (R) Index                       Adviser Worldwide
                                                             Fund                                       Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 46                               Division 47
                                            ---------------------------------------   ---------------------------------------

                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --           28,712.507           17,914.314
   Accumulation Units Redeemed                             --                   --                   --           (3,878.048)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --           28,712.507           14,036.267
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  137,495,424.012      335,898,929.410       14,207,681.517       22,095,456.892
   Accumulation Units Redeemed               (137,544,305.159)    (236,034,559.890)     (19,775,516.286)     (19,482,428.454)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                    (48,881.147)      99,864,369.520       (5,567,834.769)       2,613,028.438
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                               --                   --           13,958.803                   --
   Accumulation Units Redeemed                             --                   --          (13,958.803)                  --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   20,002,830.204       31,419,468.957        3,380,548.795        6,513,913.339
   Accumulation Units Redeemed                (14,543,148.653)     (19,753,955.661)      (3,151,799.219)      (4,933,769.049)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                  5,459,681.550       11,665,513.297          228,749.577        1,580,144.289
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                    5,725,118.741       19,447,747.715          654,208.249        1,346,359.858
   Accumulation Units Redeemed                (11,325,701.031)     (11,185,439.574)      (1,646,793.750)        (572,857.958)
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                 (5,600,582.290)       8,262,308.141         (992,585.501)         773,501.900
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                   --                   --
   Accumulation Units Redeemed                             --                   --                   --                   --
                                             ----------------     ----------------     ----------------     ----------------
   Change in Units Outstanding                             --                   --                   --                   --
                                             ================     ================     ================     ================

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company II                          VALIC Company II
                                                       Aggressive Growth                          Moderate Growth
                                                         Lifestyle Fund                            Lifestyle Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 48                               Division 49
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      30,044.735         12,213.784            229,603.906           35,056.260
   Accumulation Units Redeemed                    (9,640.216)            (0.830)           (54,096.647)         (21,401.514)
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                    20,404.519         12,212.954            175,507.259           13,654.746
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                      17,983.789                 --              3,189.571                   --
   Accumulation Units Redeemed                   (17,983.789)                --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --              3,189.571                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                   7,552,047.562      7,690,607.308         14,452,332.934       11,588,687.769
   Accumulation Units Redeemed                (4,888,585.727)    (2,907,166.161)        (7,156,018.778)      (4,540,397.792)
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                 2,663,461.835      4,783,441.147          7,296,314.156        7,048,289.976
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   1,439,831.621        985,132.004          2,159,244.143        1,509,346.271
   Accumulation Units Redeemed                  (999,199.131)      (268,075.622)        (1,420,136.271)        (564,174.015)
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                   440,632.490        717,056.382            739,107.872          945,172.255
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     153,154.108        369,807.841            245,848.513          995,445.791
   Accumulation Units Redeemed                  (574,021.119)      (262,292.423)        (2,230,576.542)      (1,030,362.487)
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                  (420,867.011)       107,515.418         (1,984,728.029)         (34,916.696)
                                              ==============     ==============         ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                 --                     --                   --
   Accumulation Units Redeemed                            --                 --                     --                   --
                                              --------------     --------------         --------------       --------------
   Change in Units Outstanding                            --                 --                     --                   --
                                              ==============     ==============         ==============       ==============

                                                        VALIC Company II                       Vanguard LifeStrategy
                                                      Conservative Growth                              Growth
                                                         Lifestyle Fund                                 Fund
                                            ---------------------------------------------------------------------------------
                                                          Division 50                               Division 52
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                     111,678.458           40,388.665                   --                   --
   Accumulation Units Redeemed                   (66,703.145)         (18,535.611)                  --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                    44,975.313           21,853.053                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --       18,422,576.590       14,052,589.151
   Accumulation Units Redeemed                            --                   --       (8,853,265.028)      (5,048,299.182)
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --        9,569,311.562        9,004,289.969
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --        2,916,540.626        1,739,759.367
   Accumulation Units Redeemed                            --                   --         (982,397.933)        (461,804.668)
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --        1,934,142.693        1,277,954.699
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                       7,436.230                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                     7,436.230                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --        1,821,512.865       10,122,993.678
   Accumulation Units Redeemed                            --                   --      (31,743,654.930)      (4,652,124.700)
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --      (29,922,142.065)       5,470,868.978
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                   5,519,432.136        5,745,256.276                   --                   --
   Accumulation Units Redeemed                (3,484,171.134)      (2,545,414.460)                  --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                 2,035,261.001        3,199,841.816                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   1,322,024.724        1,164,235.218                   --                   --
   Accumulation Units Redeemed                  (598,768.336)        (307,369.105)                  --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                   723,256.388          856,866.114                   --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     133,829.465          258,323.432                   --                   --
   Accumulation Units Redeemed                  (495,051.803)        (268,490.498)                  --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                  (361,222.338)         (10,167.067)                  --                   --
                                              ==============       ==============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                              --------------       --------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                              ==============       ==============      ===============       ==============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                     Vanguard LifeStrategy                     Vanguard LifeStrategy
                                                        Moderate Growth                         Conservative Growth
                                                              Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                         Division 53                                Division 54
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                  22,123,940.708       18,224,600.994       10,218,962.433        8,812,410.821
   Accumulation Units Redeemed                (9,372,830.349)      (5,212,052.704)      (4,579,018.059)      (3,719,609.898)
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                12,751,110.359       13,012,548.290        5,639,944.374        5,092,800.923
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                   4,377,515.590        2,842,657.314        1,510,948.474        1,218,055.445
   Accumulation Units Redeemed                (1,932,161.311)        (510,029.798)        (628,836.754)        (270,777.338)
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                 2,445,354.280        2,332,627.515          882,111.720          947,278.106
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                   3,154,788.730       12,221,336.651        1,362,017.095        3,628,340.149
   Accumulation Units Redeemed               (40,077,708.841)      (6,242,688.507)      (7,150,321.166)      (1,307,688.255)
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding               (36,922,920.111)       5,978,648.144       (5,788,304.071)       2,320,651.894
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============       ==============       ==============

                                                            Evergreen                                Evergreen
                                                         Special Values                           Growth & Income
                                                              Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 55                              Division 56
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  49,347,287.024       39,143,532.557       91,923,281.969      19,761,562.016
   Accumulation Units Redeemed               (25,183,604.746)     (29,448,007.048)     (22,102,513.944)     (2,365,968.415)
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                24,163,682.279        9,695,525.509       69,820,768.025      17,395,593.601
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  10,708,301.226        9,211,641.034        8,570,390.539       1,193,675.257
   Accumulation Units Redeemed                (4,371,556.901)      (7,042,740.010)      (1,600,952.893)       (210,408.042)
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                 6,336,744.325        2,168,901.025        6,969,437.646         983,267.215
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   1,602,359.257        2,276,278.830          126,123.609         339,556.343
   Accumulation Units Redeemed                (3,345,254.141)      (1,183,272.307)        (408,320.586)       (119,567.627)
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                (1,742,894.884)       1,093,006.523         (282,196.977)        219,988.716
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                  --
   Accumulation Units Redeemed                            --                   --                   --                  --
                                             ---------------      ---------------      ---------------      --------------
   Change in Units Outstanding                            --                   --                   --                  --
                                             ===============      ===============      ===============      ==============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                          Evergreen                                VALIC Company II
                                                        Equity Income                                  Core Bond
                                                            Fund                                         Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 57                              Division 58
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --           77,305.311           28,881.488
   Accumulation Units Redeemed                            --                   --          (56,039.230)          (8,722.784)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --           21,266.081           20,158.704
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  43,985,491.356        6,517,362.254                   --                   --
   Accumulation Units Redeemed               (12,248,617.356)      (2,939,023.515)                  --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                31,736,874.001        3,578,338.739                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --           16,181.456                   --
   Accumulation Units Redeemed                            --                   --          (16,181.456)                  --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   4,758,810.288        1,924,904.090                   --                   --
   Accumulation Units Redeemed                (1,968,948.871)      (1,244,607.795)                  --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                 2,789,861.417          680,296.295                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --       21,359,354.142       18,682,883.349
   Accumulation Units Redeemed                            --                   --      (12,346,909.907)     (15,413,989.499)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --        9,012,444.234        3,268,893.850
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     194,399.350          401,378.432                   --                   --
   Accumulation Units Redeemed                  (477,454.485)        (115,197.710)                  --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                  (283,055.135)         286,180.722                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --        2,222,860.474        1,654,753.393
   Accumulation Units Redeemed                            --                   --       (1,094,274.434)      (1,014,567.170)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --        1,128,586.040          640,186.223
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --        2,789,630.317        4,139,636.684
   Accumulation Units Redeemed                            --                   --       (2,174,990.918)      (2,102,117.381)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --          614,639.399        2,037,519.303
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============

                                                         VALIC Company II                         VALIC Company II
                                                          Strategic Bond                           High Yield Bond
                                                               Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 59                              Division 60
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                      80,710.067            2,989.624                  --                    --
   Accumulation Units Redeemed                   (32,705.442)          (2,775.755)                 --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                    48,004.625              213.868                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                      49,884.749                   --                  --                    --
   Accumulation Units Redeemed                   (37,322.581)                  --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                    12,562.168                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                  32,853,902.938       31,307,642.541      37,657,242.050        93,509,300.948
   Accumulation Units Redeemed               (14,290,903.530)     (14,999,968.285)    (29,337,304.270)      (73,921,913.466)
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                18,562,999.408       16,307,674.256       8,319,937.781        19,587,387.481
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                   5,106,885.717        2,724,431.238       3,163,465.078        10,050,805.815
   Accumulation Units Redeemed                (2,313,051.674)        (963,873.900)     (1,581,061.328)       (8,255,981.339)
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                 2,793,834.043        1,760,557.338       1,582,403.750         1,794,824.476
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                     998,041.476        1,495,669.788         631,310.736         1,928,901.936
   Accumulation Units Redeemed                (1,558,174.578)        (637,969.990)     (1,256,687.499)         (886,770.227)
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                  (560,133.102)         857,699.798        (625,376.763)        1,042,131.710
                                             ===============      ===============     ===============       ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                  --                    --
   Accumulation Units Redeemed                            --                   --                  --                    --
                                             ---------------      ---------------     ---------------       ---------------
   Change in Units Outstanding                            --                   --                  --                    --
                                             ===============      ===============     ===============       ===============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                                                                     AIM Large
                                                             Janus                                   Cap Growth
                                                             Fund                                       Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 61                               Division 62
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  20,710,817.718       33,421,198.666       21,817,138.733       29,421,796.821
   Accumulation Units Redeemed               (27,975,658.023)     (25,558,204.581)     (17,098,696.468)     (20,209,869.016)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (7,264,840.305)       7,862,994.085        4,718,442.265        9,211,927.805
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   6,100,493.720        5,709,749.930        3,202,401.797        2,970,703.938
   Accumulation Units Redeemed                (5,017,354.677)      (2,666,686.008)      (1,892,295.681)      (1,370,156.688)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                 1,083,139.043        3,043,063.921        1,310,106.117        1,600,547.250
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     848,193.836        2,726,185.759        2,419,405.866        3,046,268.424
   Accumulation Units Redeemed                (3,599,990.560)      (1,527,221.668)      (2,301,689.058)        (693,355.624)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (2,751,796.724)       1,198,964.092          117,716.808        2,352,912.800
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============

                                                         Credit Suisse                               MSIF Trust
                                                        Small Cap Growth                           Mid Cap Growth
                                                              Fund                                   Portfolio
                                            ---------------------------------------   ---------------------------------------
                                                          Division 63                               Division 64
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  46,572,292.067       37,914,853.508       45,417,531.565       35,136,636.871
   Accumulation Units Redeemed               (33,864,052.955)     (16,806,816.351)     (19,168,148.243)     (10,915,213.302)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                12,708,239.112       21,108,037.157       26,249,383.321       24,221,423.569
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   9,504,120.699        4,350,761.229       10,360,444.403        7,426,555.071
   Accumulation Units Redeemed                (5,460,706.786)        (816,678.735)      (3,697,609.106)      (1,606,241.773)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                 4,043,413.913        3,534,082.494        6,662,835.297        5,820,313.299
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   1,196,701.477        1,830,563.856        2,038,542.411        1,884,469.928
   Accumulation Units Redeemed                (1,738,194.340)        (604,264.203)      (2,200,104.897)        (333,888.271)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                  (541,492.863)       1,226,299.653         (161,562.487)       1,550,581.657
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                           Evergreen                                    SIT
                                                         Special Equity                           Small Cap Growth
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 65                               Division 66
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                   30,607,874.198       45,379,212.520      41,877,925.148       57,228,269.094
   Accumulation Units Redeemed                (28,216,524.560)     (17,542,289.636)    (33,233,044.076)     (20,599,847.996)
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                  2,391,349.639       27,836,922.884       8,644,881.072       36,628,421.098
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                    4,411,015.265        4,270,806.558      14,078,729.175       11,736,866.002
   Accumulation Units Redeemed                 (3,155,598.992)        (835,291.731)     (9,005,704.719)      (2,652,964.433)
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                  1,255,416.273        3,435,514.826       5,073,024.456        9,083,901.568
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                    2,050,504.440        4,007,209.752       1,065,302.017        2,465,730.672
   Accumulation Units Redeemed                 (2,988,283.736)      (1,274,504.562)     (3,430,930.632)        (442,222.941)
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                   (937,779.296)       2,732,705.191      (2,365,628.614)       2,023,507.731
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                               --                   --                  --                   --
   Accumulation Units Redeemed                             --                   --                  --                   --
                                              ---------------      ---------------     ---------------      ---------------
   Change in Units Outstanding                             --                   --                  --                   --
                                              ===============      ===============     ===============      ===============

                                                              SIT
                                                         Mid Cap Growth                                Ariel
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 67                               Division 68
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  16,342,525.561       22,751,660.150      123,369,844.105       86,192,581.092
   Accumulation Units Redeemed               (13,308,445.738)      (8,763,536.265)     (49,228,373.482)     (34,935,500.436)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                 3,034,079.823       13,988,123.886       74,141,470.623       51,257,080.655
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   2,276,340.337        2,454,178.155       23,174,196.306       12,914,092.041
   Accumulation Units Redeemed                (1,265,482.932)        (888,253.340)      (5,528,394.332)      (2,768,160.172)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                 1,010,857.405        1,565,924.815       17,645,801.975       10,145,931.868
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     439,643.165        1,024,711.334        5,986,113.941        6,925,904.722
   Accumulation Units Redeemed                  (757,703.665)        (328,845.494)      (6,887,618.818)      (1,996,041.650)
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                  (318,060.500)         695,865.840         (901,504.877)       4,929,863.072
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------       --------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============       ==============      ===============      ===============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                             Ariel                                  Lou Holland
                                                          Appreciation                                Growth
                                                              Fund                                     Fund
                                            ---------------------------------------   ---------------------------------------
                                                           Division 69                              Division 70
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  79,565,905.935       93,703,922.763       16,024,687.246       20,520,499.353
   Accumulation Units Redeemed               (56,311,530.068)     (45,718,441.955)     (13,905,200.021)      (6,673,595.211)
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                23,254,375.866       47,985,480.807        2,119,487.225       13,846,904.142
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  14,458,848.575       11,890,943.881        2,693,051.384        1,731,681.526
   Accumulation Units Redeemed                (5,916,034.669)      (3,251,819.529)      (1,067,094.218)        (367,890.687)
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                 8,542,813.906        8,639,124.352        1,625,957.166        1,363,790.839
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   3,486,925.654        7,246,263.471          762,020.448        1,494,891.238
   Accumulation Units Redeemed                (8,618,458.858)      (2,482,720.043)        (880,095.067)        (216,788.881)
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                (5,131,533.204)       4,763,543.428         (118,074.619)       1,278,102.357
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============       ==============

                                                          Dreyfus BASIC                           VALIC Company I
                                                    U.S. Mortgage Securities                      Blue Chip Growth
                                                              Fund                                      Fund
                                            ---------------------------------------   ---------------------------------------
                                                          Division 71                                Division 72
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  24,422,894.769       44,796,592.299       25,941,472.154       29,924,791.985
   Accumulation Units Redeemed               (29,794,005.799)     (42,374,623.533)     (17,711,353.284)     (12,479,141.479)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (5,371,111.030)       2,421,968.766        8,230,118.870       17,445,650.506
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                   4,211,745.759        5,651,644.061        4,080,675.855        2,719,112.895
   Accumulation Units Redeemed                (3,225,598.677)      (3,932,846.525)      (1,198,216.570)      (1,049,281.268)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                   986,147.082        1,718,797.536        2,882,459.285        1,669,831.627
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                     590,605.271        2,450,509.793        1,108,088.828        2,599,190.789
   Accumulation Units Redeemed                (2,142,032.702)      (2,287,673.779)      (2,363,392.841)      (1,441,660.338)
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                (1,551,427.430)         162,836.014       (1,255,304.014)       1,157,530.450
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------      ---------------      ---------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============      ===============      ===============

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

5.   Changes in Units Outstanding (Continued)

                                                        VALIC Company I                          VALIC Company I
                                                        Health Sciences                               Value
                                                              Fund                                    Fund
                                            ---------------------------------------   ---------------------------------------
                                                         Division 73                                Division 74
                                            ---------------------------------------   ---------------------------------------
                                            For The Year Ended   For The Year Ended   For The Year Ended   For The Year Ended
                                             December 31, 2004    December 31, 2003    December 31, 2004    December 31, 2003
                                            ------------------   ------------------   ------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                  90,018,748.778       80,133,103.687        5,459,693.279        5,653,686.283
   Accumulation Units Redeemed               (60,952,718.216)     (40,784,312.047)      (3,137,571.145)      (4,317,036.806)
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                29,066,030.562       39,348,791.639        2,322,122.134        1,336,649.477
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                  11,213,966.316        7,259,169.404          318,372.255          286,515.786
   Accumulation Units Redeemed                (4,538,077.853)      (2,584,949.766)        (142,086.350)         (78,844.077)
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                 6,675,888.463        4,674,219.638          176,285.905          207,671.710
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                   2,568,358.057        5,344,176.449          126,653.417          312,018.091
   Accumulation Units Redeemed                (5,043,605.567)      (2,464,973.158)        (205,910.589)        (142,272.214)
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                (2,475,247.510)       2,879,203.291          (79,257.172)         169,745.877
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                              --                   --                   --                   --
   Accumulation Units Redeemed                            --                   --                   --                   --
                                             ---------------      ---------------       --------------       --------------
   Change in Units Outstanding                            --                   --                   --                   --
                                             ===============      ===============       ==============       ==============

                                                  VALIC Company I               VALIC Company I               VALIC Company I
                                                 Mid Capital Growth          Large Capital Growth           Inflation Protected
                                                        Fund                         Fund                           Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                                 Division 75 /(7)/             Division 76 /(7)/             Division 77 /(7)/
                                            ---------------------------   ---------------------------   ---------------------------
                                            For the Period December 17,   For the Period December 17,   For the Period December 17,
                                             2004 to December 31, 2004     2004 to December 31, 2004     2004 to December 31, 2004
                                            ---------------------------   ---------------------------   ---------------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of .95% (1)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Units Issued                             --                            --                            --
   Accumulation Units Redeemed                           --                            --                            --
                                                        ---                           ---                           ---
   Change in Units Outstanding                           --                            --                            --
                                                        ===                           ===                           ===

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.
(6) The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund as of August 27, 2004.
(7)  Funds commenced operations on December 17, 2004.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets

The unit values and net assets attributable to accumulation units outstanding as of December 31, 2004 were as follows:

                                               VALIC Company I        VALIC Company I      VALIC Company I   VALIC Company I
                                            Capital Conservation   Capital Conservation    Money Market I     Money Market I
                                                    Fund                   Fund                 Fund               Fund
                                            --------------------   --------------------   ----------------   ---------------
                                                 Division 1             Division 7           Division 2         Division 6
                                            --------------------   --------------------   ----------------   ---------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                       $       --             $        --          $       --        $   0.998918
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $    196,238
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                       $ 4.848705             $  2.715226          $ 2.747715        $   1.940132
   Net Assets Attributable to
      Accumulation Units Outstanding             $3,900,322             $69,963,422          $1,804,434        $251,183,524

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                       $       --             $        --          $       --        $   0.996158
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                       $       --             $  2.816594          $       --        $   2.013068
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $12,334,495          $       --        $ 54,219,493

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                       $       --             $  2.925894          $       --        $   2.091112
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $   527,296          $       --        $ 26,110,461

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                       $       --             $        --          $       --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $       --             $        --          $       --        $         --

                                            VALIC Company I    VALIC Company I      VALIC Company I      VALIC Company I
                                             Mid Cap Index    Asset Allocation   Government Securities     Stock Index
                                                  Fund              Fund                 Fund                  Fund
                                            ---------------   ----------------   ---------------------   ---------------
                                               Division 4        Division 5            Division 8          Division 10A
                                            ---------------   ----------------   ---------------------   ---------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                   $     1.222063     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $      150,508     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                   $     8.387743     $   4.364250          $   2.732564         $  22.325855
   Net Assets Attributable to
      Accumulation Units Outstanding         $1,569,308,804     $185,892,179          $112,561,632         $250,804,763

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                   $     1.357125     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $       19,374     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                   $     8.748665     $   4.544873          $   2.834607         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $  205,681,114     $ 12,560,826          $ 11,220,804         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                   $     9.147217     $   4.743251          $   2.944555         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $   37,967,744     $    495,708          $    870,487         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                   $           --     $         --          $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $           --     $         --          $         --         $         --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                            VALIC Company I   VALIC Company I   VALIC Company I      VALIC Company I
                                              Stock Index       Stock Index       Stock Index     International Equities
                                                 Fund               Fund              Fund                 Fund
                                            ---------------   ---------------   ---------------   ----------------------
                                             Division 10B       Division 10C      Division 10D         Division 11
                                            ---------------   ---------------   ---------------   ----------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                    $        --      $     0.906735     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $      100,028     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                    $        --      $     4.739093     $  8.398923          $   1.416828
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $3,475,385,820     $29,113,855          $335,558,868

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                    $        --      $     1.237456     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $          225     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                    $        --      $     4.899562     $        --          $   1.460169
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $  430,713,539     $        --          $ 41,408,740

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                    $        --      $     5.076859     $        --          $   1.505463
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $  122,610,091     $        --          $    751,183

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                    $        --      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $        --      $           --     $        --          $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                    $ 37.111783      $           --     $        --          $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $21,479,335      $           --     $        --          $         --

                                             VALIC Company I      VALIC Company I      VALIC Company I   VALIC Company I
                                            Social Awareness   Int'l Government Bond   Small Cap Index     Core Equity
                                                  Fund                  Fund                 Fund             Fund
                                            ----------------   ---------------------   ---------------   ---------------
                                               Division 12          Division 13          Division 14       Division 15
                                            ----------------   ---------------------   ---------------   ---------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                    $   0.910929          $         --         $   1.249904      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $     21,923          $         --         $    120,105      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                    $   3.631442          $   2.239172         $   3.233088      $   2.080272
   Net Assets Attributable to
      Accumulation Units Outstanding          $368,635,034          $136,228,359         $560,677,986      $523,046,750

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                    $   1.223821          $         --         $   1.422751      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                    $   3.736978          $   2.297466         $   3.311646      $   2.122508
   Net Assets Attributable to
      Accumulation Units Outstanding          $ 42,651,836          $ 17,134,698         $ 81,854,309      $ 60,416,154

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                    $   3.852871          $   2.359212         $   3.396758      $   2.168339
   Net Assets Attributable to
      Accumulation Units Outstanding          $  3,883,418          $  2,200,659         $ 10,229,355      $  6,431,709

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                    $         --          $         --         $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --          $         --         $         --      $         --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                            VALIC Company I      VALIC Company I     VALIC Company I   Templeton Global
                                            Growth & Income   Science & Technology      Small Cap      Asset Allocation
                                                  Fund                Fund                 Fund              Fund
                                            ---------------   --------------------   ---------------   ----------------
                                              Division 16          Division 17         Division 18        Division 19
                                            ---------------   --------------------   ---------------   ----------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                    $   0.906322       $     0.501806        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $     21,470       $       11,966        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $   2.573661
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $323,819,178

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $   2.655116
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $ 42,511,178

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                    $   2.175392       $     2.152707        $   2.526358      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $153,757,095       $1,152,979,979        $601,800,137      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                    $   1.231810       $     1.204057        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $   2.743866
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $  9,147,249

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                    $   2.219682       $     2.195983        $   2.589059      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $ 13,530,964       $  151,780,353        $ 47,547,067      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                    $   2.267624       $     2.243477        $   2.664513      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $    858,873       $   31,230,674        $ 16,637,905      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                    $         --       $           --        $         --      $         --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --       $           --        $         --      $         --

                                               VALIC Company I       VALIC Company I         Vanguard             Vanguard
                                            International Growth I   Income & Growth   LT Investment-Grade   Long-Term Treasury
                                                     Fund                  Fund                Fund                 Fund
                                            ----------------------   ---------------   -------------------   ------------------
                                                  Division 20          Division 21         Division 22           Division 23
                                            ----------------------   ---------------   -------------------   ------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                       $   1.653912          $   1.581093        $   1.800946         $   1.816189
   Net Assets Attributable to
      Accumulation Units Outstanding             $365,702,550          $199,110,730        $160,150,421         $242,983,596

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                       $   1.694373          $   1.636724        $   1.882103         $   1.881551
   Net Assets Attributable to
      Accumulation Units Outstanding             $ 34,824,762          $ 41,034,642        $ 30,224,649         $ 45,003,154

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                       $   1.737932          $   1.700241        $   1.974422         $   1.953216
   Net Assets Attributable to
      Accumulation Units Outstanding             $  8,580,728          $  6,624,823        $  6,554,913         $  8,802,505

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                       $         --          $         --        $         --         $         --
   Net Assets Attributable to
      Accumulation Units Outstanding             $         --          $         --        $         --         $         --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                               Vanguard        Vanguard           Putnam            Putnam OTC
                                              Windsor II      Wellington    New Opportunities   & Emerging Growth
                                                 Fund            Fund              Fund                Fund
                                            --------------   ------------   -----------------   -----------------
                                              Division 24     Division 25      Division 26         Division 27
                                            --------------   ------------   -----------------   -----------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                  $           --   $         --      $   0.669101        $   0.535452
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $     18,514        $      1,785
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                  $     2.124969   $   2.064910      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $1,122,248,606   $942,709,155      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                  $     2.201494   $   2.156067      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $  192,290,684   $163,263,041      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                  $           --   $         --      $   1.182386        $   0.589895
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $496,427,447        $182,368,850
Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                  $           --   $         --      $   1.232034        $   1.207615
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                  $     2.289213   $   2.261821      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $   65,879,190   $ 45,131,778      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                  $           --   $         --      $   1.213397        $   0.611262
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $101,861,336        $ 27,356,257
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                  $           --   $         --      $   1.248752        $   0.635219
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $ 28,283,781        $  5,493,932
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                  $           --   $         --      $         --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $           --   $         --      $         --        $         --

                                                Putnam       VALIC Company I     American        Templeton
                                            Global Equity   Large Cap Growth   Century Ultra      Foreign
                                                 Fund             Fund             Fund            Fund
                                            -------------   ----------------   -------------   ------------
                                             Division 28       Division 30      Division 31     Division 32
                                            -------------   ----------------   -------------   ------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                   $   0.817496     $         --      $   0.858406   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $     15,333     $         --      $     59,538   $         --
Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                   $         --     $         --      $   1.642624   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $933,716,206   $         --
Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                   $   1.312258     $   1.112111      $         --   $   1.751389
   Net Assets Attributable to
      Accumulation Units Outstanding         $314,105,698     $342,214,114      $         --   $452,390,255
Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                   $   1.288462     $         --      $   1.205695   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $     11,159     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                   $         --     $         --      $   1.714480   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $159,541,037   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                   $   1.360347     $   1.151906      $         --   $   1.814358
   Net Assets Attributable to
      Accumulation Units Outstanding         $ 59,993,903     $ 55,311,145      $         --   $ 83,938,609
Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                   $         --     $         --      $   1.795595   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $ 35,172,508   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                   $   1.413604     $   1.196606      $         --   $   1.884792
   Net Assets Attributable to
      Accumulation Units Outstanding         $ 19,963,366     $ 19,705,430      $         --   $ 14,585,905
Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --
Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                   $         --     $         --      $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding         $         --     $         --      $         --   $         --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                             VALIC Company II     VALIC Company II   VALIC Company II   VALIC Company II
                                            International Small   Small Cap Growth   Small Cap Value     Mid Cap Growth
                                              Cap Equity Fund           Fund               Fund               Fund
                                            -------------------   ----------------   ----------------   ----------------
                                                Division 33         Division 35        Division 36        Division 37
                                            -------------------   ----------------   ----------------   ----------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                      $        --         $  0.806381        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $    39,198        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                      $        --         $  1.359616        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $    14,106        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                      $  1.350326         $  1.430674        $  1.980543        $  1.040737
   Net Assets Attributable to
      Accumulation Units Outstanding            $20,316,121         $33,530,000        $72,185,282        $40,261,520

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                      $  1.367489         $  1.448836        $  2.005640        $  1.053924
   Net Assets Attributable to
      Accumulation Units Outstanding            $ 3,783,154         $ 5,264,792        $10,599,207        $ 6,528,552

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                      $  1.384946         $  1.467350        $  2.031249        $  1.067412
   Net Assets Attributable to
      Accumulation Units Outstanding            $   788,536         $ 3,672,352        $ 9,352,075        $ 1,384,767

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                      $        --         $        --        $        --        $        --
   Net Assets Attributable to
      Accumulation Units Outstanding            $        --         $        --        $        --        $        --

                                            VALIC Company II     VALIC Company II     VALIC Company II     VALIC Company II
                                             Mid Cap Value     Capital Appreciation   Large Cap Value    Socially Responsible
                                                  Fund                 Fund                 Fund                 Fund
                                            ----------------   --------------------   ----------------   --------------------
                                              Division 38          Division 39          Division 40           Division 41
                                            ----------------   --------------------   ----------------   --------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                    $         --         $ 0.710958           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                    $         --         $ 1.185857           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                    $   2.659928         $ 0.930296           $  1.657466          $  1.249061
   Net Assets Attributable to
      Accumulation Units Outstanding          $195,646,551         $7,209,251           $37,237,437          $82,660,008

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                    $   2.693662         $ 0.942126           $  1.678514          $  1.264910
   Net Assets Attributable to
      Accumulation Units Outstanding          $ 28,795,128         $1,332,010           $ 7,375,850          $ 9,187,003

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                    $   2.728080         $ 0.954182           $  1.699968          $  1.281086
   Net Assets Attributable to
      Accumulation Units Outstanding          $ 16,210,133         $4,030,861           $ 1,392,015          $ 1,996,257

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                    $         --         $       --           $        --          $        --
   Net Assets Attributable to
      Accumulation Units Outstanding          $         --         $       --           $        --          $        --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                            VALIC Company II     VALIC Company I           Janus          VALIC Company II
                                             Money Market II   Nasdaq-100(R) Index   Adviser Worldwide   Aggressive Growth
                                                  Fund                 Fund                 Fund           Lifestyle Fund
                                            ----------------   -------------------   -----------------   -----------------
                                               Division 44         Division 46          Division 47         Division 48
                                            ----------------   -------------------   -----------------   -----------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                     $        --         $        --          $  0.722985         $  0.994629
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $    38,464         $    39,227

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                     $        --         $  0.471965          $  0.658544         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $83,275,671          $31,882,227         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                     $        --         $        --          $  1.176735         $  1.287187
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                     $        --         $  0.475931          $  0.664048         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $10,660,036          $ 5,884,987         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                     $  1.146429         $        --          $        --         $  1.451029
   Net Assets Attributable to
      Accumulation Units Outstanding           $54,115,935         $        --          $        --         $27,582,088

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                     $        --         $  0.479923          $  0.669611         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $ 3,176,067          $   983,656         $        --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                     $  1.160977         $        --          $        --         $  1.469501
   Net Assets Attributable to
      Accumulation Units Outstanding           $10,743,496         $        --          $        --         $ 4,581,525

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                     $  1.175815         $        --          $        --         $  1.488265
   Net Assets Attributable to
      Accumulation Units Outstanding           $ 1,331,690         $        --          $        --         $ 2,628,778

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                     $        --         $        --          $        --         $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --          $        --         $        --

                                            VALIC Company II     VALIC Company II    Vanguard LifeStrategy   Vanguard LifeStrategy
                                             Moderate Growth   Conservative Growth           Growth             Moderate Growth
                                             Lifestyle Fund       Lifestyle Fund              Fund                   Fund
                                            ----------------   -------------------   ---------------------   ---------------------
                                               Division 49         Division 50            Division 52             Division 53
                                            ----------------   -------------------   ---------------------   ---------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                     $  1.090128         $  1.118292            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $   228,464         $   121,643            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                     $        --         $        --            $  1.334080             $  1.343950
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $52,128,459             $60,091,727

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                     $        --         $        --            $  1.350924             $  1.360869
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $ 9,560,107             $13,081,415

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                     $  1.222356         $  1.158815            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $     3,899         $     8,617            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                     $        --         $        --            $  1.367907             $  1.378055
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $10,515,160             $16,333,721

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                     $  1.551086         $  1.547977            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $48,568,219         $20,473,660            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                     $  1.570784         $  1.567632            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $ 7,382,646         $ 4,752,139            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                     $  1.590827         $  1.587620            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $ 6,599,822         $ 2,072,483            $        --             $        --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                     $        --         $        --            $        --             $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --         $        --            $        --             $        --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                            Vanguard LifeStrategy      Evergreen        Evergreen        Evergreen
                                             Conservative Growth    Special Values   Growth & Income   Equity Income
                                                    Fund                 Fund              Fund             Fund
                                            ---------------------   --------------   ---------------   -------------
                                                 Division 54          Division 55       Division 56     Division 57
                                            ---------------------   --------------   ---------------   -------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                       $  1.330768         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $28,201,452         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                       $  1.347531         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $ 3,822,276         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                       $        --         $   1.814748      $  1.005317      $  1.200884
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $187,686,259      $92,431,304      $53,498,225

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                       $  1.364522         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $ 5,032,761         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                       $        --         $   1.836665      $  1.017464      $  1.215402
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $ 30,997,689      $ 8,637,641      $ 5,544,418

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                       $        --         $   1.858823      $  1.029749      $  1.230088
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $  5,643,937      $   189,264      $   410,527

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                       $        --         $         --      $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding             $        --         $         --      $        --      $        --

                                            VALIC Company II   VALIC Company II   VALIC Company II
                                                Core Bond       Strategic Bond     High Yield Bond      Janus
                                                  Fund               Fund               Fund            Fund
                                            ----------------   ----------------   ----------------   -----------
                                               Division 58        Division 59        Division 60     Division 61
                                            ----------------   ----------------   ----------------   -----------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                     $  1.186331        $  1.397879        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $    51,840        $    71,284        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                     $        --        $        --        $        --     $  0.603015
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $43,550,281

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                     $  1.035803        $  1.166156        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $    14,649        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $  0.608079
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $10,123,400

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                     $  1.336737        $  1.657954        $  1.527224     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $29,693,674        $80,392,011        $60,271,461     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                     $        --        $        --        $        --     $  0.613159
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $ 1,104,661

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                     $  1.353720        $  1.679011        $  1.546605     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $ 3,573,070        $ 9,305,725        $ 6,275,132     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                     $  1.371018        $  1.700466        $  1.566460     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $ 8,863,243        $ 2,477,458        $ 1,232,343     $        --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                     $        --        $        --        $        --     $        --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --        $        --        $        --     $        --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                             AIM Large      Credit Suisse      MSIF Trust        Evergreen
                                             Cap Growth   Small Cap Growth   Mid Cap Growth   Special Equity
                                                Fund            Fund            Portfolio          Fund
                                            -----------   ----------------   --------------   --------------
                                            Division 62      Division 63       Division 64      Division 65
                                            -----------   ----------------   --------------   --------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                  $  0.298795      $  0.846164       $  0.695658      $  0.920635
   Net Assets Attributable to
      Accumulation Units Outstanding        $12,742,419      $47,479,275       $55,401,180      $36,628,202

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                  $  0.301298      $  0.853261       $  0.701525      $  0.928355
   Net Assets Attributable to
      Accumulation Units Outstanding        $ 1,872,081      $ 9,087,458       $13,392,722      $ 5,171,118

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                  $  0.303840      $  0.860409       $  0.707387      $  0.936149
   Net Assets Attributable to
      Accumulation Units Outstanding        $ 1,272,260      $ 1,195,403       $ 1,687,691      $ 2,374,699

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                  $        --      $        --       $        --      $        --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --      $        --       $        --      $        --

                                                   SIT               SIT                           Ariel
                                            Small Cap Growth   Mid Cap Growth       Ariel      Appreciation
                                                  Fund              Fund            Fund           Fund
                                            ----------------   --------------   ------------   ------------
                                               Division 66       Division 67     Division 68    Division 69
                                            ----------------   --------------   ------------   ------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                     $  0.632532       $  0.577799    $   1.805481   $   1.576809
   Net Assets Attributable to
      Accumulation Units Outstanding           $67,827,438       $18,543,713    $430,281,905   $362,494,094

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                     $  0.637816       $  0.582648    $   1.820631   $   1.590013
   Net Assets Attributable to
      Accumulation Units Outstanding           $15,851,119       $ 2,536,242    $ 75,766,583   $ 54,838,568

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                     $  0.643179       $  0.587538    $   1.835846   $   1.603364
   Net Assets Attributable to
      Accumulation Units Outstanding           $ 1,133,570       $   385,987    $ 21,413,120   $ 14,884,223

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                     $        --       $        --    $         --   $         --
   Net Assets Attributable to
      Accumulation Units Outstanding           $        --       $        --    $         --   $         --

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

6.   Unit Values and Net Assets (Continued)

                                            Lou Holland        Dreyfus BASIC         VALIC Company I    VALIC Company I
                                              Growth      U.S. Mortgage Securities   Blue Chip Growth   Health Sciences
                                               Fund                 Fund                   Fund               Fund
                                            -----------   ------------------------   ----------------   ---------------
                                            Division 70         Division 71            Division 72        Division 73
                                            -----------   ------------------------   ----------------   ---------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                  $  0.942070         $  1.239470            $  0.819232        $   1.009442
   Net Assets Attributable to
      Accumulation Units Outstanding        $27,856,679         $83,040,323            $39,800,119        $141,516,977

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                  $  0.949939         $  1.249831            $  0.826083        $   1.017868
   Net Assets Attributable to
      Accumulation Units Outstanding        $ 4,160,310         $11,861,282            $ 5,591,141        $ 18,806,781

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                  $  0.957933         $  1.260293            $  0.833042        $   1.026441
   Net Assets Attributable to
      Accumulation Units Outstanding        $ 1,799,561         $ 1,849,262            $ 1,417,074        $  3,068,095

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                  $        --         $        --            $        --        $         --
   Net Assets Attributable to
      Accumulation Units Outstanding        $        --         $        --            $        --        $         --

                                            VALIC Company I    VALIC Company I       VALIC Company I        VALIC Company I
                                                 Value        Mid Capital Growth   Large Capital Growth   Inflation Protected
                                                  Fund               Fund                  Fund                  Fund
                                            ---------------   ------------------   --------------------   -------------------
                                              Division 74      Division 75 /(6)/     Division 76 /(6)/      Division 77 /(6)/
                                            ---------------   ------------------   --------------------   -------------------
Contracts with Mortality and Expense Risk
   Charge of 1.45% (1)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 1.25% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 1.05% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 1.04% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 1.00% (2) (3) (4) (5)
   Accumulation Unit Value                    $ 1.143484          $1.009769             $1.007720              $1.000096
   Net Assets Attributable to
      Accumulation Units Outstanding          $6,365,073          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.95% (1)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.85% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.84% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.80% (2)
   Accumulation Unit Value                    $ 1.150379          $1.009845             $1.007797              $1.000173
   Net Assets Attributable to
      Accumulation Units Outstanding          $  584,076          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.75% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.64% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.60% (2)
   Accumulation Unit Value                    $ 1.157324          $1.009923             $1.007875              $1.000252
   Net Assets Attributable to
      Accumulation Units Outstanding          $  215,852          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.55% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.35% (2)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

Contracts with Mortality and Expense Risk
   Charge of 0.2992% (3)
   Accumulation Unit Value                    $       --          $      --             $      --              $      --
   Net Assets Attributable to
      Accumulation Units Outstanding          $       --          $      --             $      --              $      --

(1)  Offered in Potentia Product.
(2)  Offered in Portfolio Director Products.
(3)  Offered in Group Unit Purchase Product.
(4)  Offered in Independence Plus Product.
(5)  Offered in Impact Product.
(6)  Funds commenced operations on December 17, 2004.

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the four years in the period ended December 31, 2004, follows:

                   At December 31                              For the year ended December 31
       --------------------------------------   -----------------------------------------------------------
                 Unit Fair Value       Net        Average     Investment                    Total Return
        Units       Lowest to        Assets     Net Assets      Income       Expense          Lowest to
        (000s)       Highest         (000s)       (000s)     Ratio /(1)/   Ratio /(2)/      Highest /(3)/
       -------   ---------------   ----------   ----------   -----------   -----------   ------------------
VALIC Company I Capital Conservation Fund, Division 1
2004       805   $ 4.85            $    3,901   $    3,989      3.56%         1.00%        2.94%
2003       865     4.71                 4,075        4,307      3.33%         1.04%        3.09%
2002       993     4.57                 4,536        4,292      4.61%         1.00%        7.85%
2001     1,005     4.24                 4,255        3,697      6.92%         1.24%        6.70%

VALIC Company I Money Market I Fund, Division 2
2004       657   $ 2.75            $    1,805   $    1,915      0.82%         1.05%       -0.20%
2003       735     2.75                 2,024        2,793      0.63%         1.04%       -0.40%
2002     1,288     2.76                 3,560        3,886      1.24%         1.00%        0.24%
2001     1,387     2.76                 3,824        3,836      4.30%         1.17%        2.65%

VALIC Company I Mid Cap Index Fund, Division 4
2004   214,907   $ 1.22 to $9.15   $1,806,400   $1,543,301      0.84%         0.98%       14.37% to  15.35%
2003   192,477     1.07 to  7.93    1,412,960    1,105,126      0.68%         0.97%       33.16% to  34.31%
2002   169,912     0.80 to  5.90      931,354      996,421      0.66%         0.98%      -16.14% to -15.41%
2001   157,447     6.48 to  6.98    1,023,178      964,626      0.78%         0.99%       -1.93% to  -1.54%

VALIC Company I Asset Allocation Fund, Division 5
2004    45,466   $ 4.36 to $4.74   $  198,651   $  192,593      1.84%         0.99%        7.41% to   7.84%
2003    44,059     4.06 to  4.40      179,689      163,495      1.87%         0.99%       18.48% to  18.96%
2002    45,224     3.43 to  3.70      155,648      172,207      2.51%         0.99%      -10.26% to  -9.90%
2001    50,638     3.82 to  4.10      194,069      202,530      2.89%         1.00%       -5.17% to  -4.79%

VALIC Company I Money Market I Fund, Division 6
2004   169,102   $ 1.00 to $2.09   $  329,953   $  354,985      0.78%         0.93%       -0.66% to   0.20%
2003   194,029     1.01 to  2.09      380,465      425,490      0.60%         0.96%       -0.86% to   0.00%
2002   239,738     1.01 to  2.09      471,250      477,816      1.24%         0.96%       -0.22% to   0.64%
2001   252,996     1.95 to  2.07      494,999      496,457      3.61%         0.98%        2.65% to   3.06%

VALIC Company I Capital Conservation Fund, Division 7
2004    30,328   $ 2.72 to $2.93   $   82,661   $   79,470      3.51%         0.97%        2.94% to   3.35%
2003    28,834     2.64 to  2.83       76,312       76,438      3.36%         1.03%        3.09% to   3.50%
2002    29,869     2.56 to  2.74       76,624       69,109      4.57%         0.98%        7.85% to   8.28%
2001    27,771     2.37 to  2.53       66,000       57,351      5.59%         0.98%        6.70% to   7.13%

VALIC Company I Government Securities Fund, Division 8
2004    45,451   $ 2.73 to $2.94   $  124,294   $  129,246      2.85%         0.99%        2.41% to   2.82%
2003    52,761     2.67 to  2.86      141,390      163,616      3.08%         0.98%        0.14% to   0.55%
2002    62,366     2.66 to  2.85      166,699      131,233      4.06%         0.98%       10.92% to  11.36%
2001    47,059     2.40 to  2.56      113,265      103,048      5.07%         0.99%        5.71% to   6.14%

VALIC Company I Stock Index Fund, Division 10A
2004    11,234   $22.33            $  256,852   $  258,387      1.54%         0.98%        9.41%
2003    12,425    20.41               260,143      242,689      1.30%         0.97%       26.93%
2002    13,677    16.08               225,569      283,832      1.14%         1.00%      -23.21%
2001    16,451    20.94               352,882      366,086      1.03%         1.08%      -13.08%

VALIC Company I Stock Index Fund, Division 10B
2004       579   $37.11            $   22,044   $   21,845      1.54%         0.37%       10.07%
2003       621    33.70                21,618       20,247      1.30%         0.29%       27.79%
2002       690    26.39                18,851       23,176      1.14%         0.29%      -22.66%
2001       795    34.12                28,173       29,227      1.00%         0.15%      -12.25%

VALIC Company I Stock Index Fund, Division 10C
2004   845,578   $ 0.91 to $5.08   $4,017,159   $3,850,094      1.54%         0.94%        8.91% to   9.85%
2003   846,011     0.83 to  4.62    3,686,006    3,237,578      1.30%         0.94%       26.34% to  27.43%
2002   814,587     0.66 to  3.63    2,794,008    3,218,554      1.15%         0.98%      -23.56% to -22.90%
2001   837,844     4.44 to  4.70    3,738,084    3,877,954      0.95%         0.98%      -13.08% to -12.73%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                   At December 31                              For the year ended December 31
       --------------------------------------   -----------------------------------------------------------
                 Unit Fair Value       Net        Average     Investment                    Total Return
        Units       Lowest to        Assets     Net Assets      Income       Expense          Lowest to
        (000s)       Highest         (000s)       (000s)     Ratio /(1)/   Ratio /(2)/      Highest /(3)/
       -------   ---------------   ----------   ----------   -----------   -----------   ------------------
VALIC Company I Stock Index Fund, Division 10D
2004     3,467   $8.40             $   29,260   $   29,060      1.53%         0.97%        9.41%
2003     3,741    7.68                 28,855       26,405      1.30%         0.96%       26.93%
2002     3,940    6.05                 23,946       28,324      1.15%         1.01%      -23.21%
2001     4,448    7.88                 35,193       36,510      1.02%         1.07%      -13.00%

VALIC Company I International Equities Fund, Division 11
2004   265,712   $1.42 to $1.51    $  376,837   $  224,399      1.43%         0.98%       16.68% to  17.15%
2003   100,098    1.21 to  1.29       121,879       86,715      1.58%         0.98%       28.35% to  28.86%
2002    78,954    0.95 to  1.00        74,884       84,752      0.33%         0.99%      -19.60% to -19.28%
2001    79,743    1.18 to  1.24        94,049      106,660      2.19%         1.00%      -22.75% to -22.44%

VALIC Company I Social Awareness Fund, Division 12
2004   113,968   $0.91 to $3.85    $  414,408   $  408,421      1.24%         0.98%        8.99% to   9.93%
2003   119,744    0.84 to  3.50       398,346      349,114      1.00%         0.98%       26.59% to  27.68%
2002   121,648    0.66 to  2.75       318,132      378,702      0.79%         0.98%      -24.55% to -23.90%
2001   132,243    3.44 to  3.61       455,970      470,161      0.79%         0.99%      -12.27% to -11.91%

VALIC Company I International Government Bond Fund, Division 13
2004    69,235   $2.24 to $2.36    $  154,892   $  148,766      5.09%         0.98%        9.53% to   9.97%
2003    74,424    2.04 to  2.15       152,636      145,118      2.42%         0.98%       18.23% to  18.70%
2002    73,861    1.73 to  1.81       128,024      108,223        --          0.98%       16.22% to  16.68%
2001    67,430    1.49 to  1.55       100,502      102,877        --          0.99%       -2.86% to  -2.47%

VALIC Company I Small Cap Index Fund, Division 14
2004   201,258   $1.25 to $3.40    $  650,837   $  502,550      0.84%         0.98%       16.18% to  17.18%
2003   149,874    1.08 to  2.90       416,710      285,486      0.55%         0.97%       44.34% to  45.59%
2002   109,676    0.75 to  1.99       210,172      226,337      0.95%         0.98%      -21.97% to -21.29%
2001    98,908    2.44 to  2.53       241,626      224,691      1.19%         0.99%        0.98% to   1.39%

VALIC Company I Core Equity Fund, Division 15
2004   282,887   $2.08 to $2.17    $  585,907   $  596,629      1.18%         0.98%        6.96% to   7.39%
2003   320,911    1.94 to  2.02       625,526      558,250      1.04%         0.98%       25.53% to  26.03%
2002   339,145    1.55 to  1.60       526,422      629,299      0.84%         0.99%      -22.91% to -22.60%
2001   384,498    2.01 to  2.07       773,821      836,811      0.45%         1.00%      -16.12% to -15.78%

VALIC Company I Growth & Income Fund, Division 16
2004    77,184   $0.91 to $2.27    $  167,042   $  167,906      0.95%         0.99%        9.11% to  10.05%
2003    93,726    0.83 to  2.06       186,306      162,637      0.67%         0.99%       20.88% to  21.92%
2002    93,866    0.69 to  1.69       153,634      185,496      0.68%         0.99%      -22.66% to -21.99%
2001   105,129    2.10 to  2.17       221,379      232,862      0.68%         1.00%      -10.98% to -10.62%

VALIC Company I Science & Technology Fund, Division 17
2004   618,736   $0.50 to $2.24    $1,328,628   $1,351,782        --          0.98%       -0.67% to   0.19%
2003   689,182    0.51 to  2.24     1,490,473    1,197,495        --          0.98%       49.28% to  50.57%
2002   654,031    0.34 to  1.49       942,694    1,168,544        --          0.98%      -41.08% to -40.57%
2001   658,930    2.43 to  2.50     1,603,534    1,862,188        --          1.00%      -41.77% to -41.53%

VALIC Company I Small Cap Fund, Division 18
2004   262,835   $2.53 to $2.66    $  662,328   $  614,333        --          0.98%       17.83% to  18.30%
2003   302,921    2.14 to  2.25       652,804      548,920        --          0.96%       35.04% to  35.57%
2002   310,040    1.59 to  1.66       494,495      588,767        --          0.96%      -24.15% to -23.84%
2001   333,551    2.09 to  2.18       700,988      679,183        --          0.97%       -5.96% to  -5.58%

Templeton Global Asset Allocation Fund, Division 19
2004   145,175   $2.57 to $2.74    $  374,152   $  321,788      2.96%         1.23%       14.49% to  14.95%
2003   147,399    2.25 to  2.39       334,579      256,788      2.73%         1.19%       30.67% to  31.19%
2002   128,200    1.72 to  1.82       222,713      236,355      1.96%         1.19%       -5.36% to  -4.98%
2001   135,238    1.82 to  1.91       248,003      261,516      1.44%         1.20%      -10.85% to -10.49%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                   At December 31                              For the year ended December 31
       --------------------------------------   -----------------------------------------------------------
                 Unit Fair Value       Net        Average     Investment                    Total Return
        Units       Lowest to        Assets     Net Assets      Income       Expense          Lowest to
        (000s)       Highest         (000s)       (000s)     Ratio /(1)/   Ratio /(2)/      Highest /(3)/
       -------   ---------------   ----------   ----------   -----------   -----------   ------------------
VALIC Company I International Growth I Fund, Division 20
2004   246,624    $1.65 to $1.74   $  407,359   $  385,156      0.60%         0.98%       14.45% to  14.91%
2003   280,453     1.45 to  1.51      407,377      351,302      1.05%         0.96%       24.17% to  24.67%
2002   288,450     1.16 to  1.21      337,197      394,594      0.98%         0.97%      -19.10% to -18.77%
2001   315,524     1.44 to  1.49      455,625      515,807      0.65%         0.98%      -26.77% to -26.48%

VALIC Company I Income & Growth Fund, Division 21
2004   154,912    $1.58 to $1.70   $  241,354   $  233,026      1.81%         0.96%       11.68% to  12.13%
2003   164,857     1.42 to  1.52      235,131      201,592      1.48%         0.96%       27.93% to  28.44%
2002   166,167     1.11 to  1.18      185,111      214,063      1.10%         0.96%      -20.38% to -20.06%
2001   177,169     1.39 to  1.48      247,563      247,537      0.89%         0.98%       -9.28% to  -8.92%

Vanguard Long-Term Investment Grade Fund, Division 22
2004   108,313    $1.80 to $1.97   $  195,275   $  182,470      5.61%         0.96%        7.86% to   8.29%
2003   110,831     1.67 to  1.82      187,005      187,702      5.65%         0.95%        5.20% to   5.62%
2002   106,615     1.59 to  1.73      170,904      144,556      6.27%         0.95%       12.10% to  12.55%
2001    88,047     1.42 to  1.53      125,872       99,817      6.52%         0.95%        8.53% to   8.96%

Vanguard Long-Term Treasury Fund, Division 23
2004   162,227    $1.82 to $1.95   $  295,240   $  295,301      5.03%         0.97%        6.05% to   6.48%
2003   182,935     1.71 to  1.83      315,279      341,949      4.82%         0.96%        1.65% to   2.06%
2002   199,173     1.68 to  1.80      337,458      267,603      5.22%         0.97%       15.51% to  15.98%
2001   162,139     1.46 to  1.55      237,491      219,206      5.57%         0.98%        3.31% to   3.73%

Vanguard Windsor II Fund, Division 24
2004   644,293    $2.12 to $2.29   $1,372,830   $1,183,729      2.11%         1.21%       16.84% to  17.31%
2003   603,232     1.82 to  1.95    1,106,274      895,011      2.37%         1.20%       28.47% to  28.98%
2002   542,194     1.42 to  1.51      773,254      836,093      2.22%         1.21%      -17.90% to -17.57%
2001   502,582     1.72 to  1.84      871,329      820,815      2.13%         1.22%       -4.61% to  -4.22%

Vanguard Wellington Fund, Division 25
2004   552,256    $2.06 to $2.26   $1,142,920   $1,017,473      3.02%         1.21%        9.79% to  10.23%
2003   505,105     1.88 to  2.05      960,010      801,343      2.98%         1.20%       19.25% to  19.73%
2002   443,418     1.58 to  1.71      706,350      702,977      3.28%         1.20%       -8.05% to  -7.69%
2001   396,605     1.72 to  1.86      685,952      623,684      3.40%         1.22%        2.88% to   3.30%

Putnam New Opportunities Fund, Division 26
2004   526,535    $0.67 to $1.25   $  617,991   $  620,357        --          0.96%        8.50% to   9.44%
2003   626,301     0.62 to  1.14      684,141      608,282        --          0.94%       30.76% to  31.88%
2002   636,710     0.47 to  0.87      528,947      633,606        --          0.95%      -31.63% to -31.04%
2001   653,563     1.20 to  1.25      789,492      842,766        --          0.97%      -30.80% to -30.51%

Putnam OTC & Emerging Growth Fund, Division 27
2004   362,619    $0.54 to $1.21   $  214,218   $  213,954        --          0.97%        6.36% to   7.28%
2003   415,502     0.50 to  0.59      230,486      202,099        --          0.97%       33.16% to  34.31%
2002   411,134     0.38 to  0.44      170,362      204,178        --          0.98%      -33.78% to -33.20%
2001   405,868     0.62 to  0.66      252,559      277,972        --          0.99%      -46.66% to -46.45%

Putnam Global Equity Fund, Division 28
2004   297,644    $0.82 to $1.41   $  392,170   $  378,921      0.25%         0.96%       11.90% to  12.86%
2003   342,450     0.73 to  1.25      403,106      345,165      2.39%         0.95%       27.07% to  28.17%
2002   338,386     0.58 to  0.98      311,697      353,447      0.25%         0.96%      -20.31% to -19.59%
2001   348,034     1.19 to  1.27      417,298      447,155        --          0.97%      -30.52% to -30.24%

VALIC Company I Large Cap Growth Fund, Division 30
2004   372,247    $1.11 to $1.20   $  411,133   $  427,053        --          0.96%        4.24% to   4.66%
2003   445,027     1.07 to  1.14      479,482      427,889      0.02%         0.94%       24.83% to  25.33%
2002   451,370     0.86 to  0.91      389,149      479,302      0.04%         0.95%      -28.84% to -28.56%
2001   484,221     1.20 to  1.28      585,912      609,174        --          0.96%      -23.96% to -23.65%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                   At December 31                             For the year ended December 31
       --------------------------------------   ----------------------------------------------------------
                 Unit Fair Value       Net        Average     Investment                   Total Return
        Units       Lowest to        Assets     Net Assets      Income       Expense         Lowest to
        (000s)       Highest         (000s)       (000s)     Ratio /(1)/   Ratio /(2)/     Highest /(3)/
       -------   ---------------   ----------   ----------   -----------   -----------   -----------------
American Century Ultra Fund, Division 31
2004   681,209    $0.86 to $1.80   $1,121,768   $1,080,945        --          0.99%        9.09% to  10.03%
2003   717,627     0.79 to  1.63    1,083,216      927,828        --          0.97%       24.00% to  25.07%
2002   663,903     0.63 to  1.31      803,599      909,750      0.26%         0.98%      -24.26% to -23.61%
2001   646,797     1.58 to  1.71    1,027,074    1,008,698        --          1.00%      -15.48% to -15.14%

Templeton Foreign Fund, Division 32
2004   312,327    $1.75 to $1.88   $  545,727   $  469,327      2.08%         0.97%       16.96% to  17.43%
2003   293,418     1.50 to  1.60      441,868      345,069      2.19%         0.97%       29.22% to  29.73%
2002   256,119     1.16 to  1.24      298,190      313,014      1.55%         0.98%       -9.55% to  -9.19%
2001   242,449     1.28 to  1.36      311,596      310,318      2.64%         0.99%       -8.84% to  -8.48%

VALIC Company II International Small Cap Equity Fund, Division 33
2004    18,383    $1.35 to $1.38   $   24,572   $   25,491      1.23%         0.64%       18.44% to  18.92%
2003    19,542     1.14 to  1.16       29,880       22,229      1.10%         0.49%       27.09% to  27.59%
2002    12,981     0.90 to  0.91       17,561       16,756      0.39%         0.41%      -18.02% to -17.70%
2001     8,190     1.09 to  1.11       16,110       15,330      0.16%         0.37%      -19.56% to -19.24%

VALIC Company II Small Cap Growth Fund, Division 35
2004    29,634    $0.81 to $1.47   $   42,220   $   39,933        --          0.66%        9.27% to  10.49%
2003    32,553     0.74 to  1.33       47,451       32,390        --          0.54%       43.69% to  45.29%
2002    21,283     0.51 to  0.91       22,590       23,242        --          0.48%      -33.76% to -33.02%
2001    16,049     1.35 to  1.36       26,723       22,225        --          0.42%      -24.38% to -24.07%

VALIC Company II Small Cap Value Fund, Division 36
2004    46,339    $1.98 to $2.03   $   91,703   $   71,872      0.68%         0.68%       18.48% to  18.96%
2003    34,840     1.67 to  1.71       65,019       48,365      0.44%         0.60%       38.20% to  38.75%
2002    29,222     1.21 to  1.23       40,139       39,413      1.06%         0.61%      -13.13% to -12.78%
2001    15,708     1.39 to  1.41       27,255       19,951      1.03%         0.56%        6.30% to   6.73%

VALIC Company II Mid Cap Growth Fund, Division 37
2004    46,181    $1.04 to $1.07   $   47,973   $   45,888        --          0.69%       11.84% to  12.29%
2003    47,429     0.93 to  0.95       48,029       35,597        --          0.64%       37.41% to  37.96%
2002    33,996     0.68 to  0.69       25,795       25,593        --          0.62%      -30.75% to -30.48%
2001    23,173     0.98 to  0.99       26,614       19,204      0.05%         0.57%      -30.98% to -30.70%

VALIC Company II Mid Cap Value Fund, Division 38
2004    90,191    $2.66 to $2.73   $  239,126   $  188,597      0.18%         0.70%       15.39% to  15.85%
2003    69,024     2.31 to  2.35      165,513      113,095      0.09%         0.65%       42.29% to  42.86%
2002    50,596     1.62 to  1.65       86,275       83,545      0.24%         0.65%      -14.60% to -14.26%
2001    34,207     1.90 to  1.92       69,738       50,959      0.68%         0.62%       -2.57% to  -2.18%

VALIC Company II Capital Appreciation Fund, Division 39
2004    13,388    $0.71 to $1.19   $   12,431   $   12,892      0.28%         0.55%        7.67% to   8.87%
2003    23,085     0.66 to  0.88       22,193       19,086      0.05%         0.43%       24.13% to  25.52%
2002    21,008     0.53 to  0.70       16,266       18,424        --          0.41%      -31.74% to -30.98%
2001    19,682     1.00 to  1.01       22,261       21,284        --          0.40%      -22.05% to -21.73%

VALIC Company II Large Cap Value Fund, Division 40
2004    27,681    $1.66 to $1.70   $   44,861   $   40,691      1.36%         0.70%       12.71% to  13.16%
2003    25,244     1.47 to  1.50       40,489       28,289      1.46%         0.62%       26.53% to  27.03%
2002    15,435     1.16 to  1.18       20,534       16,776      1.08%         0.57%      -12.65% to -12.30%
2001     7,589     1.33 to  1.35       13,015        9,016      0.98%         0.47%       -2.55% to  -2.16%

VALIC Company II Socially Responsible Fund, Division 41
2004    75,008    $1.25 to $1.28   $   93,678   $   35,242      1.40%         0.69%        9.12% to   9.55%
2003     8,150     1.14 to  1.17       14,565       11,685      0.83%         0.33%       27.30% to  27.81%
2002     6,483     0.90 to  0.91        9,891       10,856      0.82%         0.30%      -23.95% to -23.64%
2001     5,839     1.18 to  1.20       12,186       11,240      0.98%         0.28%      -12.37% to -12.01%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                   At December 31                             For the year ended December 31
       --------------------------------------   ----------------------------------------------------------
                 Unit Fair Value       Net        Average     Investment                   Total Return
        Units       Lowest to        Assets     Net Assets      Income       Expense         Lowest to
        (000s)       Highest         (000s)       (000s)     Ratio /(1)/   Ratio /(2)/     Highest /(3)/
       -------   ---------------   ----------   ----------   -----------   -----------   -----------------
VALIC Company II Money Market II Fund, Division 44
2004    57,593    $1.15 to $1.18    $ 65,500      $70,662       0.83%         0.71%        0.08% to   0.48%
2003    61,977     1.15 to  1.17      74,195       78,751       0.63%         0.68%       -0.13% to   0.27%
2002    67,414     1.15 to  1.17      80,452       67,457       1.24%         0.67%        0.51% to   0.91%
2001    52,531     1.14 to  1.16      62,979       49,041       3.41%         0.66%        2.92% to   3.33%

VALIC Company I Growth Fund, Division 45/(5)/
2004        --    $  -- to $  --    $     --      $ 1,722         --          0.98%       -7.77% to  -7.53%
2003     4,118     0.47 to  0.47       1,929        1,490         --          0.95%       22.15% to  22.64%
2002     2,641     0.38 to  0.39       1,012        1,018         --          0.97%      -30.70% to -30.42%
2001     1,892     0.55 to  0.56       1,045          682         --          1.03%      -31.17% to -30.89%

VALIC Company I Nasdaq-100(R) Index Fund, Division 46
2004    205,478   $0.47 to $0.48    $ 96,495      $88,901       0.58%         0.97%        8.96% to   9.39%
2003    205,651    0.43 to  0.44      89,189       53,539         --          0.96%       47.79% to  48.39%
2002     85,840    0.29 to  0.30      25,172       22,196         --          0.97%      -38.87% to -38.63%
2001     44,583    0.48 to  0.48      21,380       13,855       0.12%         0.98%      -33.16% to -32.88%

Janus Adviser Worldwide Fund, Division 47
2004    58,805    $0.66 to $1.18    $ 38,569      $38,867       0.35%         0.97%        3.21% to   4.10%
2003    65,101     0.64 to  0.70      41,409       35,671       0.65%         0.96%       21.05% to  22.10%
2002    60,112     0.52 to  0.58      31,428       32,581       0.39%         0.97%      -27.08% to -26.44%
2001    45,583     0.71 to  0.72      32,518       20,593       0.21%         0.97%      -21.87% to -21.55%

VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
2004    23,935    $0.99 to $1.49    $ 35,659      $34,093       1.13%         0.61%       11.80% to  13.05%
2003    21,229     0.89 to  1.32      33,885       25,898       0.98%         0.53%       27.49% to  28.91%
2002    15,605     0.70 to  1.02      20,691       21,130       0.70%         0.49%      -19.65% to -18.75%
2001    12,407     1.24 to  1.26      21,547       17,168       1.32%         0.43%      -13.13% to -12.77%

VALIC Company II Moderate Growth Lifestyle Fund, Division 49
2004    40,378    $1.09 to $1.59    $ 62,528      $55,910       2.02%         0.66%        9.58% to  10.80%
2003    34,144     0.99 to  1.44      55,165       43,357       2.32%         0.55%       21.58% to  22.93%
2002    26,169     0.82 to  1.17      35,814       35,475       2.11%         0.51%      -11.71% to -10.73%
2001    22,514     1.29 to  1.31      35,501       29,049       3.01%         0.46%       -6.40% to - 6.02%

VALIC Company II Conservative Growth Lifestyle Fund, Division 50
2004    17,680    $1.12 to $1.59    $ 28,401      $28,523       2.63%         0.59%        7.55% to   8.75%
2003    15,229     1.04 to  1.46      28,956       23,412       3.17%         0.48%       15.43% to  16.72%
2002    11,160     0.90 to  1.25      19,844       19,502       1.30%         0.45%       -6.41% to  -5.37%
2001    10,245     1.30 to  1.32      19,815       16,528       5.97%         0.43%       -2.47% to  -2.08%

Vanguard LifeStrategy Growth Fund, Division 52
2004    53,843    $1.33 to $1.37    $ 71,438      $59,751       2.22%         1.17%       11.17% to  11.62%
2003    72,257     1.20 to  1.23      87,734       67,293       1.90%         1.01%       26.93% to  27.43%
2002    56,500     0.95 to  0.96      53,967       51,638       2.17%         1.00%      -16.88% to -16.55%
2001    43,436     1.14 to  1.15      49,826       43,125       2.25%         0.98%      -10.00% to  -9.63%

Vanguard LifeStrategy Moderate Growth Fund, Division 53
2004    66,184    $1.34 to $1.38    $ 88,307      $74,552       2.76%         1.15%        9.19% to   9.63%
2003    87,905     1.23 to  1.26     109,571       85,782       2.50%         0.99%       20.88% to  21.36%
2002    66,576     1.02 to  1.04      68,579       63,609       3.06%         0.97%      -11.44% to -11.08%
2001    50,500     1.15 to  1.16      58,623       50,950       3.26%         0.94%       -5.62% to  -5.24%

Vanguard LifeStrategy Conservative Growth Fund, Division 54
2004    27,719    $1.33 to $1.36    $ 36,593      $31,182       3.06%         1.18%        6.68% to   7.11%
2003    26,983     1.25 to  1.27      33,935       26,284       2.95%         1.09%       15.13% to  15.59%
2002    18,622     1.08 to  1.10      20,319       17,451       3.85%         1.07%       -6.54% to  -6.17%
2001    12,900     1.16 to  1.17      15,047       11,807       4.34%         1.04%       -1.26% to  -0.86%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                   At December 31                             For the year ended December 31
       --------------------------------------   ----------------------------------------------------------
                 Unit Fair Value       Net        Average     Investment                   Total Return
        Units       Lowest to        Assets     Net Assets      Income       Expense         Lowest to
        (000s)       Highest         (000s)       (000s)     Ratio /(1)/   Ratio /(2)/     Highest /(3)/
       -------   ---------------   ----------   ----------   -----------   -----------   -----------------
Evergreen Special Values Fund, Division 55
2004   123,345    $1.81 to $1.86    $222,791     $174,070        0.84%        0.97%       18.85% to  19.32%
2003    94,579     1.53 to  1.56     144,741      109,322          --         0.96%       31.48% to  32.00%
2002    81,612     1.16 to  1.18      94,940       85,039          --         0.97%      -14.74% to -14.40%
2001    36,556     1.36 to  1.38      49,838       23,233          --         0.97%       16.28% to  16.75%

Evergreen Growth & Income Fund, Division 56
2004   100,628    $1.01 to $1.03    $101,040     $ 48,762        0.67%        0.98%        7.69% to   8.12%
2003    24,108     0.93 to  0.95      22,526        8,785        0.14%        0.97%       27.78% to  28.29%
2002     5,506     0.73 to  0.74       4,028        3,378        0.33%        0.96%      -17.80% to -17.47%
2001     2,590     0.89 to  0.90       2,304        1,184          --         1.01%      -15.68% to -15.34%

Evergreen Equity Income Fund, Division 57
2004    49,455    $1.20 to $1.23    $ 59,178     $ 37,663        1.68%        0.98%        9.03% to   9.47%
2003    15,201     1.10 to  1.12      16,775       11,683        1.78%        0.96%       27.12% to  27.63%
2002    10,654     0.87 to  0.88       9,242        8,754        0.63%        0.97%      -19.73% to -19.40%
2001     7,367     1.08 to  1.09       7,957        4,306        0.72%        0.98%       -3.52% to  -3.13%

VALIC Company II Core Bond Fund, Division 58
2004    31,364    $1.04 to $1.37    $ 41,882     $ 35,826        4.13%        0.63%        3.28% to   4.43%
2003    20,584     1.15 to  1.31      32,797       30,002        2.98%        0.50%        2.50% to   3.64%
2002    14,616     1.12 to  1.27      24,215       16,882        5.11%        0.44%        7.30% to   8.49%
2001     6,649     1.15 to  1.17      13,099        9,516        5.91%        0.34%        5.97% to   6.40%

VALIC Company II Strategic Bond Fund, Division 59
2004    55,556    $1.17 to $1.70    $ 91,514     $ 72,372        5.75%        0.71%        9.01% to  10.23%
2003    34,694     1.28 to  1.54      59,397       39,531        6.41%        0.59%       17.72% to  19.03%
2002    15,765     1.09 to  1.30      25,871       22,407        6.85%        0.53%        5.06% to   6.23%
2001     9,672     1.20 to  1.22      17,054       11,522        7.69%        0.43%        9.72% to  10.16%

VALIC Company II High Yield Bond Fund, Division 60
2004    44,313    $1.53 to $1.57    $ 66,980     $ 52,793        9.01%        0.70%       15.02% to  15.48%
2003    35,032     1.33 to  1.36      53,336       35,007        9.60%        0.60%       29.01% to  29.52%
2002    12,604     1.03 to  1.05      18,177       16,063        9.96%        0.49%       -2.56% to  -2.16%
2001     9,314     1.06 to  1.07      15,123       12,331       10.30%        0.45%        5.21% to   5.64%

Janus Fund, Division 61
2004    90,682    $0.60 to $0.61    $ 54,444     $ 54,164          --         0.96%        3.64% to   4.06%
2003    99,604     0.58 to  0.59      58,035       48,451          --         0.95%       30.40% to  30.92%
2002    87,485     0.45 to  0.45      39,064       41,287          --         0.96%      -28.28% to -28.00%
2001    68,441     0.62 to  0.63      42,591       27,488          --         0.97%      -26.85% to -26.55%

AIM Large Cap Growth Fund, Division 62
2004    53,053    $0.30 to $0.30    $ 15,757     $ 14,006          --         0.95%        8.21% to   8.64%
2003    46,900     0.28 to  0.28      12,981        9,818          --         0.95%       29.88% to  30.40%
2002    33,728     0.21 to  0.21       7,175        8,146          --         0.97%      -41.74% to -41.51%
2001    27,608     0.36 to  0.37      10,076        8,001          --         0.97%      -49.58% to -49.38%

Credit Suisse Small Cap Growth Fund, Division 63
2004    68,156    $0.85 to $0.86    $ 57,452     $ 51,992          --         0.97%       10.00% to  10.44%
2003    51,941     0.77 to  0.78      40,001       23,372          --         0.95%       44.99% to  45.57%
2002    26,068     0.53 to  0.54      13,837       11,501          --         0.97%      -31.47% to -31.20%
2001    11,881     0.77 to  0.78       9,200        4,309          --         0.97%      -13.94% to -13.60%

MSIF Trust Mid Cap Growth Portfolio, Division 64
2004   101,122    $0.70 to $0.71    $ 70,176     $ 50,068          --         0.95%       20.48% to  20.97%
2003    68,365     0.58 to  0.58      39,535       24,956          --         0.95%       40.83% to  41.39%
2002    36,766     0.41 to  0.41      15,087       13,180          --         0.96%      -31.70% to -31.42%
2001    19,803     0.60 to  0.60      11,890        6,438          --         0.96%      -30.49% to -30.20%

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                 At December 31                            For the year ended December 31
       ------------------------------------   -----------------------------------------------------------
                 Unit Fair Value      Net       Average     Investment                    Total Return
        Units       Lowest to       Assets    Net Assets      Income       Expense         Lowest to
        (000s)       Highest        (000s)      (000s)     Ratio /(1)/   Ratio /(2)/     Highest /(3)/
       -------   ---------------   --------   ----------   -----------   -----------   ------------------
Evergreen Special Equity Fund, Division 65
2004    47,897    $0.92 to $0.94   $ 44,053    $ 42,874         --          0.96%        4.61% to   5.04%
2003    45,184     0.88 to  0.89     39,838      16,735         --          0.95%       50.61% to  51.22%
2002    11,175     0.58 to  0.59      6,548       5,039         --          0.96%      -28.26% to -27.97%
2001     3,690     0.81 to  0.82      3,027       1,247         --          0.96%      -10.12% to  -9.76%

SIT Small Cap Growth Fund, Division 66
2004   133,858    $0.63 to $0.64   $ 83,848    $ 76,239         --          0.96%        5.73% to   6.15%
2003   122,494     0.60 to  0.61     73,392      52,055         --          0.95%       33.23% to  33.77%
2002    74,745     0.45 to  0.45     33,590      26,090         --          0.96%      -26.96% to -26.66%
2001    28,349     0.61 to  0.62     17,431       7,258         --          0.96%      -28.65% to -28.36%

SIT Mid Cap Growth Fund, Division 67
2004    37,107    $0.58 to $0.59   $ 21,325    $ 18,374         --          0.97%       15.85% to  16.32%
2003    33,377     0.50 to  0.51     16,666      11,086         --          0.97%       37.13% to  37.68%
2002    17,124     0.36 to  0.37      6,230       5,294         --          0.98%      -35.29% to -35.03%
2001     7,942     0.56 to  0.56      4,465       1,938         --          0.98%      -34.06% to -33.79%

Ariel Fund, Division 68
2004   291,623    $1.81 to $1.84   $523,918    $384,123       0.06%         0.96%       20.75% to  21.24%
2003   200,714     1.50 to  1.51    300,555     216,517         --          0.95%       26.76% to  27.27%
2002   134,358     1.18 to  1.19    158,599     117,091         --          0.96%       -6.13% to  -5.75%
2001    44,692     1.26 to  1.26     56,168      19,367       0.75%         0.97%       13.07% to  13.53%

Ariel Appreciation Fund, Division 69
2004   273,688    $1.58 to $1.60   $430,032    $376,800       0.11%         0.97%       11.98% to  12.43%
2003   246,998     1.41 to  1.43    348,317     259,088         --          0.96%       29.67% to  30.19%
2002   185,582     1.09 to  1.10    201,707     166,704         --          0.96%      -11.25% to -10.90%
2001    74,530     1.22 to  1.23     91,228      32,929       0.43%         0.97%       15.07% to  15.53%

Lou Holland Growth Fund, Division 70
2004    35,830    $0.94 to $0.96   $ 33,602    $ 28,027       0.31%         0.96%       10.10% to  10.54%
2003    32,200     0.86 to  0.87     27,587      16,962         --          0.96%       26.39% to  26.90%
2002    15,709     0.68 to  0.68     10,642       8,016         --          0.97%      -22.26% to -21.95%
2001     4,407     0.87 to  0.87      3,839       1,650         --          0.97%       -6.12% to  -5.74%

Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71
2004    77,962    $1.24 to $1.26   $ 95,777    $ 98,103       4.66%         0.97%        1.78% to   2.19%
2003    83,891     1.22 to  1.23    102,283     104,241       3.85%         0.97%        2.51% to   2.92%
2002    79,578     1.19 to  1.20     94,614      55,679       4.16%         0.97%        7.79% to   8.22%
2001    21,655     1.10 to  1.11     23,872      10,986       5.44%         0.97%        6.62% to   7.05%

VALIC Company I Blue Chip Growth Fund, Division 72
2004    57,056    $0.82 to $0.83   $ 48,394    $ 41,821       0.40%         0.95%        7.85% to   8.29%
2003    47,194     0.76 to  0.77     35,897      23,195         --          0.95%       28.18% to  28.70%
2002    26,917     0.59 to  0.60     15,967      15,834         --          0.97%      -25.07% to -24.76%
2001    20,375     0.79 to  0.79     16,122      10,383       0.13%         0.97%      -15.12% to -14.78%

VALIC Company I Health Sciences Fund, Division 73
2004   161,674    $1.01 to $1.03   $162,277    $144,254         --          0.97%       14.24% to  14.70%
2003   128,392     0.88 to  0.89    113,618      81,562         --          0.96%       35.63% to  36.18%
2002    81,475     0.65 to  0.66     53,144      50,292         --          0.97%      -28.36% to -28.07%
2001    51,088     0.91 to  0.91     46,515      23,897         --          0.98%       -9.10% to  -8.73%

VALIC Company I Value Fund, Division 74 /(4)/
2004     6,261    $1.14 to $1.16   $ 18,880    $ 15,207       0.44%         0.30%       15.14% to  15.60%
2003     3,841     0.99 to  1.00     13,950      11,292       1.14%         0.22%       24.72% to  25.22%
2002     2,127     0.80 to  0.80      9,737       9,874       0.56%         0.10%      -20.37% to -20.05%
2001        --     1.00 to  1.00     10,000      10,000         --            --              N/A

                               Separate Account A
                                       of
                   The Variable Annuity Life Insurance Company

                    Notes to Financial Statements (Continued)

7.   Financial Highlights (Continued)

                 At December 31                           For the year ended December 31
       -----------------------------------   ----------------------------------------------------------
                 Unit Fair Value     Net       Average     Investment                    Total Return
        Units       Lowest to      Assets    Net Assets      Income       Expense         Lowest to
        (000s)       Highest       (000s)      (000s)     Ratio /(1)/   Ratio /(2)/     Highest /(3)/
       -------   ---------------   -------   ----------   -----------   -----------   -----------------
VALIC Company I Mid Capital Growth Fund, Division 75 /(6)/
2004     --       $1.01 to $1.01   $10,102    $10,036       0.02%           --         0.00% to   0.00%

VALIC Company I Large Capital Growth Fund, Division 76 /(6)/
2004     --       $1.01 to $1.01   $10,081    $10,054       0.01%           --         0.00% to   0.00%

VALIC Company I Inflation Protected Fund, Division 77 /(6)/
2004     --       $1.00 to $1.00   $ 5,002    $ 4,998       0.15%           --         0.00% to   0.00%

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

/(4)/ Fund commenced operations on December 31, 2001.

/(5)/ The VALIC Company I Growth Fund merged into the VALIC Company I Blue Chip Growth Fund as of August 27, 2004. The amount for Average Assets is an average for the first eight months of the year. The Total Return Ratio is calculated as of August 27, 2004.

/(6)/ Funds commenced operations on December 17, 2004.

                              Portfolio Director 2
                             Portfolio Director Plus
                      Fixed and Variable Annuity Contracts
                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Financial Statements Filed with Part B:

            (i) Audited Financial Statements - The Variable Annuity Life
                Insurance Company
                Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
                Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
                Notes to Consolidated Financial Statements


           (ii) Audited Financial Statements-The Variable Annuity Life Insurance Company Separate Account A
                Report of Independent Registered Public Accounting Firm Statement of Net Assets
                Statement of Operations
                Statements of Changes in Net Assets
                Notes to Financial Statements

        (b)     Exhibits

1.          Resolutions adopted by The Variable Annuity Life Insurance Company
            Board of Directors at its Annual Meeting of April 18, 1979
            establishing The Variable Annuity Life Insurance Company Separate
            Account A. (1)
1(b).       Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life
            Insurance Company Board of Directors. (10)
2.          Not Applicable.
3(a).       Underwriting Agreement between The Variable Annuity Life Insurance
            Company, The Variable Annuity Life Insurance Company Separate
            Account A and American General Distributors, Inc. (2)
4(a).       Specimen Individual Annuity Contract. (Form UIT-194). (1)
4(b)(i).    Specimen Group Annuity Contract. (Form UITG-194). (1)
4(b)(ii).   Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).
            (1)
4(b)(iii).  Specimen Certificate of Participation under Group Annuity Contract
            (Form UITG-194P). (1)
4(b)(iv).   Specimen Individual Retirement Account Annuity Contract. (Form
            UIT-IRA-194). (1)
4(b)(v).    Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).
            (1)
4(b)(vi).   Specimen Endorsement to Group Annuity Contract or Certificate of
            Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)
4(b)(vii).  Specimen SIMPLE Individual Retirement Annuity Contract (Form
            UIT-SIMPLE-897). (4)
4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity
            Contract (Form IPD-798). (4)
4(b)(ix).   Specimen Portfolio Director Individual Retirement Annuity (IRA)
            Endorsement to Individual Retirement Account Annuity Contract (Form
            IPDIRA-798). (4)
4(b)(x).    Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA)
            Endorsement to Individual Non-Qualified Annuity Contract (Form
            IPDN-798). (4)
4(b)(xi).   Specimen Economic Growth and Tax Relief Reconciliation Act
            ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form
            EGTR-302). (10)
4(b)(xii).  Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
            EGTRIRA 802). (10)
4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form
            ROTHEGTR-802). (10)
5(a)(i).    Specimen Application for Portfolio Director/Portfolio Director
            2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred
            Annuities (NQDA). (10)

5(a)(ii).   Specimen Application for Portfolio Director/Portfolio Director
            2/Portfolio Director Plus Fixed and Variable Annuity for use with
            Individual Retirement Annuities (IRA), Simplified Employee Pension
            Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b).       Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989.(1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990(1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (10)

7.          Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

            (2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

            (3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

            (4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

            (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

            (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

            (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

            (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

            (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997.
            (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6) (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f). Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998.
            (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii).   Form of Amendment No. 1 to Participation Agreement between The
            Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii).  Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and SIT Investment Associates, Inc.
            dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii).  Form of Participation Agreement between The Variable Annuity Life
            Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and SIT Investment Associates, Inc.
            dated November 1, 2000 (Mid Cap Growth Fund). (9)
8(i)(i).    Form of Participation Agreement between The Variable Annuity Life
            Insurance Company, Ariel Investment Trust and Ariel Distributors,
            Inc. dated November 7, 2000. (9)
8(i)(ii).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and Ariel Distributors, Inc. (9)
8(j)(i).    Form of Services Agreement between The Variable Annuity Life
            Insurance Company and Janus Service Corporation. (9)
8(j)(ii).   Form of Participant Administrative Services Agreement between The
            Variable Annuity Life Insurance Company and Janus Service
            Corporation. (9)
8(j)(iii).  Form of Distribution and Shareholder Services Agreement between The
            Variable Annuity Life Insurance Company and Janus Distributors, Inc.
            (9)
8(k)(i).    Form of Participation Agreement between The Variable Annuity Life
            Insurance Company, INVESCO Stock Funds, Inc. and INVESCO
            Distributors, Inc. (9)
8(k)(ii).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)
8(l)(i).    Form of Participation Agreement between The Variable Annuity Life
            Insurance Company, Warburg Pincus Small Company Growth Funds (common shares), Credit Suisse Asset Management, LLC and Credit Suisse Asset
            Management Securities, Inc. dated October 2, 2000. (9)
8(l)(ii).   Form of Administrative Services Agreement Letter between The
            Variable Annuity Life Insurance Company and Credit Suisse Asset
            Management, LLC dated October 2, 2000. (9)
8(m)(i).    Form of Participation Agreement between The Variable Annuity Life
            Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated
            November 1, 2000. (9)
8(m)(ii).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and Holland Capital Management, L.P.
            dated November 1, 2000. (9)
8(n).       Form of Agency Agreement between The Variable Annuity Life Insurance
            Company, MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson
            & Sherrerd, LLP dated November 1, 2000. (9)
9.          Opinion and consent of counsel. (5)
10.         Consent of Independent Registered Public Accounting Firm. (Filed
            herewith)
11.         Not Applicable.
12.         Not Applicable.
13.         Calculation of standard and nonstandard performance information. (3)
14.         Powers of Attorney (11). (And filed herewith)
15.         Supplemental Information Form which discloses Section 403(b)(11)
            withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, accession number 0000950129-96-000265.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, accession number 0000950129-00-001969.

(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, accession number 0000950129-97-005374.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, accession number 0000950129-98-005074.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, accession number 0000950129-98-001794.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, accession number 0000950129-96-001391.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, accession number 0000950129-98-003727.

(8) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, accession number 0000950129-99-001733.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, accession number 0000950129-00-005232.

(10) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 18, 2005 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES AND PRINCIPAL                POSITIONS AND OFFICES
BUSINESS ADDRESS                   HELD WITH DEPOSITOR

        Officer                    Title
        -----------------------    ---------------------------------------------
        Jay S. Wintrob*            Director
        Bruce R. Abrams            Director, President & Chief Executive Officer
        M. Kathleen Adamson        Director and Executive Vice President -
                                    Operations Administration
        James R. Belardi*          Executive Vice President
        Mary L. Cavanaugh          Director, Executive Vice President, General
                                    Counsel & Secretary
        Randall W. Epright**       Executive Vice President & Chief Information
                                    Officer
        Michael J. Perry           Executive Vice President-National Sales
        Jay G. Wilkinson           Executive Vice President-Group Management
        N. Scott Gillis**          Director, Senior Vice President & Principal
                                    Financial Officer
        Michael J. Akers           Director, Senior Vice President & Chief
                                    Actuary
        Kathleen M. McCutcheon     Director & Vice President - Human Resources
        Lillian Caliman            Senior Vice President & Divisional Chief
                                    Information Officer
        Evelyn Curran              Senior Vice President - Product Development
        David H. den Boer          Senior Vice President & Chief Compliance
                                    Officer
        Trennis L. Jones           Senior Vice President - Marketing
        Richard Lindsay            Executive Vice President - Strategic Planning
        Thomas G. Norwood          Senior Vice President - Broker/Dealer
                                    Operations
        Jamie L. Ohl               Senior Vice President - Group Management

        Peter W. Seroka            Senior Vice President - Marketing
        Brenda Simmons             Senior Vice President - Client Contribution
                                    Services
        Richard L. Bailey          Vice President - Group Actuarial
        Kurt Bernlohr              Vice President - Product Strategy
        Mary C. Birmingham         Vice President - Group Plan Services
        Gregory Stephen Broer      Vice President - Actuarial
        Marta L. Brown             Vice President - Marketing Communications
        Michael T. Buchanan        Vice President
        Richard A. Combs           Vice President - Actuarial
        Neil J. Davidson           Vice President - Actuarial
        Terry B. Festervand        Vice President & Treasurer
        Daniel Fritz               Vice President - Actuarial
        Darlene Flagg              Vice President - Marketing Communications
        Mark D. Foster             Vice President - VFA Compensation
        Marc Gamsin*               Vice President
        Michael D. Gifford         Vice President - Marketing
        Glenn Harris               Vice President - Operations
        Eric B. Holmes             Vice President
        Stephen M. Hughes          Vice President - Marketing
        Joanne M. Jarvis           Vice President - Sales Planning & Reporting
        Joan M. Keller             Vice President - Client Service Processing
        William R. Keller, Jr.     Vice President - Strategic Planning
        Ted G. Kennedy             Vice President - Government Relations
        Calvin King                Vice President - North Houston CCC
        Gary J. Kleinman****       Vice President
        Suzanne A. Krenz           Vice President - Marketing
        Pirie McIndoe              Vice President
        Joseph P. McKernan         Vice President - Information Technology
        Kevin S. Nazworth          Vice President
        Greg Outcalt*              Vice President
        Rembert R. Owen, Jr.       Vice President & Assistant Secretary
        Linda C. Robinson          Vice President - Group Plan Administration
        Keith R. Schlosser         Vice President - Sales Executive
                                    Administration
        Richard W. Scott****       Vice President & Chief Investment Officer
        Cynthia S. Seeman          Vice President - Account Management
        Daniel R. Swick            Vice President
        Richard A. Turner          Vice President - Retirement Services Tax
        Sarah Van Beck             Vice President - Financial Reporting
        Frank A. Venutolo          Vice President - Marketing
        Krien VerBerkmoes          Vice President - Sales Compliance
        Darla G. Wilton            Vice President - National Sales
        W. Larry Mask              Assistant Secretary
        Kortney S. Farmer          Assistant Secretary
        Tracey E. Harris           Assistant Secretary
        Russell J. Lessard         Assistant Secretary
        Connie E. Pritchett***     Assistant Secretary
        Frederick J. Sdao          Assistant Secretary
        Katherine Stoner           Assistant Secretary
        Dan Cricks                 Tax Officer
        John Fleming               Assistant Treasurer
        Louis McNeal               Assistant Treasurer
        Tara S. Rock               Assistant Treasurer

*       1 SunAmerica Center, Los Angeles, California 90067-6022

**      21650 Oxnard Ave., Woodland Hills, California 91367

***     205 E. 10th Avenue, Amarillo, Texas 79101

****    70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

                                                                                                    % of Voting
                                                                                                    Securities Owned
                                                                                 Jurisdiction of    by its Immediate
Name of Corporation*                                                             Incorporation      Parent
------------------------------------------------------------------------------   ----------------   -----------------
American General Corporation                                                     Texas              100%
     American General Bancassurance Services, Inc.                               Illinois           100%
     AGC Life Insurance Company                                                  Missouri           100%
         AIG Assurance Canada                                                    Canada             100%
         AIG Life of Bermuda, Ltd.                                               Bermuda            100%
         American General Life and Accident Insurance Company                    Tennessee          100%
         American General Life Insurance Company                                 Texas              100%
              American General Annuity Service Corporation                       Texas              100%
              AIG Enterprise Services, LLC                                       Delaware           100%
              American General Equity Services Corporation                       Delaware           100%
              American General Life Companies, LLC                               Delaware           100%
              The Variable Annuity Life Insurance Company                        Texas              100%
                  VALIC Retirement Services Company                              Texas              100%
                  VALIC Trust Company                                            Texas              100%
         American General Property Insurance Company                             Tennessee          51.85%**
              American General Property Insurance Company of Florida             Florida            100%
         AIG Annuity Insurance Company                                           Texas              100%
         The United States Life Insurance Company in the City of New York        New York           100%
American General Finance, Inc.                                                   Indiana            100%
     AGF Investment Corp.                                                        Indiana            100%
     American General Auto Finance, Inc.                                         Delaware           100%
     American General Finance Corporation                                        Indiana            100%
         Crossroads Mortgage, Inc.                                               Tennessee          100%
         ENM, Inc.                                                               Tennessee          100%
         MorEquity, Inc.                                                         Nevada             100%
              Wilmington Finance, Inc.                                           Delaware           100%
         Merit Life Insurance Co.                                                Indiana            100%
         Yosemite Insurance Company                                              Indiana            100%
              CommoLoCo, Inc.                                                    Puerto Rico        100%
     American General Financial Services of Alabama, Inc.                        Alabama            100%
     HSA Residential Mortgage Services of Texas, Inc.                            Delaware           100%
American General Investment management Corporation                               Delaware           100%
American General Realty Investment Corporation                                   Texas              100%
American General Assurance Company                                               Illinois           100%
     American General Indemnity Company                                          Illinois           100%
     USLIFE Credit Life Insurance Company of Arizona                             Arizona            100%
Knickerbocker Corporation                                                        Texas              100%

* Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

**      Also owned 48.15% by American General Life and Accident Insurance
        Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 30, 2005:

                                          QUALIFIED              NON-QUALIFIED
                                          CONTRACTS               CONTRACTS
                                   ---------------------   ---------------------
                                     GROUP    INDIVIDUAL     GROUP    INDIVIDUAL
                                   ---------  ----------   ---------  ----------
Portfolio Director:                 105,997     131,129      11,110       0
Portfolio Director 2:               417,858     300,594      47,992       1
Portfolio Director Plus:            285,704     105,134      55,050       0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of AGDI as of December 2, 2004. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

     Name and Principal          Position and Offices With Underwriter American
       Business Address                       General Distributors, Inc.
-------------------------------  -----------------------------------------------
Richard Lindsay                  Director, Chief Executive Officer and President
Mary L. Cavanaugh                Director and Assistant Secretary
David H. den Boer                Director, Senior Vice President and Secretary
Thomas G. Norwood                Executive Vice President
Krien VerBerkmoes                Chief Compliance Officer
John Reiner                      Chief Financial Officer and Treasurer
Daniel R. Cricks                 Tax Officer
Kurt W. Bernlohr                 Assistant Secretary
Tracey E. Harris                 Assistant Secretary
Russell J. Lessard               Assistant Secretary
Kortney S. Farmer                Assistant Secretary

(c) AGDI is the principal underwriter for the Registrant. The licensed agents who sell the forms of contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to contract owners, participants, annuitants or beneficiaries in addition to the charges described in the prospectuses for the contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         Attn:  Operations Administration
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

        1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

        2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

        3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

        (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

        (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

        (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

        (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

        (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

        (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

        (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

        (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

        (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

        (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

        (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 29th day of April 2005.

                                        THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY SEPARATE ACCOUNT A
                                        (Registrant)

                                   BY:  THE VARIABLE ANNUITY LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)

                                   BY:  /s/ Mary L. Cavanaugh
                                        ----------------------------------------
                                        Mary L. Cavanaugh
                                        Executive Vice President, General
                                        Counsel and Secretary

ATTEST:  /s/  Katherine Stoner
        -----------------------
         Katherine Stoner
         Assistant Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                          Title                      Date
-------------------------------    -----------------------    ------------------
              *                    Director                   April 29, 2005
-------------------------------
Jay S. Wintrob

              *                    Director and Chief         April 29, 2005
-------------------------------    Executive Officer
Bruce R. Abrams

              *                    Director                   April 29, 2005
-------------------------------
M. Kathleen Adamson

              *                    Director                   April 29, 2005
-------------------------------
Michael J. Akers

/s/ Mary L. Cavanaugh              Director                   April 29, 2005
-------------------------------
Mary L. Cavanaugh

              *                    Director and Principal     April 29, 2005
-------------------------------    Financial Officer
N. Scott Gillis

              *                    Director                   April 29, 2005
-------------------------------
Kathleen M. McCutcheon

/s/ Sarah Van Beck                 Vice President and         April 29, 2005
-------------------------------    Chief Accounting Officer
Sarah Van Beck

*/s/ Katherine Stoner                                         April 29, 2005
-------------------------------
Katherine Stoner
Attorney-in- Fact

                                Index of Exhibits

Exhibit No.
-----------
10            Consent of Independent Registered Public Accounting Firm

14            Power of Attorney